American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2025
unaudited
Common stocks 97.03% Information technology 24.62%	Shares	Value (000)
Microsoft Corp.	1,065,401	$399,941
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	394,170
NVIDIA Corp.	2,403,112	260,449
ASML Holding NV (ADR)	147,394	97,667
ASML Holding NV	124,200	82,183
Broadcom, Inc.	929,070	155,554
Apple, Inc.	451,354	100,259
Synopsys, Inc.[1]	181,103	77,666
SAP SE	225,367	59,833
Shopify, Inc., Class A, subordinate voting shares[1]	608,475	58,097
NEC Corp.	2,315,900	49,149
Samsung Electronics Co., Ltd.	1,068,680	42,322
Capgemini SE	255,102	38,147
EPAM Systems, Inc.[1]	187,399	31,640
International Business Machines Corp.	48,049	11,948
Keyence Corp.	30,400	11,932
Ubiquiti, Inc.	20,700	6,420
Xero, Ltd.[1]	61,011	5,965
Cloudflare, Inc., Class A1	50,792	5,724
		1,889,066
Financials 16.30%
3i Group PLC	2,397,461	112,309
Visa, Inc., Class A	311,603	109,204
Aon PLC, Class A	244,466	97,564
Fiserv, Inc.[1]	409,913	90,521
AXA SA	2,035,893	86,913
Citigroup, Inc.	1,104,759	78,427
Banco Bilbao Vizcaya Argentaria, SA	5,017,421	68,394
Prudential PLC	5,689,457	61,383
Société Générale	1,237,374	55,865
Tradeweb Markets, Inc., Class A	332,600	49,378
Brookfield Corp., Class A	766,870	40,192
CVC Capital Partners PLC	1,959,718	38,947
VZ Holding AG	201,422	38,474
Blackstone, Inc.	255,000	35,644
Swissquote Group Holding, Ltd.	80,515	34,739
Ameriprise Financial, Inc.	67,606	32,729
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	32,072
CME Group, Inc., Class A	103,473	27,450
UBS Group AG	794,665	24,350
Partners Group Holding AG	16,661	23,642
Japan Post Insurance Co., Ltd.	1,156,950	23,466
Eurobank Ergasias Services and Holdings SA	8,619,374	23,208
XP, Inc., Class A	1,360,351	18,705
FinecoBank SpA	635,542	12,591
KKR & Co., Inc.	101,586	11,744
American Funds Insurance Series — Page 1 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Skandinaviska Enskilda Banken AB, Class A	608,175	$9,972
AIA Group, Ltd.	913,107	6,902
Jackson Financial, Inc., Class A	44,327	3,714
GMO Payment Gateway, Inc.	44,100	2,358
		1,250,857
Consumer discretionary 14.79%
Amazon.com, Inc.[1]	542,180	103,155
Chipotle Mexican Grill, Inc.[1]	1,878,200	94,304
Prosus NV, Class N	1,846,586	86,145
Renault SA	1,688,781	85,817
LVMH Moët Hennessy-Louis Vuitton SE	116,443	72,698
Booking Holdings, Inc.	15,225	70,140
Starbucks Corp.	616,040	60,427
Trip.com Group, Ltd. (ADR)	932,676	59,300
MercadoLibre, Inc.[1]	28,321	55,251
LKQ Corp.	1,041,420	44,302
Sanrio Co., Ltd.	950,000	43,998
MGM China Holdings, Ltd.	28,793,200	38,749
InterContinental Hotels Group PLC	360,000	38,745
Compagnie Financière Richemont SA, Class A	182,422	31,856
Flutter Entertainment PLC[1]	126,797	28,092
Moncler SpA	449,770	27,792
Inchcape PLC	2,991,192	25,951
Entain PLC	3,341,847	25,181
lululemon athletica, Inc.[1]	82,202	23,268
Ferrari NV (EUR denominated)	51,774	22,083
Restaurant Brands International, Inc. (CAD denominated)	318,949	21,262
Industria de Diseño Textil, SA	321,937	16,059
Wynn Macau, Ltd.	21,430,000	15,387
YUM! Brands, Inc.	94,493	14,869
Home Depot, Inc.	35,621	13,055
Global-E Online, Ltd.[1]	300,000	10,695
Evolution AB	88,523	6,603
		1,135,184
Industrials 14.59%
Safran SA	727,948	192,037
Comfort Systems USA, Inc.	278,016	89,613
TransDigm Group, Inc.	50,071	69,263
Copart, Inc.[1]	1,011,807	57,258
Caterpillar, Inc.	168,409	55,541
Airbus SE, non-registered shares	268,262	47,301
Ryanair Holdings PLC (ADR)	1,069,423	45,311
RELX PLC	721,205	36,227
Ingersoll-Rand, Inc.	433,179	34,667
Siemens AG	150,600	34,552
Howmet Aerospace, Inc.	262,240	34,020
Hitachi, Ltd.	1,428,100	33,062
GT Capital Holdings, Inc.	3,520,121	31,361
Saab AB, Class B	797,272	31,323
Crane Co.	204,000	31,249
Compagnie de Saint-Gobain SA, non-registered shares	270,675	26,906
Boeing Co. (The)[1]	149,146	25,437
Honeywell International, Inc.	111,501	23,610
American Funds Insurance Series — Page 2 of 308

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ASSA ABLOY AB, Class B	777,100	$23,351
BayCurrent, Inc.	502,900	21,827
General Electric Co.	102,437	20,503
Schneider Electric SE	88,500	20,486
Techtronic Industries Co., Ltd.	1,679,500	20,228
DSV A/S	97,734	18,918
Alliance Global Group, Inc.	156,400,700	16,565
Carrier Global Corp.	242,000	15,343
ITOCHU Corp.	312,960	14,458
RS Group PLC	1,745,907	12,710
Kongsberg Gruppen ASA	80,834	11,852
Recruit Holdings Co., Ltd.	167,400	8,697
Daikin Industries, Ltd.	76,900	8,349
SMC Corp.	22,500	8,006
		1,120,031
Health care 12.03%
Eli Lilly and Co.	209,940	173,392
Vertex Pharmaceuticals, Inc.[1]	247,071	119,785
UnitedHealth Group, Inc.	181,500	95,061
Novo Nordisk AS, Class B	1,217,844	84,412
Sanofi	640,801	71,007
Argenx SE (ADR)[1]	97,099	57,469
Regeneron Pharmaceuticals, Inc.	83,600	53,022
Thermo Fisher Scientific, Inc.	88,219	43,898
Cigna Group (The)	132,736	43,670
Pfizer, Inc.	1,418,993	35,957
Centene Corp.[1]	580,852	35,264
Alnylam Pharmaceuticals, Inc.[1]	123,340	33,304
EssilorLuxottica SA	90,005	25,893
Siemens Healthineers AG	345,670	18,547
Bayer AG	537,074	12,820
DexCom, Inc.[1]	179,440	12,254
Pro Medicus, Ltd.	48,121	6,081
Viatris, Inc.	110,678	964
Euroapi SA1,2	5,869	17
		922,817
Communication services 5.54%
Alphabet, Inc., Class A	948,455	146,669
Meta Platforms, Inc., Class A	242,200	139,594
Publicis Groupe SA	400,000	37,690
Nintendo Co., Ltd.	376,100	25,654
Spotify Technology SA1	45,882	25,237
Tencent Holdings, Ltd.	297,100	18,935
Bharti Airtel, Ltd.	868,779	17,576
CTS Eventim AG & Co. KGaA	135,001	13,488
		424,843
Consumer staples 3.60%
Costco Wholesale Corp.	48,946	46,292
Dollar General Corp.	408,173	35,891
British American Tobacco PLC	863,200	35,587
Carrefour SA, non-registered shares	2,201,230	31,568
Philip Morris International, Inc.	167,000	26,508
American Funds Insurance Series — Page 3 of 308

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Nestlé SA	261,067	$26,401
Monster Beverage Corp.[1]	440,000	25,749
Pernod Ricard SA	192,833	19,154
Kweichow Moutai Co., Ltd., Class A	74,500	16,046
Loblaw Companies, Ltd.	93,102	13,047
		276,243
Energy 2.44%
Canadian Natural Resources, Ltd. (CAD denominated)	1,940,000	59,694
Schlumberger NV	1,172,369	49,005
Tourmaline Oil Corp.	612,792	29,553
TotalEnergies SE	297,902	19,254
Reliance Industries, Ltd.	1,105,000	16,435
NAC Kazatomprom JSC (GDR)	404,535	13,247
		187,188
Materials 2.13%
Linde PLC	214,708	99,976
Amcor PLC (CDI)	3,567,000	34,231
First Quantum Minerals, Ltd.[1]	1,128,850	15,179
LyondellBasell Industries NV	199,925	14,075
		163,461
Utilities 0.58%
Torrent Power, Ltd.	1,918,769	33,139
FirstEnergy Corp.	286,296	11,572
		44,711
Real estate 0.41%
Goodman Logistics (HK), Ltd. REIT	1,750,331	31,478
Total common stocks (cost: $4,845,883,000)		7,445,879
Preferred securities 0.28% Information technology 0.28%
Samsung Electronics Co., Ltd., nonvoting preferred shares	663,600	21,466
Total preferred securities (cost: $19,864,000)		21,466
Short-term securities 2.56% Money market investments 2.56%
Capital Group Central Cash Fund 4.33%[3,4]	1,966,052	196,605
Total short-term securities (cost: $196,597,000)		196,605
Total investment securities 99.87% (cost: $5,062,344,000)		7,663,950
Other assets less liabilities 0.13%		10,292
Net assets 100.00%		$7,674,242
American Funds Insurance Series — Page 4 of 308

unaudited
Investments in affiliates4

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.56%
Money market investments 2.56%
Capital Group Central Cash Fund 4.33%[3]	$283,574	$304,298	$391,184	$(38)	$(45)	$196,605	$2,674

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $10,000, which represented less than 0.01% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 3/31/2025.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 5 of 308

Global Small Capitalization Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 94.76% Industrials 21.08%	Shares	Value (000)
CBIZ, Inc.[1]	556,925	$42,248
Cleanaway Waste Management, Ltd.	15,692,698	25,618
Trelleborg AB, Class B	685,163	25,559
International Container Terminal Services, Inc.	4,047,260	25,125
UL Solutions, Inc., Class A	380,211	21,444
VSE Corp.	161,862	19,422
Diploma PLC	365,247	18,245
Qantas Airways, Ltd.	3,113,684	17,756
Inox Wind, Ltd.[1]	9,322,938	17,673
Nexans SA	161,945	15,947
Takasago Thermal Engineering Co., Ltd.	424,000	15,780
Hensoldt AG1	233,683	15,659
Rumo SA	4,510,526	12,821
Air Lease Corp., Class A	250,000	12,077
Adecco Group AG	394,191	11,851
Carel Industries SpA[1]	608,698	11,118
LS Electric Co., Ltd.	90,984	11,087
Godrej Industries, Ltd.[1]	802,102	10,593
Comfort Systems USA, Inc.	31,592	10,183
AZEK Co., Inc. (The), Class A1	207,774	10,158
Alaska Air Group, Inc.[1]	200,000	9,844
IMCD NV	71,833	9,561
First Advantage Corp.[1]	670,201	9,443
ICF International, Inc.	106,715	9,068
Applied Industrial Technologies, Inc.	39,533	8,908
Sinfonia Technology Co., Ltd.[2]	218,386	8,782
Casella Waste Systems, Inc., Class A1	76,280	8,506
REV Group, Inc.	251,943	7,961
Kandenko Co., Ltd.	434,800	7,795
Howden Joinery Group PLC	831,191	7,768
RENK Group AG1,2	157,353	7,547
Reliance Worldwide Corp., Ltd.	2,633,607	7,393
Engcon AB, Class B2	795,991	7,269
Addtech AB, Class B	245,222	7,188
XPO, Inc.[1]	63,304	6,810
MISUMI Group, Inc.	400,000	6,673
Wizz Air Holdings PLC[1]	340,978	6,593
dormakaba Holding AG	8,454	6,317
Beijer Ref AB, Class B	445,805	6,256
Trex Co., Inc.[1]	102,977	5,983
CSW Industrials, Inc.	19,652	5,729
Matson, Inc.	44,122	5,655
SPIE SA	125,564	5,351
Visional, Inc.[1]	105,238	5,313
MonotaRO Co., Ltd.	282,600	5,278
Localiza Rent a Car SA, ordinary nominative shares	855,885	5,038
American Funds Insurance Series — Page 6 of 308

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Georg Fischer AG	69,127	$5,031
SATS, Ltd.	2,022,100	4,618
Instalco AB1	1,423,433	4,385
THK Co., Ltd.	165,900	4,055
Kurita Water Industries, Ltd.	125,000	3,865
KEI Industries, Ltd.	84,089	2,837
Byrna Technologies, Inc.[1]	166,228	2,799
IndiaMart InterMesh, Ltd.	110,684	2,678
Sterling Infrastructure, Inc.[1]	18,920	2,142
Herc Holdings, Inc.	15,514	2,083
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	275,400	1,438
Delhivery Ltd.[1]	433,780	1,289
Loar Holdings, Inc.[1]	7,900	558
McGrath RentCorp	4,336	483
		576,654
Consumer discretionary 16.09%
Skechers USA, Inc., Class A1	537,293	30,507
DraftKings, Inc., Class A1	879,490	29,208
Entain PLC	3,868,193	29,147
Lands’ End, Inc.[1,3]	2,100,000	21,378
Sega Sammy Holdings, Inc.[2]	918,700	17,736
Ollies Bargain Outlet Holdings, Inc.[1]	148,583	17,289
Wyndham Hotels & Resorts, Inc.	183,084	16,571
Genius Sports, Ltd.[1]	1,640,078	16,417
Champion Homes, Inc.[1]	166,254	15,754
Thor Industries, Inc.	201,786	15,297
CAVA Group, Inc.[1]	172,411	14,898
Inchcape PLC	1,658,830	14,392
Light & Wonder, Inc.[1]	147,860	12,806
Patrick Industries, Inc.	146,034	12,349
YETI Holdings, Inc.[1]	336,638	11,143
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,928,425	10,163
Grand Canyon Education, Inc.[1]	52,158	9,024
Evolution AB	114,581	8,547
Food & Life Companies, Ltd.	283,500	8,472
Acushnet Holdings Corp.[2]	123,300	8,466
Aditya Vision, Ltd.[1]	1,409,045	7,337
Sanrio Co., Ltd.	150,500	6,970
TopBuild Corp.[1]	22,196	6,769
Guzman y Gomez, Ltd.[1]	332,882	6,761
Lottomatica Group SpA[1]	324,745	6,540
Shoei Co., Ltd.	563,400	6,409
Boot Barn Holdings, Inc.[1]	54,261	5,829
tonies SE, Class A1	960,519	5,788
Steven Madden, Ltd.	209,926	5,592
Zalando SE, non-registered shares[1]	158,289	5,462
Camping World Holdings, Inc., Class A	333,509	5,390
Tube Investments of India, Ltd.	166,232	5,347
Cairn Homes PLC (EUR denominated)[1]	2,479,221	5,118
Five Below, Inc.[1]	66,857	5,009
Yonex Co., Ltd.	300,000	4,787
Installed Building Products, Inc.	25,000	4,286
MRF, Ltd.	3,180	4,188
American Funds Insurance Series — Page 7 of 308

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
On Holding AG, Class A1	89,436	$3,928
Chalet Hotels, Ltd.[1]	386,821	3,704
Smartfit Escola de Ginástica e Dança SA	980,320	3,508
Wolverine World Wide, Inc.	222,866	3,100
Hanesbrands, Inc.[1]	501,260	2,892
Victorias Secret & Co.[1]	137,388	2,553
Crocs, Inc.[1]	14,031	1,490
Haichang Ocean Park Holdings, Ltd.[1]	13,430,000	1,123
EIH, Ltd.	163,557	675
		440,119
Financials 14.81%
Cholamandalam Investment and Finance Co., Ltd.	2,069,733	36,731
Glacier Bancorp, Inc.	665,323	29,421
Eurobank Ergasias Services and Holdings SA	9,876,970	26,594
Stifel Financial Corp.	271,050	25,549
Vontobel Holding AG	339,219	24,715
HDFC Asset Management Co., Ltd.	480,000	22,490
SLM Corp.	683,650	20,079
SiriusPoint, Ltd.[1]	900,000	15,561
Janus Henderson Group PLC	389,423	14,078
Home BancShares, Inc.	495,420	14,006
Lazard, Inc., Class A	302,818	13,112
Pluxee NV	642,301	13,100
Asia Commercial Joint Stock Bank	12,026,305	12,728
Baldwin Insurance Group, Inc. (The), Class A1	280,271	12,525
IIFL Finance, Ltd.[1]	3,028,075	11,544
CVB Financial Corp.	595,132	10,986
Fukuoka Financial Group, Inc.	391,500	10,333
SouthState Corp.	102,954	9,556
Banco del Bajio, SA	4,148,179	9,012
Essent Group, Ltd.	150,000	8,658
Patria Investments, Ltd., Class A	572,494	6,464
360 ONE WAM, Ltd.[1]	576,094	6,342
Five-Star Business Finance, Ltd.[1]	673,655	5,700
Discovery, Ltd.	483,482	5,264
Bridgepoint Group PLC	1,232,030	5,124
EFG International AG	334,117	4,964
Haci Ömer Sabanci Holding AS	2,013,292	4,453
BNK Financial Group, Inc.	605,857	4,238
JB Financial Group Co., Ltd.	294,756	3,505
Porto Seguro SA	500,000	3,505
Root, Inc., Class A1	24,529	3,273
United Community Banks, Inc.	111,905	3,148
Capitec Bank Holdings, Ltd.	14,270	2,424
Sprott, Inc.	50,980	2,284
PJT Partners, Inc., Class A	15,779	2,176
AvidXchange Holdings, Inc.[1]	164,986	1,399
		405,041
Health care 13.36%
Insulet Corp.[1]	207,210	54,415
Masimo Corp.[1]	171,106	28,506
Max Healthcare Institute, Ltd.	1,604,259	20,623
Glenmark Pharmaceuticals, Ltd.	1,083,549	19,404
American Funds Insurance Series — Page 8 of 308

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Ensign Group, Inc. (The)	131,436	$17,008
Integer Holdings Corp.[1]	143,655	16,953
Vimian Group AB (publ)[1]	3,741,179	15,887
DiaSorin Italia SpA	158,636	15,712
Carl Zeiss Meditec AG, non-registered shares	234,367	15,373
Ambu AS, Class B, non-registered shares	799,520	13,713
BridgeBio Pharma, Inc.[1]	224,917	7,775
BridgeBio Pharma, Inc.[1,4]	134,457	4,648
Haemonetics Corp.[1]	188,879	12,003
CONMED Corp.	186,450	11,260
Establishment Labs Holdings, Inc.[1,2]	198,608	8,104
Encompass Health Corp.	78,343	7,935
Asker Healthcare Group AB1	964,065	7,721
SKAN Group AG	95,682	7,533
Addus HomeCare Corp.[1]	74,233	7,341
Vaxcyte, Inc.[1]	180,439	6,813
Denali Therapeutics, Inc.[1]	458,929	6,239
Aster DM Healthcare, Ltd.	1,089,547	6,152
iRhythm Technologies, Inc.[1]	49,337	5,165
Bachem Holding AG2	85,359	5,039
LivaNova PLC[1]	124,551	4,892
IDEAYA Biosciences, Inc.[1]	249,395	4,085
AddLife AB, Class B	280,870	4,054
Praxis Precision Medicines, Inc.[1]	105,510	3,996
Dr. Lal PathLabs, Ltd.	129,851	3,761
Nordhealth AS, Class A1	1,030,666	3,724
Vericel Corp.[1]	74,904	3,342
Angelalign Technology, Inc.	412,748	2,949
Integra LifeSciences Holdings Corp.[1]	131,000	2,881
Blueprint Medicines Corp.[1]	31,598	2,797
Indegene, Ltd.[1]	343,649	2,314
ICON PLC[1]	11,862	2,076
Structure Therapeutics, Inc. (ADR)[1]	107,868	1,867
Kymera Therapeutics, Inc.[1]	47,441	1,298
		365,358
Information technology 12.27%
PAR Technology Corp.[1]	356,797	21,886
PAR Technology Corp.[1,4]	325,484	19,965
Silicon Laboratories, Inc.[1]	238,278	26,823
Allegro MicroSystems, Inc.[1]	1,064,843	26,759
MACOM Technology Solutions Holdings, Inc.[1]	225,450	22,631
King Slide Works Co., Ltd.	361,784	18,241
Q2 Holdings, Inc.[1]	198,415	15,875
Confluent, Inc., Class A1	594,946	13,945
Insight Enterprises, Inc.[1]	84,243	12,636
Pegasystems, Inc.	179,799	12,500
eMemory Technology, Inc.[1]	168,430	11,755
Semtech Corp.[1]	323,681	11,135
Klaviyo, Inc., Class A1	328,169	9,930
Riken Keiki Co., Ltd.	506,400	8,780
Lumentum Holdings, Inc.[1]	128,124	7,987
Topicus.com, Inc., subordinate voting shares[1]	80,400	7,888
Credo Technology Group Holding, Ltd.[1]	194,072	7,794
Ncino, Inc.[1]	269,841	7,412
American Funds Insurance Series — Page 9 of 308

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Tokyo Seimitsu Co., Ltd.	124,023	$6,709
Maruwa Co., Ltd.	31,754	6,527
Kokusai Electric Corp.	373,779	6,146
Alphawave IP Group PLC[1,2]	5,021,539	6,132
Unity Software, Inc.[1]	302,073	5,918
Softcat PLC	231,551	4,736
MKS Instruments, Inc.	56,170	4,502
Fabrinet, non-registered shares[1]	22,040	4,353
GitLab, Inc., Class A1	86,799	4,079
ASMPT, Ltd.	420,800	2,955
Tanla Platforms, Ltd.	520,862	2,833
SINBON Electronics Co., Ltd.[1]	327,000	2,535
SentinelOne, Inc., Class A1	135,357	2,461
HPSP Co., Ltd.	133,836	2,425
LEM Holding SA	2,598	2,091
Hexaware Technologies, Ltd.	135,812	1,113
Hexaware Technologies, Ltd.[5]	103,877	852
MongoDB, Inc., Class A1	10,484	1,839
Xiamen Faratronic Co., Ltd., Class A	78,019	1,181
Cellebrite DI, Ltd.[1]	52,989	1,030
Silvaco Group, Inc.[1,2]	163,728	747
Yotpo, Ltd.[1,4,6]	678,736	550
		335,656
Materials 4.73%
Knife River Corp.[1]	222,302	20,054
Materion Corp.	225,673	18,415
Sumitomo Bakelite Co., Ltd.	592,959	13,269
Celanese Corp.	204,607	11,615
Huhtamäki OYJ	299,236	10,671
LANXESS AG	310,570	9,322
Lundin Gold, Inc.	300,000	9,289
Lundin Mining Corp.	1,000,000	8,102
Verallia SAS	140,206	4,383
Osaka Soda Co., Ltd.[2]	384,900	4,188
Cabot Corp.	48,229	4,010
Acerinox, SA	330,000	3,867
Arkema SA	37,858	2,890
ATI, Inc.[1]	45,854	2,386
NV Bekaert SA	53,808	1,943
Umicore SA	181,924	1,887
ASP Isotopes Inc.[1,2]	344,175	1,614
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,475
		129,380
Communication services 3.83%
Lions Gate Entertainment Corp., Class B1	3,347,177	26,510
Magnite, Inc.[1]	1,533,111	17,493
Nippon Television Holdings, Inc.	679,805	13,920
Springer Nature AG & Co. KGaA, non-registered shares[1]	609,415	12,454
Indosat Tbk PT	135,085,677	11,824
Rightmove PLC	1,209,594	10,716
Future PLC	725,208	7,051
American Funds Insurance Series — Page 10 of 308

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
JCDecaux SE1	205,906	$3,498
Bharti Hexacom, Ltd.	75,930	1,295
		104,761
Real estate 2.69%
Embassy Office Parks REIT	6,564,847	28,053
Charter Hall Group REIT	813,498	8,288
UMH Properties, Inc. REIT	401,900	7,515
ESR-REIT REIT	35,947,873	6,397
Macrotech Developers, Ltd.	442,564	6,174
Mindspace Business Parks REIT	1,250,000	5,487
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	4,348
St. Joe Co.	88,152	4,139
Altus Group, Ltd.	89,910	3,215
		73,616
Energy 2.04%
Weatherford International	397,946	21,310
NuVista Energy, Ltd.[1]	1,086,277	10,266
CNX Resources Corp.[1]	275,000	8,657
Aegis Logistics Ltd.	790,464	7,407
Vista Energy, SAB de CV, Class A (ADR)[1]	124,514	5,797
Denison Mines Corp.[1]	974,185	1,273
NexGen Energy, Ltd.[1,2]	275,596	1,237
		55,947
Utilities 1.94%
Neoenergia SA	4,812,041	17,624
Black Hills Corp.	237,781	14,422
Talen Energy Corp.[1]	46,428	9,270
SembCorp Industries, Ltd.	1,536,800	7,180
ACEN Corp.	84,668,592	4,499
		52,995
Consumer staples 1.92%
BBB Foods, Inc., Class A1	616,758	16,455
Universal Robina Corp.	10,953,715	13,514
Raia Drogasil SA, ordinary nominative shares	3,910,099	13,053
Apotea Sverige AB1	845,173	6,140
Bakkafrost P/F	70,866	3,335
		52,497
Total common stocks (cost: $2,137,495,000)		2,592,024
Preferred securities 0.79% Information technology 0.52%
SmartHR, Inc., Series D, preferred shares[1,4,6]	3,006	10,527
Yotpo, Ltd., Series F, preferred shares[1,4,6]	2,158,609	1,748
Yotpo, Ltd., Series B, preferred shares[1,4,6]	287,894	233
Yotpo, Ltd., Series C, preferred shares[1,4,6]	274,070	222
Yotpo, Ltd., Series A-1, preferred shares[1,4,6]	183,819	149
Yotpo, Ltd., Series A, preferred shares[1,4,6]	89,605	73
Yotpo, Ltd., Series C-1, preferred shares[1,4,6]	75,980	62
Yotpo, Ltd., Series D, preferred shares[1,4,6]	42,368	34
American Funds Insurance Series — Page 11 of 308

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Yotpo, Ltd., Series B-1, preferred shares[1,4,6]	33,838	$27
Outreach Corp., Series G, preferred shares[1,4,6]	154,354	1,104
		14,179
Financials 0.27%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	641,250	7,432
Total preferred securities (cost: $28,669,000)		21,611
Convertible bonds & notes 0.05% Information technology 0.05%	Principal amount (000)
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	USD600	574
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	3,359	756
Total convertible bonds & notes (cost: $2,164,000)		1,330
Short-term securities 5.64% Money market investments 4.86%	Shares
Capital Group Central Cash Fund 4.33%[3,7]	1,330,937	133,094
Money market investments purchased with collateral from securities on loan 0.78%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[7,8]	14,784,008	14,784
Capital Group Central Cash Fund 4.33%[3,7,8]	39,273	3,927
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[7,8]	2,524,651	2,525
		21,236
Total short-term securities (cost: $154,339,000)		154,330
Total investment securities 101.24% (cost: $2,322,667,000)		2,769,295
Other assets less liabilities (1.24)%		(33,966)
Net assets 100.00%		$2,735,329
Investments in affiliates3

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.78%
Consumer discretionary 0.78%
Lands’ End, Inc.[1]	$27,594	$—	$—	$—	$(6,216)	$21,378	$—
Short-term securities 5.01%
Money market investments 4.87%
Capital Group Central Cash Fund 4.33%[7]	16,001	211,232	94,120	(7)	(12)	133,094	861
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 4.33%[7,8]	19,927		16,000 [9]			3,927	— [10]
Total short-term securities						137,021
Total 5.79%				$(7)	$(6,228)	$158,399	$861
American Funds Insurance Series — Page 12 of 308

unaudited
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp.[1]	3/8/2024	$12,580	$19,965	0.73%
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	14,344	10,527	0.39
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	4,648	0.17
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	1,748	0.06
Yotpo, Ltd.[1,6]	3/16/2021	1,418	550	0.02
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	233	0.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	222	0.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	149	0.01
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	73	0.00 [11]
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	62	0.00 [11]
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	34	0.00 [11]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	27	0.00 [11]
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,517	1,104	0.04
Total		$43,338	$39,342	1.44%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $32,735,000, which represented 1.20% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $39,342,000, which represented 1.44% of the net assets of the fund.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $852,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 3/31/2025.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 13 of 308

Growth Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 96.76% Information technology 22.69%	Shares	Value (000)
Microsoft Corp.	4,870,686	$1,828,407
NVIDIA Corp.	15,459,307	1,675,480
Broadcom, Inc.	7,980,510	1,336,177
Shopify, Inc., Class A, subordinate voting shares[1]	7,008,285	669,151
Apple, Inc.	2,754,257	611,803
Cloudflare, Inc., Class A1	4,561,309	514,014
MicroStrategy, Inc., Class A1	1,479,411	426,470
Taiwan Semiconductor Manufacturing Co., Ltd.	11,888,000	331,411
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	61,593
Micron Technology, Inc.	3,996,214	347,231
Salesforce, Inc.	1,081,690	290,282
Constellation Software, Inc.	87,642	277,556
Motorola Solutions, Inc.	512,000	224,159
Synopsys, Inc.[1]	441,681	189,415
Adobe, Inc.[1]	380,097	145,779
SK hynix, Inc.	1,000,000	132,612
ASML Holding NV (ADR)	159,102	105,426
ASML Holding NV	25,261	16,715
Unity Software, Inc.[1]	5,288,825	103,608
Applied Materials, Inc.	626,493	90,917
DocuSign, Inc.[1]	922,000	75,051
AppLovin Corp., Class A1	270,000	71,542
SAP SE	224,215	59,527
Intel Corp.	2,250,000	51,097
ARM Holdings PLC (ADR)[1,2]	437,756	46,748
Datadog, Inc., Class A1	396,700	39,357
Atlassian Corp., Class A1	175,462	37,235
RingCentral, Inc., Class A1	1,465,500	36,286
Palantir Technologies Inc., Class A1	419,603	35,414
Oracle Corp.	220,945	30,890
ServiceNow, Inc.[1]	31,490	25,070
Flex, Ltd.[1]	670,000	22,163
ASM International NV	41,358	18,949
Fair Isaac Corp.[1]	8,080	14,901
HubSpot, Inc.[1]	14,369	8,209
MKS Instruments, Inc.	101,047	8,099
Stripe, Inc., Class B1,3,4	168,598	5,686
		9,964,430
Communication services 20.41%
Meta Platforms, Inc., Class A	6,543,917	3,771,652
Netflix, Inc.[1]	2,735,448	2,550,887
Alphabet, Inc., Class C	6,407,134	1,000,987
Alphabet, Inc., Class A	5,092,644	787,526
Charter Communications, Inc., Class A1	885,779	326,436
Snap, Inc., Class A, nonvoting shares[1]	27,200,000	236,912
American Funds Insurance Series — Page 14 of 308

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Take-Two Interactive Software, Inc.[1]	368,875	$76,449
Live Nation Entertainment, Inc.[1]	544,390	71,087
T-Mobile US, Inc.	265,000	70,678
Comcast Corp., Class A	1,343,725	49,584
Pinterest, Inc., Class A1	352,109	10,915
Frontier Communications Parent, Inc.[1]	244,130	8,755
		8,961,868
Consumer discretionary 13.48%
Tesla, Inc.[1]	7,509,093	1,946,057
Amazon.com, Inc.[1]	5,382,307	1,024,038
Royal Caribbean Cruises, Ltd.	2,278,615	468,119
DoorDash, Inc., Class A1	1,700,000	310,709
NIKE, Inc., Class B	3,281,903	208,335
Chipotle Mexican Grill, Inc.[1]	3,780,347	189,811
Tractor Supply Co.	3,325,000	183,207
Hermès International	61,000	159,849
Airbnb, Inc., Class A1	1,335,319	159,517
Booking Holdings, Inc.	27,726	127,731
Home Depot, Inc.	315,781	115,731
Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	115,560
Aramark	3,218,114	111,089
Starbucks Corp.	913,476	89,603
Flutter Entertainment PLC[1]	330,165	73,148
Amadeus IT Group SA, Class A, non-registered shares	920,991	70,578
Service Corp. International	848,647	68,061
Evolution AB	888,500	66,279
Rivian Automotive, Inc., Class A1	5,206,586	64,822
D.R. Horton, Inc.	478,018	60,770
Burlington Stores, Inc.[1]	168,668	40,199
YUM! Brands, Inc.	246,744	38,828
O’Reilly Automotive, Inc.[1]	26,617	38,131
Floor & Decor Holdings, Inc., Class A1	437,000	35,165
DraftKings, Inc., Class A1	608,086	20,195
Five Below, Inc.[1]	252,000	18,881
Wayfair, Inc., Class A1	514,000	16,463
Churchill Downs, Inc.	148,149	16,455
Polaris, Inc.	371,000	15,189
Helen of Troy, Ltd.[1]	269,597	14,421
Marriott International, Inc., Class A	56,000	13,339
TopBuild Corp.[1]	40,220	12,265
YETI Holdings, Inc.[1]	325,329	10,768
Caesars Entertainment, Inc.[1]	356,300	8,908
Hilton Worldwide Holdings, Inc.	36,119	8,219
		5,920,440
Health care 13.17%
Intuitive Surgical, Inc.[1]	1,991,933	986,545
UnitedHealth Group, Inc.	1,325,617	694,292
Vertex Pharmaceuticals, Inc.[1]	1,400,227	678,858
Eli Lilly and Co.	800,452	661,101
Alnylam Pharmaceuticals, Inc.[1]	1,686,200	455,308
Boston Scientific Corp.[1]	2,735,918	275,999
Thermo Fisher Scientific, Inc.	472,926	235,328
HCA Healthcare, Inc.	627,846	216,952
American Funds Insurance Series — Page 15 of 308

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Regeneron Pharmaceuticals, Inc.	296,965	$188,344
Abbott Laboratories	980,899	130,116
Bristol-Myers Squibb Co.	1,979,253	120,715
Illumina, Inc.[1]	1,425,439	113,094
Danaher Corp.	408,661	83,775
Guardant Health, Inc.[1]	1,705,050	72,635
Ascendis Pharma AS (ADR)[1]	444,896	69,341
Novo Nordisk AS, Class B	999,137	69,253
Mettler-Toledo International, Inc.[1]	57,256	67,614
EssilorLuxottica SA	225,000	64,729
Centene Corp.[1]	1,012,211	61,451
Insmed, Inc.[1]	726,167	55,399
QIAGEN NV1	1,355,197	54,411
Exact Sciences Corp.[1]	1,192,321	51,616
BioNTech SE (ADR)[1]	562,734	51,243
Ionis Pharmaceuticals, Inc.[1]	1,674,900	50,532
AstraZeneca PLC	343,952	50,267
Sarepta Therapeutics, Inc.[1]	634,807	40,513
Molina Healthcare, Inc.[1]	108,904	35,872
Verily Life Sciences, LLC[1,3,4]	300,178	31,351
NovoCure, Ltd.[1]	1,498,493	26,703
Align Technology, Inc.[1]	133,840	21,262
Veeva Systems, Inc., Class A1	87,585	20,287
IQVIA Holdings, Inc.[1]	105,500	18,600
Amgen, Inc.	55,569	17,313
CRISPR Therapeutics AG1,2	334,619	11,387
Biohaven, Ltd.[1]	65,550	1,576
		5,783,782
Industrials 10.58%
TransDigm Group, Inc.	738,047	1,020,933
Uber Technologies, Inc.[1]	6,127,000	446,413
General Electric Co.	2,046,671	409,641
GE Vernova, Inc.	827,208	252,530
Quanta Services, Inc.	987,626	251,035
Ingersoll-Rand, Inc.	2,790,359	223,312
United Rentals, Inc.	343,479	215,258
Axon Enterprise, Inc.[1]	366,366	192,690
Dayforce, Inc.[1]	3,030,416	176,764
United Airlines Holdings, Inc.[1]	2,300,410	158,843
Republic Services, Inc.	555,749	134,580
Copart, Inc.[1]	2,348,144	132,882
FTAI Aviation, Ltd.	1,094,574	121,531
Boeing Co. (The)[1]	684,135	116,679
Equifax, Inc.	401,298	97,740
Carrier Global Corp.	1,337,133	84,774
Old Dominion Freight Line, Inc.	490,000	81,071
Airbus SE, non-registered shares	426,445	75,192
Ryanair Holdings PLC (ADR)	1,404,492	59,508
Ryanair Holdings PLC	96,554	1,939
Casella Waste Systems, Inc., Class A1	440,826	49,157
Northrop Grumman Corp.	94,803	48,540
ITT, Inc.	343,000	44,302
Willscot Holdings Corp., Class A	1,437,590	39,965
HEICO Corp.	137,622	36,771
American Funds Insurance Series — Page 16 of 308

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Honeywell International, Inc.	142,132	$30,097
XPO, Inc.[1]	263,564	28,354
Lennox International, Inc.	43,370	24,323
Bombardier, Inc., Class B1	370,826	20,868
Caterpillar, Inc.	61,104	20,152
FedEx Corp.	68,327	16,657
Safran SA	49,416	13,036
Tetra Tech, Inc.	342,234	10,010
Saia, Inc.[1]	26,620	9,302
Einride AB1,3,4	78,648	720
		4,645,569
Financials 8.61%
Visa, Inc., Class A	2,674,522	937,313
Fiserv, Inc.[1]	1,709,830	377,582
Bank of America Corp.	7,760,600	323,850
Mastercard, Inc., Class A	505,948	277,320
Toast, Inc., Class A1	7,274,350	241,290
KKR & Co., Inc.	1,974,907	228,319
Apollo Asset Management, Inc.	1,286,147	176,125
Affirm Holdings, Inc., Class A1	3,521,409	159,132
Blackstone, Inc.	891,501	124,614
Brookfield Corp., Class A	1,967,619	103,123
Citigroup, Inc.	1,128,371	80,103
Marsh & McLennan Cos., Inc.	325,585	79,453
Ryan Specialty Holdings, Inc., Class A	998,518	73,761
Progressive Corp.	258,821	73,249
Blue Owl Capital, Inc., Class A	3,123,772	62,600
First Citizens BancShares, Inc., Class A	31,833	59,022
Capital One Financial Corp.	313,000	56,121
Truist Financial Corp.	1,350,366	55,568
Discover Financial Services	313,218	53,466
Block, Inc., Class A1	920,219	49,995
UBS Group AG	1,535,000	47,035
Ares Management Corp., Class A	310,500	45,522
Intercontinental Exchange, Inc.	176,208	30,396
MSCI, Inc.	47,348	26,775
Aon PLC, Class A	57,337	22,883
Arch Capital Group, Ltd.	159,854	15,375
		3,779,992
Energy 2.80%
EOG Resources, Inc.	2,409,870	309,042
Schlumberger NV	6,312,103	263,846
MEG Energy Corp.	8,273,055	145,047
Cenovus Energy, Inc. (CAD denominated)	8,943,747	124,301
Halliburton Co.	4,077,000	103,433
EQT Corp.	1,261,826	67,419
Canadian Natural Resources, Ltd. (CAD denominated)	2,160,826	66,489
Diamondback Energy, Inc.	325,000	51,961
TechnipFMC PLC	1,423,700	45,117
Tourmaline Oil Corp.	596,759	28,779
ConocoPhillips	225,174	23,648
		1,229,082
American Funds Insurance Series — Page 17 of 308

unaudited
Common stocks (continued) Consumer staples 2.13%	Shares	Value (000)
Costco Wholesale Corp.	303,405	$286,954
Performance Food Group Co.[1]	3,559,500	279,883
Philip Morris International, Inc.	711,723	112,972
Constellation Brands, Inc., Class A	325,000	59,644
Dollar General Corp.	665,684	58,534
Dollar Tree Stores, Inc.[1]	561,983	42,188
Mondelez International, Inc., Class A	576,713	39,130
Keurig Dr Pepper, Inc.	903,000	30,901
Estée Lauder Companies, Inc. (The), Class A	350,812	23,153
JUUL Labs, Inc., Class A1,3,4,5	2,496,349	2,534
		935,893
Materials 1.69%
Wheaton Precious Metals Corp.	2,897,624	224,943
ATI, Inc.[1]	2,086,140	108,542
Royal Gold, Inc.	599,000	97,943
Grupo México, SAB de CV, Series B	19,156,155	95,778
Albemarle Corp.	1,072,000	77,205
Linde PLC	134,685	62,715
Franco-Nevada Corp.	340,400	53,537
Glencore PLC	5,275,000	19,405
		740,068
Real estate 0.63%
CoStar Group, Inc.[1]	2,099,529	166,346
Zillow Group, Inc., Class C, nonvoting shares[1]	1,583,633	108,574
		274,920
Utilities 0.57%
Constellation Energy Corp.	894,062	180,270
PG&E Corp.	4,145,582	71,221
		251,491
Total common stocks (cost: $20,079,175,000)		42,487,535
Preferred securities 0.31% Information technology 0.31%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	93,193
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,776
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	37,292
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,450
		134,711
Industrials 0.00%
Einride AB, Series C, preferred shares[1,3,4]	154,765	1,416
Total preferred securities (cost: $93,750,000)		136,127
Rights & warrants 0.04% Information technology 0.04%
Openai Global, LLC, rights[1,3,4]	13,740,540	19,237
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	— [6]
Total rights & warrants (cost: $13,741,000)		19,237
American Funds Insurance Series — Page 18 of 308

unaudited
Convertible stocks 0.01% Materials 0.01%	Shares	Value (000)
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	$4,588
Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[3,4]	809,003	566
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[3,4]	171,920	120
		686
Total convertible stocks (cost: $18,269,000)		5,274
Short-term securities 2.67% Money market investments 2.60%
Capital Group Central Cash Fund 4.33%[7,8]	11,397,406	1,139,740
Money market investments purchased with collateral from securities on loan 0.07%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[7,9]	18,701,997	18,702
Capital Group Central Cash Fund 4.33%[7,8,9]	88,823	8,882
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[7,9]	2,527,709	2,528
		30,112
Total short-term securities (cost: $1,169,803,000)		1,169,852
Total investment securities 99.79% (cost: $21,374,738,000)		43,818,025
Other assets less liabilities 0.21%		92,836
Net assets 100.00%		$43,910,861
Investments in affiliates8

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.62%
Money market investments 2.60%
Capital Group Central Cash Fund 4.33%[7]	$1,045,665	$1,292,640	$1,198,392	$(24)	$(149)	$1,139,740	$10,307
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.33%[7,9]	4,032	4,850 [10]				8,882	— [11]
Total 2.62%				$(24)	$(149)	$1,148,622	$10,307
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$93,193	0.21%
Stripe, Inc., Class B1,3	5/6/2021	6,766	5,686	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,776	0.01
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	37,292	0.09
American Funds Insurance Series — Page 19 of 308

unaudited
Restricted securities4 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences, LLC[1,3]	12/21/2018	$37,000	$31,351	0.07%
Openai Global, LLC, rights[1,3]	9/30/2024	13,741	19,237	0.04
JUUL Labs, Inc., Class A1,3,5	7/29/2024	19,001	2,534	0.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,450	0.01
Einride AB, Series C, preferred shares[1,3]	11/23/2022-8/1/2024	5,262	1,416	0.00 [12]
Einride AB1,3	2/1/2023	2,674	720	0.00 [12]
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[3]	12/14/2023	1,382	566	0.00 [12]
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[3]	10/22/2021	10,452	120	0.00 [12]
Total		$184,766	$196,341	0.45%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $32,789,000, which represented 0.07% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $196,341,000, which represented 0.45% of the net assets of the fund.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,534,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 3/31/2025.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
[12]	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Page 20 of 308

International Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 96.36% Industrials 19.94%	Shares	Value (000)
Airbus SE, non-registered shares	1,377,270	$242,844
Recruit Holdings Co., Ltd.	2,507,106	130,245
Siemens AG	441,084	101,197
Rolls-Royce Holdings PLC	10,425,950	100,804
Techtronic Industries Co., Ltd.	7,310,000	88,041
Melrose Industries PLC	13,583,234	83,712
MTU Aero Engines AG	229,720	79,564
Volvo AB, Class B	2,581,408	75,918
Diploma PLC	1,289,802	64,427
Schneider Electric SE	244,066	56,497
SMC Corp.	120,410	42,846
International Container Terminal Services, Inc.	5,581,560	34,650
Rumo SA	11,886,856	33,787
Safran SA	124,019	32,717
Daikin Industries, Ltd.	283,174	30,743
Thales SA	92,053	24,715
Ashtead Group PLC	424,022	22,899
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	20,304
Deutsche Post AG	253,300	10,812
AtkinsRealis Group, Inc.	221,436	10,521
Experian PLC	211,975	9,824
Grab Holdings, Ltd., Class A1	2,056,505	9,316
Hitachi, Ltd.	309,000	7,154
Airports of Thailand PCL, foreign registered shares	4,083,600	4,569
		1,318,106
Financials 15.04%
Banco Bilbao Vizcaya Argentaria, SA	12,623,176	172,070
Nu Holdings, Ltd., Class A1	14,096,243	144,345
Standard Chartered PLC	9,672,655	143,358
NatWest Group PLC	16,229,336	95,085
ING Groep NV	4,236,032	82,927
KB Financial Group, Inc.	1,341,284	72,097
3i Group PLC	1,402,235	65,688
Aegon, Ltd.	7,348,773	48,336
Barclays PLC	9,106,732	34,197
Société Générale	641,452	28,960
China Merchants Bank Co., Ltd., Class A	4,636,837	27,681
Mizuho Financial Group, Inc.	916,500	24,961
HDFC Bank, Ltd. (ADR)	207,750	13,803
AIA Group, Ltd.	1,396,097	10,553
Kotak Mahindra Bank, Ltd.	380,144	9,644
Bank Mandiri (Persero) Tbk PT	27,858,000	8,721
Bank Central Asia Tbk PT	13,486,900	6,869
Futu Holdings, Ltd. (ADR)	52,123	5,335
		994,630
American Funds Insurance Series — Page 21 of 308

unaudited
Common stocks (continued) Information technology 13.54%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	6,960,936	$194,056
SAP SE	566,785	150,477
Shopify, Inc., Class A, subordinate voting shares[1]	1,446,034	138,067
SK hynix, Inc.	778,664	103,260
ASML Holding NV	149,900	99,189
Renesas Electronics Corp.	1,975,500	26,834
Disco Corp.	127,900	26,333
Tokyo Electron, Ltd.	185,400	25,281
Infineon Technologies AG	679,458	22,439
Keyence Corp.	53,700	21,078
Constellation Software, Inc.	5,861	18,561
NXP Semiconductors NV	96,785	18,395
STMicroelectronics NV	808,062	17,688
BE Semiconductor Industries NV	109,248	11,348
Tata Consultancy Services, Ltd.	227,479	9,560
Zhongji Innolight Co., Ltd., Class A	488,900	6,769
Canva, Inc.[1,2,3]	4,819	6,168
		895,503
Consumer discretionary 13.51%
adidas AG	489,054	114,522
Stellantis NV	9,473,729	106,088
MercadoLibre, Inc.[1]	54,164	105,667
Meituan, Class B1	4,234,100	85,608
Trip.com Group, Ltd. (ADR)	605,864	38,521
Trip.com Group, Ltd.	406,393	25,939
LVMH Moët Hennessy-Louis Vuitton SE	89,941	56,152
Flutter Entertainment PLC[1]	248,706	55,101
Compagnie Financière Richemont SA, Class A	278,697	48,668
Ferrari NV (EUR denominated)	100,997	43,077
Maruti Suzuki India, Ltd.	255,266	34,380
Zalando SE, non-registered shares[1]	955,744	32,978
Las Vegas Sands Corp.	766,828	29,623
NEXT PLC	165,572	23,836
H World Group, Ltd. (ADR)	587,501	21,743
Moncler SpA	336,079	20,767
Galaxy Entertainment Group, Ltd.	2,820,000	11,075
Evolution AB	139,840	10,432
Fast Retailing Co., Ltd.	33,500	10,004
Sands China, Ltd.[1]	4,463,600	8,989
Hermès International	2,060	5,398
Coupang, Inc., Class A1	205,714	4,511
		893,079
Materials 10.74%
First Quantum Minerals, Ltd.[1]	14,456,903	194,393
Glencore PLC	38,713,759	142,414
Anglo American PLC	3,763,728	105,657
Ivanhoe Mines, Ltd., Class A1	6,385,274	54,222
Ivanhoe Mines, Ltd., Class A1,3	3,675,281	31,209
Shin-Etsu Chemical Co., Ltd.	1,525,800	43,471
Rio Tinto PLC	585,198	34,985
Grupo México, SAB de CV, Series B	5,747,400	28,736
Nitto Denko Corp.	1,148,055	21,159
Air Liquide SA	67,630	12,870
American Funds Insurance Series — Page 22 of 308

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Akzo Nobel NV	178,117	$10,981
Nippon Sanso Holdings Corp.[4]	338,100	10,217
Smurfit Westrock PLC	211,114	9,513
Antofagasta PLC	328,421	7,174
DSM-Firmenich AG	30,930	3,065
		710,066
Health care 8.42%
Daiichi Sankyo Co., Ltd.	7,922,825	185,916
Novo Nordisk AS, Class B	2,661,633	184,484
Sanofi	468,082	51,868
Zealand Pharma AS1	585,065	44,034
Eurofins Scientific SE, non-registered shares	587,074	31,282
AstraZeneca PLC	146,842	21,460
Alcon, Inc.	132,413	12,501
Sandoz Group AG	226,669	9,535
bioMérieux SA	71,913	8,887
Ambu AS, Class B, non-registered shares	398,719	6,839
		556,806
Communication services 5.49%
Bharti Airtel, Ltd.	5,001,182	101,179
Bharti Airtel, Ltd., interim shares	104,517	1,579
Universal Music Group NV	2,900,417	79,940
Sea, Ltd., Class A (ADR)[1]	399,854	52,177
Deutsche Telekom AG	1,346,591	49,862
Tencent Holdings, Ltd.	616,661	39,301
Singapore Telecommunications, Ltd.	5,800,500	14,707
NetEase, Inc.	673,316	13,877
Advanced Info Service PCL, foreign registered shares	1,250,600	10,153
		362,775
Consumer staples 5.41%
JBS SA	11,851,004	85,376
Danone SA	820,607	62,882
Ajinomoto Co., Inc.	2,296,300	45,417
Reckitt Benckiser Group PLC	611,720	41,337
L’Oréal SA, non-registered shares	94,475	35,080
Nestlé SA	301,835	30,524
Kweichow Moutai Co., Ltd., Class A	79,152	17,048
British American Tobacco PLC	338,973	13,975
Suntory Beverage & Food, Ltd.	322,200	10,614
Avenue Supermarts, Ltd.[1]	216,650	10,372
Treasury Wine Estates, Ltd.	843,782	5,161
		357,786
Energy 2.89%
Reliance Industries, Ltd.	5,173,011	76,941
Canadian Natural Resources, Ltd. (CAD denominated)	1,990,782	61,257
Cenovus Energy, Inc. (CAD denominated)	3,818,820	53,074
		191,272
American Funds Insurance Series — Page 23 of 308

unaudited
Common stocks (continued) Utilities 1.27%	Shares	Value (000)
Gulf Development PCL, foreign registered shares[1,2]	38,125,243	$54,183
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	760,600	13,595
SembCorp Industries, Ltd.	2,195,700	10,259
Engie SA, bonus shares	297,301	5,793
		83,830
Real estate 0.11%
Ayala Land, Inc.	18,147,800	7,296
Total common stocks (cost: $5,012,057,000)		6,371,149
Preferred securities 0.12% Financials 0.11%
Itaú Unibanco Holding SA, preferred nominative shares	1,304,194	7,179
Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	540
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	23
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
		564
Total preferred securities (cost: $7,601,000)		7,743
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
Total rights & warrants (cost: $0)		— [5]
Short-term securities 3.89% Money market investments 3.89%
Capital Group Central Cash Fund 4.33%[6,7]	2,571,779	257,178
Total short-term securities (cost: $257,177,000)		257,178
Total investment securities 100.37% (cost: $5,276,835,000)		6,636,070
Other assets less liabilities (0.37)%		(24,434)
Net assets 100.00%		$6,611,636
American Funds Insurance Series — Page 24 of 308

unaudited
Investments in affiliates7

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.89%
Money market investments 3.89%
Capital Group Central Cash Fund 4.33%[6]	$396,476	$296,643	$435,887	$(9)	$(45)	$257,178	$3,050
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.33%[6]	1,000		1,000 [8]			—	— [9]
Total 3.89%				$(9)	$(45)	$257,178	$3,050
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$31,209	0.47%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	6,168	0.09
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	540	0.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	23	0.00 [10]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	0.00 [10]
Total		$41,929	$37,941	0.57%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $37,941,000, which represented 0.57% of the net assets of the fund.

[4]	All or a portion of this security was on loan. The total value of all such securities was $3,589,000, which represented 0.05% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 3/31/2025.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
[10]	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
American Funds Insurance Series — Page 25 of 308

New World Fund®
Investment portfolio
March 31, 2025
unaudited

Common stocks 92.11% Financials 18.17%	Shares	Value (000)
Banco Bilbao Vizcaya Argentaria, SA	3,250,002	$44,302
Nu Holdings, Ltd., Class A1	3,573,230	36,590
Mastercard, Inc., Class A	59,637	32,688
Capitec Bank Holdings, Ltd.	135,965	23,099
Kotak Mahindra Bank, Ltd.	821,256	20,834
UniCredit SpA	370,400	20,790
PB Fintech, Ltd.[1]	1,030,234	19,028
AIA Group, Ltd.	2,324,400	17,571
PICC Property and Casualty Co., Ltd., Class H	9,276,947	17,177
Bank Central Asia Tbk PT	32,011,323	16,303
Eurobank Ergasias Services and Holdings SA	5,917,177	15,932
Cholamandalam Investment and Finance Co., Ltd.	853,930	15,155
ICICI Bank, Ltd.	632,868	9,972
ICICI Bank, Ltd. (ADR)	161,970	5,105
Bank Mandiri (Persero) Tbk PT	45,503,200	14,245
HDFC Bank, Ltd.	654,001	13,930
Standard Chartered PLC	930,751	13,795
KB Financial Group, Inc.	250,993	13,491
XP, Inc., Class A	978,820	13,459
Visa, Inc., Class A	36,335	12,734
Shriram Finance, Ltd.	1,663,792	12,707
Al Rajhi Banking and Investment Corp., non-registered shares	373,054	10,137
Hana Financial Group, Inc.	244,311	9,943
National Bank of Greece SA	964,409	9,937
Discovery, Ltd.	890,943	9,699
S&P Global, Inc.	18,761	9,532
Hong Kong Exchanges and Clearing, Ltd.	210,300	9,355
Grupo Financiero Banorte, SAB de CV, Series O	1,323,168	9,177
Abu Dhabi Islamic Bank PJSC	2,080,364	9,091
Bank of the Philippine Islands	3,288,278	7,585
Brookfield Corp., Class A	144,254	7,560
B3 SA - Brasil, Bolsa, Balcao	3,446,970	7,333
AU Small Finance Bank, Ltd.	1,153,605	7,206
Banco BTG Pactual SA, units	1,194,376	7,053
Emirates NBD Bank PJSC	1,248,377	6,871
BSE, Ltd.	90,873	5,795
China Merchants Bank Co., Ltd., Class H	848,000	4,990
China Merchants Bank Co., Ltd., Class A	120,400	719
Bajaj Finance, Ltd.	53,990	5,632
Woori Financial Group, Inc.	474,343	5,311
HSBC Holdings PLC (GBP denominated)	466,967	5,295
Aon PLC, Class A	13,063	5,213
Samsung Fire & Marine Insurance Co., Ltd.	20,565	5,030
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,585,019	3,905
Commercial International Bank - Egypt (CIB) SAE	644,623	1,051
Alpha Services and Holdings SA	2,041,287	4,909
American Funds Insurance Series — Page 26 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Canara Bank	4,698,993	$4,859
Banco Santander, SA	627,489	4,226
Axis Bank, Ltd.	314,733	4,053
Moody’s Corp.	6,482	3,019
Saudi National Bank (The)	313,991	2,998
Edenred SA	83,651	2,730
China Construction Bank Corp., Class H	3,075,000	2,728
Prudential PLC	240,709	2,597
Erste Group Bank AG	36,295	2,522
BNP Paribas SA	29,695	2,473
Ping An Insurance (Group) Company of China, Ltd., Class H	368,544	2,199
Kaspi.kz JSC (ADR)	22,533	2,092
Vietnam Technological and Commercial JSCB (The)	1,733,300	1,996
Grupo Financiero Galicia SA, Class B (ADR)[1]	34,940	1,903
Max Financial Services, Ltd.[1]	131,361	1,761
Bajaj Finserv, Ltd.	73,887	1,730
CVC Capital Partners PLC	83,328	1,656
Saudi Awwal Bank SJSC, non-registered shares	157,166	1,564
Bank of Ningbo Co., Ltd., Class A	404,900	1,443
Industrial and Commercial Bank of China, Ltd., Class H	1,873,000	1,338
Bajaj Housing Finance, Ltd.[1]	595,117	853
Haci Ömer Sabanci Holding AS	365,183	808
BDO Unibank, Inc.	301,370	807
Abu Dhabi Commercial Bank PJSC	252,209	749
Bank of Baroda	248,531	662
Asia Commercial Joint Stock Bank	615,800	652
Power Finance Corp., Ltd.	90,119	433
Sberbank of Russia PJSC[2]	2,662,164	— [3]
		612,087
Information technology 15.54%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,743,769	188,002
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,019	1,331
Microsoft Corp.	174,477	65,497
SK hynix, Inc.	305,078	40,457
Broadcom, Inc.	220,787	36,966
ASML Holding NV	37,378	24,733
ASML Holding NV (ADR)	2,208	1,463
NVIDIA Corp.	233,849	25,345
Apple, Inc.	85,516	18,996
SAP SE	46,035	12,222
SAP SE (ADR)	4,613	1,238
Synopsys, Inc.[1]	30,305	12,996
Oracle Corp.	77,582	10,847
Keyence Corp.	24,800	9,734
Capgemini SE	58,436	8,738
MediaTek, Inc.	179,000	7,548
Coforge, Ltd.	72,450	6,813
E Ink Holdings, Inc.	755,000	6,074
Tokyo Electron, Ltd.	43,600	5,945
Samsung Electronics Co., Ltd.	138,330	5,478
Tata Consultancy Services, Ltd.	117,251	4,928
eMemory Technology, Inc.[1]	61,000	4,257
Advantech Co., Ltd.	358,000	4,056
HCL Technologies, Ltd.	213,761	3,962
American Funds Insurance Series — Page 27 of 308

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Globant SA1	26,043	$3,066
TDK Corp.	290,300	3,030
ASM International NV	4,174	1,912
Micron Technology, Inc.	21,422	1,861
Applied Materials, Inc.	8,252	1,198
KLA Corp.	1,670	1,135
EPAM Systems, Inc.[1]	6,651	1,123
Zhongji Innolight Co., Ltd., Class A	72,989	1,011
Lattice Semiconductor Corp.[1]	15,754	826
Canva, Inc.[1,2,4]	385	493
Disco Corp.	1,400	288
		523,569
Consumer discretionary 12.78%
MercadoLibre, Inc.[1]	37,525	73,206
Trip.com Group, Ltd. (ADR)	461,850	29,364
Trip.com Group, Ltd.	277,200	17,693
Meituan, Class B1	1,796,600	36,325
LVMH Moët Hennessy-Louis Vuitton SE	36,296	22,660
BYD Co., Ltd., Class H	220,500	11,146
BYD Co., Ltd., Class A	204,408	10,651
Midea Group Co., Ltd., Class A	1,807,268	19,595
Eicher Motors, Ltd.	268,122	16,772
Alibaba Group Holding, Ltd.	636,772	10,558
Alibaba Group Holding, Ltd. (ADR)	38,504	5,091
H World Group, Ltd. (ADR)	384,487	14,230
H World Group, Ltd.	313,200	1,157
Galaxy Entertainment Group, Ltd.	3,759,000	14,763
adidas AG	52,310	12,249
Compagnie Financière Richemont SA, Class A	67,103	11,718
Jumbo SA	372,346	10,182
Maruti Suzuki India, Ltd.	60,955	8,209
TVS Motor Co., Ltd.	288,416	8,140
Hyundai Motor India, Ltd.[1]	384,916	7,709
Ferrari NV (EUR denominated)	17,384	7,415
Titan Co., Ltd.	199,048	7,124
Shenzhou International Group Holdings, Ltd.	903,300	6,813
Amadeus IT Group SA, Class A, non-registered shares	69,103	5,296
Hermès International	1,895	4,966
Sands China, Ltd.[1]	2,261,600	4,555
Naspers, Ltd., Class N	16,897	4,197
Booking Holdings, Inc.	791	3,644
PDD Holdings, Inc. (ADR)[1]	30,665	3,629
Inchcape PLC	340,543	2,955
YUM! Brands, Inc.	18,533	2,916
Li Ning Co., Ltd.	1,352,155	2,777
Industria de Diseño Textil, SA	54,325	2,710
Mahindra & Mahindra, Ltd.	79,475	2,471
Aptiv Holdings, Ltd.[1]	35,729	2,126
Marriott International, Inc., Class A	7,853	1,871
Starbucks Corp.	18,767	1,841
Airbnb, Inc., Class A1	14,710	1,757
lululemon athletica, Inc.[1]	6,109	1,729
Stellantis NV	151,051	1,692
Pepkor Holdings, Ltd.	1,142,823	1,597
American Funds Insurance Series — Page 28 of 308

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Swiggy, Ltd.[1]	375,079	$1,445
Tesla, Inc.[1]	5,327	1,381
Hilton Worldwide Holdings, Inc.	5,742	1,307
Renault SA	25,328	1,287
Hyundai Mobis Co., Ltd.	7,215	1,283
Tube Investments of India, Ltd.	39,256	1,263
NIKE, Inc., Class B	18,711	1,188
Shangri-La Asia, Ltd.	1,774,000	1,031
Compagnie Generale des Etablissements Michelin	28,554	1,002
Evolution AB	12,637	943
ITC Hotels, Ltd.[1]	398,123	923
Royal Caribbean Cruises, Ltd.	4,227	868
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	750
JD.com, Inc., Class A	24,800	512
		430,682
Industrials 11.16%
Airbus SE, non-registered shares	254,709	44,911
International Container Terminal Services, Inc.	4,374,300	27,155
Rolls-Royce Holdings PLC	2,505,223	24,222
Shenzhen Inovance Technology Co., Ltd., Class A	2,149,002	20,256
Safran SA	73,843	19,480
Techtronic Industries Co., Ltd.	1,400,500	16,867
Rumo SA	5,002,881	14,220
Copa Holdings, SA, Class A	151,042	13,965
General Electric Co.	57,503	11,509
Leonardo SpA	199,877	9,755
BAE Systems PLC	473,830	9,588
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	448,123	8,286
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	6,439	1,195
Contemporary Amperex Technology Co., Ltd., Class A	262,776	9,210
TransDigm Group, Inc.	6,618	9,155
Larsen & Toubro, Ltd.	210,910	8,572
Daikin Industries, Ltd.	78,800	8,555
Hitachi, Ltd.	335,700	7,772
Siemens AG	33,275	7,634
Carrier Global Corp.	119,694	7,589
Jiangsu Hengli Hydraulic Co., Ltd., Class A	674,464	7,458
Uber Technologies, Inc.[1]	98,798	7,198
CCR SA, ordinary nominative shares	3,420,389	6,977
Mitsubishi Heavy Industries, Ltd.	382,000	6,528
LS Electric Co., Ltd.	49,452	6,026
Weichai Power Co., Ltd., Class A	1,845,700	4,187
Weichai Power Co., Ltd., Class H	808,000	1,702
Wizz Air Holdings PLC[1]	278,434	5,383
DSV A/S	27,528	5,329
Caterpillar, Inc.	15,121	4,987
IMCD NV	31,211	4,154
Schneider Electric SE	15,560	3,602
Ayala Corp.	348,310	3,595
Localiza Rent a Car SA, ordinary nominative shares	595,195	3,504
InPost SA1	222,481	3,274
SMC Corp.	6,800	2,420
Bureau Veritas SA	76,238	2,305
GT Capital Holdings, Inc.	239,920	2,138
American Funds Insurance Series — Page 29 of 308

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SM Investments Corp.	147,300	$2,028
GE Vernova, Inc.	6,475	1,977
Ingersoll-Rand, Inc.	22,177	1,775
Airports of Thailand PCL, foreign registered shares	1,512,800	1,693
Interpump Group SpA[1]	47,032	1,678
Grab Holdings, Ltd., Class A1	329,793	1,494
Boeing Co. (The)[1]	8,316	1,418
Epiroc AB, Class B	67,124	1,186
Legrand SA	7,279	771
Embraer SA	66,072	761
Haitian International Holdings, Ltd.	189,146	501
Veralto Corp.	— [3]	— [3]
		375,945
Communication services 9.46%
Meta Platforms, Inc., Class A	101,996	58,786
Tencent Holdings, Ltd.	893,651	56,955
Bharti Airtel, Ltd.	1,846,817	37,363
Bharti Airtel, Ltd., interim shares	60,052	907
Alphabet, Inc., Class A	126,816	19,611
Alphabet, Inc., Class C	91,024	14,220
NetEase, Inc.	1,095,700	22,582
KANZHUN, Ltd., Class A (ADR)[1]	986,278	18,907
MTN Group, Ltd.	2,697,603	18,171
Tencent Music Entertainment Group, Class A (ADR)	712,391	10,266
KT Corp. (ADR)	469,707	8,318
América Móvil, SAB de CV, Class B (ADR)	551,292	7,839
Netflix, Inc.[1]	7,813	7,286
True Corp. PCL, foreign registered shares[1]	13,324,086	4,613
True Corp. PCL, nonvoting depository receipts[1]	5,356,400	1,855
Telkom Indonesia (Persero) Tbk PT, Class B	34,736,900	5,067
TIM SA	1,374,008	4,334
Indus Towers, Ltd.[1]	1,046,492	4,068
Orange	307,606	3,988
Telefónica, SA, non-registered shares	715,735	3,368
Baidu, Inc., Class A (ADR)[1]	30,628	2,819
Advanced Info Service PCL, foreign registered shares	327,700	2,660
Sea, Ltd., Class A (ADR)[1]	17,186	2,243
Singapore Telecommunications, Ltd.	588,400	1,492
JCDecaux SE1	66,497	1,130
		318,848
Health care 7.29%
Eli Lilly and Co.	46,979	38,800
Max Healthcare Institute, Ltd.	2,821,771	36,274
Novo Nordisk AS, Class B	489,425	33,923
Thermo Fisher Scientific, Inc.	30,685	15,269
AstraZeneca PLC	98,752	14,432
Laurus Labs, Ltd.	1,905,136	13,628
Abbott Laboratories	89,606	11,886
BeiGene, Ltd. (ADR)[1]	30,951	8,424
BeiGene, Ltd.[1]	36,200	764
EssilorLuxottica SA	26,448	7,609
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,046,588	7,113
Zai Lab, Ltd. (ADR)[1,5]	178,963	6,468
American Funds Insurance Series — Page 30 of 308

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Rede D’Or Sao Luiz SA	1,307,424	$6,461
Innovent Biologics, Inc.[1]	996,373	6,013
WuXi AppTec Co., Ltd., Class H5	653,600	5,862
Aspen Pharmacare Holdings, Ltd.	620,817	5,554
Danaher Corp.	19,321	3,961
Revvity, Inc.	36,196	3,830
Mankind Pharma, Ltd.[1]	106,891	3,020
OdontoPrev SA	1,381,268	2,527
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	138,594	2,130
Lupin, Ltd.	85,891	2,038
Alcon, Inc.	18,765	1,772
bioMérieux SA	14,073	1,739
Medtronic PLC	14,243	1,280
Siemens Healthineers AG	21,570	1,157
Asahi Intecc Co., Ltd.	71,500	1,156
Wuxi Biologics (Cayman), Inc.[1]	240,500	838
Align Technology, Inc.[1]	4,777	759
Legend Biotech Corp. (ADR)[1]	18,740	636
CanSino Biologics, Inc., Class H1,5	35,921	154
GE HealthCare Technologies, Inc.	— [3]	— [3]
		245,477
Consumer staples 6.79%
Kweichow Moutai Co., Ltd., Class A	181,770	39,150
Nestlé SA	208,458	21,081
ITC, Ltd.	3,935,511	18,849
Varun Beverages, Ltd.	2,092,823	13,199
Arca Continental, SAB de CV	1,031,387	10,784
Dino Polska SA, non-registered shares[1]	89,848	10,490
JBS SA	1,361,655	9,810
Carlsberg A/S, Class B	64,691	8,240
Ajinomoto Co., Inc.	366,198	7,243
Tsingtao Brewery Co., Ltd., Class H	964,634	6,953
Anheuser-Busch InBev SA/NV	112,771	6,944
Shoprite Holdings, Ltd.	424,054	6,311
Philip Morris International, Inc.	38,641	6,134
Constellation Brands, Inc., Class A	32,052	5,882
Monster Beverage Corp.[1]	94,051	5,504
British American Tobacco PLC	128,510	5,298
Budweiser Brewing Co., APAC, Ltd.	3,830,000	4,620
L’Oréal SA, non-registered shares	12,049	4,474
Avenue Supermarts, Ltd.[1]	85,942	4,114
Masan Group Corp.[1]	1,468,100	3,845
Raia Drogasil SA, ordinary nominative shares	1,074,028	3,585
BBB Foods, Inc., Class A1	133,045	3,550
KT&G Corp.	51,089	3,524
United Spirits, Ltd.	210,703	3,455
Mondelez International, Inc., Class A	37,690	2,557
WH Group, Ltd.	2,404,500	2,211
Danone SA	28,009	2,146
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	1,143,368	1,874
Coca-Cola Co.	25,766	1,845
Dabur India, Ltd.	280,777	1,662
Reckitt Benckiser Group PLC	19,340	1,307
Godrej Consumer Products, Ltd.	78,999	1,070
American Funds Insurance Series — Page 31 of 308

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
JD Health International, Inc.[1]	130,800	$559
Chongqing Brewery Co., Ltd., Class A	56,400	456
		228,726
Materials 5.02%
Freeport-McMoRan, Inc.	670,936	25,402
First Quantum Minerals, Ltd.[1]	1,834,282	24,664
Linde PLC	41,035	19,108
Vale SA, ordinary nominative shares	1,017,697	10,112
Vale SA (ADR), ordinary nominative shares	537,142	5,361
Barrick Gold Corp.	547,391	10,641
APL Apollo Tubes, Ltd.[1]	574,244	10,233
Amcor PLC (CDI)	871,181	8,360
Glencore PLC	1,850,124	6,806
Grupo México, SAB de CV, Series B	1,352,980	6,765
BASF SE	120,533	5,991
Sika AG	19,793	4,794
Anhui Conch Cement Co., Ltd., Class H	1,672,500	4,729
Southern Copper Corp.	35,473	3,315
Nutrien, Ltd. (CAD denominated)[5]	65,375	3,245
Fresnillo PLC	247,949	3,023
Loma Negra Compania Industrial Argentina SA (ADR)[1]	219,619	2,414
Corteva, Inc.	36,553	2,300
Asian Paints, Ltd.	66,580	1,821
SRF, Ltd.	48,298	1,659
Albemarle Corp.	20,195	1,454
Ivanhoe Mines, Ltd., Class A1	155,242	1,318
Akzo Nobel NV	20,703	1,276
Arkema SA	16,011	1,222
Indorama Ventures PCL, foreign registered shares	1,920,500	1,112
Antofagasta PLC	44,265	967
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	552
Shin-Etsu Chemical Co., Ltd.	9,800	279
Gerdau SA (ADR)	55,796	159
Alrosa PJSC[2]	1,123,215	— [3]
		169,082
Energy 2.48%
TotalEnergies SE	270,510	17,483
Reliance Industries, Ltd.	940,874	13,994
Adnoc Gas PLC	11,827,842	10,313
ADNOC Drilling Co. PJSC	6,245,381	8,735
Vista Energy, SAB de CV, Class A (ADR)[1]	170,225	7,926
Galp Energia, SGPS, SA, Class B	423,524	7,447
Cheniere Energy, Inc.	17,598	4,072
Shell PLC (GBP denominated)	100,554	3,660
New Fortress Energy, Inc., Class A5	355,975	2,958
Chevron Corp.	16,525	2,765
Schlumberger NV	61,022	2,551
Exxon Mobil Corp.	8,115	965
Borr Drilling, Ltd.[1,5]	347,864	762
Rosneft Oil Co. PJSC[2]	588,661	— [3]
		83,631
American Funds Insurance Series — Page 32 of 308

unaudited
Common stocks (continued) Real estate 1.72%	Shares	Value (000)
Macrotech Developers, Ltd.	2,473,963	$34,516
China Resources Mixc Lifestyle Services, Ltd.	2,008,600	8,894
Emaar Properties PJSC	1,006,402	3,666
CK Asset Holdings, Ltd.	764,000	3,103
KE Holdings, Inc., Class A (ADR)	135,613	2,724
SM Prime Holdings, Inc.	5,013,400	2,103
China Resources Land, Ltd.	528,500	1,766
Longfor Group Holdings, Ltd.	399,346	508
Fibra Uno Administración REIT, SA de CV	300,127	351
ALLOS SA, ordinary nominative shares	60,765	204
		57,835
Utilities 1.70%
Gulf Development PCL, foreign registered shares[1]	7,811,192	11,101
Equatorial Energia SA, ordinary nominative shares	1,542,688	8,651
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	427,960	7,649
Power Grid Corporation of India, Ltd.	1,944,014	6,571
SembCorp Industries, Ltd.	1,240,700	5,797
Torrent Power, Ltd.	247,921	4,282
NTPC, Ltd.	1,024,365	4,257
Engie SA	160,847	3,134
NTPC Green Energy, Ltd.[1]	2,272,199	2,652
CPFL Energia SA	328,246	2,169
AES Corp.	74,426	924
		57,187
Total common stocks (cost: $2,139,381,000)		3,103,069
Preferred securities 0.73% Real estate 0.26%
QuintoAndar, Ltd., Series E, preference shares[1,2,4]	32,657	7,075
QuintoAndar, Ltd., Series E-1, preference shares[1,2,4]	8,400	1,820
		8,895
Financials 0.26%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,312,449	7,218
Itaú Unibanco Holding SA, preferred nominative shares	263,059	1,448
		8,666
Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	144,493	4,674
Canva, Inc., Series A, noncumulative preferred shares[1,2,4]	34	44
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,4]	1	1
		4,719
Consumer discretionary 0.07%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	46,497	2,316
Getir BV, Series D, preferred shares[1,2,4]	7,768	— [3]
		2,316
Total preferred securities (cost: $28,945,000)		24,596
American Funds Insurance Series — Page 33 of 308

unaudited
Convertible stocks 0.01% Materials 0.01%	Shares	Value (000)
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	$203
Total convertible stocks (cost: $286,000)		203
Bonds, notes & other debt instruments 3.82% Bonds & notes of governments & government agencies outside the U.S. 3.36%	Principal amount (000)
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD200	172
Abu Dhabi (Emirate of) 5.50% 4/30/2054	905	909
Angola (Republic of) 9.50% 11/12/2025	400	400
Angola (Republic of) 8.25% 5/9/2028	600	560
Angola (Republic of) 8.00% 11/26/2029[6]	445	396
Angola (Republic of) 8.75% 4/14/2032[6]	280	241
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[7]	937	588
Argentine Republic 5.00% 1/9/2038[7]	601	397
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL16,913	2,759
Brazil (Federative Republic of) 6.00% 5/15/2027[8]	28,425	4,772
Brazil (Federative Republic of) 10.00% 1/1/2031	13,908	2,004
Brazil (Federative Republic of) 6.00% 8/15/2032[8]	3,899	618
Brazil (Federative Republic of) 10.00% 1/1/2033	32,168	4,443
Brazil (Federative Republic of) 10.00% 1/1/2035	73,600	9,804
Brazil (Federative Republic of) 6.00% 8/15/2050[8]	8,738	1,292
Chile (Republic of) 5.30% 11/1/2037	CLP425,000	432
Chile (Republic of) 4.34% 3/7/2042	USD350	301
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY25,910	3,820
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	5,610	804
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,225
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	208
China (Peoples Republic of) 2.57% 5/20/2054	4,480	678
Colombia (Republic of) 3.25% 4/22/2032	USD700	546
Colombia (Republic of) 8.00% 11/14/2035	200	201
Colombia (Republic of) 5.20% 5/15/2049	755	505
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	833
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	439
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[8]	6,870	503
Colombia (Republic of), Series B, 9.25% 5/28/2042	1,413,700	257
Colombia (Republic of), Series B, 7.25% 10/26/2050	6,206,400	862
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	144
Czech Republic 1.95% 7/30/2037	CZK17,900	596
Dominican Republic 8.625% 4/20/2027[6]	USD575	591
Dominican Republic 5.50% 2/22/2029[6]	275	271
Dominican Republic 7.05% 2/3/2031[6]	150	156
Dominican Republic 5.875% 1/30/2060	885	749
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP26,845	559
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	92
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	304
Egypt (Arab Republic of) 8.875% 5/29/2050	755	587
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	358
Gabonese Republic 7.00% 11/24/2031	500	392
Honduras (Republic of) 6.25% 1/19/2027	875	865
Honduras (Republic of) 5.625% 6/24/2030[6]	281	253
Hungary, 6.25% 9/22/2032[6]	330	341
Hungary, Series A, 2.00% 5/23/2029	HUF255,550	571
India (Republic of) 7.32% 11/13/2030	INR3,480	42
India (Republic of) 6.54% 1/17/2032	157,700	1,848
American Funds Insurance Series — Page 34 of 308

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 7.18% 7/24/2037	INR103,060	$1,259
India (Republic of) 7.09% 8/5/2054	235,420	2,828
Indonesia (Republic of) 6.625% 2/17/2037	USD300	331
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	IDR12,900,000	782
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	317,000	18
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	44,018,000	2,640
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	47,616,000	2,789
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	491
Kenya (Republic of) 9.50% 3/5/2036[6]	USD555	510
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR1,150	260
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	153
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	486
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	252
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,776	619
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	267
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	289
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	970
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	259
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	674
Morocco (Kingdom of) 4.75% 4/2/2035	200	215
Mozambique (Republic of) 9.00% 9/15/2031	USD540	444
Nigeria (Republic of) 7.625% 11/21/2025[6]	358	359
Nigeria (Republic of) 7.625% 11/21/2025	342	343
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	464
Oman (Sultanate of) 6.00% 8/1/2029	USD715	735
Oman (Sultanate of) 6.75% 1/17/2048	485	502
Panama (Republic of) 3.75% 4/17/2026	100	98
Panama (Republic of) 4.50% 4/16/2050	200	128
Panama (Republic of) 6.853% 3/28/2054	390	342
Panama (Republic of) 7.875% 3/1/2057	800	787
Panama (Republic of) 4.50% 1/19/2063	200	122
Paraguay (Republic of) 4.95% 4/28/2031	320	311
Peru (Republic of) 3.00% 1/15/2034	225	187
Peru (Republic of) 6.55% 3/14/2037	360	385
Peru (Republic of) 2.78% 12/1/2060	100	55
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	341
Philippines (Republic of) 6.375% 10/23/2034	145	159
Philippines (Republic of) 3.95% 1/20/2040	500	425
Poland (Republic of) 5.75% 4/25/2029	PLN2,410	634
Poland (Republic of) 4.875% 10/4/2033	USD560	552
Poland (Republic of) 5.00% 10/25/2034	PLN6,920	1,694
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,493
Romania 6.625% 9/27/2029	EUR395	458
Romania 2.00% 1/28/2032	1,375	1,180
Romania 5.25% 5/30/2032	450	470
Romania 5.25% 5/30/2032	230	240
Romania 2.00% 4/14/2033	300	242
Romania 7.50% 2/10/2037[6]	USD546	556
Romania 5.625% 5/30/2037	EUR390	386
Romania 2.875% 4/13/2042	335	220
Romania 5.125% 6/15/2048[6]	USD500	380
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	706
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	860	821
Senegal (Republic of) 4.75% 3/13/2028	EUR600	565
Senegal (Republic of) 4.75% 3/13/2028	200	188
American Funds Insurance Series — Page 35 of 308

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Sharjah (Emirate of) 4.625% 2/13/2032	EUR651	$693
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[6]	USD1,010	997
South Africa (Republic of) 7.10% 11/19/2036[6]	200	194
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	505
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	30,162	1,461
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	577
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	45,508	2,222
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,468
Thailand (Kingdom of) 3.45% 6/17/2043	THB42,933	1,439
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY40,595	930
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	218
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY67,970	1,183
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	610
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,194
United Mexican States 6.875% 5/13/2037	610	626
United Mexican States 4.75% 3/8/2044	800	622
United Mexican States 3.75% 4/19/2071	200	113
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,418
United Mexican States, Series M, 7.75% 5/29/2031	56,500	2,600
United Mexican States, Series M, 7.50% 5/26/2033	51,184	2,256
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,687
United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,056
United Mexican States, Series M, 8.00% 7/31/2053	26,949	1,079
United Mexican States, Series S, 4.00% 10/29/2054[8]	16,251	670
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	USD805	125
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	800	144
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	180	32
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	230	44
Venezuela (Bolivarian Republic of) 7.00% 12/1/2028[9]	75	12
Venezuela (Bolivarian Republic of) 7.75% 10/13/2029[9]	930	155
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	65	12
		113,094
Corporate bonds, notes & loans 0.46% Energy 0.10%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	410	416
Oleoducto Central SA 4.00% 7/14/2027[6]	255	248
Petroleos Mexicanos 6.49% 1/23/2027	175	172
Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,025
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	185
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	430	315
Transportadora de Gas del Sur SA 8.50% 7/24/2031[6]	250	261
Vista Energy Argentina S.A.U 7.625% 12/10/2035[6]	390	380
YPF SA 8.25% 1/17/2034[6]	335	332
		3,334
Materials 0.07%
Braskem Idesa SAPI 7.45% 11/15/2029	725	589
Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	243
Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	355	357
CSN Resources SA 8.875% 12/5/2030[6]	400	395
PT Krakatau Posco 6.375% 6/11/2027	345	349
Sasol Financing USA, LLC 8.75% 5/3/2029[4]	520	524
		2,457
American Funds Insurance Series — Page 36 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.07%	Principal amount (000)	Value (000)
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN13,710	$685
América Móvil, SAB de CV, 9.50% 1/27/2031	24,000	1,162
PLDT, Inc. 2.50% 1/23/2031	USD210	183
Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	380	260
		2,290
Financials 0.06%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	400	371
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]	340	356
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	275
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	575
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	400	426
		2,003
Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	271
Meituan 3.05% 10/28/2030[6]	400	364
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]	345	344
MercadoLibre, Inc. 3.125% 1/14/2031	200	178
Sands China, Ltd. 4.375% 6/18/2030	220	209
Wynn Macau, Ltd. 5.625% 8/26/2028	260	250
		1,616
Utilities 0.05%
Aegea Finance SARL 9.00% 1/20/2031[6]	275	290
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]	265	237
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	412	376
Greenko Dutch BV 3.85% 3/29/2026[6]	176	171
Greenko Dutch BV 3.85% 3/29/2026	176	171
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[7]	350	353
		1,598
Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	335	339
LATAM Airlines Group SA 7.875% 4/15/2030[6]	355	352
Mexico City Airport Trust 4.25% 10/31/2026	200	196
		887
Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	200	202
NBM US Holdings, Inc. 7.00% 5/14/2026[4]	200	201
NBM US Holdings, Inc. 6.625% 8/6/2029[4]	420	420
		823
American Funds Insurance Series — Page 37 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.02%		Principal amount (000)	Value (000)
Biocon Biologics Global PLC 6.67% 10/9/2029[6]		USD260	$244
Rede D’Or Finance SARL 4.50% 1/22/2030		480	448
			692
Total corporate bonds, notes & loans			15,700
Total bonds, notes & other debt instruments (cost: $137,924,000)			128,794
Short-term securities 4.06% Money market investments 3.64%		Shares
Capital Group Central Cash Fund 4.33%[10,11]		1,225,987	122,599
Money market investments purchased with collateral from securities on loan 0.38%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[10,12]		12,900,850	12,901
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[10,12]		108,059	108
			13,009
Bills & notes of governments & government agencies outside the U.S. 0.04%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 9/9/2025	21.357%	EGP11,900	212
Egypt (Arab Republic of) 1/6/2026	19.531	12,600	209
Nigeria (Republic of) 1/13/2026	18.077	NGN293,395	160
Nigeria (Republic of) 1/27/2026	18.918	1,469,810	794
			1,375
Total short-term securities (cost: $137,018,000)			136,983
Total investment securities 100.73% (cost: $2,443,554,000)			3,393,645
Other assets less liabilities (0.73)%			(24,640)
Net assets 100.00%			$3,369,005
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
5 Year Euro-Bobl Futures	Short	15	6/10/2025	USD(1,910)	$11
5 Year U.S. Treasury Note Futures	Short	6	7/3/2025	(649)	— [3]
10 Year Euro-Bund Futures	Short	16	6/10/2025	(2,229)	44
10 Year Ultra U.S. Treasury Note Futures	Long	28	6/30/2025	3,195	52
20 Year U.S. Treasury Note Futures	Long	3	6/30/2025	352	(1)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	6/30/2025	245	(1)
					$105
American Funds Insurance Series — Page 38 of 308

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	285	THB	9,665	Standard Chartered Bank	4/3/2025	$— [3]
USD	701	COP	2,909,000	Goldman Sachs	4/4/2025	6
BRL	850	USD	146	Morgan Stanley	4/4/2025	2
USD	95	COP	392,650	Goldman Sachs	4/4/2025	1
CLP	105,700	USD	111	Morgan Stanley	4/4/2025	— [3]
USD	111	CLP	105,700	Citibank	4/4/2025	— [3]
USD	451	BRL	2,590	JPMorgan Chase	4/4/2025	(2)
USD	657	EUR	610	Citibank	4/4/2025	(3)
EUR	910	USD	993	Citibank	4/4/2025	(9)
USD	543	EUR	515	Citibank	4/4/2025	(15)
USD	1,988	BRL	11,630	Standard Chartered Bank	4/4/2025	(48)
USD	94	MXN	1,900	Bank of New York Mellon	4/7/2025	1
MXN	4,408	USD	215	Goldman Sachs	4/7/2025	— [3]
TRY	15,745	USD	420	Citibank	4/10/2025	(11)
USD	2,626	EUR	2,402	HSBC Bank	4/15/2025	26
USD	347	TRY	13,605	Citibank	4/16/2025	(3)
USD	1,777	ZAR	32,292	Barclays Bank PLC	4/17/2025	18
CNH	7,185	USD	996	UBS AG	4/17/2025	(6)
USD	1,756	MYR	7,767	Standard Chartered Bank	4/23/2025	2
MYR	1,900	USD	429	JPMorgan Chase	4/23/2025	— [3]
MYR	420	USD	95	BNP Paribas	4/23/2025	— [3]
USD	231	MXN	4,655	Citibank	4/24/2025	5
CZK	32,630	USD	1,414	Citibank	4/25/2025	1
HUF	365,752	USD	991	Citibank	4/25/2025	(11)
USD	908	EUR	839	Goldman Sachs	4/29/2025	(1)
USD	605	EUR	560	BNP Paribas	5/7/2025	(1)
THB	39,705	USD	1,169	UBS AG	5/19/2025	4
						$(44)
Investments in affiliates11

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.64%
Money market investments 3.64%
Capital Group Central Cash Fund 4.33%[10]	$94,686	$183,912	$155,971	$(9)	$(19)	$122,599	$1,391
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$7,075	0.21%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,820	0.05
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	409	420	0.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	196	201	0.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	493	0.02
American Funds Insurance Series — Page 39 of 308

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Restricted securities4 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	$58	$44	0.00%[13]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	1	1	0.00 [13]
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	525	524	0.01
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	— [3]	0.00 [13]
Total		$12,319	$10,578	0.31%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,578,000, which represented 0.31% of the net assets of the fund.

[5]	All or a portion of this security was on loan. The total value of all such securities was $15,079,000, which represented 0.45% of the net assets of the fund.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,230,000, which represented 0.39% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 3/31/2025.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
American Funds Insurance Series — Page 40 of 308

Washington Mutual Investors Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 96.89% Information technology 19.08%	Shares	Value (000)
Broadcom, Inc.	3,429,507	$574,202
Microsoft Corp.	1,479,150	555,258
Apple, Inc.	1,209,406	268,645
NVIDIA Corp.	1,376,898	149,228
SAP SE (ADR)	296,219	79,517
ASML Holding NV (ADR)	112,789	74,737
Motorola Solutions, Inc.	165,743	72,564
International Business Machines Corp.	210,325	52,299
Applied Materials, Inc.	335,336	48,664
Texas Instruments, Inc.	235,541	42,327
KLA Corp.	50,659	34,438
Accenture PLC, Class A	80,926	25,252
Oracle Corp.	148,419	20,751
Salesforce, Inc.	65,973	17,705
Synopsys, Inc.[1]	31,950	13,702
Adobe, Inc.[1]	34,743	13,325
Cadence Design Systems, Inc.[1]	48,353	12,298
Intel Corp.	515,123	11,698
ASM International NV (ADR)	21,707	9,881
		2,076,491
Financials 18.25%
Marsh & McLennan Cos., Inc.	1,132,781	276,433
JPMorgan Chase & Co.	692,712	169,922
Visa, Inc., Class A	457,311	160,269
BlackRock, Inc.	166,612	157,695
Mastercard, Inc., Class A	218,374	119,695
Chubb, Ltd.	393,485	118,829
Arthur J. Gallagher & Co.	341,900	118,038
Wells Fargo & Co.	1,060,993	76,169
Discover Financial Services	438,560	74,862
Truist Financial Corp.	1,752,492	72,115
Bank of America Corp.	1,475,576	61,576
Blackstone, Inc.	434,541	60,740
Morgan Stanley	518,502	60,494
Apollo Asset Management, Inc.	412,590	56,500
Citizens Financial Group, Inc.	1,320,920	54,118
KKR & Co., Inc.	355,853	41,140
Aon PLC, Class A	100,447	40,087
CME Group, Inc., Class A	134,224	35,608
S&P Global, Inc.	66,336	33,705
Progressive Corp.	111,697	31,611
Capital One Financial Corp.	152,502	27,344
Brookfield Asset Management, Ltd., Class A	483,694	23,435
American Express Co.	82,667	22,242
Goldman Sachs Group, Inc.	37,215	20,330
American Funds Insurance Series — Page 41 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Nasdaq, Inc.	265,368	$20,131
Citigroup, Inc.	233,574	16,581
PNC Financial Services Group, Inc.	68,886	12,108
Intercontinental Exchange, Inc.	52,537	9,063
Carlyle Group, Inc. (The)	193,372	8,429
Fifth Third Bancorp	178,306	6,990
		1,986,259
Health care 14.99%
UnitedHealth Group, Inc.	562,029	294,363
Eli Lilly and Co.	292,419	241,512
Abbott Laboratories	1,200,204	159,207
Amgen, Inc.	478,781	149,164
AbbVie, Inc.	676,243	141,687
CVS Health Corp.	1,780,004	120,595
Gilead Sciences, Inc.	1,046,359	117,245
AstraZeneca PLC (ADR)	1,173,088	86,222
Vertex Pharmaceuticals, Inc.[1]	173,394	84,065
Danaher Corp.	295,036	60,482
Elevance Health, Inc.	119,610	52,026
Bristol-Myers Squibb Co.	425,890	25,975
Sanofi (ADR)	450,166	24,966
Thermo Fisher Scientific, Inc.	30,868	15,360
Novo Nordisk AS, Class B (ADR)[2]	193,034	13,404
Johnson & Johnson	80,221	13,304
Merck & Co., Inc.	104,639	9,392
Humana, Inc.	31,515	8,339
Cooper Companies, Inc.[1]	79,881	6,738
Zoetis, Inc., Class A	20,870	3,436
Illumina, Inc.[1]	42,952	3,408
		1,630,890
Industrials 10.69%
RTX Corp.	1,018,489	134,909
General Electric Co.	647,589	129,615
Northrop Grumman Corp.	213,983	109,562
Paychex, Inc.	507,205	78,252
Union Pacific Corp.	289,900	68,486
3M Co.	456,890	67,099
Boeing Co. (The)[1]	368,720	62,885
Caterpillar, Inc.	163,364	53,878
Deere & Co.	102,760	48,230
L3Harris Technologies, Inc.	227,960	47,714
Honeywell International, Inc.	203,443	43,079
Equifax, Inc.	139,296	33,927
PACCAR, Inc.	294,434	28,669
Carrier Global Corp.	438,946	27,829
ABB, Ltd. (ADR)	479,634	25,008
Parker-Hannifin Corp.	35,903	21,824
Waste Connections, Inc.	101,687	19,848
FedEx Corp.	79,115	19,287
Delta Air Lines, Inc.	418,083	18,228
Republic Services, Inc.	68,110	16,494
TransUnion	186,892	15,510
Ingersoll-Rand, Inc.	193,539	15,489
American Funds Insurance Series — Page 42 of 308

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Siemens AG (ADR)	132,607	$15,300
BAE Systems PLC (ADR)[2]	182,972	15,046
CSX Corp.	440,277	12,957
Johnson Controls International PLC	150,195	12,032
HEICO Corp.	44,486	11,886
Lennox International, Inc.	8,982	5,037
Eaton Corp. PLC	17,329	4,711
Veralto Corp.	— [3]	— [3]
GE Vernova, Inc.	— [3]	— [3]
		1,162,791
Consumer staples 9.33%
Philip Morris International, Inc.	2,525,980	400,949
Altria Group, Inc.	1,671,033	100,295
Keurig Dr Pepper, Inc.	2,597,875	88,899
British American Tobacco PLC (ADR)	1,899,078	78,565
Constellation Brands, Inc., Class A	347,154	63,710
Coca-Cola Co.	697,864	49,981
Hershey Co.	235,361	40,254
Procter & Gamble Co.	216,242	36,852
Costco Wholesale Corp.	33,711	31,883
Mondelez International, Inc., Class A	433,858	29,437
Dollar General Corp.	253,802	22,317
Church & Dwight Co., Inc.	184,306	20,290
Kimberly-Clark Corp.	103,829	14,767
Kraft Heinz Co. (The)	412,788	12,561
Target Corp.	98,519	10,282
Estée Lauder Companies, Inc. (The), Class A	126,461	8,346
Bunge Global SA	80,582	6,158
		1,015,546
Consumer discretionary 7.21%
Royal Caribbean Cruises, Ltd.	579,346	119,021
Darden Restaurants, Inc.	552,439	114,775
YUM! Brands, Inc.	652,490	102,676
Home Depot, Inc.	252,065	92,379
Starbucks Corp.	882,666	86,581
Amazon.com, Inc.[1]	430,457	81,899
TJX Companies, Inc. (The)	336,253	40,956
Marriott International, Inc., Class A	100,754	23,999
NIKE, Inc., Class B	331,730	21,058
McDonald’s Corp.	66,070	20,638
Tractor Supply Co.	340,785	18,777
Vail Resorts, Inc.	107,195	17,153
D.R. Horton, Inc.	98,137	12,476
General Motors Co.	226,927	10,672
Lennar Corp., Class A	62,894	7,219
Sony Group Corp. (ADR)[2]	268,839	6,826
Chipotle Mexican Grill, Inc.[1]	130,550	6,555
Advance Auto Parts, Inc.	31,181	1,223
		784,883
American Funds Insurance Series — Page 43 of 308

unaudited
Common stocks (continued) Communication services 5.03%	Shares	Value (000)
Alphabet, Inc., Class C	682,955	$106,698
Alphabet, Inc., Class A	395,458	61,154
Comcast Corp., Class A	3,503,573	129,282
Meta Platforms, Inc., Class A	223,873	129,031
Deutsche Telekom AG (ADR)	904,560	33,532
Verizon Communications, Inc.	692,046	31,391
Walt Disney Co. (The)	306,915	30,293
Electronic Arts, Inc.	144,232	20,844
AT&T, Inc.	189,961	5,372
		547,597
Energy 3.87%
EOG Resources, Inc.	852,153	109,280
Exxon Mobil Corp.	819,116	97,417
ConocoPhillips	568,255	59,678
Canadian Natural Resources, Ltd.	1,752,296	53,971
Shell PLC (ADR)	378,073	27,705
TC Energy Corp.	434,970	20,535
Chevron Corp.	107,567	17,995
Cenovus Energy, Inc.	951,373	13,234
Halliburton Co.	463,624	11,762
Schlumberger NV	216,823	9,063
South Bow Corp.	37,613	960
		421,600
Utilities 3.27%
Sempra	1,149,915	82,058
Constellation Energy Corp.	395,897	79,825
Southern Co. (The)	736,776	67,746
DTE Energy Co.	225,528	31,184
FirstEnergy Corp.	753,352	30,450
Entergy Corp.	238,997	20,432
CenterPoint Energy, Inc.	546,114	19,786
Public Service Enterprise Group, Inc.	192,090	15,809
NextEra Energy, Inc.	125,161	8,873
		356,163
Materials 2.73%
Linde PLC	188,079	87,577
Corteva, Inc.	922,269	58,038
Wheaton Precious Metals Corp.	565,165	43,874
International Paper Co.	615,162	32,819
Air Products and Chemicals, Inc.	98,060	28,920
LyondellBasell Industries NV	153,562	10,811
Freeport-McMoRan, Inc.	258,172	9,774
Rio Tinto PLC (ADR)	156,586	9,408
H.B. Fuller Co.	114,890	6,447
Celanese Corp.	90,166	5,119
Royal Gold, Inc.	28,262	4,621
		297,408
Real estate 2.44%
Welltower, Inc. REIT	827,267	126,746
Mid-America Apartment Communities, Inc. REIT	297,734	49,894
Prologis, Inc. REIT	342,378	38,274
American Funds Insurance Series — Page 44 of 308

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
American Tower Corp. REIT	87,159	$18,966
Simon Property Group, Inc. REIT	93,346	15,503
AvalonBay Communities, Inc. REIT	43,005	9,230
Extra Space Storage, Inc. REIT	42,274	6,277
		264,890
Total common stocks (cost: $6,920,939,000)		10,544,518
Convertible stocks 0.46% Industrials 0.25%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	27,258
Financials 0.21%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	374,200	18,485
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,947
		22,432
Total convertible stocks (cost: $44,655,000)		49,690
Short-term securities 2.80% Money market investments 2.63%
Capital Group Central Cash Fund 4.33%[4,5]	2,862,899	286,290
Money market investments purchased with collateral from securities on loan 0.17%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[4,6]	18,000,000	18,000
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[4,6]	555,255	555
		18,555
Total short-term securities (cost: $304,799,000)		304,845
Total investment securities 100.15% (cost: $7,270,393,000)		10,899,053
Other assets less liabilities (0.15)%		(16,300)
Net assets 100.00%		$10,882,753
Investments in affiliates5

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.63%
Money market investments 2.63%
Capital Group Central Cash Fund 4.33%[4]	$245,250	$1,322,777	$1,346,300	$22	$(41)	$286,290	$11,720
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.33%[4]	9,850		9,850 [7]			—	— [8]
Total 2.63%				$22	$(41)	$286,290	$11,720

American Funds Insurance Series — Page 45 of 308

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $20,122,000, which represented 0.18% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at 3/31/2025.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 46 of 308

U.S. Small and Mid Cap Equity Fund®
Investment portfolio
March 31, 2025
unaudited

Common stocks 97.67% Financials 22.47%	Shares	Value (000)
Brown & Brown, Inc.	3,507	$436
Discover Financial Services	2,280	389
RenaissanceRe Holdings, Ltd.	1,100	264
Victory Capital Holdings, Inc., Class A	4,392	254
Citizens Financial Group, Inc.	5,174	212
Fifth Third Bancorp	4,930	193
Arthur J. Gallagher & Co.	531	183
Hamilton Lane, Inc., Class A	1,186	176
LPL Financial Holdings, Inc.	534	175
TPG, Inc., Class A	3,511	167
StepStone Group, Inc., Class A	2,635	138
Radian Group, Inc.	3,119	103
Affirm Holdings, Inc., Class A1	2,094	95
Tradeweb Markets, Inc., Class A	614	91
Ameriprise Financial, Inc.	158	77
Artisan Partners Asset Management, Inc., Class A	1,682	66
Comerica, Inc.	766	45
Kinsale Capital Group, Inc.	91	44
Block, Inc., Class A1	521	28
		3,136
Consumer discretionary 17.87%
YUM! Brands, Inc.	2,388	376
LKQ Corp.	5,828	248
Hilton Worldwide Holdings, Inc.	1,002	228
lululemon athletica, Inc.[1]	549	155
Aptiv Holdings, Ltd.[1]	2,276	135
Vail Resorts, Inc.	823	132
Bright Horizons Family Solutions, Inc.[1]	970	123
Wingstop, Inc.	410	93
Flutter Entertainment PLC[1]	400	89
General Motors Co.	1,825	86
Murphy USA, Inc.	172	81
Darden Restaurants, Inc.	382	79
Polaris, Inc.	1,836	75
Williams-Sonoma, Inc.	475	75
TopBuild Corp.[1]	191	58
Five Below, Inc.[1]	714	54
Texas Roadhouse, Inc.	321	54
D.R. Horton, Inc.	396	50
Caesars Entertainment, Inc.[1]	1,921	48
Chewy, Inc., Class A1	1,441	47
Cavco Industries, Inc.[1]	78	41
Royal Caribbean Cruises, Ltd.	181	37
AutoZone, Inc.[1]	9	34
Champion Homes, Inc.[1]	353	33
American Funds Insurance Series — Page 47 of 308

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
CAVA Group, Inc.[1]	385	$33
Floor & Decor Holdings, Inc., Class A1	362	29
		2,493
Industrials 17.32%
XPO, Inc.[1]	2,217	238
Karman Holdings, Inc.[1]	6,900	231
Ingersoll-Rand, Inc.	2,744	220
Crane Co.	1,255	192
United Rentals, Inc.	305	191
FTI Consulting, Inc.[1]	1,007	165
AGCO Corp.	1,407	130
Kadant, Inc.	378	127
Generac Holdings, Inc.[1]	853	108
SiteOne Landscape Supply, Inc.[1]	830	101
Comfort Systems USA, Inc.	284	92
Copart, Inc.[1]	1,583	90
APi Group Corp.[1]	2,013	72
Applied Industrial Technologies, Inc.	306	69
Alight, Inc., Class A	10,335	61
Regal Rexnord Corp.	502	57
HEICO Corp.	180	48
Graco, Inc.	521	44
AMETEK, Inc.	246	42
L3Harris Technologies, Inc.	192	40
Booz Allen Hamilton Holding Corp., Class A	382	40
CBIZ, Inc.[1]	408	31
Fluor Corp.[1]	774	28
		2,417
Information technology 11.29%
Ingram Micro Holding Corp.	12,559	223
Flex, Ltd.[1]	5,093	168
Insight Enterprises, Inc.[1]	1,116	167
Keysight Technologies, Inc.[1]	836	125
Fabrinet, non-registered shares[1]	513	101
Procore Technologies, Inc.[1]	1,410	93
EPAM Systems, Inc.[1]	537	91
Vontier Corp.	2,653	87
Lumentum Holdings, Inc.[1]	990	62
Cloudflare, Inc., Class A1	539	61
Pure Storage, Inc., Class A1	1,273	56
MongoDB, Inc., Class A1	293	51
TD SYNNEX Corp.	472	49
ServiceTitan, Inc., Class A1,2	472	45
CDW Corp.	276	44
Ciena Corp.[1]	657	40
Aurora Innovation, Inc., Class A1	5,890	40
Okta, Inc., Class A1	369	39
RingCentral, Inc., Class A1	1,316	33
		1,575
American Funds Insurance Series — Page 48 of 308

unaudited
Common stocks (continued) Consumer staples 8.38%	Shares	Value (000)
US Foods Holding Corp.[1]	4,480	$293
Monster Beverage Corp.[1]	3,896	228
Dollar General Corp.	2,490	219
Kimberly-Clark Corp.	662	94
e.l.f. Beauty, Inc.[1]	1,397	88
Caseys General Stores, Inc.	189	82
Constellation Brands, Inc., Class A	347	64
Maplebear, Inc.[1]	1,127	45
Target Corp.	347	36
Bunge Global SA	260	20
		1,169
Health care 7.37%
Illumina, Inc.[1]	1,204	96
Medpace Holdings, Inc.[1]	305	93
Alnylam Pharmaceuticals, Inc.[1]	323	87
Molina Healthcare, Inc.[1]	233	77
Exact Sciences Corp.[1]	1,764	76
Align Technology, Inc.[1]	458	73
Halozyme Therapeutics, Inc.[1]	1,133	72
Ionis Pharmaceuticals, Inc.[1]	2,386	72
Veeva Systems, Inc., Class A1	291	67
Penumbra, Inc.[1]	203	54
Cooper Companies, Inc.[1]	622	52
Hims & Hers Health, Inc., Class A1	1,376	41
Zimmer Biomet Holdings, Inc.	328	37
NewAmsterdam Pharma Co. NV1	1,638	34
Krystal Biotech, Inc.[1]	147	27
Humana, Inc.	95	25
agilon health, Inc.[1]	4,903	21
DexCom, Inc.[1]	310	21
GRAIL, Inc.[1]	101	3
		1,028
Energy 3.44%
Cheniere Energy, Inc.	814	188
Diamondback Energy, Inc.	824	132
Baker Hughes Co., Class A	2,254	99
Viper Energy, Inc., Class A	1,014	46
Weatherford International	272	15
		480
Real estate 3.32%
Mid-America Apartment Communities, Inc. REIT	898	150
Essex Property Trust, Inc. REIT	370	113
NNN REIT, Inc.	1,771	76
Crown Castle, Inc. REIT	658	69
Lineage, Inc. REIT	937	55
		463
Communication services 2.90%
ROBLOX Corp., Class A1	3,384	197
Live Nation Entertainment, Inc.[1]	613	80
Charter Communications, Inc., Class A1	128	47
American Funds Insurance Series — Page 49 of 308

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Take-Two Interactive Software, Inc.[1]	212	$44
Trade Desk, Inc. (The), Class A1	669	37
		405
Materials 2.82%
International Paper Co.	2,940	157
ATI, Inc.[1]	1,774	92
Albemarle Corp.	1,109	80
Element Solutions, Inc.	2,825	64
		393
Utilities 0.49%
FirstEnergy Corp.	1,705	69
Total common stocks (cost: $14,712,000)		13,628
Short-term securities 2.55% Money market investments 2.25%
Capital Group Central Cash Fund 4.33%[3,4]	3,137	314
Money market investments purchased with collateral from securities on loan 0.30%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[3,5]	41,288	41
Total short-term securities (cost: $355,000)		355
Total investment securities 100.22% (cost: $15,067,000)		13,983
Other assets less liabilities (0.22)%		(30)
Net assets 100.00%		$13,953
Investments in affiliates4

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.25%
Money market investments 2.25%
Capital Group Central Cash Fund 4.33%[3]	$288	$1,034	$1,008	$— [6]	$— [6]	$314	$4

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $45,000, which represented 0.32% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 3/31/2025.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Amount less than one thousand.

Key to abbreviation(s)
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 50 of 308

Capital World Growth and Income Fund®
Investment portfolio
March 31, 2025
unaudited

Common stocks 95.34% Information technology 18.41%	Shares	Value (000)
Broadcom, Inc.	377,767	$63,249
Microsoft Corp.	158,348	59,442
Taiwan Semiconductor Manufacturing Co., Ltd.	2,061,772	57,478
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,441	571
Apple, Inc.	165,213	36,699
NVIDIA Corp.	164,746	17,855
ASML Holding NV	18,164	12,019
ASML Holding NV (ADR)	1,607	1,065
International Business Machines Corp.	42,773	10,636
Micron Technology, Inc.	84,372	7,331
Oracle Corp.	45,167	6,315
SAP SE	23,699	6,292
Salesforce, Inc.	23,063	6,189
Accenture PLC, Class A	19,537	6,096
Shopify, Inc., Class A, subordinate voting shares[1]	61,151	5,839
Texas Instruments, Inc.	28,701	5,158
MediaTek, Inc.	122,094	5,148
Tokyo Electron, Ltd.	32,800	4,473
Seagate Technology Holdings PLC	52,165	4,431
Capgemini SE	21,727	3,249
Intel Corp.	127,630	2,898
Keyence Corp.	6,400	2,512
Constellation Software, Inc.	720	2,280
EPAM Systems, Inc.[1]	10,025	1,693
Synopsys, Inc.[1]	3,579	1,535
NEC Corp.	66,865	1,419
Adobe, Inc.[1]	3,195	1,225
Ciena Corp.[1]	19,361	1,170
Elastic NV, non-registered shares[1]	11,780	1,050
Applied Materials, Inc.	6,661	967
Delta Electronics, Inc.	66,000	727
ANSYS, Inc.[1]	2,122	672
Advantech Co., Ltd.	40,098	454
		338,137
Financials 15.38%
Zurich Insurance Group AG	22,947	16,006
Chubb, Ltd.	47,897	14,464
Banco Bilbao Vizcaya Argentaria, SA	1,012,042	13,795
JPMorgan Chase & Co.	52,128	12,787
Mastercard, Inc., Class A	19,195	10,521
Citigroup, Inc.	136,744	9,708
ING Groep NV	476,698	9,332
Arthur J. Gallagher & Co.	23,265	8,032
AXA SA	180,770	7,717
BlackRock, Inc.	7,840	7,420
American Funds Insurance Series — Page 51 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Blackstone, Inc.	51,167	$7,152
Wells Fargo & Co.	82,335	5,911
Aviva PLC	814,767	5,872
Discover Financial Services	34,288	5,853
HSBC Holdings PLC (GBP denominated)	351,272	3,983
HSBC Holdings PLC (HKD denominated)	138,400	1,576
NatWest Group PLC	939,484	5,504
UniCredit SpA	94,106	5,282
Aon PLC, Class A	12,988	5,183
B3 SA - Brasil, Bolsa, Balcao	2,425,778	5,161
HDFC Life Insurance Co., Ltd.	609,164	4,856
American Express Co.	17,998	4,842
Blue Owl Capital, Inc., Class A	235,983	4,729
Bank of America Corp.	106,724	4,454
Apollo Asset Management, Inc.	31,609	4,329
CVC Capital Partners PLC	212,972	4,233
Partners Group Holding AG	2,738	3,885
Visa, Inc., Class A	10,460	3,666
Ares Management Corp., Class A	24,946	3,657
BNP Paribas SA	43,084	3,588
Postal Savings Bank of China Co., Ltd., Class H	5,717,383	3,540
Great-West Lifeco, Inc.	89,400	3,503
Israel Discount Bank, Ltd., Class A	438,398	3,046
Münchener Rückversicherungs-Gesellschaft AG	4,619	2,912
Brown & Brown, Inc.	23,133	2,878
Marsh & McLennan Cos., Inc.	11,771	2,873
FinecoBank SpA	144,218	2,857
China Merchants Bank Co., Ltd., Class A	343,600	2,051
China Merchants Bank Co., Ltd., Class H	122,403	720
Axis Bank, Ltd.	200,498	2,582
Ping An Insurance (Group) Company of China, Ltd., Class H	419,780	2,505
Morgan Stanley	21,292	2,484
Capital One Financial Corp.	13,823	2,479
Progressive Corp.	8,676	2,455
3i Group PLC	52,027	2,437
Danske Bank AS	73,756	2,418
Erste Group Bank AG	34,708	2,411
Mizuho Financial Group, Inc.	85,900	2,340
Brookfield Asset Management, Ltd., Class A (CAD denominated)	46,126	2,233
KB Financial Group, Inc.	40,377	2,170
American International Group, Inc.	24,831	2,159
CaixaBank, SA, non-registered shares	272,987	2,125
AIA Group, Ltd.	274,269	2,073
Bank Central Asia Tbk PT	4,022,000	2,048
HDFC Bank, Ltd.	70,693	1,506
HDFC Bank, Ltd. (ADR)	7,366	489
TPG, Inc., Class A	37,048	1,757
Svenska Handelsbanken AB, Class A	155,226	1,753
KKR & Co., Inc.	13,668	1,580
Nu Holdings, Ltd., Class A1	153,395	1,571
Skandinaviska Enskilda Banken AB, Class A	90,094	1,477
Sumitomo Mitsui Financial Group, Inc.	50,300	1,283
National Bank of Canada	14,828	1,224
Société Générale	26,622	1,202
Fidelity National Information Services, Inc.	15,841	1,183
American Funds Insurance Series — Page 52 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Aegon, Ltd.	177,180	$1,165
Macquarie Group, Ltd.	9,197	1,140
Goldman Sachs Group, Inc.	1,233	674
Bank Hapoalim BM	46,715	633
DBS Group Holdings, Ltd.	17,600	604
XP, Inc., Class A	36,512	502
PNC Financial Services Group, Inc.	500	88
Sberbank of Russia PJSC[2]	3,196,952	— [3]
		282,628
Industrials 14.84%
General Electric Co.	141,215	28,264
Airbus SE, non-registered shares	116,532	20,547
BAE Systems PLC	872,091	17,647
RTX Corp.	132,178	17,508
Siemens AG	74,796	17,160
Leonardo SpA	249,147	12,160
TransDigm Group, Inc.	8,565	11,848
Deere & Co.	20,610	9,673
Carrier Global Corp.	150,723	9,556
Melrose Industries PLC	1,486,166	9,159
Compagnie de Saint-Gobain SA, non-registered shares	81,047	8,056
Ryanair Holdings PLC (ADR)	156,915	6,649
Safran SA	23,737	6,262
RELX PLC	123,281	6,193
Deutsche Post AG	138,337	5,905
Techtronic Industries Co., Ltd.	462,000	5,564
Rolls-Royce Holdings PLC	537,933	5,201
Boeing Co. (The)[1]	30,102	5,134
United Rentals, Inc.	8,184	5,129
Mitsui & Co., Ltd.	264,500	4,971
Lockheed Martin Corp.	10,615	4,742
Recruit Holdings Co., Ltd.	91,250	4,740
AMETEK, Inc.	25,177	4,334
Bureau Veritas SA	133,419	4,034
Volvo AB, Class B	126,105	3,709
MTU Aero Engines AG	10,612	3,676
L3Harris Technologies, Inc.	15,333	3,209
Parker-Hannifin Corp.	4,844	2,944
Dayforce, Inc.[1]	47,611	2,777
Ingersoll-Rand, Inc.	31,691	2,536
Bunzl PLC	62,314	2,388
Hitachi, Ltd.	94,800	2,195
ITOCHU Corp.	46,700	2,158
International Consolidated Airlines Group SA (CDI)	636,001	2,155
XPO, Inc.[1]	16,339	1,758
3M Co.	11,263	1,654
Crane Co.	9,573	1,466
CSX Corp.	45,296	1,333
SS&C Technologies Holdings, Inc.	15,326	1,280
Weir Group PLC (The)	39,974	1,207
Ferguson Enterprises, Inc.	7,425	1,190
Comfort Systems USA, Inc.	3,125	1,007
Aena S.M.E, SA, non-registered shares	3,789	888
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	37,007	684
American Funds Insurance Series — Page 53 of 308

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Howmet Aerospace, Inc.	4,460	$579
Arcadis NV, non-registered shares	10,404	532
FedEx Corp.	1,469	358
Daikin Industries, Ltd.	2,700	293
FTI Consulting, Inc.[1]	1,000	164
GE Vernova, Inc.	— [3]	— [3]
		272,576
Health care 11.97%
Eli Lilly and Co.	40,264	33,254
Abbott Laboratories	192,552	25,542
UnitedHealth Group, Inc.	44,364	23,236
Vertex Pharmaceuticals, Inc.[1]	46,641	22,613
Sanofi	107,854	11,951
Gilead Sciences, Inc.	103,342	11,579
Stryker Corp.	30,844	11,482
Novo Nordisk AS, Class B	127,351	8,827
AbbVie, Inc.	38,211	8,006
Molina Healthcare, Inc.[1]	21,854	7,199
Medtronic PLC	79,638	7,156
Daiichi Sankyo Co., Ltd.	259,300	6,085
Takeda Pharmaceutical Co., Ltd.	195,500	5,806
CVS Health Corp.	80,184	5,432
Amgen, Inc.	14,380	4,480
GE HealthCare Technologies, Inc.	52,525	4,239
Thermo Fisher Scientific, Inc.	7,988	3,975
Novartis AG	29,535	3,285
EssilorLuxottica SA	11,398	3,279
Insulet Corp.[1]	10,973	2,882
DexCom, Inc.[1]	21,406	1,462
Haleon PLC	246,030	1,245
AstraZeneca PLC	7,532	1,101
Siemens Healthineers AG	18,765	1,007
Lonza Group AG	1,596	982
Boston Scientific Corp.[1]	9,489	957
Coloplast AS, Class B	8,793	925
Rede D’Or Sao Luiz SA	122,458	605
agilon health, Inc.[1]	125,582	544
Centene Corp.[1]	8,628	524
Alnylam Pharmaceuticals, Inc.[1]	568	153
		219,813
Consumer discretionary 8.95%
Amazon.com, Inc.[1]	174,372	33,176
Starbucks Corp.	129,932	12,745
LVMH Moët Hennessy-Louis Vuitton SE	17,615	10,997
Home Depot, Inc.	27,912	10,229
Trip.com Group, Ltd. (ADR)	151,143	9,610
Trip.com Group, Ltd.	9,250	590
Industria de Diseño Textil, SA	190,504	9,503
Flutter Entertainment PLC[1]	41,788	9,258
Compagnie Financière Richemont SA, Class A	50,534	8,825
NEXT PLC	45,798	6,593
Royal Caribbean Cruises, Ltd.	23,966	4,924
Stellantis NV	419,096	4,698
American Funds Insurance Series — Page 54 of 308

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Tesla, Inc.[1]	17,192	$4,456
Booking Holdings, Inc.	957	4,409
Marriott International, Inc., Class A	14,661	3,492
MercadoLibre, Inc.[1]	1,679	3,276
Chipotle Mexican Grill, Inc.[1]	60,997	3,063
Moncler SpA	47,686	2,947
Las Vegas Sands Corp.	73,137	2,825
Aristocrat Leisure, Ltd.	65,628	2,650
Shimano, Inc.	17,400	2,442
Restaurant Brands International, Inc. (CAD denominated)	30,914	2,061
InterContinental Hotels Group PLC	15,358	1,653
D.R. Horton, Inc.	12,445	1,582
Hyundai Motor Co.	10,282	1,387
adidas AG	5,898	1,381
Evolution AB	18,090	1,349
Dollarama, Inc.	12,423	1,328
Ferrari NV (EUR denominated)	2,986	1,274
Hermès International	333	873
Compass Group PLC	24,325	803
		164,399
Communication services 6.85%
Alphabet, Inc., Class A	106,282	16,435
Alphabet, Inc., Class C	63,285	9,887
Meta Platforms, Inc., Class A	44,154	25,449
Deutsche Telekom AG	439,789	16,285
Publicis Groupe SA	96,496	9,092
Netflix, Inc.[1]	7,789	7,263
NetEase, Inc.	306,200	6,311
NetEase, Inc. (ADR)	7,442	766
Bharti Airtel, Ltd.	245,588	4,968
Bharti Airtel, Ltd., interim shares	13,353	202
Comcast Corp., Class A	137,544	5,075
Universal Music Group NV	169,373	4,668
SoftBank Corp.	3,223,850	4,493
Tencent Holdings, Ltd.	54,400	3,467
Singapore Telecommunications, Ltd.	1,187,800	3,012
Omnicom Group, Inc.	19,663	1,630
Sea, Ltd., Class A (ADR)[1]	12,230	1,596
Spotify Technology SA1	2,661	1,464
Advanced Info Service PCL, foreign registered shares	167,800	1,362
Nintendo Co., Ltd.	19,500	1,330
Walt Disney Co. (The)	10,921	1,078
		125,833
Consumer staples 6.46%
Philip Morris International, Inc.	273,790	43,459
Nestlé SA	152,255	15,397
Imperial Brands PLC	314,031	11,613
Kroger Co.	152,701	10,336
British American Tobacco PLC	124,039	5,114
Danone SA	53,445	4,095
JBS SA	544,027	3,919
Ocado Group PLC[1]	798,670	2,927
Ajinomoto Co., Inc.	134,800	2,666
American Funds Insurance Series — Page 55 of 308

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Costco Wholesale Corp.	2,401	$2,271
Reckitt Benckiser Group PLC	33,297	2,250
Kweichow Moutai Co., Ltd., Class A	10,000	2,154
Sysco Corp.	24,507	1,839
Procter & Gamble Co.	9,154	1,560
Suntory Beverage & Food, Ltd.	37,400	1,232
PepsiCo, Inc.	8,012	1,201
Uni-Charm Corp.	134,900	1,073
L’Oréal SA, non-registered shares	2,780	1,032
Arca Continental, SAB de CV	95,785	1,002
Loblaw Companies, Ltd.	5,274	739
Coca-Cola Co.	10,100	723
Keurig Dr Pepper, Inc.	17,401	596
Treasury Wine Estates, Ltd.	96,402	590
Altria Group, Inc.	6,315	379
ITC, Ltd.	67,891	325
General Mills, Inc.	3,484	208
		118,700
Materials 5.58%
Freeport-McMoRan, Inc.	352,973	13,364
Rio Tinto PLC	197,081	11,782
Linde PLC	23,970	11,161
Vale SA, ordinary nominative shares	852,074	8,466
Vale SA (ADR), ordinary nominative shares	149,870	1,496
Air Products and Chemicals, Inc.	29,933	8,828
Heidelberg Materials AG, non-registered shares	46,763	8,001
Glencore PLC	1,938,881	7,132
First Quantum Minerals, Ltd.[1]	373,378	5,021
Corteva, Inc.	62,618	3,941
Ivanhoe Mines, Ltd., Class A1	460,454	3,910
Anglo American PLC	138,309	3,883
Air Liquide SA	17,031	3,241
Smurfit Westrock PLC	63,386	2,856
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	18,337	1,987
Akzo Nobel NV	24,478	1,509
Southern Copper Corp.	14,745	1,378
Grupo México, SAB de CV, Series B	266,100	1,330
Shin-Etsu Chemical Co., Ltd.	35,400	1,009
Antofagasta PLC	35,642	778
Lundin Mining Corp.	95,894	777
Evonik Industries AG	27,405	591
		102,441
Energy 4.33%
Shell PLC (GBP denominated)	477,709	17,386
Shell PLC (EUR denominated)	14,064	516
EOG Resources, Inc.	124,947	16,023
Canadian Natural Resources, Ltd. (CAD denominated)	341,709	10,514
TC Energy Corp. (CAD denominated)[4]	155,250	7,332
Cameco Corp. (CAD denominated)	131,311	5,406
Cameco Corp.	39,775	1,637
Tourmaline Oil Corp.	99,869	4,816
Baker Hughes Co., Class A	79,310	3,486
TotalEnergies SE	46,148	2,982
American Funds Insurance Series — Page 56 of 308

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Suncor Energy, Inc.	70,913	$2,746
ConocoPhillips	23,026	2,418
Expand Energy Corp.	19,367	2,156
Schlumberger NV	21,356	893
Neste OYJ	85,724	790
ADNOC Drilling Co. PJSC	381,223	533
		79,634
Utilities 1.74%
DTE Energy Co.	31,270	4,324
Constellation Energy Corp.	19,952	4,023
E.ON SE	257,484	3,886
Iberdrola, SA, non-registered shares	236,828	3,829
Engie SA	138,692	2,702
Engie SA, bonus shares	48,800	951
China Resources Gas Group, Ltd.	803,332	2,394
Duke Energy Corp.	19,568	2,387
Dominion Energy, Inc.	39,958	2,240
National Grid PLC	105,993	1,381
NextEra Energy, Inc.	18,050	1,280
Public Service Enterprise Group, Inc.	11,920	981
FirstEnergy Corp.	22,006	889
Pinnacle West Capital Corp.	7,578	722
		31,989
Real estate 0.83%
VICI Properties, Inc. REIT	135,316	4,414
China Resources Mixc Lifestyle Services, Ltd.	926,200	4,101
Prologis, Inc. REIT	35,401	3,958
Simon Property Group, Inc. REIT	6,679	1,109
Longfor Group Holdings, Ltd.	668,238	851
American Tower Corp. REIT	3,650	794
		15,227
Total common stocks (cost: $1,160,838,000)		1,751,377
Preferred securities 0.03% Financials 0.03%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,4]	32,172	383
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,4]	17,485	203
Total preferred securities (cost: $561,000)		586
Convertible stocks 0.11% Materials 0.11%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	55,312	1,972
Total convertible stocks (cost: $2,743,000)		1,972
American Funds Insurance Series — Page 57 of 308

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Bonds, notes & other debt instruments 0.11% Corporate bonds, notes & loans 0.08% Health care 0.06%	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	$1,067
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[5]	709	507
Total corporate bonds, notes & loans		1,574
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	538
Total bonds, notes & other debt instruments (cost: $2,231,000)		2,112
Short-term securities 4.46% Money market investments 4.08%	Shares
Capital Group Central Cash Fund 4.33%[6,7]	748,942	74,894
Money market investments purchased with collateral from securities on loan 0.38%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[6,8]	4,986,562	4,987
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[6,8]	2,051,922	2,052
		7,039
Total short-term securities (cost: $81,933,000)		81,933
Total investment securities 100.05% (cost: $1,248,306,000)		1,837,980
Other assets less liabilities (0.05)%		(876)
Net assets 100.00%		$1,837,104
Investments in affiliates7

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 4.08%
Money market investments 4.08%
Capital Group Central Cash Fund 4.33%[6]	$46,673	$101,328	$73,098	$(1)	$(8)	$74,894	$678

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $7,451,000, which represented 0.41% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Rate represents the seven-day yield at 3/31/2025.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
American Funds Insurance Series — Page 58 of 308

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros

GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 59 of 308

Growth-Income Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 95.01% Information technology 20.21%	Shares	Value (000)
Microsoft Corp.	6,435,519	$2,415,830
Apple, Inc.	6,452,557	1,433,307
Broadcom, Inc.	7,688,488	1,287,284
NVIDIA Corp.	8,337,342	903,601
Accenture PLC, Class A	1,488,978	464,621
Salesforce, Inc.	907,709	243,593
Cognizant Technology Solutions Corp., Class A	2,739,411	209,565
Oracle Corp.	1,398,579	195,535
Texas Instruments, Inc.	993,770	178,580
Seagate Technology Holdings PLC	1,823,912	154,941
Amphenol Corp., Class A	1,828,821	119,952
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	114,355
Palo Alto Networks, Inc.[1]	220,554	37,635
QUALCOMM, Inc.	225,964	34,710
Analog Devices, Inc.	168,515	33,984
Micron Technology, Inc.	268,034	23,289
ASML Holding NV	28,845	19,087
Adobe, Inc.[1]	43,879	16,829
		7,886,698
Health care 15.62%
UnitedHealth Group, Inc.	2,626,204	1,375,474
Eli Lilly and Co.	1,071,282	884,783
AbbVie, Inc.	2,917,368	611,247
GE HealthCare Technologies, Inc.	6,854,471	553,224
Vertex Pharmaceuticals, Inc.[1]	1,063,426	515,570
Abbott Laboratories	2,689,824	356,805
Thermo Fisher Scientific, Inc.	625,940	311,468
Revvity, Inc.	1,740,393	184,134
IQVIA Holdings, Inc.[1]	861,315	151,850
Sanofi	1,245,837	138,051
Johnson & Johnson	807,444	133,907
Cencora, Inc.	446,557	124,183
CVS Health Corp.	1,587,487	107,552
Gilead Sciences, Inc.	715,085	80,125
Insulet Corp.[1]	303,962	79,823
Medtronic PLC	885,929	79,610
Bristol-Myers Squibb Co.	1,150,000	70,139
Intuitive Surgical, Inc.[1]	134,067	66,399
Novo Nordisk AS, Class B	883,888	61,264
Danaher Corp.	265,253	54,377
Stryker Corp.	138,782	51,662
Amgen, Inc.	151,000	47,044
DexCom, Inc.[1]	390,182	26,646
American Funds Insurance Series — Page 60 of 308

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Masimo Corp.[1]	119,168	$19,853
Alnylam Pharmaceuticals, Inc.[1]	44,175	11,928
		6,097,118
Industrials 14.99%
RTX Corp.	6,949,168	920,487
Automatic Data Processing, Inc.	1,993,331	609,022
General Electric Co.	2,412,737	482,909
General Dynamics Corp.	1,519,363	414,148
Boeing Co. (The)[1]	2,376,190	405,259
GFL Environmental, Inc., subordinate voting shares	8,364,953	404,111
Woodward, Inc.	1,918,581	350,122
Airbus SE, non-registered shares	1,921,964	338,887
Carrier Global Corp.	5,156,506	326,922
Paychex, Inc.	1,519,430	234,418
United Rentals, Inc.	358,449	224,640
XPO, Inc.[1]	1,749,629	188,225
Honeywell International, Inc.	851,382	180,280
Ingersoll-Rand, Inc.	2,182,540	174,669
Uber Technologies, Inc.[1]	1,288,242	93,861
TransDigm Group, Inc.	65,897	91,155
Union Pacific Corp.	360,831	85,243
CSX Corp.	2,743,691	80,747
L3Harris Technologies, Inc.	381,989	79,954
APi Group Corp.[1]	1,599,578	57,201
Standard Aero, Inc.[1]	1,589,110	42,334
Caterpillar, Inc.	108,418	35,756
Delta Air Lines, Inc.	631,987	27,554
		5,847,904
Financials 11.42%
Mastercard, Inc., Class A	1,138,465	624,015
JPMorgan Chase & Co.	2,341,157	574,286
Fidelity National Information Services, Inc.	6,648,960	496,544
BlackRock, Inc.	393,241	372,195
Marsh & McLennan Cos., Inc.	1,118,371	272,916
Berkshire Hathaway, Inc., Class B1	463,726	246,971
Chubb, Ltd.	816,383	246,539
S&P Global, Inc.	459,476	233,460
Capital One Financial Corp.	1,018,858	182,681
Visa, Inc., Class A	500,000	175,230
Arthur J. Gallagher & Co.	386,229	133,342
B3 SA - Brasil, Bolsa, Balcao	56,528,755	120,260
Morgan Stanley	957,257	111,683
Wells Fargo & Co.	1,525,085	109,486
PNC Financial Services Group, Inc.	559,103	98,274
PayPal Holdings, Inc.[1]	1,170,785	76,394
State Street Corp.	760,000	68,043
American International Group, Inc.	704,000	61,206
Pinnacle Financial Partners, Inc.	573,150	60,777
American Express Co.	214,890	57,816
First Citizens BancShares, Inc., Class A	27,589	51,153
American Funds Insurance Series — Page 61 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Apollo Asset Management, Inc.	316,825	$43,386
CME Group, Inc., Class A	152,718	40,515
		4,457,172
Consumer discretionary 9.52%
Amazon.com, Inc.[1]	7,756,642	1,475,779
Wyndham Hotels & Resorts, Inc.[2]	4,703,154	425,682
Starbucks Corp.	2,959,506	290,298
Royal Caribbean Cruises, Ltd.	1,347,194	276,768
Home Depot, Inc.	624,580	228,902
Restaurant Brands International, Inc.[3]	2,659,781	177,248
Tesla, Inc.[1]	586,401	151,972
Sony Group Corp.	5,225,500	133,101
Hasbro, Inc.	1,788,473	109,973
Chipotle Mexican Grill, Inc.[1]	1,994,990	100,168
TJX Companies, Inc. (The)	683,864	83,295
Viking Holdings, Ltd.[1]	1,559,413	61,987
YUM! Brands, Inc.	350,000	55,076
Hilton Worldwide Holdings, Inc.	151,393	34,450
DoorDash, Inc., Class A1	176,256	32,214
LVMH Moët Hennessy-Louis Vuitton SE	44,522	27,796
Tractor Supply Co.	495,340	27,293
General Motors Co.	504,165	23,711
		3,715,713
Communication services 9.00%
Meta Platforms, Inc., Class A	2,978,719	1,716,814
Alphabet, Inc., Class A	5,189,738	802,541
Alphabet, Inc., Class C	3,979,028	621,644
Netflix, Inc.[1]	239,157	223,021
Universal Music Group NV	3,239,458	89,285
Comcast Corp., Class A	1,639,161	60,485
		3,513,790
Energy 3.72%
Baker Hughes Co., Class A	8,415,638	369,867
Exxon Mobil Corp.	3,085,886	367,004
Canadian Natural Resources, Ltd. (CAD denominated)	9,452,456	290,855
EOG Resources, Inc.	1,040,878	133,482
Chevron Corp.	535,000	89,500
Expand Energy Corp.	715,878	79,692
TC Energy Corp.	1,629,755	76,941
ConocoPhillips	434,738	45,656
		1,452,997
Consumer staples 3.63%
British American Tobacco PLC	11,381,282	469,218
Procter & Gamble Co.	1,370,988	233,644
Philip Morris International, Inc.	1,397,749	221,865
Imperial Brands PLC	3,663,668	135,486
Church & Dwight Co., Inc.	660,000	72,660
Mondelez International, Inc., Class A	851,894	57,801
Coca-Cola Co.	771,000	55,219
Constellation Brands, Inc., Class A	295,000	54,138
Tyson Foods, Inc., Class A	634,026	40,457
American Funds Insurance Series — Page 62 of 308

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Keurig Dr Pepper, Inc.	1,019,386	$34,883
Kraft Heinz Co. (The)	694,940	21,147
General Mills, Inc.	315,000	18,834
		1,415,352
Materials 3.17%
Air Products and Chemicals, Inc.	1,428,502	421,294
Linde PLC	545,459	253,988
International Paper Co.	4,001,987	213,506
Eastman Chemical Co.	2,417,064	212,967
Freeport-McMoRan, Inc.	1,681,186	63,650
LyondellBasell Industries NV	579,974	40,830
Albemarle Corp.	431,100	31,048
		1,237,283
Real estate 2.11%
VICI Properties, Inc. REIT	10,163,137	331,521
Equinix, Inc. REIT	235,188	191,761
American Tower Corp. REIT	523,517	113,917
Prologis, Inc. REIT	866,060	96,817
Welltower, Inc. REIT	570,000	87,330
		821,346
Utilities 1.62%
PG&E Corp.	18,016,861	309,530
CenterPoint Energy, Inc.	3,753,573	135,992
Entergy Corp.	1,337,004	114,300
Sempra	800,000	57,088
Edison International	262,192	15,448
		632,358
Total common stocks (cost: $21,700,061,000)		37,077,731
Bonds, notes & other debt instruments 0.00% Corporate bonds, notes & loans 0.00% Consumer discretionary 0.00%	Principal amount (000)
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD160	159
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	829
Total corporate bonds, notes & loans		988
Total bonds, notes & other debt instruments (cost: $962,000)		988
Short-term securities 4.78% Money market investments 4.78%	Shares
Capital Group Central Cash Fund 4.33%[2,4]	18,642,147	1,864,215
Total short-term securities (cost: $1,864,310,000)		1,864,215
Total investment securities 99.79% (cost: $23,565,333,000)		38,942,934
Other assets less liabilities 0.21%		80,111
Net assets 100.00%		$39,023,045
American Funds Insurance Series — Page 63 of 308

unaudited
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.09%
Consumer discretionary 1.09%
Wyndham Hotels & Resorts, Inc.	$509,003	$—	$32,068	$6,460	$(57,713)	$425,682	$1,928
Short-term securities 4.78%
Money market investments 4.78%
Capital Group Central Cash Fund 4.33%[4]	1,471,964	1,864,181	1,471,560	(90)	(280)	1,864,215	15,082
Total 5.87%				$6,370	$(57,993)	$2,289,897	$17,010

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $25,808,000, which represented 0.07% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 3/31/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 64 of 308

International Growth and Income Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 96.53% Financials 23.47%	Shares	Value (000)
UniCredit SpA	78,593	$4,411
AXA SA	101,588	4,337
Société Générale	83,689	3,778
Deutsche Bank AG	141,919	3,352
Zurich Insurance Group AG	4,433	3,092
Skandinaviska Enskilda Banken AB, Class A	186,702	3,061
Banco Bilbao Vizcaya Argentaria, SA	207,553	2,829
DBS Group Holdings, Ltd.	80,184	2,752
HSBC Holdings PLC (GBP denominated)	185,225	2,100
HSBC Holdings PLC (HKD denominated)	57,200	652
CaixaBank, SA, non-registered shares	346,666	2,698
Euronext NV	16,297	2,360
Tryg A/S	97,956	2,332
PICC Property and Casualty Co., Ltd., Class H	1,114,000	2,063
Banco Santander, SA	301,599	2,031
Mizuho Financial Group, Inc.	72,100	1,964
Prudential PLC	177,486	1,915
KB Financial Group, Inc.	34,005	1,828
NatWest Group PLC	308,037	1,805
Resona Holdings, Inc.	198,900	1,722
Kotak Mahindra Bank, Ltd.	67,088	1,702
Hana Financial Group, Inc.	38,152	1,553
London Stock Exchange Group PLC	10,355	1,536
HDFC Bank, Ltd.	70,016	1,491
Edenred SA	45,603	1,488
Allianz SE	3,634	1,386
Hiscox, Ltd.	88,966	1,353
Bank Hapoalim BM	99,205	1,344
Tokio Marine Holdings, Inc.	34,600	1,334
Münchener Rückversicherungs-Gesellschaft AG	1,934	1,219
Aon PLC, Class A	2,982	1,190
Ping An Insurance (Group) Company of China, Ltd., Class H	198,000	1,181
Bank Leumi le-Israel B.M.	86,239	1,159
CVC Capital Partners PLC	43,824	871
Aviva PLC	120,747	870
AIA Group, Ltd.	109,400	827
3i Group PLC	17,138	803
ICICI Bank, Ltd. (ADR)	24,106	760
Partners Group Holding AG	509	722
Mediobanca SpA	37,833	710
Pluxee NV	34,739	709
Abu Dhabi Islamic Bank PJSC	157,936	690
Hong Kong Exchanges and Clearing, Ltd.	15,500	690
Macquarie Group, Ltd.	5,051	626
XP, Inc., Class A	45,340	623
Canadian Imperial Bank of Commerce	9,177	516
American Funds Insurance Series — Page 65 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Brookfield Corp., Class A (CAD denominated)	8,929	$467
Bank Central Asia Tbk PT	825,000	420
Grupo Financiero Banorte, SAB de CV, Series O	56,577	392
Royal Bank of Canada	3,429	386
Banco BTG Pactual SA, units	61,894	366
Sampo Oyj, Class A	36,843	353
Saudi National Bank (The)	36,636	350
Banca Generali SpA	6,155	346
Intesa Sanpaolo SpA	64,163	330
Canara Bank	318,403	329
Grupo Financiero Inbursa, SAB de CV1	139,929	314
Discovery, Ltd.	22,753	248
Hang Seng Bank, Ltd.	15,900	216
Sberbank of Russia PJSC[2]	476,388	— [3]
		82,952
Industrials 15.69%
BAE Systems PLC	395,912	8,012
Airbus SE, non-registered shares	22,899	4,038
Ryanair Holdings PLC (ADR)	76,639	3,247
Rheinmetall AG, non-registered shares	2,146	3,078
Siemens AG	11,094	2,545
ABB, Ltd.	46,077	2,385
Hitachi, Ltd.	89,600	2,074
Safran SA	7,124	1,879
RELX PLC	34,359	1,726
SMC Corp.	4,800	1,708
DSV A/S	8,278	1,602
CCR SA, ordinary nominative shares	780,423	1,592
Deutsche Post AG	36,691	1,566
Epiroc AB, Class B	41,919	740
Epiroc AB, Class A	33,104	669
ITOCHU Corp.	27,800	1,284
Canadian National Railway Co. (CAD denominated)	13,178	1,282
Volvo AB, Class B	43,523	1,280
Copa Holdings, SA, Class A	10,523	973
Compagnie de Saint-Gobain SA, non-registered shares	9,652	960
Diploma PLC	18,900	944
ASSA ABLOY AB, Class B	30,925	929
Alliance Global Group, Inc.	7,546,600	799
TFI International, Inc. (CAD denominated)	5,029	390
TFI International, Inc.	4,393	340
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	37,928	701
Wizz Air Holdings PLC[1]	32,865	635
Bunzl PLC	15,788	605
Mitsui & Co., Ltd.	31,500	592
Komatsu, Ltd.	20,100	583
SPIE SA	13,462	574
Kingspan Group PLC	6,103	494
Jiangsu Hengli Hydraulic Co., Ltd., Class A	40,100	443
Daikin Industries, Ltd.	4,000	434
Brambles, Ltd.	33,947	427
Metso Corp.	39,888	413
Techtronic Industries Co., Ltd.	33,592	405
Caterpillar, Inc.	1,191	393
American Funds Insurance Series — Page 66 of 308

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Common stocks (continued) Industrials (continued)	Shares	Value (000)
Bombardier, Inc., Class B1	6,722	$378
Shenzhen Inovance Technology Co., Ltd., Class A	38,200	360
Singapore Technologies Engineering, Ltd.	69,600	350
Adecco Group AG	10,196	307
International Container Terminal Services, Inc.	43,110	268
Ashtead Group PLC	4,712	255
Salik Company P.J.S.C.	174,803	239
International Consolidated Airlines Group SA (CDI)	67,691	229
Rolls-Royce Holdings PLC	22,431	217
Fluidra, SA, non-registered shares	4,137	97
		55,441
Information technology 9.86%
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	11,068
ASML Holding NV	7,744	5,124
MediaTek, Inc.	94,000	3,964
Samsung Electronics Co., Ltd.	72,476	2,870
SAP SE	7,446	1,977
Broadcom, Inc.	9,995	1,673
Sage Group PLC (The)	68,485	1,070
Capgemini SE	6,455	965
Halma PLC	19,222	643
ASMPT, Ltd.	90,700	637
Fujitsu, Ltd.	31,600	628
SK hynix, Inc.	4,640	615
NEC Corp.	28,500	605
ASM International NV	1,296	594
E Ink Holdings, Inc.	60,000	483
Keyence Corp.	1,100	432
Tata Consultancy Services, Ltd.	8,908	374
Bechtle AG, non-registered shares	8,091	300
Tokyo Electron, Ltd.	2,100	286
eMemory Technology, Inc.[1]	3,000	209
Lumine Group, Inc., subordinate voting shares[1]	5,248	148
Nomura Research Institute, Ltd.	3,600	117
Newgen Software Technologies, Ltd.	5,808	67
		34,849
Consumer discretionary 9.67%
Industria de Diseño Textil, SA	84,108	4,195
Renault SA	67,663	3,438
Trip.com Group, Ltd. (ADR)	37,136	2,361
Trip.com Group, Ltd.	10,400	664
LVMH Moët Hennessy-Louis Vuitton SE	4,233	2,643
Prosus NV, Class N	48,645	2,269
MGM China Holdings, Ltd.	1,190,800	1,603
Amadeus IT Group SA, Class A, non-registered shares	17,277	1,324
Aristocrat Leisure, Ltd.	30,381	1,227
Midea Group Co., Ltd., Class A	104,800	1,136
Evolution AB	12,995	969
Wynn Macau, Ltd.	1,205,600	866
B&M European Value Retail SA	256,143	864
InterContinental Hotels Group PLC	7,852	845
Meituan, Class B1	36,600	740
Compagnie Financière Richemont SA, Class A	4,100	716
American Funds Insurance Series — Page 67 of 308

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
JD.com, Inc., Class A (ADR)	17,179	$706
Hyundai Motor Co.	5,031	679
Stellantis NV	59,668	668
H World Group, Ltd. (ADR)	17,089	632
Entain PLC	83,335	628
Suzuki Motor Corp.	51,100	623
Restaurant Brands International, Inc. (CAD denominated)	8,498	567
Nitori Holdings Co., Ltd.	5,100	505
Paltac Corp.	18,800	500
Games Workshop Group PLC	2,665	483
Galaxy Entertainment Group, Ltd.	120,361	473
D’Ieteren Group	2,461	424
Dixon Technologies (India), Ltd.	2,465	378
Amber Enterprises India, Ltd.[1]	4,368	366
Maruti Suzuki India, Ltd.	1,989	268
Berkeley Group Holdings PLC	4,618	215
Jumbo SA	3,722	102
Vedant Fashions, Ltd.	7,825	71
ITC Hotels, Ltd.[1]	10,102	23
		34,171
Consumer staples 9.18%
British American Tobacco PLC	133,886	5,520
Philip Morris International, Inc.	27,331	4,338
Nestlé SA	37,955	3,838
Imperial Brands PLC	84,742	3,134
Pernod Ricard SA	24,878	2,471
Carlsberg A/S, Class B	15,131	1,927
Arca Continental, SAB de CV	126,937	1,327
Carrefour SA, non-registered shares	91,170	1,308
Tsingtao Brewery Co., Ltd., Class H	177,738	1,281
KT&G Corp.	17,412	1,201
Anheuser-Busch InBev SA/NV	19,480	1,200
L’Oréal SA, non-registered shares	3,000	1,114
Danone SA	11,738	900
Kweichow Moutai Co., Ltd., Class A	3,790	816
Ocado Group PLC[1]	174,319	639
Unilever PLC	8,917	531
Yamazaki Baking Co., Ltd.	19,200	369
Seven & i Holdings Co., Ltd.	18,100	263
United Spirits, Ltd.	15,726	258
		32,435
Communication services 7.66%
Koninklijke KPN NV	852,392	3,609
Publicis Groupe SA	36,520	3,441
Tencent Holdings, Ltd.	41,200	2,626
Singapore Telecommunications, Ltd.	917,700	2,327
Deutsche Telekom AG	49,539	1,834
KANZHUN, Ltd., Class A (ADR)[1]	66,802	1,281
Bharti Airtel, Ltd.	62,591	1,266
Nintendo Co., Ltd.	18,200	1,241
MTN Group, Ltd.	182,450	1,229
Indus Towers, Ltd.[1]	290,149	1,128
Orange	82,389	1,068
American Funds Insurance Series — Page 68 of 308

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
BT Group PLC	482,068	$1,035
América Móvil, SAB de CV, Class B (ADR)	71,968	1,023
Telefónica, SA, non-registered shares	152,990	720
NetEase, Inc.	30,100	620
HYBE Co., Ltd.	3,690	594
Schibsted ASA, Class A	20,414	555
Nippon Television Holdings, Inc.	25,700	526
Universal Music Group NV	17,553	484
KT Corp. (ADR)	26,191	464
		27,071
Health care 7.26%
Sanofi	64,637	7,163
AstraZeneca PLC	39,954	5,839
EssilorLuxottica SA	12,950	3,726
Novo Nordisk AS, Class B	51,143	3,545
Haleon PLC	179,414	908
bioMérieux SA	5,881	727
Roche Holding AG, nonvoting non-registered shares	2,172	714
Grifols, SA, Class B (ADR)[1]	97,224	691
Bayer AG	25,440	607
Genus PLC	20,974	506
Siemens Healthineers AG	7,090	380
Max Healthcare Institute, Ltd.	21,392	275
Chugai Pharmaceutical Co., Ltd.	5,500	251
HOYA Corp.	2,000	226
Akums Drugs and Pharmaceuticals, Ltd.[1]	16,884	93
Euroapi SA1,4	1,412	4
		25,655
Energy 5.05%
TotalEnergies SE	111,858	7,229
BP PLC	492,193	2,776
Canadian Natural Resources, Ltd. (CAD denominated)	55,989	1,723
Shell PLC (GBP denominated)	42,147	1,534
Cameco Corp. (CAD denominated)	31,981	1,316
TC Energy Corp. (CAD denominated)	17,717	837
Gaztransport & Technigaz SA	4,055	614
Cenovus Energy, Inc. (CAD denominated)	24,953	347
Cenovus Energy, Inc.	7,706	107
Schlumberger NV	10,809	452
ADNOC Drilling Co. PJSC	316,861	443
Tourmaline Oil Corp.	7,584	366
South Bow Corp. (CAD denominated)	3,354	86
Sovcomflot PAO[2]	356,717	— [3]
		17,830
Materials 4.75%
Barrick Gold Corp.	119,443	2,322
Linde PLC	4,453	2,073
BASF SE	29,280	1,455
Glencore PLC	390,792	1,438
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	11,502	1,246
Rio Tinto PLC	18,536	1,108
Anhui Conch Cement Co., Ltd., Class H	329,500	932
American Funds Insurance Series — Page 69 of 308

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Air Liquide SA	4,252	$809
Vale SA (ADR), ordinary nominative shares	47,297	472
Vale SA, ordinary nominative shares	32,783	326
Shin-Etsu Chemical Co., Ltd.	25,600	729
Nutrien, Ltd. (CAD denominated)	13,641	677
Sika AG	2,233	541
Grupo México, SAB de CV, Series B	102,333	512
Fresnillo PLC	38,391	468
Holcim, Ltd.	4,099	441
Franco-Nevada Corp.	2,635	414
Freeport-McMoRan, Inc.	10,401	394
Fortescue, Ltd.	23,624	228
Givaudan SA	43	185
Alrosa PJSC[2]	53,607	— [3]
		16,770
Utilities 2.32%
Engie SA	145,448	2,834
Iberdrola, SA, non-registered shares	80,148	1,296
SSE PLC	56,912	1,171
Brookfield Infrastructure Partners, LP	37,334	1,111
National Grid PLC	51,232	667
CPFL Energia SA	58,911	389
Veolia Environnement SA	10,939	376
NTPC, Ltd.	81,979	341
		8,185
Real estate 1.62%
CK Asset Holdings, Ltd.	327,500	1,330
Mitsubishi Estate Co., Ltd.	74,300	1,212
Embassy Office Parks REIT	220,822	944
Prologis Property Mexico, SA de CV, REIT[4]	248,386	795
Link REIT	130,468	613
Longfor Group Holdings, Ltd.	326,742	416
CapitaLand Integrated Commercial Trust REIT	153,300	239
Goodman Logistics (HK), Ltd. REIT	10,467	188
		5,737
Total common stocks (cost: $276,913,000)		341,096
Preferred securities 0.06% Materials 0.06%
Gerdau SA, preferred nominative shares	75,440	214
Total preferred securities (cost: $292,000)		214
Short-term securities 3.05% Money market investments 2.97%
Capital Group Central Cash Fund 4.33%[5,6]	105,198	10,520
American Funds Insurance Series — Page 70 of 308

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.08%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[5,7]	283,105	$283
Total short-term securities (cost: $10,801,000)		10,803
Total investment securities 99.64% (cost: $288,006,000)		352,113
Other assets less liabilities 0.36%		1,256
Net assets 100.00%		$353,369
Investments in affiliates6

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.97%
Money market investments 2.97%
Capital Group Central Cash Fund 4.33%[5]	$11,674	$25,631	$26,782	$(1)	$(2)	$10,520	$109

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $299,000, which represented 0.08% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 3/31/2025.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 71 of 308

Capital Income Builder®
Investment portfolio
March 31, 2025
unaudited

Common stocks 79.48% Financials 15.35%	Shares	Value (000)
JPMorgan Chase & Co.	83,787	$20,553
Münchener Rückversicherungs-Gesellschaft AG	20,927	13,191
Morgan Stanley	111,363	12,993
Zurich Insurance Group AG	17,000	11,858
ING Groep NV	503,117	9,849
BlackRock, Inc.	10,318	9,766
NatWest Group PLC	1,636,392	9,587
DBS Group Holdings, Ltd.	209,916	7,204
Intact Financial Corp.	33,977	6,942
Wells Fargo & Co.	83,971	6,028
American International Group, Inc.	67,634	5,880
PNC Financial Services Group, Inc.	32,994	5,799
Banco Bilbao Vizcaya Argentaria, SA	333,569	4,547
Great-West Lifeco, Inc.	108,831	4,264
Truist Financial Corp.	99,394	4,090
Tokio Marine Holdings, Inc.	102,900	3,969
Apollo Asset Management, Inc.	25,566	3,501
KB Financial Group, Inc.	62,734	3,372
Euronext NV	22,495	3,258
Mizuho Financial Group, Inc.	117,900	3,211
BNP Paribas SA	34,116	2,841
East West Bancorp, Inc.	30,891	2,773
Hana Financial Group, Inc.	66,938	2,724
TPG, Inc., Class A	56,480	2,679
Banco Santander, SA	392,996	2,647
Sampo Oyj, Class A	273,413	2,619
AIA Group, Ltd.	339,000	2,562
Resona Holdings, Inc.	295,400	2,557
Power Corporation of Canada, subordinate voting shares[1]	71,826	2,539
National Bank of Canada	30,045	2,480
Swedbank AB, Class A	106,190	2,416
CME Group, Inc., Class A	8,877	2,355
360 ONE WAM, Ltd.[2]	208,444	2,295
Toronto-Dominion Bank (The) (CAD denominated)	37,975	2,275
UniCredit SpA	38,229	2,146
Deutsche Bank AG	89,912	2,123
Kaspi.kz JSC	21,756	2,083
Principal Financial Group, Inc.	24,635	2,078
Blackstone, Inc.	12,991	1,816
Skandinaviska Enskilda Banken AB, Class A	105,131	1,724
B3 SA - Brasil, Bolsa, Balcao	804,554	1,712
State Street Corp.	19,064	1,707
Webster Financial Corp.	32,868	1,694
PICC Property and Casualty Co., Ltd., Class H	856,000	1,585
3i Group PLC	33,804	1,583
Canadian Imperial Bank of Commerce	26,900	1,513
American Funds Insurance Series — Page 72 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
EFG International AG	100,617	$1,495
Hong Kong Exchanges and Clearing, Ltd.	28,000	1,246
Standard Chartered PLC	83,739	1,241
Samsung Fire & Marine Insurance Co., Ltd.	5,066	1,239
SouthState Corp.	11,389	1,057
Western Union Co.	98,671	1,044
Marsh & McLennan Cos., Inc.	3,782	923
Bank Central Asia Tbk PT	1,673,400	852
Patria Investments, Ltd., Class A	65,011	734
Vontobel Holding AG	9,350	681
Barclays PLC	174,996	657
Citizens Financial Group, Inc.	15,883	651
Bank Mandiri (Persero) Tbk PT	2,041,200	639
Houlihan Lokey, Inc., Class A	3,658	591
First American Financial Corp.	6,638	436
Sberbank of Russia PJSC[3]	204,176	— [4]
		220,874
Health care 10.38%
AbbVie, Inc.	143,053	29,973
Abbott Laboratories	157,183	20,850
Gilead Sciences, Inc.	159,860	17,912
Amgen, Inc.	46,424	14,463
Sanofi	115,539	12,803
AstraZeneca PLC	87,492	12,787
Medtronic PLC	103,316	9,284
Novo Nordisk AS, Class B	90,025	6,240
Bristol-Myers Squibb Co.	82,920	5,057
UnitedHealth Group, Inc.	8,874	4,648
Takeda Pharmaceutical Co., Ltd.	97,725	2,902
Merck & Co., Inc.	27,969	2,511
CVS Health Corp.	32,611	2,209
EssilorLuxottica SA	7,342	2,112
Roche Holding AG, nonvoting non-registered shares	4,650	1,529
EBOS Group, Ltd.	69,592	1,505
Novartis AG	8,831	982
GSK PLC	43,796	837
Sandoz Group AG	18,029	758
		149,362
Industrials 10.01%
RTX Corp.	216,778	28,714
Volvo AB, Class B	432,017	12,705
Siemens AG	42,207	9,684
Deutsche Post AG	206,397	8,810
Honeywell International, Inc.	31,019	6,568
BAE Systems PLC	304,377	6,159
Paychex, Inc.	38,316	5,911
Union Pacific Corp.	24,286	5,737
RELX PLC	108,224	5,436
Mitsubishi Corp.	265,581	4,671
FedEx Corp.	17,329	4,225
Singapore Technologies Engineering, Ltd.	789,700	3,974
Automatic Data Processing, Inc.	11,939	3,648
Canadian National Railway Co. (CAD denominated)	36,831	3,584
American Funds Insurance Series — Page 73 of 308

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Marubeni Corp.	208,600	$3,333
Broadridge Financial Solutions, Inc.	13,008	3,154
Carrier Global Corp.	43,260	2,743
UL Solutions, Inc., Class A	46,532	2,624
Northrop Grumman Corp.	4,909	2,513
Airbus SE, non-registered shares	12,443	2,194
ITOCHU Corp.	41,600	1,922
Bureau Veritas SA	58,499	1,769
Logista Integral SA, non-registered shares	49,230	1,565
Robert Half, Inc.	28,150	1,536
Trelleborg AB, Class B	39,515	1,474
Trinity Industries, Inc.	50,590	1,420
Epiroc AB, Class A	58,201	1,176
Epiroc AB, Class B	4,933	87
Schneider Electric SE	5,014	1,161
SGS SA	10,812	1,073
Transurban Group	113,666	955
Sulzer AG	5,386	916
PACCAR, Inc.	6,849	667
ABB, Ltd.	11,891	615
Computershare Ltd.	19,932	490
Brambles, Ltd.	37,217	468
Ashtead Group PLC	6,387	345
		144,026
Consumer staples 9.15%
Philip Morris International, Inc.	271,887	43,157
British American Tobacco PLC	453,070	18,679
British American Tobacco PLC (ADR)	39,383	1,629
Mondelez International, Inc., Class A	205,464	13,941
Nestlé SA	76,995	7,786
Imperial Brands PLC	207,556	7,676
ITC, Ltd.	853,999	4,090
Sysco Corp.	46,957	3,524
Altria Group, Inc.	58,572	3,515
Danone SA	44,657	3,422
Coca-Cola Co.	41,363	2,962
Carlsberg A/S, Class B	21,423	2,729
Kimberly-Clark Corp.	19,036	2,707
General Mills, Inc.	42,951	2,568
PepsiCo, Inc.	15,534	2,329
WH Group, Ltd.	1,953,000	1,796
Suntory Beverage & Food, Ltd.	51,300	1,690
Procter & Gamble Co.	9,712	1,655
Unilever PLC	16,272	969
Dollar General Corp.	10,394	914
Lamb Weston Holdings, Inc.	16,783	895
Molson Coors Beverage Co., Class B, restricted voting shares	14,289	870
Reckitt Benckiser Group PLC	11,990	810
Anheuser-Busch InBev SA/NV	11,371	700
Scandinavian Tobacco Group A/S	24,914	364
Constellation Brands, Inc., Class A	1,891	347
		131,724
American Funds Insurance Series — Page 74 of 308

unaudited
Common stocks (continued) Information technology 8.37%	Shares	Value (000)
Broadcom, Inc.	270,740	$45,330
Taiwan Semiconductor Manufacturing Co., Ltd.	783,800	21,851
Microsoft Corp.	53,416	20,052
Accenture PLC, Class A	21,375	6,670
Seagate Technology Holdings PLC	60,631	5,151
Texas Instruments, Inc.	25,661	4,611
SAP SE	14,907	3,958
KLA Corp.	3,726	2,533
Tokyo Electron, Ltd.	18,100	2,468
HCL Technologies, Ltd.	132,225	2,451
MediaTek, Inc.	50,000	2,108
TDK Corp.	140,200	1,463
Analog Devices, Inc.	7,072	1,426
Capgemini SE	2,349	351
		120,423
Utilities 5.72%
DTE Energy Co.	52,562	7,268
National Grid PLC	546,369	7,118
Dominion Energy, Inc.	121,765	6,827
Pinnacle West Capital Corp.	69,136	6,585
Iberdrola, SA, non-registered shares	385,091	6,226
Engie SA	280,973	5,475
Engie SA, bonus shares	29,100	567
E.ON SE	378,802	5,717
Sempra	69,614	4,968
CenterPoint Energy, Inc.	132,366	4,796
SSE PLC	227,488	4,681
Duke Energy Corp.	32,561	3,971
Southern Co. (The)	40,602	3,733
Entergy Corp.	37,024	3,165
Atmos Energy Corp.	15,655	2,420
Power Grid Corporation of India, Ltd.	597,955	2,021
Enel SpA	230,994	1,874
AES Corp.	132,318	1,643
SembCorp Industries, Ltd.	268,900	1,256
Edison International	21,128	1,245
Power Assets Holdings, Ltd.	127,000	761
		82,317
Energy 5.38%
Exxon Mobil Corp.	136,666	16,254
Canadian Natural Resources, Ltd. (CAD denominated)	338,801	10,425
TC Energy Corp. (CAD denominated)[1]	191,915	9,063
Shell PLC (GBP denominated)	183,418	6,675
Shell PLC (ADR)	9,821	720
EOG Resources, Inc.	56,578	7,256
TotalEnergies SE	85,409	5,520
ConocoPhillips	46,345	4,867
South Bow Corp. (CAD denominated)[1]	155,166	3,964
BP PLC	694,776	3,919
EQT Corp.	61,906	3,308
Chevron Corp.	17,862	2,988
DT Midstream, Inc.	10,047	969
Cenovus Energy, Inc.	59,812	832
American Funds Insurance Series — Page 75 of 308

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Schlumberger NV	17,806	$744
New Fortress Energy, Inc., Class A2,5	950	8
		77,512
Consumer discretionary 5.12%
McDonald’s Corp.	43,843	13,695
Home Depot, Inc.	25,555	9,366
LVMH Moët Hennessy-Louis Vuitton SE	8,506	5,311
YUM! Brands, Inc.	28,425	4,473
Midea Group Co., Ltd., Class A	382,575	4,148
Starbucks Corp.	42,277	4,147
Industria de Diseño Textil, SA	82,902	4,135
Darden Restaurants, Inc.	18,109	3,762
Compagnie Generale des Etablissements Michelin	90,009	3,158
Amadeus IT Group SA, Class A, non-registered shares	34,823	2,669
Tractor Supply Co.	41,125	2,266
Evolution AB	29,958	2,235
Vail Resorts, Inc.	12,274	1,964
Aristocrat Leisure, Ltd.	47,948	1,936
Compagnie Financière Richemont SA, Class A	11,030	1,926
NEXT PLC	12,561	1,808
Restaurant Brands International, Inc.	26,189	1,745
Stellantis NV	122,795	1,375
Galaxy Entertainment Group, Ltd.	283,000	1,111
Las Vegas Sands Corp.	18,561	717
OPAP SA	26,284	523
JD.com, Inc., Class A	21,450	443
Jumbo SA	13,271	363
International Game Technology PLC	17,882	291
ITC Hotels, Ltd.[2]	30,826	72
		73,639
Real estate 4.06%
VICI Properties, Inc. REIT	683,617	22,300
Welltower, Inc. REIT	39,581	6,064
Prologis, Inc. REIT	49,426	5,525
American Tower Corp. REIT	17,244	3,752
Extra Space Storage, Inc. REIT	23,454	3,483
Rexford Industrial Realty, Inc. REIT	84,140	3,294
Public Storage REIT	6,282	1,880
Mindspace Business Parks REIT	399,976	1,756
Link REIT	292,348	1,373
Equinix, Inc. REIT	1,676	1,367
CTP NV	75,076	1,346
CK Asset Holdings, Ltd.	322,500	1,310
SBA Communications Corp. REIT, Class A	4,761	1,047
UDR, Inc. REIT	22,406	1,012
Sun Communities, Inc. REIT	5,902	759
Embassy Office Parks REIT	140,661	601
Lineage, Inc. REIT	9,785	574
Longfor Group Holdings, Ltd.	357,634	455
Digital Realty Trust, Inc. REIT	2,070	297
American Funds Insurance Series — Page 76 of 308

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
POWERGRID Infrastructure Investment Trust REIT	182,601	$162
Kimco Realty Corp. REIT	5,095	108
		58,465
Materials 3.00%
Air Products and Chemicals, Inc.	31,596	9,318
Rio Tinto PLC	114,077	6,820
Smurfit Westrock PLC	104,432	4,706
Nitto Denko Corp.	215,338	3,969
Linde PLC	8,413	3,917
Vale SA, ordinary nominative shares	173,511	1,724
Vale SA (ADR), ordinary nominative shares	91,722	915
Anglo American PLC	79,751	2,239
Shin-Etsu Chemical Co., Ltd.	68,362	1,948
International Paper Co.	27,179	1,450
Dow, Inc.	31,474	1,099
Antofagasta PLC	47,581	1,039
Eastman Chemical Co.	11,125	980
Barrick Gold Corp.	32,045	623
Evonik Industries AG	27,512	594
BASF SE	9,773	486
Air Liquide SA	2,512	478
Givaudan SA	110	473
UPM-Kymmene OYJ	15,480	415
		43,193
Communication services 2.94%
Singapore Telecommunications, Ltd.	3,322,400	8,423
Comcast Corp., Class A	155,892	5,752
T-Mobile US, Inc.	20,386	5,437
Publicis Groupe SA	50,135	4,724
Koninklijke KPN NV	867,505	3,673
AT&T, Inc.	107,700	3,046
Verizon Communications, Inc.	64,383	2,920
Deutsche Telekom AG	73,570	2,724
América Móvil, SAB de CV, Class B (ADR)	152,933	2,175
HKT Trust and HKT, Ltd., units	984,240	1,317
Omnicom Group, Inc.	12,215	1,013
NetEase, Inc.	42,000	866
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	327
		42,397
Total common stocks (cost: $839,572,000)		1,143,932
Convertible stocks 0.38% Information technology 0.16%
Microchip Technology, Inc., Series A, 7.75% cumulative convertible preferred shares, depositary 3/15/2028	44,749	2,252
Utilities 0.14%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	29,939	1,216
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	819
		2,035
American Funds Insurance Series — Page 77 of 308

unaudited
Convertible stocks (continued) Financials 0.04%	Shares	Value (000)
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	$642
Materials 0.04%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	15,750	562
Total convertible stocks (cost: $5,706,000)		5,491
Bonds, notes & other debt instruments 14.67% Mortgage-backed obligations 6.10% Federal agency mortgage-backed obligations 5.00%	Principal amount (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD— [4]	— [4]
Fannie Mae Pool #FM2499 2.50% 2/1/2035[6]	838	784
Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1	1
Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8	8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	27	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	17	16
Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	23	22
Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	30	28
Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]	166	152
Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]	1,898	1,735
Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	2,646	2,329
Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	305	271
Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	116	101
Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	79	69
Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	43	38
Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	12	11
Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	130	113
Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	84	73
Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	43	35
Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	128	113
Fannie Mae Pool #FS1086 2.00% 4/1/2051[6]	22	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	161	140
Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	20	17
Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	15	13
Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	112	99
Fannie Mae Pool #CB2527 2.00% 12/1/2051[6]	174	139
Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	18	17
Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	76	69
American Funds Insurance Series — Page 78 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	USD827	$728
Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	473	415
Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	277	251
Fannie Mae Pool #MA4626 4.00% 6/1/2052[6]	108	100
Fannie Mae Pool #BV8976 5.00% 8/1/2052[6]	54	54
Fannie Mae Pool #FS3056 2.00% 10/1/2052[6]	152	121
Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	113	113
Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	100	101
Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	153	153
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	96	96
Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	91	89
Fannie Mae Pool #CB6012 4.00% 4/1/2053[6]	803	749
Fannie Mae Pool #MA4978 5.00% 4/1/2053[6]	73	72
Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	237	233
Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	60	59
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	261	261
Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,446	1,471
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	323	323
Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	386	392
Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	238	243
Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	178	182
Fannie Mae Pool #MA5089 4.00% 7/1/2053[6]	272	254
Fannie Mae Pool #MA5070 4.50% 7/1/2053[6]	101	96
Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	126	124
Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	94	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	838	839
Fannie Mae Pool #MA5139 6.00% 9/1/2053[6]	425	432
Fannie Mae Pool #MA5177 4.00% 10/1/2053[6]	927	865
Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]	9	9
Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	47	48
Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]	2,176	2,246
Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	696	708
Fannie Mae Pool #CB7426 6.50% 11/1/2053[6]	72	75
Fannie Mae Pool #CB7626 6.50% 12/1/2053[6]	26	27
Fannie Mae Pool #FS6767 6.50% 1/1/2054[6]	29	30
Fannie Mae Pool #CB8151 5.50% 3/1/2054[6]	883	884
Fannie Mae Pool #CB8168 6.00% 3/1/2054[6]	123	125
Fannie Mae Pool #MA5295 6.00% 3/1/2054[6]	65	66
Fannie Mae Pool #CB8328 5.50% 4/1/2054[6]	982	988
Fannie Mae Pool #MA5354 6.00% 5/1/2054[6]	121	123
Fannie Mae Pool #MA5388 5.50% 6/1/2054[6]	73	73
Fannie Mae Pool #FS8153 6.00% 6/1/2054[6]	405	415
Fannie Mae Pool #DB6878 6.00% 6/1/2054[6]	132	134
Fannie Mae Pool #FS8223 6.00% 6/1/2054[6]	27	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054[6]	19	20
Fannie Mae Pool #BU4699 5.50% 7/1/2054[6]	154	154
Fannie Mae Pool #MA5421 6.00% 7/1/2054[6]	825	839
Fannie Mae Pool #BU4700 6.00% 7/1/2054[6]	190	194
Fannie Mae Pool #CB8858 6.00% 7/1/2054[6]	171	174
Fannie Mae Pool #DB6905 6.00% 7/1/2054[6]	112	114
Fannie Mae Pool #FS8318 6.00% 7/1/2054[6]	102	105
Fannie Mae Pool #DB6901 6.00% 7/1/2054[6]	84	85
Fannie Mae Pool #DB7039 6.00% 7/1/2054[6]	20	20
Fannie Mae Pool #FS8757 6.00% 8/1/2054[6]	2,785	2,852
American Funds Insurance Series — Page 79 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5445 6.00% 8/1/2054[6]	USD376	$382
Fannie Mae Pool #DC0296 6.00% 8/1/2054[6]	10	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054[6]	10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054[6]	9	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054[6]	10	10
Fannie Mae Pool #BU4916 6.00% 8/1/2054[6]	7	8
Fannie Mae Pool #CB9071 6.50% 8/1/2054[6]	19	20
Fannie Mae Pool #MA5470 5.50% 9/1/2054[6]	246	246
Fannie Mae Pool #FS9001 5.50% 9/1/2054[6]	34	35
Fannie Mae Pool #MA5471 6.00% 9/1/2054[6]	23	24
Fannie Mae Pool #MA5530 5.00% 11/1/2054[6]	26	26
Fannie Mae Pool #BU5165 5.50% 11/1/2054[6]	238	238
Fannie Mae Pool #DC9197 4.50% 12/1/2054[6]	584	559
Fannie Mae Pool #MA5615 6.00% 2/1/2055[6]	69	70
Fannie Mae Pool #MA5647 6.00% 3/1/2055[6]	22	22
Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	332	342
Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	220	222
Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	547	526
Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	378	327
Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	64	55
Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	112	95
Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	186	176
Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	13	12
Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	23	22
Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	42	41
Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	21	20
Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	15	15
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	973	950
Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	13	12
Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	138	121
Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	65	57
Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	133	117
Freddie Mac Pool #SD2629 2.50% 1/1/2052[6]	49	41
Freddie Mac Pool #SD8213 3.00% 5/1/2052[6]	812	705
Freddie Mac Pool #SD8220 3.00% 6/1/2052[6]	464	403
Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	315	294
Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	778	745
Freddie Mac Pool #SD8225 3.00% 7/1/2052[6]	193	167
Freddie Mac Pool #SD8242 3.00% 9/1/2052[6]	113	98
Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	168	163
Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]	599	590
Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	289	289
Freddie Mac Pool #SD5845 3.50% 11/1/2052[6]	2,482	2,241
Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	106	106
Freddie Mac Pool #SD2602 3.00% 12/1/2052[6]	23	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052[6]	450	431
Freddie Mac Pool #SD8286 4.00% 1/1/2053[6]	771	720
Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	94	93
Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	532	533
Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	404	404
American Funds Insurance Series — Page 80 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	USD32	$31
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,006	1,006
Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	79	81
Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	16	16
Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	13	14
Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	12	13
Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	13	13
Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	9	9
Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	6	7
Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	33	33
Freddie Mac Pool #SD3432 6.00% 7/1/2053[6]	19	20
Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	18	18
Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	220	220
Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]	1,309	1,352
Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]	868	852
Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]	46	46
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[6]	10	10
Freddie Mac Pool #SD8392 4.00% 12/1/2053[6]	54	50
Freddie Mac Pool #SD4693 6.50% 1/1/2054[6]	8	8
Freddie Mac Pool #SD8401 5.50% 2/1/2054[6]	17	17
Freddie Mac Pool #SD8402 6.00% 2/1/2054[6]	1,258	1,279
Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	898	897
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[6]	18	19
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[6]	9	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054[6]	462	473
Freddie Mac Pool #QI3333 6.00% 4/1/2054[6]	10	10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[6]	274	276
Freddie Mac Pool #SD8432 6.00% 5/1/2054[6]	289	294
Freddie Mac Pool #SD5692 6.00% 5/1/2054[6]	18	18
Freddie Mac Pool #QI5199 6.50% 5/1/2054[6]	29	30
Freddie Mac Pool #QI7522 5.50% 6/1/2054[6]	123	123
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[6]	24	24
Freddie Mac Pool #SD8439 6.00% 6/1/2054[6]	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054[6]	77	77
Freddie Mac Pool #SD8446 5.50% 7/1/2054[6]	66	66
Freddie Mac Pool #SD8447 6.00% 7/1/2054[6]	377	384
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[6]	298	307
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[6]	254	259
Freddie Mac Pool #QI8874 6.00% 7/1/2054[6]	77	78
Freddie Mac Pool #SD5813 6.00% 7/1/2054[6]	19	19
Freddie Mac Pool #SD5896 6.00% 7/1/2054[6]	17	17
Freddie Mac Pool #SD8454 6.00% 8/1/2054[6]	246	251
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[6]	19	19
Freddie Mac Pool #SD6029 6.00% 8/1/2054[6]	10	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[6]	5	6
Freddie Mac Pool #SD8455 6.50% 8/1/2054[6]	3,235	3,337
Freddie Mac Pool #QJ4152 6.50% 8/1/2054[6]	6	6
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[6]	39	39
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[6]	19	20
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[6]	20	20
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[6]	19	19
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[6]	9	9
American Funds Insurance Series — Page 81 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[6]	USD84	$80
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[6]	54	53
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[6]	64	64
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[6]	18	19
Freddie Mac Pool #QX1414 5.50% 12/1/2054[6]	340	340
Freddie Mac Pool #SD8486 6.50% 1/1/2055[6]	4	4
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[6]	37	35
Freddie Mac Pool #SD8507 6.00% 2/1/2055[6]	13	13
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160	159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	92	87
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	193	180
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	185	173
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	83	75
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	69	62
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	14	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	852	761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	299	286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	473	451
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	13	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	8	8
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	706	688
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,023	973
Government National Mortgage Assn. 5.50% 4/1/2055[6,8]	609	610
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	164	160
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	2,871	2,693
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[6]	61	57
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[6]	216	202
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	390	385
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]	1,047	1,031
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[6]	25	24
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059[6]	— [4]	— [4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	— [4]	— [4]
Uniform Mortgage-Backed Security 2.50% 4/1/2040[6,8]	801	741
Uniform Mortgage-Backed Security 2.00% 4/1/2055[6,8]	38	30
Uniform Mortgage-Backed Security 3.50% 4/1/2055[6,8]	143	129
Uniform Mortgage-Backed Security 4.00% 4/1/2055[6,8]	165	154
Uniform Mortgage-Backed Security 4.50% 4/1/2055[6,8]	527	504
Uniform Mortgage-Backed Security 5.00% 4/1/2055[6,8]	198	194
Uniform Mortgage-Backed Security 5.50% 4/1/2055[6,8]	10	10
Uniform Mortgage-Backed Security 6.00% 4/1/2055[6,8]	78	79
Uniform Mortgage-Backed Security 6.50% 4/1/2055[6,8]	60	62
Uniform Mortgage-Backed Security 7.00% 4/1/2055[6,8]	4,110	4,296
Uniform Mortgage-Backed Security 2.50% 5/1/2055[6,8]	77	64
Uniform Mortgage-Backed Security 3.50% 5/1/2055[6,8]	721	650
Uniform Mortgage-Backed Security 4.00% 5/1/2055[6,8]	115	107
Uniform Mortgage-Backed Security 4.50% 5/1/2055[6,8]	669	640
Uniform Mortgage-Backed Security 6.00% 5/1/2055[6,8]	12	12
Uniform Mortgage-Backed Security 6.50% 5/1/2055[6,8]	2,764	2,848
Uniform Mortgage-Backed Security 7.00% 5/1/2055[6,8]	736	769
		71,987
American Funds Insurance Series — Page 82 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 0.56%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[6,7,9]	USD93	$84
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[6,9,10]	526	506
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[6,7,9]	61	57
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[6,7,9]	199	197
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[6,7,9]	409	399
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[6,7,9]	144	136
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[6,7,9]	7	6
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.74% 12/25/2042[6,7,9]	30	30
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.24% 6/25/2043[6,7,9]	270	272
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.04% 7/25/2043[6,7,9]	89	89
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 5/25/2044[6,7,9]	77	77
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.94% 9/25/2044[6,7,9]	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.34% 4/25/2042[6,7,9]	56	56
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.54% 5/25/2042[6,7,9]	10	10
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.49% 9/25/2042[6,7,9]	14	14
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.04% 9/25/2042[6,7,9]	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.54% 5/25/2044[6,7,9]	221	221
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.79% 10/25/2044[6,7,9]	90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.154% 1/25/2050[6,7,9]	24	24
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[6,9,10]	108	109
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[6,9]	70	69
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[6,9,10]	834	838
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[6,9,10]	135	136
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[6,9,10]	59	59
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[6,9,10]	99	99
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[6,9,10]	542	540
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[6,9,10]	131	133
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.647% 3/25/2053[6,7,9]	161	158
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[6,9,10]	191	193
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[6,9,10]	419	424
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[6,9,10]	1,068	1,079
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[6,9,10]	554	513
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[6,9]	96	93
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[6,7,9]	3	3
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.069% 10/17/2041[6,7,9]	140	141
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[6,7,9]	— [4]	— [4]
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[6,7,9]	20	19
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[6,7,9]	19	19
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[6,7,9]	11	11
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[6,9]	342	310
American Funds Insurance Series — Page 83 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[3,9]	USD94	$94
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[6,9]	195	189
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[6,9]	167	166
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[6,9,10]	85	86
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[6,7,9]	103	103
		8,006
Commercial mortgage-backed securities 0.54%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.049% 11/10/2029[6,7,9]	296	296
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[6,7]	122	127
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.217% 4/15/2037[6,7,9]	329	330
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.434% 6/15/2027[6,7,9]	332	334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2034[6,7,9]	105	105
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[6,7,9]	648	643
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.08% 10/15/2036[6,7,9]	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.81% 4/15/2037[6,7,9]	104	104
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.104% 6/15/2038[6,7,9]	152	152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.834% 6/15/2038[6,7,9]	88	87
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.934% 11/15/2038[6,7,9]	86	85
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 8/15/2039[6,7,9]	181	181
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.77% 8/15/2039[6,7,9]	48	48
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[6,7,9]	590	590
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.21% 7/15/2041[6,7,9]	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[6,7,9]	120	119
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[6,7,9]	237	242
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[6,7,9]	574	582
ELM Trust 2024, Series 2024-ELM, Class B15, 5.596% 6/10/2039[6,7,9]	191	194
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039[6,7,9]	213	216
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039[6,7,9]	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039[6,7,9]	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039[6,7,9]	100	101
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039[6,7,9]	100	101
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[6,7,9]	592	598
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[6,7,9]	329	334
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[6,7,9]	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[6,7,9]	243	247
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[6,7,9]	541	551
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.09% 7/25/2054[6,7,9]	112	113
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.96% 3/15/2042[6,7,9]	597	592
		7,746
Total mortgage-backed obligations		87,739
U.S. Treasury bonds & notes 4.83% U.S. Treasury 4.83%
U.S. Treasury 4.625% 6/30/2025	4,793	4,797
U.S. Treasury 4.00% 2/15/2026	2,369	2,367
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,708
U.S. Treasury 1.875% 6/30/2026	3,855	3,757
American Funds Insurance Series — Page 84 of 308

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 10/31/2026	USD995	$952
U.S. Treasury 2.00% 11/15/2026[11]	2,800	2,715
U.S. Treasury 4.625% 11/15/2026	1,200	1,213
U.S. Treasury 4.00% 1/15/2027	6,541	6,549
U.S. Treasury 3.875% 3/31/2027	3,609	3,608
U.S. Treasury 0.50% 4/30/2027	2,375	2,215
U.S. Treasury 2.625% 5/31/2027	80	78
U.S. Treasury 4.00% 2/29/2028	745	747
U.S. Treasury 3.875% 3/15/2028	6,651	6,650
U.S. Treasury 1.25% 3/31/2028	1,350	1,250
U.S. Treasury 3.625% 3/31/2028	4	3
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 4.00% 3/31/2030	10,085	10,105
U.S. Treasury 6.25% 5/15/2030	345	381
U.S. Treasury 4.125% 3/31/2032	7,719	7,740
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.625% 2/15/2035	3,096	3,198
U.S. Treasury 4.50% 8/15/2039	1,045	1,056
U.S. Treasury 4.75% 2/15/2041	1,730	1,784
U.S. Treasury 2.00% 11/15/2041[11]	300	211
U.S. Treasury 4.75% 2/15/2045	604	615
U.S. Treasury 2.375% 5/15/2051[11]	196	129
U.S. Treasury 4.00% 11/15/2052	152	137
U.S. Treasury 4.50% 11/15/2054[11]	3,582	3,529
Total U.S. Treasury bonds & notes		69,547
Corporate bonds, notes & loans 2.56% Financials 0.49%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[3,7,9,12]	278	276
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[10]	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[10]	28	28
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	21	21
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	126
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	50
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[10]	26	24
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[10]	238	241
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	118	119
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[10]	75	76
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[9,10]	400	410
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[9,10]	200	207
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]	20	20
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]	45	47
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	95	97
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	50	51
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[10]	36	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	35	31
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	50	51
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[10]	55	55
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	120	123
American Funds Insurance Series — Page 85 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Corebridge Financial, Inc. 3.85% 4/5/2029	USD180	$174
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[9,10]	200	199
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	300	318
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[10]	150	149
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[10]	5	5
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]	60	62
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[10]	197	200
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]	78	78
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[10]	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[10]	198	200
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[10]	41	42
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	20	17
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	75	78
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[10]	328	329
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[10]	25	26
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]	140	144
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[10]	488	484
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]	35	35
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]	57	57
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[10]	38	39
Navient Corp. 5.00% 3/15/2027	150	147
New York Life Global Funding 3.00% 1/10/2028[9]	150	145
OneMain Finance Corp. 6.625% 5/15/2029	340	341
PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]	35	35
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	50	51
Ryan Specialty, LLC 5.875% 8/1/2032[9]	100	99
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[10]	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[10]	50	50
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]	40	41
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]	70	72
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[10]	85	87
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[9,10]	200	205
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[9,10]	374	361
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	98	100
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	104	112
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[10]	81	81
		7,039
Health care 0.36%
AbbVie, Inc. 5.05% 3/15/2034	175	176
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	236
AbbVie, Inc. 5.50% 3/15/2064	25	25
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	98
American Funds Insurance Series — Page 86 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.25% 3/2/2030	USD124	$127
Amgen, Inc. 4.20% 3/1/2033	133	126
Amgen, Inc. 5.25% 3/2/2033	71	72
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	97
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	266
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	300
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	321
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	98
Centene Corp. 4.625% 12/15/2029	530	508
Centene Corp. 2.625% 8/1/2031	40	34
CVS Health Corp. 5.125% 2/21/2030	50	50
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	99
CVS Health Corp. 6.00% 6/1/2044	50	49
CVS Health Corp. 5.625% 2/21/2053	55	50
CVS Health Corp. 6.05% 6/1/2054	50	49
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	15
Humana, Inc. 3.70% 3/23/2029	12	11
Humana, Inc. 5.375% 4/15/2031	35	35
Medline Borrower, LP 6.25% 4/1/2029[9]	380	385
Merck & Co., Inc. 1.70% 6/10/2027	118	112
Merck & Co., Inc. 3.40% 3/7/2029	110	106
Merck & Co., Inc. 4.50% 5/17/2033	35	34
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 3.875% 5/15/2032[9]	40	35
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	354
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	646
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	64
		5,203
Consumer discretionary 0.27%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
Bath & Body Works, Inc. 6.875% 11/1/2035	150	152
BMW US Capital, LLC 4.15% 4/9/2030[9]	290	281
BMW US Capital, LLC 3.70% 4/1/2032[9]	25	23
Carnival Corp. 6.125% 2/15/2033[9]	175	173
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[9]	150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[9]	150	152
American Funds Insurance Series — Page 87 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[9]	USD150	$128
Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	694
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	295
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	595
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	625
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	206
General Motors Financial Co., Inc. 5.45% 9/6/2034	27	26
Hyundai Capital America 5.275% 6/24/2027[9]	55	56
McDonald’s Corp. 3.60% 7/1/2030	12	11
McDonald’s Corp. 4.60% 9/9/2032	3	3
McDonald’s Corp. 4.95% 3/3/2035	3	3
McDonald’s Corp. 5.15% 9/9/2052	10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
		3,838
Utilities 0.26%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
Consumers Energy Co. 4.625% 5/15/2033	25	25
DTE Energy Co. 3.00% 3/1/2032	42	38
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	127
Edison International 5.45% 6/15/2029	100	99
Edison International 5.25% 3/15/2032	389	372
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[9,10]	200	226
Eversource Energy 5.50% 1/1/2034	25	25
FirstEnergy Corp. 2.65% 3/1/2030	393	354
FirstEnergy Corp. 2.25% 9/1/2030	107	93
Florida Power & Light Co. 5.05% 4/1/2028	70	71
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	25
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	95
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	101
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	281
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	323
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	377
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	135
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	170
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	24
PacifiCorp 5.50% 5/15/2054	95	89
PacifiCorp 5.80% 1/15/2055	25	24
Southern California Edison Co. 5.20% 6/1/2034	40	39
Southern California Edison Co. 3.60% 2/1/2045	206	147
Southern California Edison Co. 5.90% 3/1/2055	30	29
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
Xcel Energy, Inc. 4.75% 3/21/2028	250	251
		3,729
Energy 0.22%
APA Corp. 4.25% 1/15/2030[9]	385	366
Baytex Energy Corp. 7.375% 3/15/2032[9]	600	578
Cenovus Energy, Inc. 5.40% 6/15/2047	44	39
American Funds Insurance Series — Page 88 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[9]	USD9	$9
Crescent Energy Finance, LLC 7.375% 1/15/2033[9]	270	261
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	23
Energy Transfer, LP 6.40% 12/1/2030	34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
Equinor ASA 2.375% 5/22/2030	365	329
Hess Midstream Operations, LP 5.875% 3/1/2028[9]	35	35
Hilcorp Energy I, LP 6.875% 5/15/2034[9]	400	377
NFE Financing, LLC 12.00% 11/15/2029[9]	148	125
Petroleos Mexicanos 6.50% 1/23/2029	20	19
Petroleos Mexicanos 8.75% 6/2/2029	177	177
Saudi Arabian Oil Co. 5.75% 7/17/2054[9]	200	189
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[9]	595	541
		3,170
Communication services 0.20%
América Móvil, SAB de CV, 8.46% 12/18/2036	MXN1,300	56
AT&T, Inc. 3.50% 6/1/2041	USD75	58
CCO Holdings, LLC 4.75% 2/1/2032[9]	25	22
CCO Holdings, LLC 4.25% 1/15/2034[9]	655	539
Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 5.40% 8/15/2054	29	29
Meta Platforms, Inc. 5.55% 8/15/2064	40	39
Netflix, Inc. 4.90% 8/15/2034	16	16
Netflix, Inc. 5.40% 8/15/2054	6	6
SBA Tower Trust 1.631% 11/15/2026[9]	253	240
Sirius XM Radio, LLC 4.00% 7/15/2028[9]	780	729
T-Mobile USA, Inc. 3.875% 4/15/2030	625	599
T-Mobile USA, Inc. 2.55% 2/15/2031	203	179
T-Mobile USA, Inc. 6.00% 6/15/2054	69	71
Verizon Communications, Inc. 1.75% 1/20/2031	142	120
		2,838
Industrials 0.18%
BAE Systems PLC 5.30% 3/26/2034[9]	200	203
Boeing Co. (The) 2.75% 2/1/2026	91	89
Boeing Co. (The) 6.259% 5/1/2027	376	387
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	165
Boeing Co. (The) 6.388% 5/1/2031	92	98
Boeing Co. (The) 6.528% 5/1/2034	921	987
Boeing Co. (The) 5.805% 5/1/2050	136	130
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	18
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	52
Carrier Global Corp. 3.577% 4/5/2050	3	2
CSX Corp. 4.75% 11/15/2048	50	45
CSX Corp. 4.50% 11/15/2052	35	30
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
Moog, Inc. 4.25% 12/9/2027[9]	55	53
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Norfolk Southern Corp. 5.35% 8/1/2054	USD51	$49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	37
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	15
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	60
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	25
		2,601
Real estate 0.17%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	5
Boston Properties, LP 6.50% 1/15/2034	38	40
Boston Properties, LP 5.75% 1/15/2035	95	94
Crown Castle, Inc. 5.00% 1/11/2028	54	54
Equinix, Inc. 1.55% 3/15/2028	25	23
Equinix, Inc. 3.20% 11/18/2029	144	135
Iron Mountain, Inc. 4.50% 2/15/2031[9]	530	486
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	485
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[9]	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	430
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 8.375% 6/15/2029	680	680
		2,503
Consumer staples 0.16%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.625% 2/6/2035	48	48
BAT Capital Corp. 4.70% 4/2/2027	105	105
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	415
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	34
BAT Capital Corp. 4.54% 8/15/2047	55	44
BAT Capital Corp. 4.758% 9/6/2049	121	99
BAT Capital Corp. 7.081% 8/2/2053	69	76
BAT International Finance PLC 4.448% 3/16/2028	150	149
Campbell’s Co. (The) 5.40% 3/21/2034	22	22
Constellation Brands, Inc. 5.00% 2/2/2026	50	50
H.J. Heinz Co. 4.875% 10/1/2049	235	204
Mars, Inc. 4.80% 3/1/2030[9]	25	25
Mars, Inc. 5.20% 3/1/2035[9]	165	166
Mars, Inc. 5.65% 5/1/2045[9]	71	71
Mars, Inc. 5.70% 5/1/2055[9]	145	145
Mars, Inc. 5.80% 5/1/2065[9]	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	124
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	57
Philip Morris International, Inc. 5.50% 9/7/2030	70	73
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.75% 11/17/2032	USD16	$17
Philip Morris International, Inc. 5.375% 2/15/2033	55	56
Philip Morris International, Inc. 5.625% 9/7/2033	30	31
Philip Morris International, Inc. 4.90% 11/1/2034	90	88
		2,255
Information technology 0.13%
Broadcom, Inc. 5.05% 7/12/2027	40	40
Broadcom, Inc. 4.00% 4/15/2029[9]	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	106
Broadcom, Inc. 4.15% 4/15/2032[9]	11	10
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035[9]	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	11
Diebold Nixdorf, Inc. 7.75% 3/31/2030[9]	250	260
Oracle Corp. 5.50% 8/3/2035	18	18
ServiceNow, Inc. 1.40% 9/1/2030	54	46
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	40
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	784
Synopsys, Inc. 5.70% 4/1/2055	380	378
		1,873
Materials 0.12%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
Celanese US Holdings, LLC 6.60% 11/15/2028	36	37
Celanese US Holdings, LLC 6.80% 11/15/2030	27	28
Celanese US Holdings, LLC 6.629% 7/15/2032	10	10
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[10]	23	24
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030[9]	16	16
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[9]	125	122
Consolidated Energy Finance SA 5.625% 10/15/2028[9]	750	646
Dow Chemical Co. (The) 5.15% 2/15/2034	34	34
Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
Dow Chemical Co. (The) 3.60% 11/15/2050	75	51
Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
Dow Chemical Co. (The) 5.60% 2/15/2054	53	49
First Quantum Minerals, Ltd. 6.875% 10/15/2027[9]	249	249
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[9]	4	3
LYB International Finance III, LLC 3.625% 4/1/2051	102	68
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
NOVA Chemicals Corp. 8.50% 11/15/2028[9]	USD10	$11
NOVA Chemicals Corp. 4.25% 5/15/2029[9]	325	311
		1,788
Total corporate bonds, notes & loans		36,837
Asset-backed obligations 1.10%
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[6,9]	215	217
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[6,9]	83	82
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[6,9]	100	100
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[6,9]	382	384
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[6,9]	400	399
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[6,9]	197	194
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[6,9]	100	98
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,9]	339	352
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[6,9]	375	378
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[6,9]	93	93
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[6,9]	711	717
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[6,9]	351	346
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[6,9]	87	80
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[6,9]	90	89
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[6,9]	90	80
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[6,9]	316	302
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[6,9]	489	491
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[6,9]	333	334
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[6,9]	497	502
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[6]	215	215
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[6,9]	419	421
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[6,9]	206	206
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[6,9]	429	432
EquipmentShare.com, Inc., Series 2024-2M, Class B, 6.43% 12/20/2032[6,9]	157	158
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[6,9]	130	129
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[6,9]	176	178
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[6,9]	181	186
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[6,9]	188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[6,9]	357	336
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[6,9]	66	61
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[6,9]	88	86
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,9]	331	312
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[6,9]	92	93
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[6,9]	100	100
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[6,9]	285	290
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[6,9]	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	22	22
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[6,9]	268	256
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[6,9]	100	95
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[6,9]	100	95
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[6,9]	187	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[6,9]	369	365
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	20	20
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	28	28
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[6,9]	190	191
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[6,9]	28	26
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[6,9]	USD50	$45
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[6,9]	119	111
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[6,9]	238	222
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.174% 4/20/2062[6,7,9]	123	123
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[6,9]	935	873
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[6,9]	520	522
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[6,9]	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[6,9]	127	126
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[6,9]	48	47
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[6,9]	174	174
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[6,9]	255	258
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[6,9]	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[6,9]	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[6,9]	206	203
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[6,9]	121	121
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[6,9]	258	259
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[6]	177	178
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[6,9]	88	88
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[6,9]	5	5
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[6,9]	45	40
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[6,9]	87	84
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[6,7,9]	335	325
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[6,9]	293	294
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[6,9]	92	94
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[6,9]	63	63
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[6,9]	827	830
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[6,9]	215	216
		15,835
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031	190	167
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	194
United Mexican States 3.25% 4/16/2030	200	181
United Mexican States 7.375% 5/13/2055	245	251
		793
Municipals 0.02% Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212	211
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	140
Total municipals		351
Total bonds, notes & other debt instruments (cost: $212,942,000)		211,102
Investment funds 2.20%
Capital Group Central Corporate Bond Fund[13]	3,773,093	31,656
Total investment funds (cost: $34,826,000)		31,656
American Funds Insurance Series — Page 93 of 308

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Short-term securities 5.23% Money market investments 4.49%	Shares	Value (000)
Capital Group Central Cash Fund 4.33%[13,14]	645,943	$64,594
Money market investments purchased with collateral from securities on loan 0.74%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[14,15]	8,115,424	8,116
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.26%[14,15]	2,622,202	2,622
		10,738
Total short-term securities (cost: $75,322,000)		75,332
Total investment securities 101.96% (cost: $1,168,368,000)		1,467,513
Other assets less liabilities (1.96)%		(28,250)
Net assets 100.00%		$1,439,263
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	57	5/1/2025	USD22,723	$(6)
3 Month SOFR Futures	Long	73	9/17/2025	17,505	98
2 Year U.S. Treasury Note Futures	Long	271	7/3/2025	56,144	284
5 Year U.S. Treasury Note Futures	Long	418	7/3/2025	45,209	455
10 Year U.S. Treasury Note Futures	Long	151	6/30/2025	16,794	176
10 Year Ultra U.S. Treasury Note Futures	Short	5	6/30/2025	(571)	(2)
20 Year U.S. Treasury Note Futures	Long	24	6/30/2025	2,815	12
30 Year Ultra U.S. Treasury Bond Futures	Long	62	6/30/2025	7,580	83
					$1,100
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$231	$—	$231
SOFR	Annual	2.91%	Annual	9/18/2050	592	93	—	93
						$324	$—	$324
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 3/31/2025[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD5,015	$90	$99	$(9)
American Funds Insurance Series — Page 94 of 308

unaudited
Investments in affiliates13

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.20%
Capital Group Central Corporate Bond Fund	$30,920	$362	$—	$—	$374	$31,656	$363
Short-term securities 4.49%
Money market investments 4.49%
Capital Group Central Cash Fund 4.33%[14]	60,575	72,752	68,722	1	(12)	64,594	677
Total 6.69%				$1	$362	$96,250	$1,040

[1]	All or a portion of this security was on loan. The total value of all such securities was $11,351,000, which represented 0.79% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $8,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,180,000, which represented 2.86% of the net assets of the fund.

[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,104,000, which represented 0.15% of the net assets of the fund.
[12]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $276,000, which represented 0.02% of the net assets of the fund.

[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 3/31/2025.
[15]	Security purchased with cash collateral from securities on loan.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series — Page 95 of 308

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Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
DAC = Designated Activity Company
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds

ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 96 of 308

Asset Allocation Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 64.16% Information technology 13.93%	Shares	Value (000)
Broadcom, Inc.	5,654,852	$946,792
Microsoft Corp.	2,083,449	782,106
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,953,550	490,289
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	21,550
Apple, Inc.	1,776,372	394,586
NVIDIA Corp.	2,594,429	281,184
Intel Corp.	6,174,947	140,233
ASML Holding NV (ADR)	150,009	99,400
Oracle Corp.	584,151	81,670
International Business Machines Corp.	275,000	68,382
Micron Technology, Inc.	676,009	58,738
MicroStrategy, Inc., Class A1	200,000	57,654
Adobe, Inc.[1]	149,352	57,281
Applied Materials, Inc.	344,966	50,061
Synopsys, Inc.[1]	90,490	38,807
Motorola Solutions, Inc.	63,787	27,927
Salesforce, Inc.	102,608	27,536
Diebold Nixdorf, Inc.[1]	532,940	23,300
		3,647,496
Financials 12.17%
Arthur J. Gallagher & Co.	1,010,070	348,717
Apollo Asset Management, Inc.	2,513,118	344,146
Aon PLC, Class A	752,130	300,168
Mastercard, Inc., Class A	360,948	197,843
Visa, Inc., Class A	525,963	184,329
Blue Owl Capital, Inc., Class A	8,399,477	168,326
Synchrony Financial	3,050,000	161,467
Discover Financial Services	872,903	149,005
Ares Management Corp., Class A	1,004,749	147,306
Fiserv, Inc.[1]	543,043	119,920
Blackstone, Inc.	847,355	118,443
Bank of America Corp.	2,784,601	116,201
Brown & Brown, Inc.	876,268	109,008
Wells Fargo & Co.	1,413,342	101,464
BlackRock, Inc.	88,049	83,337
Chubb, Ltd.	273,887	82,711
JPMorgan Chase & Co.	318,591	78,150
American Express Co.	280,560	75,485
Nasdaq, Inc.	962,300	73,000
Progressive Corp.	243,714	68,973
Citigroup, Inc.	900,000	63,891
KKR & Co., Inc.	273,886	31,664
Brookfield Corp., Class A	486,973	25,522
Intercontinental Exchange, Inc.	110,132	18,998
Goldman Sachs Group, Inc.	30,100	16,443
American Funds Insurance Series — Page 97 of 308

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
PNC Financial Services Group, Inc.	8,528	$1,499
Sberbank of Russia PJSC[2]	8,880,000	— [3]
		3,186,016
Health care 8.91%
Vertex Pharmaceuticals, Inc.[1]	992,755	481,307
Eli Lilly and Co.	440,139	363,515
Gilead Sciences, Inc.	3,137,938	351,606
UnitedHealth Group, Inc.	546,933	286,456
Amgen, Inc.	573,751	178,752
AbbVie, Inc.	682,000	142,893
CVS Health Corp.	1,451,353	98,329
Thermo Fisher Scientific, Inc.	184,408	91,761
Abbott Laboratories	487,227	64,631
Alnylam Pharmaceuticals, Inc.[1]	205,917	55,602
Cooper Companies, Inc.[1]	543,533	45,847
Centene Corp.[1]	675,000	40,979
Illumina, Inc.[1]	479,758	38,064
Boston Scientific Corp.[1]	198,062	19,981
Danaher Corp.	95,660	19,610
Exact Sciences Corp.[1]	388,980	16,839
Rotech Healthcare, Inc.[1,2,4]	184,138	16,254
Molina Healthcare, Inc.[1]	36,950	12,171
Novo Nordisk AS, Class B	70,320	4,874
Endo, Inc.[1]	140,115	3,363
Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [3]
		2,332,834
Consumer discretionary 6.48%
Booking Holdings, Inc.	68,188	314,136
Amazon.com, Inc.[1]	1,331,622	253,354
Starbucks Corp.	1,827,909	179,300
Royal Caribbean Cruises, Ltd.	823,815	169,244
Home Depot, Inc.	443,572	162,565
NIKE, Inc., Class B	1,485,288	94,286
Darden Restaurants, Inc.	448,084	93,094
Compagnie Financière Richemont SA, Class A	391,173	68,309
D.R. Horton, Inc.	525,000	66,743
Moncler SpA	1,027,667	63,502
Texas Roadhouse, Inc.	325,829	54,293
Carnival Corp.[1]	2,758,206	53,868
Restaurant Brands International, Inc.	498,700	33,233
Hilton Worldwide Holdings, Inc.	139,547	31,754
Flutter Entertainment PLC[1]	104,069	23,056
YUM! Brands, Inc.	91,381	14,380
lululemon athletica, Inc.[1]	44,474	12,589
AutoZone, Inc.[1]	2,534	9,662
Aimbridge Acquisition Co., Inc.[1,2]	10,722	763
Party City Holdco, Inc.[1,2]	68,158	— [3]
Party City Holdco, Inc.[1,2,5]	681	— [3]
		1,698,131
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Common stocks (continued) Industrials 5.97%	Shares	Value (000)
Boeing Co. (The)[1]	1,355,000	$231,095
L3Harris Technologies, Inc.	870,418	182,187
Deere & Co.	361,903	169,859
Caterpillar, Inc.	300,000	98,940
TransDigm Group, Inc.	70,121	96,998
Ingersoll-Rand, Inc.	1,127,311	90,219
Safran SA	312,100	82,334
RTX Corp.	620,335	82,169
Honeywell International, Inc.	328,660	69,594
Parker-Hannifin Corp.	110,438	67,130
Republic Services, Inc.	222,985	53,998
United Rentals, Inc.	84,415	52,903
Copart, Inc.[1]	835,833	47,300
Airbus SE, non-registered shares	240,499	42,405
Quanta Services, Inc.	152,260	38,701
Union Pacific Corp.	158,202	37,374
Northrop Grumman Corp.	68,144	34,890
Trane Technologies PLC	74,824	25,210
Carrier Global Corp.	382,605	24,257
General Electric Co.	118,170	23,652
GE Vernova, Inc.	44,366	13,544
		1,564,759
Materials 5.28%
Franco-Nevada Corp.	1,940,605	305,213
Wheaton Precious Metals Corp.	3,349,100	259,991
Royal Gold, Inc.	1,405,000	229,732
ATI, Inc.[1]	3,762,816	195,779
Lundin Mining Corp.	16,017,925	129,786
First Quantum Minerals, Ltd.[1]	5,805,000	78,056
Linde PLC	145,263	67,640
Freeport-McMoRan, Inc.	1,431,593	54,200
Corteva, Inc.	385,000	24,228
Air Products and Chemicals, Inc.	45,664	13,467
Albemarle Corp.	179,322	12,915
Avery Dennison Corp.	65,336	11,628
Venator Materials PLC[1,2]	4,096	505
		1,383,140
Consumer staples 4.41%
Philip Morris International, Inc.	4,372,724	694,082
Constellation Brands, Inc., Class A	640,606	117,564
Altria Group, Inc.	1,549,000	92,971
Costco Wholesale Corp.	69,889	66,100
Nestlé SA	617,055	62,401
Keurig Dr Pepper, Inc.	1,157,659	39,615
US Foods Holding Corp.[1]	433,257	28,361
Estée Lauder Companies, Inc. (The), Class A	378,490	24,980
Bunge Global SA	197,085	15,061
Procter & Gamble Co.	75,358	12,843
		1,153,978
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Common stocks (continued) Communication services 4.34%	Shares	Value (000)
Meta Platforms, Inc., Class A	716,933	$413,211
Alphabet, Inc., Class C	2,078,347	324,700
Alphabet, Inc., Class A	452,791	70,020
Comcast Corp., Class A	6,628,753	244,601
Charter Communications, Inc., Class A1	179,040	65,982
Take-Two Interactive Software, Inc.[1]	84,429	17,498
		1,136,012
Energy 1.54%
Canadian Natural Resources, Ltd. (CAD denominated)	4,093,501	125,958
ConocoPhillips	824,000	86,537
Shell PLC (GBP denominated)	1,914,457	69,677
EOG Resources, Inc.	254,319	32,614
Halliburton Co.	960,000	24,355
Cenovus Energy, Inc. (CAD denominated)	1,655,494	23,008
Noble Corp. PLC, Class A	771,174	18,277
Schlumberger NV	286,500	11,976
Exxon Mobil Corp.	66,470	7,905
New Fortress Energy, Inc., Class A1,6	150,315	1,249
Constellation Oil Services Holding SA (NDR)[1]	1,564,961	754
Altera Infrastructure, LP2	16,129	712
Expand Energy Corp.	277	31
Bighorn Permian Resources, LLC[2]	4,392	— [3]
		403,053
Real estate 0.68%
VICI Properties, Inc. REIT	2,308,795	75,313
Crown Castle, Inc. REIT	403,929	42,101
American Tower Corp. REIT	136,942	29,799
Simon Property Group, Inc. REIT	119,922	19,917
Alexandria Real Estate Equities, Inc. REIT	121,544	11,244
		178,374
Utilities 0.45%
DTE Energy Co.	757,683	104,765
FirstEnergy Corp.	323,684	13,083
		117,848
Total common stocks (cost: $10,772,812,000)		16,801,641
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	650
Total preferred securities (cost: $466,000)		650
Rights & warrants 0.00% Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026[1]	524	50
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [3]
Total rights & warrants (cost: $312,000)		50
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Convertible stocks 0.06% Industrials 0.06%	Shares	Value (000)
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	$15,684
Health care 0.00%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,4]	4,955,500	50
Total convertible stocks (cost: $64,195,000)		15,734
Bonds, notes & other debt instruments 27.71% Mortgage-backed obligations 10.85% Federal agency mortgage-backed obligations 9.68%	Principal amount (000)
Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	USD— [3]	— [3]
Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	— [3]	— [3]
Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	— [3]	— [3]
Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	35	35
Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	— [3]	— [3]
Fannie Mae Pool #890329 4.00% 4/1/2026[7]	4	4
Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	— [3]	— [3]
Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	7	7
Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	13	13
Fannie Mae Pool #254767 5.50% 6/1/2033[7]	139	142
Fannie Mae Pool #555956 5.50% 12/1/2033[7]	89	91
Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	246	244
Fannie Mae Pool #FM2499 2.50% 2/1/2035[7]	254	237
Fannie Mae Pool #929185 5.50% 1/1/2036[7]	261	267
Fannie Mae Pool #893641 6.00% 9/1/2036[7]	515	537
Fannie Mae Pool #893688 6.00% 10/1/2036[7]	131	137
Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	4,642	4,351
Fannie Mae Pool #907239 6.00% 12/1/2036[7]	11	12
Fannie Mae Pool #928031 6.00% 1/1/2037[7]	46	48
Fannie Mae Pool #888292 6.00% 3/1/2037[7]	385	402
Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	73	74
Fannie Mae Pool #190379 5.50% 5/1/2037[7]	40	41
Fannie Mae Pool #924952 6.00% 8/1/2037[7]	613	640
Fannie Mae Pool #888637 6.00% 9/1/2037[7]	7	8
Fannie Mae Pool #995674 6.00% 5/1/2038[7]	233	244
Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]	747	782
Fannie Mae Pool #995224 6.00% 9/1/2038[7]	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]	236	247
Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]	161	168
Fannie Mae Pool #889983 6.00% 10/1/2038[7]	13	14
Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]	516	538
Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]	71	73
Fannie Mae Pool #995391 6.00% 11/1/2038[7]	11	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]	— [3]	— [3]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]	48	50
Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]	141	147
Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]	173	179
Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]	342	356
Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]	6,305	5,387
Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]	18,968	15,643
Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]	2,518	2,348
Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]	1,631	1,566
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]	USD894	$859
Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]	840	806
Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]	4,353	4,059
Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	7,142	6,601
Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]	1,031	956
Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	2,233	2,062
Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]	81	76
Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]	301	270
Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]	1,243	1,175
Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]	1,235	1,131
Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]	1,839	1,682
Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]	387	347
Fannie Mae Pool #256975 7.00% 10/1/2047[7]	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]	1,281	1,170
Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	2,151	2,034
Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]	9	8
Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]	9	9
Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]	13,727	12,544
Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	1,840	1,702
Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]	1,416	1,251
Fannie Mae Pool #BN7443 2.50% 3/1/2050[7]	31	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]	4,683	3,960
Fannie Mae Pool #BP5576 2.50% 6/1/2050[7]	407	340
Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]	10,403	8,803
Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	318	279
Fannie Mae Pool #BQ7589 2.00% 11/1/2050[7]	2,348	1,870
Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]	8,552	7,223
Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]	1,330	1,127
Fannie Mae Pool #CA7743 2.50% 11/1/2050[7]	727	606
Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	11,912	10,617
Fannie Mae Pool #BQ7646 2.00% 12/1/2050[7]	1,972	1,571
Fannie Mae Pool #BQ8497 2.00% 12/1/2050[7]	1,689	1,345
Fannie Mae Pool #FS9792 4.50% 12/1/2050[7]	1,058	1,031
Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]	5,852	4,696
Fannie Mae Pool #FS5929 2.50% 1/1/2051[7]	792	660
Fannie Mae Pool #FM5944 2.50% 1/1/2051[7]	81	68
Fannie Mae Pool #FS3550 2.50% 1/1/2051[7]	31	26
Fannie Mae Pool #FM5963 2.00% 2/1/2051[7]	1,850	1,473
Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]	3,255	2,758
Fannie Mae Pool #CA8962 2.50% 2/1/2051[7]	66	55
Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]	4,215	3,354
Fannie Mae Pool #FS1086 2.00% 4/1/2051[7]	1,785	1,420
Fannie Mae Pool #CA9494 2.50% 4/1/2051[7]	98	83
Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	4,646	4,054
Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	573	502
Fannie Mae Pool #BR0999 2.50% 5/1/2051[7]	838	698
Fannie Mae Pool #FM7222 2.50% 5/1/2051[7]	788	656
Fannie Mae Pool #CB0910 2.50% 6/1/2051[7]	35,603	29,647
Fannie Mae Pool #FM7740 2.50% 6/1/2051[7]	9,370	7,802
Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	426	373
Fannie Mae Pool #MA4378 2.00% 7/1/2051[7]	157	126
Fannie Mae Pool #FM9530 2.50% 7/1/2051[7]	2,094	1,744
Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]	4,033	3,559
Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]	73	64
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS1630 2.50% 9/1/2051[7]	USD1,356	$1,129
Fannie Mae Pool #BT7263 2.50% 9/1/2051[7]	668	558
Fannie Mae Pool #FS5125 2.50% 10/1/2051[7]	858	715
Fannie Mae Pool #FS3298 2.50% 10/1/2051[7]	546	454
Fannie Mae Pool #BU2530 2.50% 10/1/2051[7]	138	115
Fannie Mae Pool #FM9335 2.50% 10/1/2051[7]	93	78
Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]	8,600	6,869
Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]	8,159	7,135
Fannie Mae Pool #MA4492 2.00% 12/1/2051[7]	2,477	1,977
Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]	14,639	12,333
Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]	6,831	5,753
Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]	166	140
Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]	81	68
Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]	78	66
Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]	78	66
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[7]	2,994	2,390
Fannie Mae Pool #MA4512 2.50% 1/1/2052[7]	126	105
Fannie Mae Pool #FS3549 2.50% 1/1/2052[7]	66	55
Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]	10,379	9,080
Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]	7,594	6,050
Fannie Mae Pool #MA4547 2.00% 2/1/2052[7]	5,197	4,139
Fannie Mae Pool #BT1968 2.00% 2/1/2052[7]	1,974	1,573
Fannie Mae Pool #BV3083 2.00% 2/1/2052[7]	1,004	800
Fannie Mae Pool #FS2660 2.50% 2/1/2052[7]	2,168	1,805
Fannie Mae Pool #FS1080 2.50% 2/1/2052[7]	1,962	1,638
Fannie Mae Pool #BV3674 2.50% 2/1/2052[7]	733	614
Fannie Mae Pool #FS1885 2.50% 2/1/2052[7]	642	536
Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	55,225	48,641
Fannie Mae Pool #BV3101 2.00% 3/1/2052[7]	3,029	2,410
Fannie Mae Pool #FS1742 2.00% 3/1/2052[7]	2,504	1,999
Fannie Mae Pool #MA4562 2.00% 3/1/2052[7]	1,854	1,477
Fannie Mae Pool #BV4169 2.00% 3/1/2052[7]	1,349	1,073
Fannie Mae Pool #BV4172 2.00% 3/1/2052[7]	1,313	1,045
Fannie Mae Pool #BV4173 2.50% 3/1/2052[7]	823	689
Fannie Mae Pool #CB3063 2.50% 3/1/2052[7]	744	623
Fannie Mae Pool #CB3031 2.50% 3/1/2052[7]	657	551
Fannie Mae Pool #BV4119 2.50% 3/1/2052[7]	166	138
Fannie Mae Pool #CB3744 2.50% 3/1/2052[7]	25	20
Fannie Mae Pool #MA4577 2.00% 4/1/2052[7]	6,026	4,800
Fannie Mae Pool #FS1598 2.00% 4/1/2052[7]	3,075	2,451
Fannie Mae Pool #BV4182 2.50% 4/1/2052[7]	938	785
Fannie Mae Pool #FS1749 2.50% 4/1/2052[7]	893	747
Fannie Mae Pool #BV5332 2.50% 4/1/2052[7]	891	746
Fannie Mae Pool #BU9507 2.50% 4/1/2052[7]	165	138
Fannie Mae Pool #BV5370 2.50% 4/1/2052[7]	141	118
Fannie Mae Pool #FS9189 2.00% 5/1/2052[7]	10,622	8,486
Fannie Mae Pool #BV9644 2.50% 5/1/2052[7]	952	797
Fannie Mae Pool #MA4598 2.50% 5/1/2052[7]	885	737
Fannie Mae Pool #BW2204 2.50% 5/1/2052[7]	154	129
Fannie Mae Pool #BW0462 2.50% 5/1/2052[7]	154	128
Fannie Mae Pool #BV8592 2.50% 5/1/2052[7]	123	103
Fannie Mae Pool #FS7329 2.00% 6/1/2052[7]	2,457	1,959
Fannie Mae Pool #MA4623 2.50% 6/1/2052[7]	798	664
Fannie Mae Pool #MA4626 4.00% 6/1/2052[7]	5,979	5,583
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]	USD5,126	$4,913
Fannie Mae Pool #FS6986 2.00% 7/1/2052[7]	5,110	4,072
Fannie Mae Pool #FS7879 2.50% 7/1/2052[7]	30,781	25,686
Fannie Mae Pool #CB4123 4.00% 7/1/2052[7]	23	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052[7]	157	132
Fannie Mae Pool #BV8015 2.50% 8/1/2052[7]	94	79
Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]	645	618
Fannie Mae Pool #CB4620 5.00% 9/1/2052[7]	1,027	1,015
Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]	16,798	13,367
Fannie Mae Pool #BX2841 4.00% 10/1/2052[7]	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	10,885	10,435
Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	843	810
Fannie Mae Pool #MA4785 5.00% 10/1/2052[7]	465	457
Fannie Mae Pool #BX0463 4.00% 11/1/2052[7]	991	925
Fannie Mae Pool #BW1299 4.00% 11/1/2052[7]	942	879
Fannie Mae Pool #MA4805 4.50% 11/1/2052[7]	10,127	9,708
Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]	3,053	2,927
Fannie Mae Pool #CB5764 2.50% 12/1/2052[7]	893	746
Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	2,439	2,443
Fannie Mae Pool #BW5062 4.00% 1/1/2053[7]	22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053[7]	2,772	2,654
Fannie Mae Pool #BX3263 4.00% 2/1/2053[7]	598	558
Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	1,012	1,013
Fannie Mae Pool #BW5000 4.00% 3/1/2053[7]	909	849
Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	2,579	2,594
Fannie Mae Pool #BX9358 4.00% 4/1/2053[7]	328	306
Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	2,454	2,412
Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]	7,135	6,660
Fannie Mae Pool #MA5009 5.00% 5/1/2053[7]	12,263	12,049
Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	781	768
Fannie Mae Pool #FS4840 5.50% 5/1/2053[7]	988	987
Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	176	176
Fannie Mae Pool #FS4736 6.50% 5/1/2053[7]	256	266
Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	26,259	25,801
Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	632	633
Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	1,342	1,397
Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	465	481
Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	353	366
Fannie Mae Pool #FS7823 2.00% 7/1/2053[7]	12,784	10,202
Fannie Mae Pool #FS9167 2.50% 7/1/2053[7]	854	713
Fannie Mae Pool #FS6632 2.50% 7/1/2053[7]	802	670
Fannie Mae Pool #MA5089 4.00% 7/1/2053[7]	9,641	9,001
Fannie Mae Pool #MA5070 4.50% 7/1/2053[7]	15,784	15,116
Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	2,374	2,375
Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]	103	103
Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]	5,657	5,670
Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	20,844	21,182
Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	1,827	1,827
Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	5,108	5,199
Fannie Mae Pool #MA5207 4.00% 11/1/2053[7]	15,627	14,588
Fannie Mae Pool #BY1418 4.00% 11/1/2053[7]	14,914	13,923
Fannie Mae Pool #FS6838 5.50% 11/1/2053[7]	4,209	4,210
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	7,659	7,784
Fannie Mae Pool #BY1448 4.00% 12/1/2053[7]	11,523	10,757
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]	USD279	$279
Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	8,058	8,346
Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	2,344	2,437
Fannie Mae Pool #BY1343 4.00% 2/1/2054[7]	12,461	11,632
Fannie Mae Pool #FS7990 4.00% 2/1/2054[7]	1,980	1,848
Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]	653	652
Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	555	554
Fannie Mae Pool #CB7932 6.00% 2/1/2054[7]	3,436	3,507
Fannie Mae Pool #CB7933 6.50% 2/1/2054[7]	2,427	2,513
Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	11,676	11,668
Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	4,941	4,947
Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	943	959
Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]	918	939
Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	9	10
Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]	7,539	7,549
Fannie Mae Pool #MA5388 5.50% 6/1/2054[7]	1,152	1,151
Fannie Mae Pool #DB6878 6.00% 6/1/2054[7]	2,376	2,415
Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	1,168	1,197
Fannie Mae Pool #CB8755 6.00% 6/1/2054[7]	1,013	1,033
Fannie Mae Pool #FS8223 6.00% 6/1/2054[7]	904	922
Fannie Mae Pool #FS8219 6.00% 6/1/2054[7]	821	841
Fannie Mae Pool #CB8725 6.50% 6/1/2054[7]	1,069	1,111
Fannie Mae Pool #DB5480 6.50% 6/1/2054[7]	64	66
Fannie Mae Pool #DB5213 5.50% 7/1/2054[7]	6,142	6,138
Fannie Mae Pool #CB8842 5.50% 7/1/2054[7]	2,467	2,468
Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	1,511	1,512
Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]	10,001	10,164
Fannie Mae Pool #DB6901 6.00% 7/1/2054[7]	1,477	1,502
Fannie Mae Pool #DB7039 6.00% 7/1/2054[7]	705	719
Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	520	530
Fannie Mae Pool #FS8619 6.50% 7/1/2054[7]	4,938	5,148
Fannie Mae Pool #FS8607 6.50% 7/1/2054[7]	3,614	3,766
Fannie Mae Pool #CB8872 6.50% 7/1/2054[7]	1,639	1,704
Fannie Mae Pool #CB8876 6.50% 7/1/2054[7]	480	498
Fannie Mae Pool #FS8317 6.50% 7/1/2054[7]	271	283
Fannie Mae Pool #CB8977 5.00% 8/1/2054[7]	460	452
Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]	1,416	1,418
Fannie Mae Pool #MA5445 6.00% 8/1/2054[7]	10,566	10,738
Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	2,919	2,989
Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]	1,736	1,771
Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	1,471	1,501
Fannie Mae Pool #FS8795 6.00% 8/1/2054[7]	1,197	1,218
Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	1,191	1,217
Fannie Mae Pool #BU4968 6.00% 8/1/2054[7]	1,003	1,019
Fannie Mae Pool #DB7687 6.00% 8/1/2054[7]	377	387
Fannie Mae Pool #DB7690 6.00% 8/1/2054[7]	280	286
Fannie Mae Pool #DC0296 6.00% 8/1/2054[7]	276	282
Fannie Mae Pool #CB9071 6.50% 8/1/2054[7]	1,982	2,062
Fannie Mae Pool #FS8783 6.50% 8/1/2054[7]	1,371	1,428
Fannie Mae Pool #CB9210 5.50% 9/1/2054[7]	3,941	3,945
Fannie Mae Pool #FS9025 5.50% 9/1/2054[7]	2,451	2,462
Fannie Mae Pool #CB9146 5.50% 9/1/2054[7]	2,344	2,356
Fannie Mae Pool #BU4946 5.50% 9/1/2054[7]	1,184	1,183
Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]	3,079	3,149
American Funds Insurance Series — Page 105 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5471 6.00% 9/1/2054[7]	USD3,068	$3,117
Fannie Mae Pool #DC5642 4.00% 11/1/2054[7]	1,888	1,762
Fannie Mae Pool #MA5530 5.00% 11/1/2054[7]	195	191
Fannie Mae Pool #BU5165 5.50% 11/1/2054[7]	1,911	1,911
Fannie Mae Pool #DC5697 6.50% 11/1/2054[7]	1,811	1,869
Fannie Mae Pool #BU5361 5.00% 12/1/2054[7]	1,119	1,099
Fannie Mae Pool #CB9616 5.50% 12/1/2054[7]	1,463	1,463
Fannie Mae Pool #DC7823 6.00% 12/1/2054[7]	356	361
Fannie Mae Pool #CB9736 4.50% 1/1/2055[7]	13,841	13,245
Fannie Mae Pool #CB9737 5.00% 1/1/2055[7]	1,978	1,943
Fannie Mae Pool #MA5615 6.00% 2/1/2055[7]	4,095	4,161
Fannie Mae Pool #MA5647 6.00% 3/1/2055[7]	1,309	1,330
Fannie Mae Pool #BF0133 4.00% 8/1/2056[7]	5,500	5,143
Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]	9,669	9,347
Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	3,413	2,946
Fannie Mae Pool #BF0546 2.50% 7/1/2061[7]	9,447	7,652
Fannie Mae Pool #BF0762 3.00% 9/1/2063[7]	774	660
Fannie Mae Pool #BF0784 3.50% 12/1/2063[7]	3,299	2,927
Fannie Mae Pool #BF0786 4.00% 12/1/2063[7]	3,744	3,467
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	20	21
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]	56	57
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]	28	24
Freddie Mac Pool #C91912 3.00% 2/1/2037[7]	8,350	7,845
Freddie Mac Pool #G03978 5.00% 3/1/2038[7]	338	341
Freddie Mac Pool #G04553 6.50% 9/1/2038[7]	38	40
Freddie Mac Pool #G08347 4.50% 6/1/2039[7]	51	50
Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	20,857	18,241
Freddie Mac Pool #C03518 5.00% 9/1/2040[7]	486	491
Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]	1,275	1,228
Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]	963	926
Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]	595	572
Freddie Mac Pool #760014 3.762% 8/1/2045[7,8]	144	143
Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]	4,145	3,946
Freddie Mac Pool #G60344 4.00% 12/1/2045[7]	3,891	3,713
Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]	3,437	3,108
Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]	193	188
Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]	194	190
Freddie Mac Pool #760015 3.271% 1/1/2047[7,8]	359	347
Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]	1,064	976
Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	1,884	1,777
Freddie Mac Pool #Z40273 4.50% 10/1/2048[7]	1,622	1,583
Freddie Mac Pool #RA3055 2.50% 7/1/2050[7]	761	635
Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	334	293
Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]	28,708	23,042
Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]	15,012	12,149
Freddie Mac Pool #QB7306 2.00% 1/1/2051[7]	1,798	1,431
Freddie Mac Pool #QB8934 2.50% 2/1/2051[7]	34	28
Freddie Mac Pool #RA4542 2.50% 2/1/2051[7]	25	21
Freddie Mac Pool #SI2108 2.50% 4/1/2051[7]	60	50
Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]	26,521	21,404
Freddie Mac Pool #SD3095 2.50% 7/1/2051[7]	685	571
Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]	344	302
Freddie Mac Pool #SD8160 2.00% 8/1/2051[7]	807	645
Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]	8,562	7,231
American Funds Insurance Series — Page 106 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]	USD5,845	$4,942
Freddie Mac Pool #SD2963 2.50% 9/1/2051[7]	819	681
Freddie Mac Pool #SD5485 2.50% 9/1/2051[7]	48	40
Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]	5,703	5,008
Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]	644	559
Freddie Mac Pool #RA6136 2.50% 10/1/2051[7]	2,985	2,486
Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]	154	136
Freddie Mac Pool #QD1841 2.00% 11/1/2051[7]	3,801	3,034
Freddie Mac Pool #SD8182 2.00% 12/1/2051[7]	1,648	1,316
Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]	5,774	4,863
Freddie Mac Pool #SD2629 2.50% 1/1/2052[7]	2,690	2,244
Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]	2,031	1,717
Freddie Mac Pool #RA6614 2.50% 1/1/2052[7]	932	780
Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]	292	256
Freddie Mac Pool #QD7414 2.00% 2/1/2052[7]	1,698	1,353
Freddie Mac Pool #RA6114 2.00% 2/1/2052[7]	1,640	1,307
Freddie Mac Pool #QD5748 2.00% 2/1/2052[7]	867	690
Freddie Mac Pool #SD8193 2.00% 2/1/2052[7]	842	670
Freddie Mac Pool #QD7312 2.50% 2/1/2052[7]	549	460
Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]	841	764
Freddie Mac Pool #SD5343 2.00% 3/1/2052[7]	4,236	3,379
Freddie Mac Pool #SD8199 2.00% 3/1/2052[7]	2,959	2,357
Freddie Mac Pool #QD7772 2.00% 3/1/2052[7]	1,795	1,428
Freddie Mac Pool #QD8408 2.00% 3/1/2052[7]	1,129	900
Freddie Mac Pool #QD8103 2.00% 3/1/2052[7]	865	688
Freddie Mac Pool #QD8820 2.00% 3/1/2052[7]	263	209
Freddie Mac Pool #SD5745 2.00% 3/1/2052[7]	57	45
Freddie Mac Pool #QD9460 2.50% 3/1/2052[7]	843	705
Freddie Mac Pool #RA7091 2.50% 3/1/2052[7]	30	25
Freddie Mac Pool #SD8204 2.00% 4/1/2052[7]	3,002	2,392
Freddie Mac Pool #QD9950 2.00% 4/1/2052[7]	2,001	1,594
Freddie Mac Pool #QD9791 2.00% 4/1/2052[7]	1,597	1,272
Freddie Mac Pool #QE0312 2.00% 4/1/2052[7]	1,088	865
Freddie Mac Pool #QD9907 2.50% 4/1/2052[7]	777	650
Freddie Mac Pool #QE0812 2.50% 4/1/2052[7]	595	497
Freddie Mac Pool #QE1005 2.50% 4/1/2052[7]	372	311
Freddie Mac Pool #SD3478 2.50% 4/1/2052[7]	113	94
Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]	78	66
Freddie Mac Pool #QE1578 2.50% 5/1/2052[7]	817	683
Freddie Mac Pool #QE2020 2.50% 5/1/2052[7]	157	131
Freddie Mac Pool #QE2111 2.50% 5/1/2052[7]	119	99
Freddie Mac Pool #QE3448 2.50% 5/1/2052[7]	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052[7]	30,592	26,554
Freddie Mac Pool #SD4807 2.00% 6/1/2052[7]	4,047	3,231
Freddie Mac Pool #SD8220 3.00% 6/1/2052[7]	15,333	13,309
Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	2,162	2,022
Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	30,325	26,331
Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	1,193	1,048
Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]	37,472	35,915
Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]	178	170
Freddie Mac Pool #SD8262 2.50% 9/1/2052[7]	875	730
Freddie Mac Pool #SD1581 2.50% 9/1/2052[7]	102	85
Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	825	791
Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]	205	196
American Funds Insurance Series — Page 107 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]	USD121	$116
Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	1,081	1,064
Freddie Mac Pool #QF2023 4.00% 10/1/2052[7]	29	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]	1,184	1,134
Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]	80	76
Freddie Mac Pool #SD8266 4.50% 11/1/2052[7]	3,070	2,943
Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	5,922	5,824
Freddie Mac Pool #QF5938 2.50% 1/1/2053[7]	225	187
Freddie Mac Pool #SD8287 4.50% 1/1/2053[7]	16,668	15,973
Freddie Mac Pool #RA8625 2.50% 2/1/2053[7]	932	778
Freddie Mac Pool #QF7871 2.50% 2/1/2053[7]	748	624
Freddie Mac Pool #SD8297 4.00% 2/1/2053[7]	1,877	1,752
Freddie Mac Pool #SD8305 4.00% 3/1/2053[7]	17,466	16,305
Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	1,209	1,189
Freddie Mac Pool #SD8321 4.00% 5/1/2053[7]	11,821	11,036
Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]	82	79
Freddie Mac Pool #SD8323 5.00% 5/1/2053[7]	10,569	10,385
Freddie Mac Pool #SD8338 4.00% 6/1/2053[7]	3,418	3,191
Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	4,143	4,071
Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	2,817	2,818
Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	606	630
Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	540	559
Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	500	523
Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	495	519
Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	354	371
Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	267	279
Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	169	176
Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	143	151
Freddie Mac Pool #SD3417 2.50% 7/1/2053[7]	877	734
Freddie Mac Pool #SD8353 4.00% 7/1/2053[7]	9,380	8,757
Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	32	32
Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	8,630	8,640
Freddie Mac Pool #SD3432 6.00% 7/1/2053[7]	721	741
Freddie Mac Pool #QH1153 4.00% 9/1/2053[7]	392	366
Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	27,106	27,109
Freddie Mac Pool #SD4550 2.50% 10/1/2053[7]	859	717
Freddie Mac Pool #SD4077 2.50% 10/1/2053[7]	106	89
Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	4,975	5,056
Freddie Mac Pool #SD8390 4.00% 11/1/2053[7]	2,011	1,878
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7,9]	130,042	127,779
Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	23,886	23,889
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	753	780
Freddie Mac Pool #SD4693 6.50% 1/1/2054[7]	619	642
Freddie Mac Pool #SD8397 6.50% 1/1/2054[7]	506	522
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[7]	315	325
Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	448	448
Freddie Mac Pool #SD8402 6.00% 2/1/2054[7]	13,959	14,198
Freddie Mac Pool #RJ1871 4.00% 3/1/2054[7]	303	283
Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	12,021	12,013
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[7]	130	134
Freddie Mac Pool #QI3548 4.00% 4/1/2054[7]	677	632
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	1,607	1,617
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	1,206	1,208
Freddie Mac Pool #QI3333 6.00% 4/1/2054[7]	414	423
American Funds Insurance Series — Page 108 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1417 5.50% 5/1/2054[7]	USD16,262	$16,356
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[7]	7,776	7,775
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[7]	2,950	2,950
Freddie Mac Pool #SD5692 6.00% 5/1/2054[7]	544	559
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	444	446
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[7]	1,700	1,738
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	1,194	1,224
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[7]	1,864	1,928
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[7]	523	545
Freddie Mac Pool #SD8446 5.50% 7/1/2054[7]	1,047	1,046
Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	755	756
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[7]	639	639
Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	7,622	7,746
Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	3,225	3,302
Freddie Mac Pool #SD5896 6.00% 7/1/2054[7]	788	804
Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	211	215
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[7]	5,756	5,953
Freddie Mac Pool #SD5905 6.50% 7/1/2054[7]	2,224	2,318
Freddie Mac Pool #SD8448 6.50% 7/1/2054[7]	371	383
Freddie Mac Pool #RJ2525 6.50% 7/1/2054[7]	75	77
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[7]	378	372
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[7]	269	265
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[7]	242	238
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[7]	6,304	6,310
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[7]	4,248	4,258
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[7]	3,588	3,590
Freddie Mac Pool #SD6286 5.50% 8/1/2054[7]	1,189	1,196
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[7]	656	659
Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	7,853	7,980
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[7]	3,203	3,266
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[7]	3,007	3,087
Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	1,855	1,897
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[7]	1,076	1,097
Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	52,035	53,678
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[7]	1,858	1,932
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[7]	1,491	1,549
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[7]	903	934
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[7]	3,718	3,722
Freddie Mac Pool #SD6328 5.50% 9/1/2054[7]	3,106	3,132
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[7]	2,515	2,518
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[7]	2,429	2,428
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[7]	1,550	1,559
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[7]	1,403	1,403
Freddie Mac Pool #SD8462 5.50% 9/1/2054[7]	1,209	1,208
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	6,372	6,499
Freddie Mac Pool #SD8463 6.00% 9/1/2054[7]	6,083	6,182
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	3,553	3,633
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	3,281	3,368
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	3,025	3,107
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	1,985	2,024
Freddie Mac Pool #SD6271 6.50% 9/1/2054[7]	1,214	1,257
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[7]	599	623
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[7]	413	428
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[7]	276	287
American Funds Insurance Series — Page 109 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[7]	USD146	$151
Freddie Mac Pool #SD8469 5.50% 10/1/2054[7]	1,633	1,632
Freddie Mac Pool #RJ2850 4.50% 11/1/2054[7]	2,378	2,276
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]	137	131
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[7]	5,948	5,834
Freddie Mac Pool #RJ2913 5.50% 11/1/2054[7]	6,098	6,102
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[7]	6,474	6,354
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[7]	3,784	3,713
Freddie Mac Pool #QX1743 5.00% 12/1/2054[7]	959	942
Freddie Mac Pool #QX2834 5.00% 12/1/2054[7]	312	306
Freddie Mac Pool #SD8493 5.50% 12/1/2054[7]	3,363	3,361
Freddie Mac Pool #QX0376 5.50% 12/1/2054[7]	1,313	1,313
Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]	294	294
Freddie Mac Pool #SD8494 5.50% 1/1/2055[7]	4,503	4,499
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[7]	4,013	3,842
Freddie Mac Pool #SD8507 6.00% 2/1/2055[7]	734	745
Freddie Mac, Series T041, Class 3A, 4.382% 7/25/2032[7,8]	150	136
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[7]	11,374	11,817
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	2,123	1,992
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]	910	866
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	4,190	3,920
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	4,036	3,765
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	777	702
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	648	586
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	1,297	1,245
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	1,659	1,486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	7,132	6,804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	4,176	3,878
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	1,649	1,606
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]	3,264	3,168
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]	2,455	2,369
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	2,028	1,927
Government National Mortgage Assn. 3.00% 4/1/2055[7,10]	17,975	15,923
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]	413	389
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	263	256
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]	156	152
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]	6,800	5,568
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]	68,034	55,706
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]	1,375	1,338
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]	375	365
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]	142	121
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]	20,130	17,187
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[7]	4,908	4,190
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[7]	792	676
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[7]	14,031	12,441
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]	132	121
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]	850	726
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]	648	594
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	9,923	9,325
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]	30,889	28,335
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]	2,240	1,913
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]	1,936	1,666
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	2,988	2,872
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]	28,211	27,119
American Funds Insurance Series — Page 110 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[7]	USD5,212	$4,885
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	2,034	1,500
Uniform Mortgage-Backed Security 2.50% 4/1/2040[7,10]	365	338
Uniform Mortgage-Backed Security 2.00% 4/1/2055[7,10]	46,724	37,140
Uniform Mortgage-Backed Security 3.50% 4/1/2055[7,10]	88,484	79,809
Uniform Mortgage-Backed Security 4.50% 4/1/2055[7,10]	42,091	40,265
Uniform Mortgage-Backed Security 5.00% 4/1/2055[7,10]	14	14
Uniform Mortgage-Backed Security 5.50% 4/1/2055[7,10]	3,612	3,608
Uniform Mortgage-Backed Security 6.00% 4/1/2055[7,10]	8,983	9,125
Uniform Mortgage-Backed Security 6.50% 4/1/2055[7,10]	63,926	65,925
Uniform Mortgage-Backed Security 2.50% 5/1/2055[7,10]	148,491	123,484
Uniform Mortgage-Backed Security 3.50% 5/1/2055[7,10]	61,439	55,379
Uniform Mortgage-Backed Security 4.00% 5/1/2055[7,10]	53,816	50,072
Uniform Mortgage-Backed Security 4.50% 5/1/2055[7,10]	30,095	28,774
Uniform Mortgage-Backed Security 5.00% 5/1/2055[7,10]	3,231	3,164
Uniform Mortgage-Backed Security 5.50% 5/1/2055[7,10]	4,729	4,719
Uniform Mortgage-Backed Security 6.00% 5/1/2055[7,10]	91,414	92,755
Uniform Mortgage-Backed Security 6.50% 5/1/2055[7,10]	54,894	56,556
Uniform Mortgage-Backed Security 2.50% 6/1/2055[7,10]	1,785	1,481
Uniform Mortgage-Backed Security 4.00% 6/1/2055[7,10]	1,870	1,739
Uniform Mortgage-Backed Security 5.00% 6/1/2055[7,10]	375	367
Uniform Mortgage-Backed Security 6.00% 6/1/2055[7,10]	11,135	11,288
		2,534,786
Commercial mortgage-backed securities 0.92%
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058[7,8]	3,072	3,197
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[7]	1,400	1,344
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[7]	720	728
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]	5,368	5,645
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]	857	911
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[7]	4,615	4,750
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[7]	1,380	1,438
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[7,8]	4,062	4,234
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[7,8]	1,914	1,974
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]	2,909	2,584
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[7,8]	490	480
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[7]	3,355	3,452
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[7,8]	2,000	2,124
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[7]	1,828	1,870
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]	1,000	971
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]	2,960	2,611
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[7,8]	750	737
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[7]	2,112	2,173
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[7,8]	590	610
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[7]	618	629
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[7,8]	1,750	1,757
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[7]	1,246	1,298
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[7,8]	6,990	7,200
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[7,8]	1,450	1,494
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058[7]	3,334	3,459
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.761% 4/15/2029[5,7,8]	5,244	5,261
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.023% 9/15/2034[5,7,8]	5,608	5,572
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[5,7,8]	4,505	4,468
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.333% 10/15/2036[5,7,8]	7,968	7,952
American Funds Insurance Series — Page 111 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.731% 10/15/2036[5,7,8]	USD5,968	$5,953
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.104% 6/15/2038[5,7,8]	3,970	3,956
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.304% 6/15/2038[5,7,8]	1,193	1,188
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.534% 6/15/2038[5,7,8]	1,078	1,073
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.284% 11/15/2038[5,7,8]	4,504	4,494
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.309% 2/15/2039[5,7,8]	6,334	6,275
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 8/15/2039[5,7,8]	7,899	7,912
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[5,7,8]	11,410	11,415
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.21% 7/15/2041[5,7,8]	1,287	1,289
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.66% 7/15/2041[5,7,8]	1,578	1,581
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[5,7,8]	5,162	5,132
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,7,8]	3,606	3,686
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]	2,308	2,304
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]	81	81
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,7]	3,677	3,771
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.514% 7/15/2038[5,7,8]	1,363	1,363
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.814% 7/15/2038[5,7,8]	1,245	1,244
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.134% 7/15/2038[5,7,8]	1,300	1,300
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.769% 12/15/2029[5,7,8]	3,067	3,070
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,7]	3,795	3,271
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 5/15/2041[5,7,8]	9,264	9,276
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[5,7,8]	1,355	1,353
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]	2,489	2,211
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[5,7,8]	2,298	2,293
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[5,7,8]	5,246	5,326
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[5,7,8]	10,151	10,340
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,7]	1,698	1,573
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,7]	578	513
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[5,7,8]	100	86
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.912% 11/15/2039[5,7,8]	2,187	2,189
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,7]	13,772	12,846
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.235% 4/15/2038[5,7,8]	1,204	1,201
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]	— [3]	— [3]
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[7,8]	370	339
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.711% 5/15/2039[5,7,8]	4,424	4,408
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,7]	2,194	1,888
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.164% 11/15/2038[5,7,8]	4,234	4,210
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.319% 1/15/2039[5,7,8]	10,709	10,635
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[5,7,8]	10,403	10,305
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[7,8]	1,620	1,521
American Funds Insurance Series — Page 112 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[7]	USD430	$450
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.108% 11/15/2027[5,7,8]	6,379	6,382
		240,626
Collateralized mortgage-backed obligations (privately originated) 0.25%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[5,7,11]	6,560	6,572
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,7,8]	725	650
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[5,7,8]	5,822	5,687
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[5,7,11]	1,610	1,585
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[5,7,11]	2,884	2,884
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,7]	1,617	1,590
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]	118	118
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,7]	1,669	1,961
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,7]	5,297	6,117
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.49% 9/25/2042[5,7,8]	410	414
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.59% 5/25/2044[5,7,8]	4,141	4,147
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,7]	3,849	3,685
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[5,7,8]	6,890	6,881
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]	221	220
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,7,11]	2,711	2,742
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,7,11]	4,663	4,688
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,7]	2,446	2,367
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.069% 10/17/2041[5,7,8]	5,500	5,536
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[5,7,8]	675	677
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,7]	2,591	2,485
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,7,11]	2,208	2,225
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[5,7,11]	2,058	2,055
		65,286
Total mortgage-backed obligations		2,840,698
Corporate bonds, notes & loans 7.81% Financials 1.87%
AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,275
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,5,8,12]	5,754	5,711
AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,400
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,100
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,11]	4,250	4,313
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	1,940	1,874
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,220
Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,340
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[11]	4,810	4,857
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[11]	2,686	2,904
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[11]	7,613	7,699
American International Group, Inc. 5.125% 3/27/2033	2,937	2,943
AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,272
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[5]	2,415	2,461
American Funds Insurance Series — Page 113 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Aretec Group, Inc. 7.50% 4/1/2029[5]	USD1,250	$1,229
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,444	5,400
Arthur J. Gallagher & Co. 5.55% 2/15/2055	2,586	2,483
Banco Santander, SA 5.147% 8/18/2025	1,400	1,403
Banco Santander, SA 5.565% 1/17/2030	11,000	11,295
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,251
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[11]	485	449
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[11]	6,452	6,688
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	1,000	856
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[11]	4,535	4,558
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[11]	9,454	9,625
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[11]	3,477	3,527
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[11]	3,748	3,800
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030)[5,11]	2,220	2,247
Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	495
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[5]	523	539
Blackstone Private Credit Fund 6.00% 11/22/2034[5]	2,020	1,945
Block, Inc. 3.50% 6/1/2031	2,325	2,046
Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,260
Blue Owl Capital Corp. 3.125% 4/13/2027	2,520	2,401
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,215
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	816
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,11]	2,829	2,587
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,198
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[5,11]	9,100	9,324
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,11]	271	274
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[5,11]	9,000	9,312
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,11]	938	973
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,11]	4,764	4,888
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[11]	5,220	5,332
Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	920	929
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	871
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,229
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	344
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[11]	8,000	8,039
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[11]	7,250	7,267
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[11]	6,275	6,358
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[11]	4,750	4,687
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[11]	2,506	2,141
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[11]	1,475	1,512
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[11]	4,701	4,788
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[11]	4,250	4,525
CME Group, Inc. 3.75% 6/15/2028	3,425	3,383
Coinbase Global, Inc. 3.375% 10/1/2028[5]	6,514	5,885
Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,766	4,884
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	674	636
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	350	314
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,489
Corebridge Financial, Inc. 3.50% 4/4/2025	642	642
Corebridge Financial, Inc. 3.65% 4/5/2027	914	898
Corebridge Financial, Inc. 3.85% 4/5/2029	621	601
Corebridge Financial, Inc. 3.90% 4/5/2032	351	325
American Funds Insurance Series — Page 114 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Corebridge Financial, Inc. 4.35% 4/5/2042	USD203	$170
Corebridge Financial, Inc. 4.40% 4/5/2052	489	392
Credit Acceptance Corp. 6.625% 3/15/2030[5]	875	864
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[11]	6,650	6,398
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[11]	1,109	1,126
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[11]	2,250	2,356
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[11]	750	796
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[11]	300	276
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,11]	7,750	7,795
EZCORP, Inc. 7.375% 4/1/2032[5]	345	351
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030)[11]	5,066	5,072
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[11]	2,198	2,109
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[11]	4,000	3,862
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[11]	9,500	9,444
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[11]	2,087	1,840
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[11]	146	148
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	1,476
Hightower Holding, LLC 6.75% 4/15/2029[5]	870	844
Hightower Holding, LLC 9.125% 1/31/2030[5]	2,930	3,018
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[11]	937	820
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[11]	873	759
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[11]	16,833	16,777
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[11]	537	573
HUB International, Ltd. 7.375% 1/31/2032[5]	690	703
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,312
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[5,11]	4,600	5,285
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,11]	3,621	4,025
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[11]	2,975	2,889
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[11]	1,066	1,075
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[11]	4,000	3,981
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[11]	3,740	3,765
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[11]	3,275	3,272
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[11]	4,250	4,450
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[11]	4,750	4,900
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[11]	4,755	4,725
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[11]	1,485	1,492
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[11]	3,015	3,081
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	1,222	1,186
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,700
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,027
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,227
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	653
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	579
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,932
Mastercard, Inc. 4.35% 1/15/2032	4,801	4,718
Mastercard, Inc. 4.85% 3/9/2033	2,258	2,278
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,605
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[11]	2,450	2,450
Morgan Stanley 3.125% 7/27/2026	325	319
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[11]	4,458	4,519
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[11]	3,456	3,535
American Funds Insurance Series — Page 115 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[11]	USD4,000	$4,034
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[11]	1,681	1,709
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	1,150	1,042
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[11]	3,500	3,422
MPT Finance Corp. 7.00% 2/15/2032	EUR2,075	2,283
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	USD1,230	1,279
Navient Corp. 6.75% 6/15/2026	150	151
Navient Corp. 5.50% 3/15/2029	11,105	10,521
Navient Corp. 11.50% 3/15/2031	4,860	5,433
New York Life Global Funding 2.35% 7/14/2026[5]	590	576
New York Life Global Funding 4.55% 1/28/2033[5]	1,263	1,226
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,389
OneMain Finance Corp. 3.875% 9/15/2028	1,106	1,024
OneMain Finance Corp. 6.625% 5/15/2029	2,240	2,247
OneMain Finance Corp. 5.375% 11/15/2029	1,725	1,642
OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,661
OneMain Finance Corp. 7.50% 5/15/2031	365	372
OneMain Finance Corp. 7.125% 11/15/2031	3,255	3,277
Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,467
Owl Rock Capital Corp. 3.75% 7/22/2025	1,460	1,454
Oxford Finance, LLC 6.375% 2/1/2027[5]	555	550
PayPal Holdings, Inc. 2.65% 10/1/2026	662	647
PayPal Holdings, Inc. 2.30% 6/1/2030	616	551
PennyMac Financial Services, Inc. 6.875% 2/15/2033[5]	1,375	1,368
Planet Financial Group, LLC 10.50% 12/15/2029[5]	540	542
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[11]	4,000	4,073
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	387
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	364
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	543
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,153
Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,823
Prudential Financial, Inc. 3.70% 3/13/2051	755	556
Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	2,024
Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,389
Royal Bank of Canada 1.15% 6/10/2025	4,711	4,680
Ryan Specialty, LLC 5.875% 8/1/2032[5]	165	163
SLM Corp. 6.50% 1/31/2030	1,960	2,013
Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,482
Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	970	996
Starwood Property Trust, Inc. 6.50% 7/1/2030[5]	525	526
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,11]	1,000	992
Travelers Companies, Inc. 4.00% 5/30/2047	860	697
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[11]	1,677	1,806
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[8,12]	2,190	2,213
U.S. Bancorp 2.375% 7/22/2026	4,000	3,906
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[11]	4,250	4,278
UBS Group AG 4.125% 9/24/2025[5]	2,750	2,744
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,11]	1,250	1,244
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,11,13]	800	782
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,11]	3,575	3,641
UniCredit SpA 4.625% 4/12/2027[5]	625	622
American Funds Insurance Series — Page 116 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[11]	USD7,025	$7,179
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[11]	400	382
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[11]	7,225	7,599
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[11]	3,750	4,047
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	2,886
Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,110
WEX, Inc. 6.50% 3/15/2033[5]	1,025	1,015
		490,663
Consumer discretionary 0.89%
Advance Auto Parts, Inc. 3.90% 4/15/2030	813	725
Advance Auto Parts, Inc. 3.50% 3/15/2032	458	384
Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.823% 3/15/2030[2,8,12]	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.9354% Cash 3/11/2030[2,8,12]	114	114
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	438
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	733
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	177
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	590	610
Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,984
Bath & Body Works, Inc. 6.875% 11/1/2035	350	355
Caesars Entertainment, Inc. 7.00% 2/15/2030[5]	2,075	2,105
Carnival Corp. 4.00% 8/1/2028[5]	2,375	2,274
Carnival Corp. 6.125% 2/15/2033[5]	1,270	1,252
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028[5]	7,332	7,371
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	610
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,244
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,694
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030[5]	9,084	9,181
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,059
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,300
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,172
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,354
Ford Motor Credit Co., LLC 5.875% 11/7/2029	7,430	7,353
Ford Motor Credit Co., LLC 4.00% 11/13/2030	2,165	1,939
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,457
Ford Motor Credit Co., LLC 6.50% 2/7/2035	6,830	6,707
Gap, Inc. 3.625% 10/1/2029[5]	241	218
Gap, Inc. 3.875% 10/1/2031[5]	158	136
General Motors Financial Co., Inc. 5.35% 1/7/2030	11,385	11,371
General Motors Financial Co., Inc. 5.45% 9/6/2034	8,066	7,782
General Motors Financial Co., Inc. 5.90% 1/7/2035	22,265	22,064
Global Auto Holdings PLC 11.50% 8/15/2029[5]	1,500	1,467
Great Canadian Gaming Corp. 8.75% 11/15/2029[5]	1,525	1,534
Group 1 Automotive, Inc. 6.375% 1/15/2030[5]	1,385	1,391
Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,714
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,708
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,358
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,739
Home Depot, Inc. 3.90% 12/6/2028	825	814
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,108
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,544
American Funds Insurance Series — Page 117 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Home Depot, Inc. 4.50% 12/6/2048	USD428	$369
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,900
Hyatt Hotels Corp. 5.05% 3/30/2028	4,158	4,178
Hyatt Hotels Corp. 5.75% 3/30/2032	3,928	3,951
Hyundai Capital America 1.50% 6/15/2026[5]	850	818
Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,396
Hyundai Capital America 5.275% 6/24/2027[5]	7,000	7,082
Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,433
Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,799
Hyundai Capital America 5.30% 1/8/2030[5]	11,250	11,332
Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,115
International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,391
KB Home 7.25% 7/15/2030	1,295	1,331
Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	837
LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	440	413
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,025	1,065
Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	380	379
Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,658
Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	929
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,215
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,077
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	528	485
McDonald’s Corp. 4.60% 9/9/2032	716	711
McDonald’s Corp. 4.95% 3/3/2035	4,736	4,716
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,646
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,506
NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,448
Newell Brands Inc. 6.625% 9/15/2029	1,850	1,857
Newell Brands, Inc. 6.375% 5/15/2030	535	522
Newell Brands, Inc. 6.625% 5/15/2032	385	375
Newell Brands, Inc. 6.875% 4/1/2036	1,025	998
Newell Brands, Inc. 7.00% 4/1/2046	475	417
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[5]	320	304
Nissan Motor Co., Ltd. 3.522% 9/17/2025[5]	200	198
Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,5,14,15]	1,355	135
Penske Automotive Group, Inc. 3.75% 6/15/2029	675	619
RHP Hotel Properties, LP 4.50% 2/15/2029[5]	640	606
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	910	907
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	1,030	1,030
Sally Holdings, LLC 6.75% 3/1/2032	920	923
Sands China, Ltd. 2.30% 3/8/2027	2,075	1,967
Somnigroup International, Inc. 4.00% 4/15/2029[5]	420	390
Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,645	3,360
Sonic Automotive, Inc. 4.875% 11/15/2031[5]	2,215	1,990
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,079
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,524
Toyota Motor Credit Corp. 0.80% 1/9/2026	429	418
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,399
Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,958
Universal Entertainment Corp. 9.875% 8/1/2029[5]	600	594
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,838
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027[5]	8,432	8,446
American Funds Insurance Series — Page 118 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028[5]	USD6,847	$6,846
ZF North America Capital, Inc. 6.875% 4/14/2028[5]	675	664
		233,211
Health care 0.85%
1261229 B.C., Ltd. 10.00% 4/15/2032[5]	1,840	1,831
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,106
AbbVie, Inc. 5.40% 3/15/2054	7,250	7,126
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,290
AdaptHealth, LLC 6.125% 8/1/2028[5]	645	632
AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,813
AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	922
Amgen, Inc. 5.25% 3/2/2030	1,244	1,273
Amgen, Inc. 5.25% 3/2/2033	2,990	3,034
Amgen, Inc. 5.60% 3/2/2043	1,500	1,488
Amgen, Inc. 5.65% 3/2/2053	2,750	2,700
Amgen, Inc. 4.40% 2/22/2062	1,697	1,335
Amgen, Inc. 5.75% 3/2/2063	258	252
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,731
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,850	1,884
AstraZeneca Finance, LLC 2.25% 5/28/2031	742	650
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,550	3,586
AstraZeneca PLC 3.375% 11/16/2025	1,140	1,133
Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	3,085	3,084
Bausch Health Companies, Inc. 9.00% 12/15/2025[5]	1,000	1,001
Bausch Health Companies, Inc. 5.75% 8/15/2027[5]	2,500	2,497
Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	1,025	829
Bausch Health Companies, Inc. 11.00% 9/30/2028[5]	1,525	1,453
Bausch Health Companies, Inc. 7.25% 5/30/2029[5]	1,000	681
Bausch Health Companies, Inc. 5.25% 2/15/2031[5]	185	107
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.675% 2/1/2027[8,12]	932	916
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,522
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,922
Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,161
Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,579
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,843
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	840
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,500
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	1,355	1,295
CHS / Community Health Systems, Inc. 8.00% 12/15/2027[5]	1,425	1,411
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	2,130	1,760
CVS Health Corp. 5.00% 1/30/2029	3,831	3,850
CVS Health Corp. 5.40% 6/1/2029	4,144	4,223
CVS Health Corp. 5.55% 6/1/2031	3,039	3,103
CVS Health Corp. 5.70% 6/1/2034	4,053	4,118
DaVita, Inc. 3.75% 2/15/2031[5]	2,865	2,497
DaVita, Inc. 6.875% 9/1/2032[5]	810	815
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,417
Elevance Health, Inc. 5.20% 2/15/2035	681	683
Elevance Health, Inc. 5.125% 2/15/2053	344	309
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,237
Eli Lilly and Co. 5.50% 2/12/2055	7,227	7,323
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,296
American Funds Insurance Series — Page 119 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[8,12]	USD2,562	$2,540
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,699	1,705
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,705
Grifols, SA 3.875% 10/15/2028	EUR800	798
Grifols, SA 7.50% 5/1/2030	400	453
HCA, Inc. 3.375% 3/15/2029	USD804	760
HCA, Inc. 3.625% 3/15/2032	1,000	904
HCA, Inc. 4.375% 3/15/2042	1,500	1,241
HCA, Inc. 4.625% 3/15/2052	1,450	1,155
Humana, Inc. 5.375% 4/15/2031	3,194	3,220
Humana, Inc. 5.55% 5/1/2035	7,018	6,942
Humana, Inc. 5.75% 4/15/2054	1,517	1,410
Insulet Corp. 6.50% 4/1/2033[5]	885	900
IQVIA, Inc. 6.50% 5/15/2030[5]	1,975	2,012
Jazz Securities DAC 4.375% 1/15/2029[5]	970	922
Medline Borrower, LP 6.25% 4/1/2029[5]	2,050	2,079
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,212
Molina Healthcare, Inc. 4.375% 6/15/2028[5]	545	519
Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,597
Molina Healthcare, Inc. 3.875% 5/15/2032[5]	5,110	4,488
Molina Healthcare, Inc. 6.25% 1/15/2033[5]	1,900	1,872
Novant Health, Inc. 3.168% 11/1/2051	3,750	2,481
Novartis Capital Corp. 2.00% 2/14/2027	636	613
Owens & Minor, Inc. 4.50% 3/31/2029[5]	5,360	4,497
Owens & Minor, Inc. 6.625% 4/1/2030[5]	2,300	2,015
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,15]	3,255	3,227
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 8.28% Cash 1/31/2029[8,12,15]	3,357	3,247
Roche Holdings, Inc. 4.203% 9/9/2029[5]	3,450	3,432
Roche Holdings, Inc. 4.592% 9/9/2034[5]	2,244	2,197
Summa Health 3.511% 11/15/2051	1,655	1,226
Tenet Healthcare Corp. 4.625% 6/15/2028	645	623
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,863
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	14,330	13,906
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,730
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,232
UnitedHealth Group, Inc. 4.95% 1/15/2032	7,149	7,202
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,676
UnitedHealth Group, Inc. 5.625% 7/15/2054	2,900	2,849
Viatris, Inc. 4.00% 6/22/2050	3,058	2,007
		223,515
Communication services 0.80%
AT&T, Inc. 3.50% 9/15/2053	5,140	3,508
CCO Holdings, LLC 4.75% 3/1/2030[5]	1,350	1,253
CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	3,189
CCO Holdings, LLC 4.25% 2/1/2031[5]	9,361	8,303
CCO Holdings, LLC 4.75% 2/1/2032[5]	3,115	2,770
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,246
CCO Holdings, LLC 4.50% 6/1/2033[5]	2,085	1,780
CCO Holdings, LLC 4.25% 1/15/2034[5]	1,135	934
Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
Charter Communications Operating, LLC 5.25% 4/1/2053	4,750	3,841
American Funds Insurance Series — Page 120 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.35% 1/15/2027	USD4,000	$3,867
Comcast Corp. 4.80% 5/15/2033	2,416	2,380
Comcast Corp. 5.65% 6/1/2054	2,281	2,235
Connect Finco SARL 9.00% 9/15/2029[5]	6,425	5,866
CSC Holdings, LLC 5.50% 4/15/2027[5]	1,400	1,297
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 9.00% 4/15/2027[8,12]	975	919
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.819% 1/18/2028[8,12]	2,673	2,601
DIRECTV Financing, LLC 5.875% 8/15/2027[5]	4,713	4,572
DISH Network Corp. 11.75% 11/15/2027[5]	7,950	8,377
EchoStar Corp. 10.75% 11/30/2029	7,534	7,924
EchoStar Corp. 6.75% PIK or 6.75% Cash 11/30/2030[15]	3,364	3,056
Embarq, LLC 7.995% 6/1/2036	8,084	3,176
Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	6,550	6,588
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,597
Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	3,196	3,206
Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,160
Gray Media, Inc. 10.50% 7/15/2029[5]	7,305	7,618
Gray Media, Inc. 4.75% 10/15/2030[5]	1,656	1,052
Gray Media, Inc. 5.375% 11/15/2031[5]	4,790	2,996
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 6/4/2029[8,12]	1,094	1,062
Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	8,871	8,450
Ligado Networks, LLC 17.50% PIK 11/1/2023[5,14,15]	6,741	2,123
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/6/2025[2,12,15]	1,405	1,405
Meta Platforms, Inc. 4.75% 8/15/2034	4,000	3,973
Meta Platforms, Inc. 5.40% 8/15/2054	4,000	3,922
Nexstar Media, Inc. 5.625% 7/15/2027[5]	1,875	1,849
Nexstar Media, Inc. 4.75% 11/1/2028[5]	2,950	2,765
SBA Tower Trust 1.631% 11/15/2026[5]	8,707	8,272
Sinclair Television Group, Inc. 8.125% 2/15/2033[5]	1,375	1,358
Sirius XM Radio, LLC 4.00% 7/15/2028[5]	4,000	3,735
Sirius XM Radio, LLC 4.125% 7/1/2030[5]	7,282	6,475
Sirius XM Radio, LLC 3.875% 9/1/2031[5]	7,547	6,475
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,283
TEGNA, Inc. 5.00% 9/15/2029	700	650
T-Mobile USA, Inc. 1.50% 2/15/2026	500	486
T-Mobile USA, Inc. 2.05% 2/15/2028	325	304
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,941
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,032
T-Mobile USA, Inc. 5.125% 5/15/2032	3,623	3,647
T-Mobile USA, Inc. 5.30% 5/15/2035	4,665	4,692
Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,253
Univision Communications, Inc. 8.00% 8/15/2028[5]	300	301
Univision Communications, Inc. 4.50% 5/1/2029[5]	6,234	5,516
Univision Communications, Inc. 7.375% 6/30/2030[5]	1,216	1,163
Verizon Communications, Inc. 2.55% 3/21/2031	410	361
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,492
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,955
Verizon Communications, Inc. 5.25% 4/2/2035	6,205	6,223
Verizon Communications, Inc. 2.875% 11/20/2050	671	418
Verizon Communications, Inc. 5.50% 2/23/2054	272	265
Verizon Communications, Inc. 2.987% 10/30/2056	1,343	807
American Funds Insurance Series — Page 121 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	USD2,225	$1,924
Vodafone Group PLC 4.25% 9/17/2050	4,350	3,353
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	993
X Corp., Term Loan B, 9.50% 2/15/2029[12]	1,050	1,079
X Corp., Term Loan B, (USD-SOFR + 6.65%) 10.949% 10/26/2029[8,12]	783	779
		210,208
Energy 0.69%
Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,390	2,338
Antero Midstream Partners, LP 6.625% 2/1/2032[5]	175	178
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,240
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	510	508
Baytex Energy Corp. 8.50% 4/30/2030[5]	550	559
Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	150	155
Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,214	3,064
Borr IHC, Ltd. 10.375% 11/15/2030[5]	1,332	1,241
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	954
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,341
Chevron USA, Inc. 4.687% 4/15/2030	9,454	9,537
Chord Energy Corp. 6.75% 3/15/2033[5]	1,325	1,319
CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,114
Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	473
Civitas Resources, Inc. 8.375% 7/1/2028[5]	2,780	2,872
Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	542
Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	756
CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	983
CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,643
CNX Resources Corp. 7.375% 1/15/2031[5]	553	562
CNX Resources Corp. 7.25% 3/1/2032[5]	1,180	1,201
Comstock Resources, Inc. 5.875% 1/15/2030[5]	220	208
ConocoPhillips Co. 5.50% 1/15/2055	3,823	3,698
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	1,510	1,495
Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	1,210	1,168
Devon Energy Corp. 5.20% 9/15/2034	2,157	2,082
Devon Energy Corp. 5.75% 9/15/2054	8,343	7,644
Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	590
Diamondback Energy, Inc. 5.55% 4/1/2035	3,000	3,014
Diamondback Energy, Inc. 5.75% 4/18/2054	5,000	4,718
Enbridge, Inc. 3.70% 7/15/2027	62	61
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	420
Energy Transfer, LP 4.75% 1/15/2026	2,494	2,494
Eni SpA 5.95% 5/15/2054[5]	831	814
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,535
Enterprise Products Operating, LLC 4.90% 5/15/2046	500	452
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,045
EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	694
EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,573
Equinor ASA 4.25% 11/23/2041	2,000	1,752
Expand Energy Corp. 5.875% 2/1/2029[5]	790	789
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,634
Expand Energy Corp. 4.75% 2/1/2032	810	767
Expand Energy Corp. 4.875% 4/15/2032[14]	7,225	42
Exxon Mobil Corp. 2.44% 8/16/2029	213	199
Genesis Energy, LP 8.00% 1/15/2027	1,493	1,524
American Funds Insurance Series — Page 122 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Genesis Energy, LP 7.75% 2/1/2028	USD350	$354
Genesis Energy, LP 8.25% 1/15/2029	670	692
Genesis Energy, LP 8.875% 4/15/2030	884	919
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,129
Global Partners, LP 8.25% 1/15/2032[5]	155	159
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,135	1,150
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	3,880	3,989
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,235	2,336
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[5]	4,750	4,770
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028[5]	420	425
Harvest Midstream I, LP 7.50% 5/15/2032[5]	190	195
Hess Midstream Operations, LP 5.875% 3/1/2028[5]	750	754
Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,631
Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	904
Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	392
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	650	619
Hilcorp Energy I, LP 6.00% 2/1/2031[5]	540	505
Hilcorp Energy I, LP 8.375% 11/1/2033[5]	475	487
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[5]	170	170
Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	410	418
Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,314
MPLX, LP 4.125% 3/1/2027	500	496
Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,747
New Fortress Energy, Inc. 6.50% 9/30/2026[5]	1,375	1,163
NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	2,320	2,359
NFE Financing, LLC 12.00% 11/15/2029[5]	20,423	17,230
Noble Finance II, LLC 8.00% 4/15/2030[5]	1,645	1,645
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	300	306
Parkland Corp. 5.875% 7/15/2027[5]	1,550	1,546
Parkland Corp. 4.625% 5/1/2030[5]	510	479
Permian Resources Operating, LLC 9.875% 7/15/2031[5]	586	642
Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,044
Permian Resources Operating, LLC 6.25% 2/1/2033[5]	800	798
Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,752
Petroleos Mexicanos 4.50% 1/23/2026	400	392
Petroleos Mexicanos 7.69% 1/23/2050	2,400	1,802
Plains All American Pipeline, LP 3.80% 9/15/2030	113	107
Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,577
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	4,240	4,009
Seadrill Finance, Ltd. 8.375% 8/1/2030[5]	625	625
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]	1,861	1,847
Sunoco, LP 7.00% 9/15/2028[5]	1,475	1,511
Sunoco, LP 4.50% 5/15/2029	925	877
Sunoco, LP 4.50% 4/30/2030	1,105	1,034
Sunoco, LP 6.25% 7/1/2033[5]	530	531
Talos Production, Inc. 9.00% 2/1/2029[5]	500	514
Talos Production, Inc. 9.375% 2/1/2031[5]	85	87
TGS ASA 8.50% 1/15/2030[5]	1,235	1,279
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,537
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,077
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	576
Transocean, Inc. 8.00% 2/1/2027[5]	105	105
Transocean, Inc. 8.50% 5/15/2031[5]	2,000	1,945
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Valero Energy Corp. 4.00% 4/1/2029	USD4,000	$3,890
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	954
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	764
Venture Global LNG, Inc. 8.375% 6/1/2031[5]	3,680	3,735
Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[5,11]	2,000	1,900
Weatherford International, Ltd. 8.625% 4/30/2030[5]	7,860	7,986
YPF SA 8.25% 1/17/2034[5]	1,225	1,214
		180,392
Information technology 0.56%
Accenture Capital, Inc. 4.25% 10/4/2031	5,283	5,189
Accenture Capital, Inc. 4.50% 10/4/2034	4,969	4,803
ams-OSRAM AG 12.25% 3/30/2029[5]	800	823
Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,300
Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,702
Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,076
Cisco Systems, Inc. 5.05% 2/26/2034	112	114
Cisco Systems, Inc. 5.10% 2/24/2035	9,674	9,811
Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,946
Cloud Software Group, Inc. 9.00% 9/30/2029[5]	3,750	3,743
Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,028
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[8,12]	3,825	3,792
CommScope Technologies, LLC 5.00% 3/15/2027[5]	5,703	5,129
CommScope, LLC 8.25% 3/1/2027[5]	1,527	1,448
CommScope, LLC 7.125% 7/1/2028[5]	1,973	1,748
CommScope, LLC 9.50% 12/15/2031[5]	400	412
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.575% 12/17/2029[8,12]	485	484
Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	7,575	7,871
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.075% 11/22/2032[8,12]	225	228
Fair Isaac Corp. 4.00% 6/15/2028[5]	1,050	999
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[4,8,12]	2,621	2,634
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[4,8,12]	69	69
Gen Digital, Inc. 6.25% 4/1/2033[5]	1,375	1,372
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	12,124
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	7,625
ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	565
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 3/8/2032[8,12]	1,750	1,741
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.568% 2/24/2033[8,12]	900	901
Microchip Technology, Inc. 5.05% 3/15/2029	3,000	3,021
Microchip Technology, Inc. 5.05% 2/15/2030	6,361	6,354
NCR Atleos Corp. 9.50% 4/1/2029[5]	4,144	4,497
NCR Voyix Corp. 5.125% 4/15/2029[5]	236	225
Open Text Holdings, Inc. 4.125% 12/1/2031[5]	400	354
Oracle Corp. 5.25% 2/3/2032	4,750	4,813
Oracle Corp. 5.50% 8/3/2035	6,232	6,284
Synaptics, Inc. 4.00% 6/15/2029[5]	875	803
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Synopsys, Inc. 5.15% 4/1/2035	USD6,898	$6,937
Synopsys, Inc. 5.70% 4/1/2055	5,521	5,486
Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,507
Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,348
UKG, Inc. 6.875% 2/1/2031[5]	950	964
Unisys Corp. 6.875% 11/1/2027[5]	370	361
Viasat, Inc. 5.625% 9/15/2025[5]	1,700	1,689
Viasat, Inc. 5.625% 4/15/2027[5]	6,733	6,468
Viasat, Inc. 6.50% 7/15/2028[5]	1,900	1,659
Viasat, Inc. 7.50% 5/30/2031[5]	6,626	5,012
Viavi Solutions, Inc. 3.75% 10/1/2029[5]	355	325
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,11,15]	1,014	994
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,11,15]	336	329
Xerox Holdings Corp. 5.50% 8/15/2028[5]	500	352
Xerox Holdings Corp. 8.875% 11/30/2029[5]	779	524
		145,983
Real estate 0.48%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	312
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,200
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,773
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,204
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,229
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	352
American Tower Corp. 1.45% 9/15/2026	2,369	2,266
American Tower Corp. 3.55% 7/15/2027	1,425	1,393
American Tower Corp. 3.60% 1/15/2028	1,000	974
American Tower Corp. 1.50% 1/31/2028	2,500	2,296
American Tower Corp. 2.30% 9/15/2031	1,500	1,284
American Tower Corp. 2.95% 1/15/2051	2,000	1,264
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	2,489
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,758
Boston Properties, LP 6.50% 1/15/2034	2,223	2,345
Boston Properties, LP 5.75% 1/15/2035	2,593	2,568
Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,825
Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,159
Fideicomiso Fibra Uno 7.70% 1/23/2032[5]	1,185	1,224
Forestar Group, Inc. 6.50% 3/15/2033[5]	710	696
Host Hotels & Resorts, LP 4.50% 2/1/2026	355	354
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,705	1,656
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,855	2,608
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,900	3,476
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	2,011
Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,633
Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,432
Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,708
Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,300	3,851
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,992
Kilroy Realty, LP 6.25% 1/15/2036	406	403
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]	3,842	3,745
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]	2,295	2,187
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	365
American Funds Insurance Series — Page 125 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
MPT Operating Partnership, LP 5.00% 10/15/2027	USD12,137	$10,980
MPT Operating Partnership, LP 4.625% 8/1/2029	630	481
MPT Operating Partnership, LP 8.50% 2/15/2032[5]	3,968	4,045
Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,130
Park Intermediate Holdings, LLC 7.00% 2/1/2030[5]	1,000	1,008
Prologis, LP 4.875% 6/15/2028	1,357	1,372
Prologis, LP 4.75% 6/15/2033	2,359	2,315
Prologis, LP 5.00% 3/15/2034	1,850	1,840
Prologis, LP 5.00% 1/31/2035	3,111	3,089
Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,309
Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,860
Public Storage Operating Co. 2.30% 5/1/2031	719	624
RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	630	566
Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	992
Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,391
Service Properties Trust 5.25% 2/15/2026	510	507
Service Properties Trust 4.75% 10/1/2026	1,635	1,606
Service Properties Trust 4.95% 2/15/2027	1,540	1,501
Service Properties Trust 5.50% 12/15/2027	655	632
Service Properties Trust 3.95% 1/15/2028	1,815	1,647
Service Properties Trust 8.375% 6/15/2029	3,028	3,030
Service Properties Trust 4.95% 10/1/2029	2,715	2,245
Service Properties Trust 4.375% 2/15/2030	705	545
Service Properties Trust 8.625% 11/15/2031[5]	1,775	1,874
Service Properties Trust 8.875% 6/15/2032	2,578	2,554
Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,703
Sun Communities Operating, LP 2.70% 7/15/2031	876	763
UDR, Inc. 2.95% 9/1/2026	760	744
		124,385
Industrials 0.46%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	419	418
Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,066
Ambipar Lux SARL 10.875% 2/5/2033[5]	601	616
Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	989
Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	20	18
Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,213
Avis Budget Car Rental, LLC 8.25% 1/15/2030[5]	775	757
Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	645	630
Axon Enterprise, Inc. 6.125% 3/15/2030[5]	1,100	1,113
Axon Enterprise, Inc. 6.25% 3/15/2033[5]	2,585	2,618
BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,457
BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,717
BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,808
BAE Systems PLC 5.50% 3/26/2054[5]	599	592
Boeing Co. (The) 3.10% 5/1/2026	251	247
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,919
Boeing Co. (The) 5.15% 5/1/2030	945	951
Boeing Co. (The) 3.625% 2/1/2031	178	165
Boeing Co. (The) 6.388% 5/1/2031	227	242
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,153
Boeing Co. (The) 6.528% 5/1/2034	8,024	8,602
Boeing Co. (The) 5.805% 5/1/2050	3,380	3,221
Boeing Co. (The) 6.858% 5/1/2054	2,001	2,175
American Funds Insurance Series — Page 126 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Brink’s Co. (The) 4.625% 10/15/2027[5]	USD2,385	$2,340
Brink’s Co. (The) 6.50% 6/15/2029[5]	485	492
Brink’s Co. (The) 6.75% 6/15/2032[5]	850	863
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50% 2/1/2032[5]	550	524
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,326
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,707
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	151
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	426
Carrier Global Corp. 6.20% 3/15/2054	163	174
Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,399
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	290	269
Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	255	228
CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,662
CSX Corp. 4.25% 3/15/2029	1,062	1,054
FTAI Aviation Investors, LLC 5.50% 5/1/2028[5]	1,540	1,511
Herc Holdings, Inc. 6.625% 6/15/2029[5]	1,100	1,105
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[8,12]	837	655
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[8,12]	163	127
Icahn Enterprises, LP 5.25% 5/15/2027	2,535	2,413
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,086
Icahn Enterprises, LP 10.00% 11/15/2029[5]	980	974
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,589
Lockheed Martin Corp. 5.10% 11/15/2027	951	973
Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,920
Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,880
Norfolk Southern Corp. 4.45% 3/1/2033	654	632
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,799
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,975
Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,384
OneSky Flight, LLC 8.875% 12/15/2029[5]	1,125	1,138
Otis Worldwide Corp. 2.293% 4/5/2027	2,135	2,047
Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	964
RTX Corp. 5.15% 2/27/2033	2,669	2,694
RTX Corp. 5.375% 2/27/2053	3,950	3,773
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	1,210	1,292
Texas Combined Tirz I, LLC 0% 12/7/2062[2,5]	400	400
TransDigm, Inc. 5.50% 11/15/2027	2,200	2,177
TransDigm, Inc. 6.625% 3/1/2032[5]	1,485	1,506
Triumph Group, Inc. 9.00% 3/15/2028[5]	1,310	1,379
Union Pacific Corp. 2.40% 2/5/2030	2,414	2,199
Union Pacific Corp. 5.10% 2/20/2035	3,197	3,226
Union Pacific Corp. 2.95% 3/10/2052	1,000	641
Union Pacific Corp. 5.60% 12/1/2054	4,750	4,775
Union Pacific Corp. 3.839% 3/20/2060	546	397
Union Pacific Corp. 3.799% 4/6/2071	545	377
United Rentals (North America), Inc. 3.875% 2/15/2031	2,105	1,912
United Rentals (North America), Inc. 3.75% 1/15/2032	385	340
XPO, Inc. 7.125% 6/1/2031[5]	800	820
		120,382
American Funds Insurance Series — Page 127 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.45%	Principal amount (000)	Value (000)
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	USD375	$393
ATI, Inc. 4.875% 10/1/2029	710	677
ATI, Inc. 5.125% 10/1/2031	1,110	1,044
Avient Corp. 7.125% 8/1/2030[5]	855	873
Avient Corp. 6.25% 11/1/2031[5]	170	169
Ball Corp. 3.125% 9/15/2031	2,520	2,186
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	930	844
Capstone Copper Corp. 6.75% 3/31/2033[5]	400	399
Celanese US Holdings, LLC 6.415% 7/15/2027	2,227	2,265
Celanese US Holdings, LLC 6.80% 11/15/2030	3,466	3,595
Celanese US Holdings, LLC 6.75% 4/15/2033	1,690	1,642
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[11]	1,806	1,889
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,392
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	3,625	3,372
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	1,650	1,616
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,205
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	675
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[5]	2,000	1,954
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	2,695	2,589
Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,480	1,478
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	3,000	2,781
CVR Partners, LP 6.125% 6/15/2028[5]	925	895
Dow Chemical Co. (The) 5.35% 3/15/2035	2,007	1,991
Dow Chemical Co. (The) 4.80% 5/15/2049	485	403
Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	805
Dow Chemical Co. (The) 5.95% 3/15/2055	5,000	4,843
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	5,438	5,437
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,654
First Quantum Minerals, Ltd. 8.00% 3/1/2033[5]	950	964
FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,201
FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,045
INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	1,988
INEOS Finance PLC 7.50% 4/15/2029[5]	395	394
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	5,027
Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	1,795	1,707
Linde, Inc. 1.10% 8/10/2030	2,938	2,489
LSB Industries, Inc. 6.25% 10/15/2028[5]	1,560	1,505
Methanex Corp. 5.125% 10/15/2027	6,305	6,187
Methanex US Operations, Inc. 6.25% 3/15/2032[5]	655	639
Minera Mexico, SA de CV 5.625% 2/12/2032[5]	7,515	7,461
Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	946
Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,477
Mosaic Co. 4.05% 11/15/2027	1,050	1,036
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	1,785	1,707
NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	835
NOVA Chemicals Corp. 7.00% 12/1/2031[5]	1,130	1,179
Novelis Corp. 3.875% 8/15/2031[5]	550	479
Olin Corp. 6.625% 4/1/2033[5]	1,525	1,484
Quikrete Holdings, Inc. 6.375% 3/1/2032[5]	555	559
Quikrete Holdings, Inc. 6.75% 3/1/2033[5]	1,050	1,046
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,494	1,506
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,620	3,629
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	1,715	1,633
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	315	303
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Usiminas International, Ltd. 7.50% 1/27/2032[5]	USD1,108	$1,120
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.647% Cash 1/16/2026[8,12,15]	751	758
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 10/10/2028[8,12,15]	755	759
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.656% Cash 10/10/2028[8,12,15]	1,242	1,131
Veritiv Operating Co. 10.50% 11/30/2030[5]	640	678
Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,268
Westlake Corp. 4.375% 11/15/2047	500	397
		117,603
Utilities 0.38%
Calpine Corp. 3.75% 3/1/2031[5]	1,975	1,803
Chile Electricity Lux MPC II SARL 5.672% 10/20/2035[5]	290	290
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035)[11]	1,375	1,343
Commonwealth Edison Co. 4.35% 11/15/2045	1,085	915
Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,955
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,050	2,033
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	577
Duke Energy Progress, LLC 3.70% 10/15/2046	457	343
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 4.125% 3/15/2028	1,225	1,178
Edison International 5.25% 11/15/2028	687	678
Edison International 5.45% 6/15/2029	800	790
Edison International 6.95% 11/15/2029	1,743	1,813
Edison International 6.25% 3/15/2030	1,825	1,849
Edison International 5.25% 3/15/2032	7,445	7,125
Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,138
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,11]	1,475	1,663
Emera US Finance, LP 3.55% 6/15/2026	320	315
Entergy Louisiana, LLC 5.15% 9/15/2034	4,400	4,389
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035)[11]	1,000	996
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	635
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[5]	1,000	1,023
Long Ridge Energy, LLC 8.75% 2/15/2032[5]	2,605	2,520
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.825% 2/19/2032[8,12]	1,925	1,858
MidAmerican Energy Co. 5.85% 9/15/2054	875	900
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	117
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	201
Pacific Gas and Electric Co. 6.95% 3/15/2034	5,548	6,015
Pacific Gas and Electric Co. 5.70% 3/1/2035	13,684	13,694
Pacific Gas and Electric Co. 3.30% 8/1/2040	100	74
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,950	2,465
PacifiCorp 5.30% 2/15/2031	1,404	1,433
PacifiCorp 5.45% 2/15/2034	796	803
PacifiCorp 5.35% 12/1/2053	3,347	3,076
PacifiCorp 5.80% 1/15/2055	575	562
PG&E Corp. 5.00% 7/1/2028	3,750	3,651
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PG&E Corp. 5.25% 7/1/2030	USD3,400	$3,268
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	412
Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,679
Saavi Energia SARL 8.875% 2/10/2035[5]	1,495	1,514
Southern California Edison Co. 2.85% 8/1/2029	4,450	4,091
Southern California Edison Co. 5.45% 6/1/2031	2,500	2,534
Southern California Edison Co. 5.20% 6/1/2034	2,522	2,463
Southern California Edison Co. 5.75% 4/1/2035	675	688
Southern California Edison Co. 5.35% 7/15/2035	3,000	2,936
Southern California Edison Co. 3.65% 2/1/2050	261	181
Southern California Edison Co. 6.20% 9/15/2055	4,750	4,740
Talen Energy Supply, LLC 8.625% 6/1/2030[5]	400	425
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,202
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,028
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031[5]	1,150	1,132
YPF Energia Electrica SA 7.875% 10/16/2032[5]	750	734
		100,422
Consumer staples 0.38%
7-Eleven, Inc. 0.95% 2/10/2026[5]	825	799
Albertsons Companies, Inc. 4.875% 2/15/2030[5]	1,000	957
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,267
BAT Capital Corp. 6.421% 8/2/2033	1,290	1,378
BAT Capital Corp. 5.625% 8/15/2035	6,074	6,101
BAT Capital Corp. 4.54% 8/15/2047	627	501
Campbell’s Co. (The) 4.75% 3/23/2035	2,209	2,117
Central Garden & Pet Co. 4.125% 4/30/2031[5]	955	856
Coca-Cola Co. 1.00% 3/15/2028	940	861
Coca-Cola Co. 4.65% 8/14/2034	1,806	1,797
Constellation Brands, Inc. 3.60% 2/15/2028	625	608
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,261
Coty, Inc. 4.75% 1/15/2029[5]	825	799
Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	400	412
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,784
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,847
J. M. Smucker Co. (The) 6.50% 11/15/2043	256	275
J. M. Smucker Co. (The) 6.50% 11/15/2053	899	973
Kroger Co. 5.00% 9/15/2034	4,462	4,362
Kroger Co. 5.50% 9/15/2054	1,983	1,872
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,061
Mars, Inc. 4.80% 3/1/2030[5]	3,408	3,428
Mars, Inc. 5.00% 3/1/2032[5]	1,855	1,864
Mars, Inc. 5.20% 3/1/2035[5]	4,087	4,109
Mars, Inc. 5.70% 5/1/2055[5]	4,108	4,108
Mondelez International, Inc. 4.75% 8/28/2034	3,615	3,537
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,127
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,080
Philip Morris International, Inc. 4.625% 11/1/2029	6,764	6,787
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,546
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,249
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,315
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,178
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,640
Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,699
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 6.25% 2/15/2032[5]	USD3,279	$3,302
Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	1,001
Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,939
Target Corp. 4.50% 9/15/2034	1,447	1,393
United Natural Foods, Inc. 6.75% 10/15/2028[5]	255	252
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,595	1,566
		100,008
Total corporate bonds, notes & loans		2,046,772
U.S. Treasury bonds & notes 6.31% U.S. Treasury 6.09%
U.S. Treasury 3.875% 4/30/2025	4,250	4,248
U.S. Treasury 4.75% 7/31/2025	71,532	71,641
U.S. Treasury 5.00% 10/31/2025	2,418	2,429
U.S. Treasury 4.875% 11/30/2025	12,250	12,306
U.S. Treasury 0.50% 2/28/2026	42,515	41,157
U.S. Treasury 4.625% 2/28/2026	2,096	2,106
U.S. Treasury 3.625% 5/15/2026	1,195	1,190
U.S. Treasury 4.625% 6/30/2026	17,210	17,340
U.S. Treasury 4.125% 2/15/2027	1,404	1,409
U.S. Treasury 3.875% 3/31/2027	182,742	182,848
U.S. Treasury 2.625% 5/31/2027	96,250	93,717
U.S. Treasury 0.50% 6/30/2027	36,300	33,681
U.S. Treasury 4.125% 9/30/2027	90,000	90,539
U.S. Treasury 4.00% 2/29/2028	46,200	46,343
U.S. Treasury 3.875% 3/15/2028	19,698	19,696
U.S. Treasury 3.625% 3/31/2028	10	10
U.S. Treasury 3.50% 4/30/2028	5,600	5,536
U.S. Treasury 4.00% 1/31/2029	9,869	9,897
U.S. Treasury 2.875% 4/30/2029	50,000	48,031
U.S. Treasury 4.25% 6/30/2029	28,885	29,243
U.S. Treasury 4.00% 3/31/2030	80,793	80,954
U.S. Treasury 0.625% 5/15/2030	20,225	17,112
U.S. Treasury 4.00% 7/31/2030	8,160	8,167
U.S. Treasury 4.875% 10/31/2030	50,765	52,954
U.S. Treasury 4.25% 6/30/2031	17,165	17,355
U.S. Treasury 4.125% 3/31/2032	42,126	42,241
U.S. Treasury 2.875% 5/15/2032	50,000	46,262
U.S. Treasury 4.125% 11/15/2032	723	724
U.S. Treasury 3.50% 2/15/2033	29,540	28,294
U.S. Treasury 3.875% 8/15/2033	119,136	116,772
U.S. Treasury 4.375% 5/15/2034	14,313	14,508
U.S. Treasury 4.25% 11/15/2034	2,075	2,081
U.S. Treasury 4.625% 2/15/2035	17,851	18,441
U.S. Treasury 1.375% 11/15/2040	54,995	35,777
U.S. Treasury 1.75% 8/15/2041	27,854	18,885
U.S. Treasury 2.00% 11/15/2041	1,181	830
U.S. Treasury 4.625% 5/15/2044	14,928	14,976
U.S. Treasury 4.75% 2/15/2045	70,107	71,405
U.S. Treasury 2.50% 2/15/2046	3,755	2,672
U.S. Treasury 3.00% 5/15/2047	9,355	7,192
U.S. Treasury 3.00% 2/15/2048	336	256
U.S. Treasury 2.25% 2/15/2052[9]	72,025	45,432
American Funds Insurance Series — Page 131 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 11/15/2052	USD5,700	$5,141
U.S. Treasury 3.625% 2/15/2053[9]	125,000	105,293
U.S. Treasury 3.625% 5/15/2053	22,676	19,103
U.S. Treasury 4.25% 2/15/2054	17,191	16,196
U.S. Treasury 4.25% 8/15/2054	37,315	35,219
U.S. Treasury 4.50% 11/15/2054	56,999	56,153
		1,593,762
U.S. Treasury inflation-protected securities 0.22%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]	4,955	4,967
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]	4,162	4,168
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035[16]	23,902	24,515
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[16]	25,354	24,260
		57,910
Total U.S. Treasury bonds & notes		1,651,672
Asset-backed obligations 2.47%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,7]	21	21
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[5,7]	10,457	10,442
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,7]	2,962	2,983
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,7]	700	701
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[5,7]	1,440	1,440
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[5,7]	1,302	1,307
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[5,7]	572	572
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[5,7]	1,482	1,493
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[5,7]	3,718	3,765
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[5,7]	1,122	1,122
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[5,7]	8,500	8,483
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[5,7]	4,575	4,557
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[5,7]	3,030	3,020
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,7]	20,244	19,881
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,7]	138	136
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,7]	11,617	11,191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,7]	32,377	33,075
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]	5,535	5,742
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036[5,7,8]	7,810	7,810
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,7]	167	163
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,7]	2,756	2,789
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[7]	1,092	1,094
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[7]	775	776
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[7]	2,440	2,449
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[7]	955	957
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[7]	1,874	1,878
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[7]	2,983	2,993
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[7]	9,601	9,701
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[7]	934	937
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,7]	4,207	3,833
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,7]	203	195
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[5,7]	4,811	4,846
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,7]	5,140	5,073
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,7]	1,709	1,570
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,7]	6,034	5,770
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,7]	2,500	2,508
American Funds Insurance Series — Page 132 of 308

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[5,7]	USD3,905	$3,917
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,7]	3,779	3,795
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[5,7]	5,924	5,977
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,7]	4,751	4,822
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,7]	1,016	943
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,7]	3,822	3,536
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,7]	809	752
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,7]	1,113	1,019
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[7]	2,782	2,793
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,7]	1,307	1,314
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,7]	1,958	1,986
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[7]	2,024	2,027
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[7]	3,457	3,489
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,7]	229	211
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,7]	855	860
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[5,7]	3,956	3,975
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,7]	247	247
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,7]	981	979
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,7]	1,940	1,950
EquipmentShare.com, Inc., Series 2024-2M, Class A, 5.70% 12/20/2032[5,7]	2,740	2,764
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[7]	2,088	2,089
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[7]	930	932
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030[7]	5,087	5,145
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[7]	4,430	4,511
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,7]	5,488	5,377
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,7]	6,693	6,859
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,7,8]	15,000	15,201
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[5,7]	3,235	3,231
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,7]	483	454
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,7]	194	183
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,7]	1,619	1,572
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,7]	6,843	6,457
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,7]	8,643	8,147
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,7]	2,875	2,642
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,7]	4,277	3,960
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,7]	339	312
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[5,7]	1,146	1,145
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[5,7]	908	912
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]	1,694	1,698
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,7]	9,657	10,088
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,7]	7,553	7,560
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[7]	2,372	2,386
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,7]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,7]	8,390	8,366
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,7]	4,900	4,678
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,7]	4,960	4,853
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,7]	4,585	4,756
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,7]	4,045	4,027
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,7]	10,307	9,850
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,7]	685	653
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,7]	429	407
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,7]	5,324	5,400
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[5,7]	1,616	1,617
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]	464	464
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]	853	855
American Funds Insurance Series — Page 133 of 308

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[5,7]	USD2,552	$2,528
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[7]	3,557	3,591
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[7]	3,229	3,263
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[5,7]	2,507	2,508
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,7]	2,363	2,376
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[5,7]	1,065	1,066
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[5,7]	562	563
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.273% 1/20/2033[5,7,8]	3,924	3,903
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[5,7]	3,292	2,963
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,7]	4,186	3,753
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,7]	5,232	4,872
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[5,7]	5,918	5,501
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,7]	3,329	3,097
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,7]	5,629	5,262
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,7]	23,051	21,531
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/25/2030[5,7,8]	921	921
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.364% 10/15/2029[5,7,8]	1,508	1,508
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.964% 10/15/2029[5,7,8]	5,378	5,380
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[5,7,8]	4,691	4,683
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[5,7]	1,069	1,073
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,7]	5,912	5,956
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]	2,725	2,579
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[5,7]	835	844
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.019% 9/15/2039[5,7,8]	623	621
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.504% 10/15/2030[5,7,8]	1,259	1,260
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[7]	359	360
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[7]	2,375	2,379
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[7]	738	740
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[7]	5,474	5,517
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]	5,062	5,134
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[7]	5,394	5,409
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,7]	681	681
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,7]	4,498	4,511
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,7]	559	560
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,7]	1,412	1,426
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[5,7]	2,488	2,490
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,7]	3,573	3,601
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[5,7]	3,310	3,324
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.164% 1/15/2053[5,7,8]	4,054	3,983
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,7]	2,867	2,649
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,7]	2,890	2,778
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,7]	2,359	2,281
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,7]	1,028	983
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,7]	834	797
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[5,7]	5,266	5,200
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[5,7]	6,216	6,182
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,7]	1,575	1,519
American Funds Insurance Series — Page 134 of 308

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]	USD3,169	$3,213
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031[7]	4,637	4,695
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,7]	1,257	1,182
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,7]	577	540
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,7]	729	671
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,7]	2,108	1,957
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.336% 4/15/2034[5,7,8]	3,229	3,217
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,7]	6,229	6,284
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,7]	8,337	8,293
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,7,8]	7,257	7,039
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]	5,253	5,288
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]	2,033	2,061
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,7]	7,898	7,303
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,7]	1,413	1,281
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027[5,7]	644	644
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,7]	1,256	1,277
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]	8,460	8,461
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[7]	4,292	4,308
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,11]	7,481	7,483
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[7]	10,500	10,722
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,7]	8,981	9,066
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[5,7]	1,042	1,063
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027[5,7]	2,151	2,151
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,7]	1,552	1,555
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[5,7]	6,044	6,048
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]	282	283
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[5,7]	2,142	2,147
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,7]	2,794	2,818
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[5,7]	7,276	7,292
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030[5,7]	1,973	1,991
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,7]	572	572
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]	7,845	7,900
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[7]	3,423	3,434
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[7]	4,623	4,663
		646,354
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Chile (Republic of) 4.85% 1/22/2029	4,500	4,538
CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,387
Egypt (Arab Republic of) 8.625% 2/4/2030[5]	1,125	1,090
OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	4,046
OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,413
Panama (Republic of) 7.50% 3/1/2031	1,970	2,040
Panama (Republic of) 2.252% 9/29/2032	4,805	3,514
Panama (Republic of) 8.00% 3/1/2038	1,495	1,544
Panama (Republic of) 4.50% 1/19/2063	1,035	632
Peru (Republic of) 1.862% 12/1/2032	2,525	1,972
Peru (Republic of) 5.875% 8/8/2054	2,310	2,242
Peru (Republic of) 2.78% 12/1/2060	3,775	2,061
Qatar (State of) 4.00% 3/14/2029[5]	745	736
Qatar (State of) 4.817% 3/14/2049[5]	750	689
United Mexican States 2.659% 5/24/2031	2,703	2,281
United Mexican States 3.50% 2/12/2034	1,790	1,472
United Mexican States 6.875% 5/13/2037	2,720	2,790
American Funds Insurance Series — Page 135 of 308

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States 7.375% 5/13/2055	USD4,235	$4,337
United Mexican States 3.771% 5/24/2061	1,528	893
		46,677
Municipals 0.09% Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	5,028
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,753
		9,781
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,882	3,908
Nevada 0.00%
Dept. of Business and Industry, Rev. Green Bonds (Brightlight West Passenger Rail Project), Series 2025-A, AMT, 9.50% 1/1/2065 (put 1/1/2033)[5]	900	897
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,975	4,375
Puerto Rico 0.00%
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	451	281
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,775	5,616
Total municipals		24,858
Total bonds, notes & other debt instruments (cost: $7,378,506,000)		7,257,031
Investment funds 5.16%
Capital Group Central Corporate Bond Fund[17]	161,013,354	1,350,902
Total investment funds (cost: $1,498,707,000)		1,350,902
Short-term securities 4.20% Money market investments 4.20%	Shares
Capital Group Central Cash Fund 4.33%[17,18]	10,988,246	1,098,824
Total short-term securities (cost: $1,098,811,000)		1,098,824
Total investment securities 101.29% (cost: $20,813,809,000)		26,524,832
Other assets less liabilities (1.29)%		(338,370)
Net assets 100.00%		$26,186,462
American Funds Insurance Series — Page 136 of 308

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	4,164	7/3/2025	USD862,664	$3,149
5 Year U.S. Treasury Note Futures	Long	7,836	7/3/2025	847,512	7,159
10 Year U.S. Treasury Note Futures	Long	2,191	6/30/2025	243,680	2,787
10 Year Ultra U.S. Treasury Note Futures	Short	1,554	6/30/2025	(177,350)	(2,059)
20 Year U.S. Treasury Note Futures	Long	135	6/30/2025	15,833	66
30 Year Ultra U.S. Treasury Bond Futures	Short	1,051	6/30/2025	(128,485)	(1,395)
					$9,707
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD32,675	$(1,691)	$(1,881)	$190
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 3/31/2025[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD31,070	$560	$615	$(55)
Investments in affiliates17

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Investment funds 5.16%
Capital Group Central Corporate Bond Fund	$1,368,034	$16,048	$49,718	$(7,907)	$24,445	$1,350,902	$16,048
Short-term securities 4.19%
Money market investments 4.19%
Capital Group Central Cash Fund 4.33%[18]	855,747	1,705,658	1,462,436	56	(201)	1,098,824	13,486
Total 9.35%				$(7,851)	$24,244	$2,449,726	$29,534
American Funds Insurance Series — Page 137 of 308

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Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$16,254	0.06%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[8,12]	9/13/2023	2,578	2,634	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[8,12]	9/13/2023-3/13/2025	69	69	0.00 [21]
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[11,15]	6/23/2023-3/24/2025	1,317	1,323	0.01
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	50	0.00 [21]
Total		$60,913	$20,330	0.08%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,330,000, which represented 0.08% of the net assets of the fund.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,555,667,000, which represented 5.94% of the net assets of the fund.

[6]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,249,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,531,000, which represented 0.06% of the net assets of the fund.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $37,850,000, which represented 0.14% of the net assets of the fund.

[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 3/31/2025.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Amount less than 0.01%.
American Funds Insurance Series — Page 138 of 308

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Key to abbreviation(s)
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
CMS = Constant Maturity Swap
DAC = Designated Activity Company
Dept. = Department
EUR = Euros

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 139 of 308

American Funds Global Balanced Fund
Investment portfolio
March 31, 2025
unaudited

Common stocks 60.53% Financials 10.08%	Shares	Value (000)
Banco Bilbao Vizcaya Argentaria, SA	300,934	$4,102
Chubb, Ltd.	13,198	3,986
B3 SA - Brasil, Bolsa, Balcao	1,742,754	3,708
Marsh & McLennan Cos., Inc.	12,857	3,138
ING Groep NV	160,154	3,135
Münchener Rückversicherungs-Gesellschaft AG	4,404	2,776
Standard Chartered PLC	162,349	2,406
HDFC Bank, Ltd. (ADR)	26,225	1,742
HDFC Bank, Ltd.	24,510	522
Morgan Stanley	19,032	2,220
BlackRock, Inc.	1,935	1,831
JPMorgan Chase & Co.	7,458	1,829
Zurich Insurance Group AG	2,598	1,812
Mizuho Financial Group, Inc.	35,600	970
BNP Paribas SA	11,368	947
Capital One Financial Corp.	4,422	793
NatWest Group PLC	135,145	792
Progressive Corp.	2,507	710
Great-West Lifeco, Inc.	16,064	629
AIA Group, Ltd.	77,400	585
Goldman Sachs Group, Inc.	798	436
3i Group PLC	9,121	427
Aegon, Ltd.	53,229	350
		39,846
Health care 9.68%
Sanofi	49,725	5,510
Gilead Sciences, Inc.	41,626	4,664
Eli Lilly and Co.	5,122	4,230
Abbott Laboratories	30,490	4,044
Novo Nordisk AS, Class B	44,841	3,108
Vertex Pharmaceuticals, Inc.[1]	5,634	2,731
UnitedHealth Group, Inc.	4,788	2,508
Medtronic PLC	19,926	1,791
DexCom, Inc.[1]	19,392	1,324
Stryker Corp.	3,551	1,322
Molina Healthcare, Inc.[1]	3,652	1,203
AbbVie, Inc.	5,437	1,139
Alnylam Pharmaceuticals, Inc.[1]	4,166	1,125
GE HealthCare Technologies, Inc.	13,414	1,083
CVS Health Corp.	11,482	778
Novartis AG	3,976	442
Takeda Pharmaceutical Co., Ltd.	14,500	431
BioMarin Pharmaceutical, Inc.[1]	5,924	419
AstraZeneca PLC	2,821	412
		38,264
American Funds Insurance Series — Page 140 of 308

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Common stocks (continued) Information technology 8.68%	Shares	Value (000)
Broadcom, Inc.	50,980	$8,536
Microsoft Corp.	22,221	8,342
Taiwan Semiconductor Manufacturing Co., Ltd.	192,000	5,353
Apple, Inc.	23,370	5,191
Accenture PLC, Class A	8,050	2,512
Texas Instruments, Inc.	7,590	1,364
ASML Holding NV	1,927	1,275
TDK Corp.	91,800	958
Salesforce, Inc.	2,916	782
		34,313
Industrials 8.29%
RTX Corp.	54,827	7,262
Volvo AB, Class B	95,793	2,817
Carrier Global Corp.	39,774	2,522
General Dynamics Corp.	8,253	2,250
BAE Systems PLC	88,786	1,797
Daikin Industries, Ltd.	15,000	1,628
Deutsche Post AG	37,296	1,592
Uber Technologies, Inc.[1]	21,398	1,559
Honeywell International, Inc.	5,771	1,222
Safran SA	4,594	1,212
Recruit Holdings Co., Ltd.	20,700	1,075
CSX Corp.	33,551	987
nVent Electric PLC	18,440	967
Airbus SE, non-registered shares	5,134	905
Rolls-Royce Holdings PLC	84,706	819
Melrose Industries PLC	112,888	696
PACCAR, Inc.	5,817	566
General Electric Co.	2,693	539
Waste Management, Inc.	2,046	474
United Rentals, Inc.	708	444
Caterpillar, Inc.	1,338	441
L3Harris Technologies, Inc.	1,800	377
Boeing Co. (The)[1]	1,845	315
AtkinsRealis Group, Inc.	6,542	311
GE Vernova, Inc.	— [2]	— [2]
		32,777
Consumer discretionary 4.77%
Amazon.com, Inc.[1]	25,290	4,812
Home Depot, Inc.	6,841	2,507
Ferrari NV	3,498	1,497
Ferrari NV (EUR denominated)	783	334
LVMH Moët Hennessy-Louis Vuitton SE	2,714	1,694
Royal Caribbean Cruises, Ltd.	7,563	1,554
Midea Group Co., Ltd., Class A	121,950	1,322
Compagnie Financière Richemont SA, Class A	6,877	1,201
Sony Group Corp.	29,000	739
Las Vegas Sands Corp.	17,186	664
Hasbro, Inc.	10,679	657
Starbucks Corp.	6,260	614
Restaurant Brands International, Inc.	5,826	388
Viking Holdings, Ltd.[1]	9,542	379
American Funds Insurance Series — Page 141 of 308

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
adidas AG	1,550	$363
ITC Hotels, Ltd.[1]	59,950	139
		18,864
Consumer staples 4.65%
Philip Morris International, Inc.	28,448	4,516
Imperial Brands PLC	112,873	4,174
British American Tobacco PLC	76,738	3,164
ITC, Ltd.	588,902	2,821
Suntory Beverage & Food, Ltd.	51,800	1,706
Nestlé SA	10,216	1,033
Sysco Corp.	10,874	816
Ajinomoto Co., Inc.	7,100	140
		18,370
Communication services 4.25%
Meta Platforms, Inc., Class A	13,311	7,672
Alphabet, Inc., Class A	32,671	5,052
Alphabet, Inc., Class C	7,289	1,139
Comcast Corp., Class A	24,222	894
Netflix, Inc.[1]	939	875
Omnicom Group, Inc.	9,333	774
Universal Music Group NV	14,322	395
		16,801
Materials 3.77%
Freeport-McMoRan, Inc.	126,470	4,788
Vale SA, ordinary nominative shares	221,811	2,204
Vale SA (ADR), ordinary nominative shares	56,123	560
Nitto Denko Corp.	124,000	2,285
Air Products and Chemicals, Inc.	4,891	1,442
Smurfit Westrock PLC	26,627	1,200
International Paper Co.	20,478	1,092
Rio Tinto PLC	9,962	596
Air Liquide SA	2,448	466
Celanese Corp.	4,784	272
		14,905
Utilities 3.28%
DTE Energy Co.	26,169	3,618
E.ON SE	138,248	2,086
Constellation Energy Corp.	9,629	1,942
Duke Energy Corp.	14,950	1,823
PG&E Corp.	81,992	1,409
SembCorp Industries, Ltd.	295,100	1,379
Dominion Energy, Inc.	12,884	722
Power Grid Corporation of India, Ltd.	— [2]	— [2]
		12,979
Energy 2.32%
Canadian Natural Resources, Ltd. (CAD denominated)	148,584	4,572
Shell PLC (GBP denominated)	47,724	1,737
TC Energy Corp. (CAD denominated)	31,803	1,502
American Funds Insurance Series — Page 142 of 308

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Common stocks (continued) Energy (continued)	Shares	Value (000)
Chevron Corp.	7,191	$1,203
Cameco Corp. (CAD denominated)	4,130	170
		9,184
Real estate 0.76%
CTP NV	99,326	1,780
Embassy Office Parks REIT	286,982	1,227
		3,007
Total common stocks (cost: $181,576,000)		239,310
Preferred securities 0.05% Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,986	198
Total preferred securities (cost: $323,000)		198
Convertible stocks 0.69% Utilities 0.35%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	33,700	1,369
Financials 0.34%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	18,365	1,343
Total convertible stocks (cost: $2,931,000)		2,712
Bonds, notes & other debt instruments 31.30% Bonds & notes of governments & government agencies outside the U.S. 12.51%	Principal amount (000)
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	81
Asian Development Bank 1.125% 6/10/2025	GBP100	128
Asian Development Bank 6.20% 10/6/2026	INR1,990	23
Asian Development Bank 6.72% 2/8/2028	18,000	212
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	62
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	411
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	700	418
Austria (Republic of) 0% 2/20/2031	EUR500	462
Austria (Republic of) 2.90% 2/20/2034	120	129
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[3]	USD445	449
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	291
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	341
Brazil (Federative Republic of) 10.00% 1/1/2031	12,103	1,744
Brazil (Federative Republic of) 10.00% 1/1/2035	5,535	737
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	224	34
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,616	239
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	224	33
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	139
Canada (Government) 2.25% 6/1/2025	CAD1,400	972
Canada (Government) 0.25% 3/1/2026	246	167
Canada (Government) 3.50% 3/1/2028	1,119	800
Canada (Government) 1.50% 12/1/2031	840	539
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	55
American Funds Insurance Series — Page 143 of 308

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY4,100	$581
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	546
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	284
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	427
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	345
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	59
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	1,860	257
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,225
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	306
Colombia (Republic of) 3.125% 4/15/2031	USD200	162
Estonia (Republic of) 3.25% 1/17/2034	EUR160	171
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	82
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	50
European Investment Bank 0.375% 9/15/2027	EUR110	114
European Investment Bank 6.95% 3/1/2029	INR5,700	67
European Investment Bank 0.25% 1/20/2032	EUR860	785
European Investment Bank 7.40% 10/23/2033	INR15,100	185
European Investment Bank 2.875% 1/15/2035	EUR45	48
Export-Import Bank of Thailand 5.354% 5/16/2029	USD200	206
French Republic O.A.T. 0.75% 2/25/2028	EUR410	424
French Republic O.A.T. 0% 11/25/2030	1,320	1,219
French Republic O.A.T. 2.00% 11/25/2032	610	609
French Republic O.A.T. 3.25% 5/25/2045	160	158
Germany (Federal Republic of) 0% 2/15/2032	540	493
Germany (Federal Republic of) 1.70% 8/15/2032	674	689
Germany (Federal Republic of) 2.30% 2/15/2033	300	318
Germany (Federal Republic of) 2.20% 2/15/2034	100	104
Germany (Federal Republic of) 1.00% 5/15/2038	180	154
Germany (Federal Republic of) 0% 8/15/2050	300	152
Germany (Federal Republic of) 0% 8/15/2052	80	38
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	74
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	91
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	523
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	IDR2,030,000	132
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	2,263,000	144
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	74
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	2,543,000	153
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	60
Inter-American Development Bank 7.00% 1/25/2029	INR26,000	306
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	186
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	190
Ireland (Republic of) 2.60% 10/18/2034	EUR100	105
Ireland (Republic of) 3.00% 10/18/2043	150	155
Ireland (Republic of) 3.15% 10/18/2055	290	294
Israel (State of) 4.50% 1/17/2033	USD200	187
Italy (Republic of) 1.35% 4/1/2030	EUR250	251
Italy (Republic of) 4.40% 5/1/2033	1,200	1,380
Italy (Republic of) 4.35% 11/1/2033	740	845
Italy (Republic of) 4.20% 3/1/2034	900	1,015
Italy (Republic of) 3.65% 8/1/2035	1,290	1,374
Italy (Republic of) 4.50% 10/1/2053	210	227
Italy (Republic of) 4.30% 10/1/2054	200	208
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	559
American Funds Insurance Series — Page 144 of 308

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 346, 0.10% 3/20/2027	JPY134,150	$882
Japan, Series 352, 0.10% 9/20/2028	61,950	401
Japan, Series 358, 0.10% 3/20/2030	37,400	237
Japan, Series 363, 0.10% 6/20/2031	189,200	1,181
Japan, Series 373, 0.60% 12/20/2033	55,750	348
Japan, Series 152, 1.20% 3/20/2035	382,350	2,479
Japan, Series 173, 0.40% 6/20/2040	50,350	267
Japan, Series 176, 0.50% 3/20/2041	109,950	583
Japan, Series 179, 0.50% 12/20/2041	50,500	263
Japan, Series 42, 1.70% 3/20/2044	59,400	368
Japan, Series 37, 0.60% 6/20/2050	26,950	119
Japan, Series 74, 1.00% 3/20/2052	84,000	401
Japan, Series 76, 1.40% 9/20/2052	41,100	217
Japan, Series 77, 1.60% 12/20/2052	78,050	432
Japan, Series 84, 2.10% 9/20/2054	82,450	507
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	116
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	118
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	244
New South Wales Treasury Corp. 4.25% 2/20/2036	670	386
Norway (Kingdom of) 1.75% 9/6/2029	NOK735	64
Norway (Kingdom of) 3.75% 6/12/2035	3,950	366
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	97
Panama (Republic of) 7.50% 3/1/2031	USD200	207
Panama (Republic of) 6.40% 2/14/2035	200	188
Philippines (Republic of) 0.25% 4/28/2025	EUR100	108
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	95
Portugal Republic 0.475% 10/18/2030	EUR50	48
Portugal Republic 3.00% 6/15/2035	160	169
Portugal Republic 3.50% 6/18/2038	230	248
Quebec (Province of) 3.35% 7/23/2039	190	201
Romania 2.125% 3/7/2028	130	134
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	149
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	236
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	2,115,960	1,592
Spain (Kingdom of) 0% 1/31/2027	EUR335	348
Spain (Kingdom of) 0.80% 7/30/2027	490	513
Spain (Kingdom of) 0.50% 10/31/2031	165	153
Spain (Kingdom of) 3.15% 4/30/2033	317	344
Spain (Kingdom of) 3.55% 10/31/2033	370	411
Spain (Kingdom of) 3.25% 4/30/2034	120	130
Spain (Kingdom of) 3.45% 10/31/2034	240	262
Turkey (Republic of) 7.125% 7/17/2032	USD200	197
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY7,250	166
United Kingdom 1.25% 7/22/2027	GBP410	498
United Kingdom 0.375% 10/22/2030	210	221
United Kingdom 1.00% 1/31/2032	750	779
United Kingdom 4.25% 6/7/2032	785	1,006
United Kingdom 3.25% 1/22/2044	644	639
United Kingdom 1.25% 7/31/2051	413	233
United Kingdom 4.375% 7/31/2054	235	263
United Kingdom 2.50% 7/22/2065	340	244
United Mexican States 6.875% 5/13/2037	USD200	205
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	510
United Mexican States, Series M, 8.00% 11/7/2047	5,120	207
American Funds Insurance Series — Page 145 of 308

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 8.00% 7/31/2053	MXN28,580	$1,144
United Mexican States, Series S, 4.00% 10/29/2054[4]	527	22
		49,470
Mortgage-backed obligations 7.35% Federal agency mortgage-backed obligations 5.93%
Fannie Mae Pool #FS3056 2.00% 10/1/2052[5]	USD161	128
Fannie Mae Pool #MA4805 4.50% 11/1/2052[5]	34	32
Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	269	271
Fannie Mae Pool #CB5912 6.00% 3/1/2053[5]	73	75
Fannie Mae Pool #MA4978 5.00% 4/1/2053[5]	1,335	1,312
Fannie Mae Pool #CB7104 5.50% 9/1/2053[5]	351	351
Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	459	467
Fannie Mae Pool #FS6767 6.50% 1/1/2054[5]	31	33
Fannie Mae Pool #MA5271 5.50% 2/1/2054[5]	22	22
Fannie Mae Pool #MA5296 5.50% 3/1/2054[5]	15	15
Fannie Mae Pool #MA5295 6.00% 3/1/2054[5]	3,103	3,154
Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	94	94
Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	76	78
Fannie Mae Pool #FS8467 5.50% 7/1/2054[5]	191	192
Fannie Mae Pool #CB8842 5.50% 7/1/2054[5]	142	142
Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	109	111
Fannie Mae Pool #CB8858 6.00% 7/1/2054[5]	74	76
Fannie Mae Pool #FS8318 6.00% 7/1/2054[5]	54	56
Fannie Mae Pool #DB7783 5.50% 8/1/2054[5]	88	88
Fannie Mae Pool #FS8758 6.00% 8/1/2054[5]	89	91
Fannie Mae Pool #DB7792 6.00% 8/1/2054[5]	74	75
Fannie Mae Pool #FS8757 6.00% 8/1/2054[5]	73	74
Fannie Mae Pool #BU4916 6.00% 8/1/2054[5]	36	37
Fannie Mae Pool #FS8756 6.00% 8/1/2054[5]	29	30
Fannie Mae Pool #MA5470 5.50% 9/1/2054[5]	408	408
Fannie Mae Pool #MA5471 6.00% 9/1/2054[5]	1,248	1,268
Fannie Mae Pool #FS8866 6.00% 9/1/2054[5]	96	98
Fannie Mae Pool #MA5530 5.00% 11/1/2054[5]	260	255
Fannie Mae Pool #DC7042 4.50% 12/1/2054[5]	284	272
Fannie Mae Pool #MA5552 5.00% 12/1/2054[5]	444	436
Fannie Mae Pool #MA5615 6.00% 2/1/2055[5]	123	125
Fannie Mae Pool #MA5647 6.00% 3/1/2055[5]	40	40
Fannie Mae Pool #MA5674 6.00% 4/1/2055[5]	44	45
Freddie Mac Pool #SD8266 4.50% 11/1/2052[5]	101	97
Freddie Mac Pool #SD8287 4.50% 1/1/2053[5]	56	54
Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	1,530	1,503
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[5]	10	11
Freddie Mac Pool #SD8401 5.50% 2/1/2054[5]	782	781
Freddie Mac Pool #QI0213 6.50% 2/1/2054[5]	8	8
Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	432	431
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	28	27
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	44	44
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	85	87
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[5]	36	36
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[5]	111	113
Freddie Mac Pool #SD5813 6.00% 7/1/2054[5]	76	78
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[5]	57	59
Freddie Mac Pool #SD8447 6.00% 7/1/2054[5]	54	55
Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	44	45
American Funds Insurance Series — Page 146 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8453 5.50% 8/1/2054[5]	USD24	$24
Freddie Mac Pool #SD6029 6.00% 8/1/2054[5]	48	49
Freddie Mac Pool #SD8454 6.00% 8/1/2054[5]	17	18
Freddie Mac Pool #SD8462 5.50% 9/1/2054[5]	595	594
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[5]	132	133
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[5]	164	167
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[5]	88	90
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[5]	84	86
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[5]	77	79
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[5]	46	47
Freddie Mac Pool #SD8469 5.50% 10/1/2054[5]	544	544
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[5]	75	72
Freddie Mac Pool #QX1414 5.50% 12/1/2054[5]	64	64
Freddie Mac Pool #SD8507 6.00% 2/1/2055[5]	23	23
Uniform Mortgage-Backed Security 2.00% 4/1/2055[5,6]	63	50
Uniform Mortgage-Backed Security 4.50% 4/1/2055[5,6]	536	512
Uniform Mortgage-Backed Security 5.00% 4/1/2055[5,6]	3,190	3,127
Uniform Mortgage-Backed Security 5.50% 4/1/2055[5,6]	1,054	1,053
Uniform Mortgage-Backed Security 6.00% 4/1/2055[5,6]	117	119
Uniform Mortgage-Backed Security 6.50% 4/1/2055[5,6]	108	111
Uniform Mortgage-Backed Security 5.50% 5/1/2055[5,6]	1,052	1,050
Uniform Mortgage-Backed Security 6.00% 5/1/2055[5,6]	812	824
Uniform Mortgage-Backed Security 6.00% 6/1/2055[5,6]	1,225	1,242
		23,458
Collateralized mortgage-backed obligations (privately originated) 0.64%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,5,7]	93	92
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.64% 5/25/2043[3,5,7]	150	153
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.24% 6/25/2043[3,5,7]	79	80
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.04% 7/25/2043[3,5,7]	53	53
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 1/25/2044[3,5,7]	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 5/25/2044[3,5,7]	74	74
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.99% 5/25/2044[3,5,7]	121	121
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[3,5,7]	21	21
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[3,5,7]	61	61
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[3,5,7]	36	36
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,5,8]	254	256
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[3,5,8]	121	122
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,5,7]	90	83
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,5,8]	92	93
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,5,8]	184	185
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[3,5,8]	218	220
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[3,5,8]	226	226
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[3,5,7]	100	100
American Funds Insurance Series — Page 147 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,5,8]	USD260	$264
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[3,5,8]	130	131
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[3,5,7]	97	97
		2,523
Commercial mortgage-backed securities 0.54%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[5,7]	55	57
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[3,5,7]	150	149
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[3,5]	140	143
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,5,7]	100	104
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,5,7]	135	138
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.769% 12/15/2029[3,5,7]	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[3,5,7]	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[3,5,7]	157	159
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,5,7]	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[3,5,7]	131	133
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.65% 3/15/2042[3,5,7]	295	294
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 12/15/2039[3,5,7]	143	143
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.09% 7/25/2054[3,5,7]	52	52
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[3,5,7]	555	550
		2,147
Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[5]	DKK424	56
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[5]	1,112	145
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	5,159	613
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[5]	452	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[5]	545	61
Realkredit Danmark AS 1.00% 10/1/2053[5]	180	20
		943
Total mortgage-backed obligations		29,071
Corporate bonds, notes & loans 6.39% Financials 1.56%
200 Park Funding Trust 5.74% 2/15/2055[3]	USD100	99
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[8]	EUR330	326
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[3,8]	USD200	203
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[8]	EUR200	232
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[8]	100	114
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[8]	USD161	164
Barclays PLC 7.09% 11/6/2029 (1-year EUR (vs. 6-month GBP-LIBOR) + 2.553% on 11/6/2028)[8]	GBP100	136
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[8]	USD200	209
BPCE SA 4.50% 1/13/2033	EUR100	112
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,8]	USD200	207
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031)[8]	EUR200	217
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
American Funds Insurance Series — Page 148 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[8]	USD70	$64
Corebridge Financial, Inc. 3.90% 4/5/2032	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	160	154
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[8]	EUR200	199
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-Gilt + 2.15% on 8/17/2026)[8]	GBP100	127
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[8]	USD290	299
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]	200	200
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027)[8]	360	383
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[8]	290	319
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[8]	EUR100	119
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[8]	USD160	159
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[8]	280	238
KfW 1.125% 7/4/2025	GBP95	122
Mastercard, Inc. 2.00% 11/18/2031	USD102	87
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[8]	294	304
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[8]	150	155
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[8]	119	120
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[8]	EUR175	172
New York Life Insurance Co. 3.75% 5/15/2050[3]	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[8]	65	72
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[8]	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	281
Royal Bank of Canada 1.20% 4/27/2026	175	169
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[8,9]	EUR250	275
		6,162
Utilities 0.94%
American Electric Power Co., Inc. 1.00% 11/1/2025	USD100	98
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[3]	200	204
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[3]	35	34
CMS Energy Corp. 3.00% 5/15/2026	180	177
Duke Energy Corp. 3.75% 4/1/2031	EUR100	108
Duke Energy Progress, LLC 3.70% 9/1/2028	USD75	73
Edison International 6.25% 3/15/2030	50	51
Electricite de France SA 6.25% 5/30/2028	GBP50	67
Electricite de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[8]	EUR200	237
Enel Américas SA 4.00% 10/25/2026	USD35	35
Enel Finance International NV 2.125% 7/12/2028[3]	200	184
Enfragen Energia Sur SA 5.375% 12/30/2030	200	177
Engie SA 7.00% 10/30/2028	GBP50	69
Exelon Corp. 3.40% 4/15/2026	USD150	148
FirstEnergy Corp. 1.60% 1/15/2026	100	97
Interstate Power and Light Co. 2.30% 6/1/2030	50	44
Pacific Gas and Electric Co. 3.15% 1/1/2026	100	99
Pacific Gas and Electric Co. 2.95% 3/1/2026	25	25
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	94
Pacific Gas and Electric Co. 3.30% 12/1/2027	252	242
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	113
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	30
Pacific Gas and Electric Co. 6.15% 1/15/2033	78	80
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	100
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	91
American Funds Insurance Series — Page 149 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Company of Colorado 5.75% 5/15/2054	USD85	$84
SP Transmission PLC 2.00% 11/13/2031	GBP100	106
Xcel Energy, Inc. 3.35% 12/1/2026	USD316	310
XPLR Infrastructure Operating Partners, LP 7.25% 1/15/2029[3]	550	542
		3,719
Energy 0.87%
Ecopetrol SA 8.625% 1/19/2029	125	133
Empresa Nacional del Petroleo 5.95% 7/30/2034[3]	200	203
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	24
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[3]	225	228
Halliburton Co. 3.80% 11/15/2025	2	2
Kinder Morgan, Inc. 4.30% 6/1/2025	165	165
ONEOK, Inc. 5.80% 11/1/2030	7	7
ONEOK, Inc. 6.05% 9/1/2033	53	55
Petroleos Mexicanos 6.875% 10/16/2025	63	63
Petroleos Mexicanos 6.875% 8/4/2026	211	210
Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,214
Petroleos Mexicanos 6.84% 1/23/2030	460	422
Qatar Energy 3.125% 7/12/2041[3]	320	240
Raizen Fuels Finance SA 6.45% 3/5/2034[3]	200	202
Saudi Arabian Oil Co. 5.75% 7/17/2054[3]	200	189
Targa Resources Corp. 5.50% 2/15/2035	2	2
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		3,441
Health care 0.56%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	25
AbbVie, Inc. 5.50% 3/15/2064	25	25
Amgen, Inc. 2.20% 2/21/2027	30	29
Amgen, Inc. 4.20% 3/1/2033	280	265
Amgen, Inc. 5.65% 3/2/2053	422	414
Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
Becton, Dickinson and Co. 4.298% 8/22/2032	320	306
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	83
CVS Health Corp. 5.40% 6/1/2029	242	247
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	195
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	107
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	254
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64
		2,218
Communication services 0.53%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN9,100	455
América Móvil, SAB de CV, 9.50% 1/27/2031	2,000	97
AT&T, Inc. 2.75% 6/1/2031	USD165	147
AT&T, Inc. 5.20% 11/18/2033	GBP100	125
AT&T, Inc. 2.55% 12/1/2033	USD64	52
Comcast Corp. 0% 9/14/2026	EUR100	104
American Funds Insurance Series — Page 150 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	$56
Orange 9.00% 3/1/2031[8]	65	79
Orange 3.625% 11/16/2031	EUR100	111
Orange 5.625% 1/23/2034	GBP90	117
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	187
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	106
T-Mobile USA, Inc. 3.70% 5/8/2032	100	109
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	115
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	137
Verizon Communications, Inc. 0.75% 3/22/2032	100	90
		2,087
Industrials 0.52%
Boeing Co. (The) 6.528% 5/1/2034	USD604	647
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	30
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	84
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	4
CSX Corp. 2.50% 5/15/2051	75	44
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	190
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	106
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[3]	USD81	82
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[3]	200	197
RTX Corp. 4.125% 11/16/2028	170	168
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	62
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	202
Veralto Corp. 4.15% 9/19/2031	EUR100	112
Veralto Corp. 5.45% 9/18/2033	USD60	61
		2,055
Consumer staples 0.51%
Altria Group, Inc. 2.20% 6/15/2027	EUR270	288
BAT Capital Corp. 3.215% 9/6/2026	USD62	61
BAT Capital Corp. 4.70% 4/2/2027	67	67
BAT Capital Corp. 3.557% 8/15/2027	105	103
BAT Capital Corp. 3.462% 9/6/2029	75	71
BAT Capital Corp. 5.625% 8/15/2035	243	244
British American Tobacco PLC, 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[8]	EUR640	682
Campbell’s Co. (The) 4.75% 3/23/2035	USD107	103
Coca-Cola Co. 1.25% 3/8/2031	EUR100	97
Coca-Cola Co. 4.65% 8/14/2034	USD61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	125
Philip Morris International, Inc. 5.75% 11/17/2032	USD110	115
		2,017
Consumer discretionary 0.30%
BMW International Investment BV 4.75% 9/4/2030	GBP100	127
BMW US Capital, LLC 3.90% 4/9/2025[3]	USD70	70
Daimler Truck International Finance BV 3.875% 6/19/2029	EUR100	112
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[3]	USD150	147
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[3]	150	149
General Motors Financial Co., Inc. 4.90% 10/6/2029	135	133
American Funds Insurance Series — Page 151 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 1.50% 6/15/2026[3]	USD250	$241
Hyundai Capital America 2.375% 10/15/2027[3]	109	103
McDonalds Corp. 1.60% 3/15/2031[9]	EUR100	98
		1,180
Materials 0.28%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	USD150	151
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	403
First Quantum Minerals, Ltd. 9.375% 3/1/2029[3]	250	263
Vale Overseas, Ltd. 3.75% 7/8/2030	94	87
Verallia SAS 3.875% 11/4/2032	EUR200	215
		1,119
Real estate 0.17%
American Tower Corp. 0.875% 5/21/2029	130	128
Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	110	117
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	102
Equinix, Inc. 2.15% 7/15/2030	176	154
Essex Portfolio, LP 3.50% 4/1/2025	120	120
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		661
Information technology 0.15%
Broadcom, Inc. 4.00% 4/15/2029[3]	21	20
Broadcom, Inc. 4.15% 11/15/2030	70	68
Broadcom, Inc. 3.419% 4/15/2033[3]	123	110
Broadcom, Inc. 3.137% 11/15/2035[3]	15	12
Oracle Corp. 2.65% 7/15/2026	216	211
SK hynix, Inc. 1.50% 1/19/2026	200	195
		616
Total corporate bonds, notes & loans		25,275
U.S. Treasury bonds & notes 4.40% U.S. Treasury 4.08%
U.S. Treasury 3.00% 7/15/2025	985	981
U.S. Treasury 3.75% 4/15/2026	76	76
U.S. Treasury 4.875% 5/31/2026	220	222
U.S. Treasury 4.50% 4/15/2027	1,223	1,237
U.S. Treasury 4.00% 6/30/2028	4,703	4,720
U.S. Treasury 4.375% 8/31/2028	81	82
U.S. Treasury 4.625% 9/30/2028	1,968	2,014
U.S. Treasury 4.125% 3/31/2029	865	871
U.S. Treasury 3.50% 9/30/2029	755	741
U.S. Treasury 4.00% 2/28/2030	1,130	1,133
U.S. Treasury 1.375% 11/15/2031[10]	771	651
U.S. Treasury 2.875% 5/15/2032	306	283
U.S. Treasury 1.875% 2/15/2041[10]	285	200
U.S. Treasury 2.25% 5/15/2041[10]	986	731
U.S. Treasury 2.875% 11/15/2046	400	302
U.S. Treasury 1.25% 5/15/2050[10]	440	219
U.S. Treasury 1.375% 8/15/2050	400	204
U.S. Treasury 2.375% 5/15/2051	510	334
U.S. Treasury 2.00% 8/15/2051[10]	560	334
American Funds Insurance Series — Page 152 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 11/15/2052	USD270	$244
U.S. Treasury 3.625% 2/15/2053	149	126
U.S. Treasury 4.25% 8/15/2054	420	396
		16,101
U.S. Treasury inflation-protected securities 0.32%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	368	364
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	681	709
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	265	202
		1,275
Total U.S. Treasury bonds & notes		17,376
Asset-backed obligations 0.62%
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,5]	23	23
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,5]	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,5]	148	154
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[3,5]	99	100
EquipmentShare.com, Inc., Series 2024-2M, Class A, 5.70% 12/20/2032[3,5]	96	96
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[3,5]	100	100
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[3,5]	43	43
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.273% 1/20/2033[3,5,7]	250	249
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,5]	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[3,5]	100	101
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 4/15/2032[3,5]	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,5]	208	210
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[3,5]	100	102
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[3,5]	86	86
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[3,5]	231	234
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[3,5]	14	15
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.899% 11/15/2052[3,5,7]	75	75
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[3,5,7]	250	250
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[3,5]	250	251
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,5]	7	7
		2,436
Municipals 0.03% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	74
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	55
Total municipals		129
Total bonds, notes & other debt instruments (cost: $128,984,000)		123,757
American Funds Insurance Series — Page 153 of 308

unaudited
Investment funds 1.02%		Shares	Value (000)
Capital Group Central Corporate Bond Fund[11]		482,384	$4,047
Total investment funds (cost: $3,818,000)			4,047
Short-term securities 7.87% Money market investments 7.83%
Capital Group Central Cash Fund 4.33%[11,12]		309,396	30,940
Bills & notes of governments & government agencies outside the U.S. 0.04%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP10,000	178
Total short-term securities (cost: $31,119,000)			31,118
Total investment securities 101.46% (cost: $348,751,000)			401,142
Other assets less liabilities (1.46)%			(5,787)
Net assets 100.00%			$395,355
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year Euro-Schatz Futures	Long	13	6/10/2025	USD1,503	$— [2]
2 Year U.S. Treasury Note Futures	Long	77	7/3/2025	15,952	10
5 Year Euro-Bobl Futures	Long	98	6/10/2025	12,482	(38)
5 Year U.S. Treasury Note Futures	Long	122	7/3/2025	13,195	64
10 Year Italy Government Bond Futures	Long	16	6/10/2025	2,033	(25)
10 Year French Government Bond Futures	Long	6	6/10/2025	796	9
10 Year Euro-Bund Futures	Short	82	6/10/2025	(11,423)	(134)
10 Year Australian Treasury Bond Futures	Short	7	6/16/2025	(493)	— [2]
10 Year Japanese Government Bond Futures	Short	1	6/20/2025	(923)	(3)
10 Year U.S. Treasury Note Futures	Long	15	6/30/2025	1,668	15
10 Year Canadian Government Bond Futures	Long	13	6/30/2025	1,122	9
10 Year UK Gilt Futures	Long	7	6/30/2025	829	(3)
10 Year Ultra U.S. Treasury Note Futures	Long	6	6/30/2025	685	4
20 Year U.S. Treasury Note Futures	Long	13	6/30/2025	1,525	— [2]
30 Year Euro-Buxl Futures	Short	11	6/10/2025	(1,418)	29
30 Year Ultra U.S. Treasury Bond Futures	Short	2	6/30/2025	(244)	1
					$(62)
American Funds Insurance Series — Page 154 of 308

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	268	BRL	1,390	Citibank	4/1/2025	$25
BRL	1,390	USD	249	Citibank	4/1/2025	(6)
USD	105	EUR	100	JPMorgan Chase	4/3/2025	(3)
EUR	1,115	USD	1,209	JPMorgan Chase	4/3/2025	(3)
USD	1,867	KRW	2,684,880	JPMorgan Chase	4/4/2025	44
EUR	115	USD	121	Citibank	4/4/2025	3
USD	71	COP	300,000	Citibank	4/4/2025	— [2]
USD	20	CLP	19,505	Morgan Stanley	4/4/2025	— [2]
USD	1,375	BRL	7,891	JPMorgan Chase	4/4/2025	(6)
USD	331	MXN	6,730	Morgan Stanley	4/7/2025	2
CHF	130	USD	147	Standard Chartered Bank	4/7/2025	— [2]
USD	67	RON	310	Bank of America	4/7/2025	— [2]
CNH	4,775	USD	661	Standard Chartered Bank	4/7/2025	(3)
CNH	11,025	USD	1,527	Citibank	4/7/2025	(8)
CNH	13,238	USD	1,831	HSBC Bank	4/7/2025	(8)
USD	83	ILS	300	Citibank	4/9/2025	2
USD	177	MYR	790	JPMorgan Chase	4/9/2025	(1)
USD	922	JPY	136,245	JPMorgan Chase	4/10/2025	13
GBP	495	USD	636	HSBC Bank	4/10/2025	4
USD	317	JPY	46,930	Citibank	4/10/2025	4
USD	48	AUD	75	JPMorgan Chase	4/10/2025	1
EUR	428	GBP	360	UBS AG	4/10/2025	(2)
JPY	20,800	USD	141	Citibank	4/10/2025	(3)
JPY	88,595	CHF	530	Morgan Stanley	4/10/2025	(9)
USD	287	GBP	234	HSBC Bank	4/10/2025	(15)
USD	285	GBP	234	Standard Chartered Bank	4/10/2025	(17)
USD	577	GBP	467	BNP Paribas	4/10/2025	(27)
USD	9,600	CNH	69,313	BNP Paribas	4/15/2025	49
USD	4,343	GBP	3,355	Citibank	4/15/2025	9
EUR	102	USD	111	HSBC Bank	4/15/2025	(1)
JPY	27,765	USD	188	HSBC Bank	4/15/2025	(2)
USD	694	GBP	535	Morgan Stanley	4/16/2025	3
USD	8,631	JPY	1,278,048	Citibank	4/17/2025	94
USD	1,390	AUD	2,195	Goldman Sachs	4/17/2025	18
USD	2,306	CAD	3,300	Goldman Sachs	4/17/2025	11
CNH	940	USD	130	UBS AG	4/17/2025	(1)
EUR	109	USD	119	Standard Chartered Bank	4/17/2025	(1)
NZD	47	USD	27	UBS AG	4/17/2025	(1)
CNH	7,875	USD	1,091	UBS AG	4/17/2025	(6)
MYR	915	USD	207	JPMorgan Chase	4/23/2025	— [2]
USD	836	MXN	16,830	Citibank	4/24/2025	16
USD	502	CHF	440	Goldman Sachs	4/24/2025	3
EUR	395	DKK	2,950	Goldman Sachs	4/24/2025	— [2]
USD	488	NOK	5,167	HSBC Bank	4/24/2025	(3)
USD	26,999	EUR	24,890	Morgan Stanley	4/25/2025	49
USD	878	EUR	810	BNP Paribas	4/25/2025	1
USD	120	SGD	160	HSBC Bank	4/25/2025	1
USD	54	CZK	1,240	Citibank	4/25/2025	— [2]
EUR	193	CAD	300	Citibank	4/25/2025	— [2]
USD	100	PLN	390	Citibank	4/25/2025	— [2]
USD	86	SEK	870	JPMorgan Chase	4/25/2025	(1)
American Funds Insurance Series — Page 155 of 308

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	664	IDR	11,015,751	Citibank	4/28/2025	$4
GBP	275	USD	356	Citibank	4/28/2025	(1)
USD	784	INR	67,415	Citibank	4/28/2025	(3)
EUR	4,550	USD	4,919	Morgan Stanley	5/7/2025	11
USD	531	EUR	490	Morgan Stanley	5/7/2025	— [2]
EUR	430	USD	456	BNP Paribas	6/6/2025	11
EUR	450	USD	483	UBS AG	6/9/2025	6
EUR	530	USD	574	Bank of America	6/9/2025	1
EUR	780	USD	856	Morgan Stanley	6/16/2025	(9)
						$245
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(2)	$—	$(2)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	— [2]	—	— [2]
3.5175%	Annual	SOFR	Annual	8/15/2027	USD2,500	(11)	—	(11)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	10	—	10
3.968%	Annual	SONIA	Annual	2/16/2029	1,495	(2)	—	(2)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	48	—	48
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	2	—	2
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	310	2	—	2
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	310	2	—	2
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	(3)	—	(3)
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	3,710	(3)	—	(3)
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	3,700	(3)	—	(3)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	3	—	3
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK3,710	(5)	—	(5)
3.947%	Annual	SONIA	Annual	3/20/2030	GBP410	(1)	—	(1)
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	— [2]	—	— [2]
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	970	— [2]	—	— [2]
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	1,500	— [2]	—	— [2]
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	3,540	— [2]	—	— [2]
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(2)	—	(1)
SONIA	Annual	3.9322%	Annual	2/16/2054	375	39	—	39
						$74	$—	$75
American Funds Insurance Series — Page 156 of 308

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(25)	$—	$(25)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	3,810	(73)	—	(74)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	9,330	(291)	—	(291)
							$(389)	$—	$(390)
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
ITRAXX.EUR.43	1.00%	Quarterly	6/20/2030	EUR770	$(14)	$(17)	$2
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[13] (000)	Value at 3/31/2025[14] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD3,783	$68	$75	$(7)
Investments in affiliates11

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.02%
Capital Group Central Corporate Bond Fund	$3,953	$46	$—	$—	$48	$4,047	$46
Short-term securities 7.83%
Money market investments 7.83%
Capital Group Central Cash Fund 4.33%[12]	22,187	36,654	27,896	(1)	(4)	30,940	274
Total 8.85%				$(1)	$44	$34,987	$320
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[8]	12/4/2024	$274	$275	0.07%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	103	98	0.02
Total		$377	$373	0.09%

American Funds Insurance Series — Page 157 of 308

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,444,000, which represented 2.89% of the net assets of the fund.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Step bond; coupon rate may change at a later date.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $373,000, which represented 0.09% of the net assets of the fund.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,207,000, which represented 0.31% of the net assets of the fund.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 3/31/2025.
[13]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[14]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
American Funds Insurance Series — Page 158 of 308

The Bond Fund of America®
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 96.90% Mortgage-backed obligations 36.66% Federal agency mortgage-backed obligations 30.32%	Principal amount (000)	Value (000)
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD— [2]	$— [2]
Fannie Mae Pool #256133 4.50% 1/1/2026[1]	2	1
Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	30	30
Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	28	27
Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	13	13
Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	2,177	2,038
Fannie Mae Pool #913966 6.00% 2/1/2037[1]	31	32
Fannie Mae Pool #945680 6.00% 9/1/2037[1]	332	346
Fannie Mae Pool #924866 6.14% 10/1/2037[1,3]	130	131
Fannie Mae Pool #988588 5.50% 8/1/2038[1]	163	166
Fannie Mae Pool #889982 5.50% 11/1/2038[1]	664	676
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	143	144
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	735	738
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	688	695
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	110,677	94,592
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	687	693
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	368	371
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	319	322
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	177	179
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	39	37
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,660	1,534
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	713	658
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	744	703
Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	121	115
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,452	4,232
Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	296	277
Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	727	691
Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	34	32
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	3,952	3,611
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	1,916	1,817
Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	72	69
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,148	2,093
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,132	1,035
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,510	4,895
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,176	3,815
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	18,292	17,338
Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	16,939	15,577
Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	10	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	429	397
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,159	1,027
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	777	692
Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,237	2,044
Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	18,105	17,062
Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,024	11,882
American Funds Insurance Series — Page 159 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	USD3,405	$3,105
Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,313	4,845
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	25,611	23,402
Fannie Mae Pool #CA5504 2.50% 4/1/2050[1]	11	10
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,100	4,312
Fannie Mae Pool #CA6168 2.50% 6/1/2050[1]	540	450
Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	15,554	13,800
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,401	4,807
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,696	1,481
Fannie Mae Pool #CA6727 2.50% 8/1/2050[1]	4,731	3,949
Fannie Mae Pool #CA6918 2.50% 8/1/2050[1]	975	813
Fannie Mae Pool #FP0058 2.50% 8/1/2050[1]	619	516
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	985	860
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	1,657	1,327
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050[1]	17,508	14,576
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,693	2,281
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	916	776
Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]	426	355
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	320	281
Fannie Mae Pool #CA7529 2.50% 10/1/2050[1]	920	767
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	260	220
Fannie Mae Pool #FM4684 2.50% 10/1/2050[1]	194	162
Fannie Mae Pool #FP0034 2.50% 10/1/2050[1]	182	152
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,517	1,324
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,177	5,232
Fannie Mae Pool #FM5309 2.50% 11/1/2050[1]	1,160	967
Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]	663	553
Fannie Mae Pool #CA7743 2.50% 11/1/2050[1]	26	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	15,495	13,811
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,064	854
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,048	915
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	6,672	5,354
Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,100	4,098
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	21,467	18,014
Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	1,578	1,315
Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	989	824
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	66	57
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	393	317
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,103	4,324
Fannie Mae Pool #CA9289 2.50% 2/1/2051[1]	3,566	2,976
Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]	7,511	6,254
Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	1,749	1,456
Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	982	818
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	29	23
Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]	5,047	4,203
Fannie Mae Pool #FM6871 2.50% 4/1/2051[1]	4,696	3,911
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,513	2,107
Fannie Mae Pool #FS0030 2.50% 4/1/2051[1]	174	145
Fannie Mae Pool #FM6965 2.50% 4/1/2051[1]	118	98
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,111	2,714
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	384	336
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	17	14
Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	1,945	1,628
American Funds Insurance Series — Page 160 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]	USD1,839	$1,531
Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	598	498
Fannie Mae Pool #BR0999 2.50% 5/1/2051[1]	480	400
Fannie Mae Pool #FM7409 2.50% 5/1/2051[1]	165	137
Fannie Mae Pool #FM7222 2.50% 5/1/2051[1]	33	28
Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	29	24
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	517	418
Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]	47	39
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	285	249
Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	199	174
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	78	63
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	8,871	7,451
Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]	4,805	4,012
Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]	4,529	3,771
Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	1,002	839
Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]	940	783
Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]	585	488
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	444	375
Fannie Mae Pool #CB1066 2.50% 7/1/2051[1]	221	185
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,385	1,216
Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	3,162	2,632
Fannie Mae Pool #FM8761 2.50% 9/1/2051[1]	1,978	1,647
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,072	902
Fannie Mae Pool #CB1552 2.50% 9/1/2051[1]	502	421
Fannie Mae Pool #FS4711 2.50% 9/1/2051[1]	444	370
Fannie Mae Pool #BQ7428 2.50% 9/1/2051[1]	318	267
Fannie Mae Pool #BT7263 2.50% 9/1/2051[1]	305	255
Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]	57	47
Fannie Mae Pool #FS5125 2.50% 10/1/2051[1]	326	271
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,153	2,758
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,505	3,598
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	132	106
Fannie Mae Pool #CB2088 2.50% 11/1/2051[1]	95	79
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	927	814
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	826	659
Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]	1,958	1,635
Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,877	1,499
Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	4,529	3,775
Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]	2,122	1,767
Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	1,148	956
Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	348	290
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,012	887
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	15,399	12,269
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,537	2,020
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	820	653
Fannie Mae Pool #BT1967 2.50% 2/1/2052[1]	1,788	1,498
Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]	903	753
Fannie Mae Pool #FS1080 2.50% 2/1/2052[1]	736	615
Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]	496	413
Fannie Mae Pool #FS1885 2.50% 2/1/2052[1]	446	372
Fannie Mae Pool #CB3099 2.50% 2/1/2052[1]	258	216
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	33,511	29,516
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,608	1,279
American Funds Insurance Series — Page 161 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	USD1,276	$1,016
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,092	871
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	876	697
Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	1,809	1,515
Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]	661	554
Fannie Mae Pool #BV4119 2.50% 3/1/2052[1]	365	305
Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	36	30
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,692	1,349
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	762	607
Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	32,156	26,770
Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	1,606	1,343
Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	275	256
Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	3,800	3,036
Fannie Mae Pool #FS8650 2.50% 5/1/2052[1]	21,073	17,572
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	2,215	1,854
Fannie Mae Pool #MA4598 2.50% 5/1/2052[1]	986	821
Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	152	126
Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,084	3,029
Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,383	1,363
Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	39,980	33,362
Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	748	626
Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]	438	365
Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	138	115
Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,867	2,825
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	577	569
Fannie Mae Pool #FS2805 2.50% 9/1/2052[1]	459	382
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	261	250
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	59	57
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	8,643	8,536
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	9,235	7,349
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	9,945	9,534
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,530	2,431
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	2,544	2,501
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	2,928	2,934
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,609	2,618
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	207	214
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	9,482	9,090
Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	889	852
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	133	131
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,075	5,083
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	39	39
Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	273	255
Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	31,143	30,625
Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	704	587
Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,712	4,399
Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	609	599
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	7,652	7,662
Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	409	382
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	153	150
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,145	4,160
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	434	437
Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,003	1,020
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	877	898
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,389	4,098
American Funds Insurance Series — Page 162 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	USD674	$646
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	16,049	15,773
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	91	89
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	964	968
Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	18,973	19,409
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,810	4,490
Fannie Mae Pool #CB6985 4.00% 5/1/2053[1]	434	405
Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	31	29
Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	10,721	10,533
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	2,961	2,912
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	2,830	2,781
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,085	6,089
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	882	885
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	7,412	7,539
Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]	2,915	2,793
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	6,887	6,883
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	6,546	6,550
Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	312	312
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,004	4,069
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,468	2,527
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,846	1,888
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,155	4,912
Fannie Mae Pool #FS9167 2.50% 7/1/2053[1]	3,705	3,090
Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	154	129
Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	76	71
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	20,264	19,407
Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	652	641
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	94	92
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,497	3,498
Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	8,202	8,502
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	24,152	24,164
Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,250	13,269
Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,411	6,422
Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	549	550
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	5,200	5,284
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	16,301	16,839
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,706	7,194
Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,060	12,079
Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	6,642	6,655
Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	9,031	9,188
Fannie Mae Pool #DA1557 6.00% 10/1/2053[1]	158	160
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	64,538	63,414
Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]	2,257	2,339
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	1,959	1,960
Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]	831	866
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	5,635	5,858
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,385	1,434
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	3,054	2,924
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	2,681	2,679
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,820	1,818
Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,332	7,500
Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	5,407	5,497
Fannie Mae Pool #CB8422 6.00% 2/1/2054[1]	1,921	1,953
Fannie Mae Pool #DA7831 6.00% 2/1/2054[1]	1,788	1,818
American Funds Insurance Series — Page 163 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	USD25	$23
Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]	21,474	20,562
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	19,456	19,480
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,653	1,652
Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,259	5,379
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,557	3,627
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	1,834	1,864
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	4,721	4,916
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,168	5,198
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	5,691	5,851
Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	597	598
Fannie Mae Pool #MA5354 6.00% 5/1/2054[1]	405	412
Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	261	265
Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	2,778	2,776
Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,908	1,917
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	19,384	19,863
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	4,664	4,740
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,287	1,312
Fannie Mae Pool #DB5030 6.00% 6/1/2054[1]	1,200	1,221
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	11,400	11,851
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	7,126	7,128
Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	1,527	1,535
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	29,936	30,423
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	5,350	5,492
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	2,690	2,743
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	2,503	2,545
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	2,256	2,316
Fannie Mae Pool #DB7685 6.00% 7/1/2054[1]	1,321	1,346
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,286	1,307
Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	705	716
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	17,488	18,179
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	5,064	5,257
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	2,816	2,935
Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	137	137
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	47,209	47,976
Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	1,353	1,377
Fannie Mae Pool #FS8795 6.00% 8/1/2054[1]	1,322	1,345
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	1,158	1,178
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	229	235
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	114	117
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	97	99
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	2,378	2,476
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	2,175	2,262
Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	3,721	3,719
Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]	1,724	1,738
Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	1,284	1,290
Fannie Mae Pool #MA5471 6.00% 9/1/2054[1]	3,389	3,444
Fannie Mae Pool #DC2270 6.00% 9/1/2054[1]	83	84
Fannie Mae Pool #MA5498 6.00% 10/1/2054[1]	934	950
Fannie Mae Pool #MA5530 5.00% 11/1/2054[1]	3,323	3,259
Fannie Mae Pool #MA5532 6.00% 11/1/2054[1]	3,663	3,722
Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	266	254
Fannie Mae Pool #CB9770 4.50% 12/1/2054[1]	90	86
Fannie Mae Pool #CB9768 4.50% 12/1/2054[1]	33	31
American Funds Insurance Series — Page 164 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]	USD4,205	$4,307
Fannie Mae Pool #BU5233 6.00% 12/1/2054[1]	1,451	1,480
Fannie Mae Pool #DC7823 6.00% 12/1/2054[1]	393	400
Fannie Mae Pool #BU5358 6.00% 12/1/2054[1]	305	311
Fannie Mae Pool #CB9821 6.00% 1/1/2055[1]	1,660	1,696
Fannie Mae Pool #CB9840 6.50% 1/1/2055[1]	2,082	2,168
Fannie Mae Pool #CB9836 6.50% 1/1/2055[1]	1,351	1,404
Fannie Mae Pool #MA5615 6.00% 2/1/2055[1]	8,664	8,803
Fannie Mae Pool #MA5647 6.00% 3/1/2055[1]	2,770	2,815
Fannie Mae Pool #MA5674 6.00% 4/1/2055[1]	644	654
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	9,873	8,859
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,352	6,624
Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	15,785	13,628
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	18,549	16,010
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,061	1,019
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,806	4,263
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	4	4
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	14	15
Fannie Mae, Series 2002-W1, Class 2A, 4.479% 2/25/2042[1,3]	16	16
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	53	52
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,004	986
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	39	40
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	31	30
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	39	39
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	29	29
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	54	55
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	191	194
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,856	1,623
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	133	131
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,555	4,750
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	140	139
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	9,632	8,232
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	314	320
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,147	1,826
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	16,041	14,505
Freddie Mac Pool #RA6996 2.50% 3/1/2047[1]	57	48
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	92	81
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	822	774
Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	501	475
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,113	3,663
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	10,747	9,906
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	787	741
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	248	227
Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	964	912
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	501	458
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,618	1,476
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	8,736	8,006
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	23,797	21,113
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	4,808	4,072
Freddie Mac Pool #RA3055 2.50% 7/1/2050[1]	27	23
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	337	296
Freddie Mac Pool #RA3515 2.50% 9/1/2050[1]	1,850	1,549
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,799	1,579
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	5,626	4,787
American Funds Insurance Series — Page 165 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QB4847 2.50% 10/1/2050[1]	USD1,206	$1,006
Freddie Mac Pool #QB5799 2.50% 11/1/2050[1]	61	51
Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]	25	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]	1,963	1,635
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	432	349
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	100	80
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	64,006	51,284
Freddie Mac Pool #QB9901 2.50% 3/1/2051[1]	2,327	1,938
Freddie Mac Pool #QC0416 2.50% 4/1/2051[1]	229	191
Freddie Mac Pool #SI2108 2.50% 4/1/2051[1]	163	136
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,280	1,033
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,115	975
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,416	2,036
Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]	782	651
Freddie Mac Pool #SD3095 2.50% 7/1/2051[1]	2,001	1,667
Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]	563	471
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	5,922	5,200
Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	794	635
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	10,230	8,590
Freddie Mac Pool #SD2963 2.50% 9/1/2051[1]	7,730	6,436
Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	1,885	1,572
Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	896	746
Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]	467	389
Freddie Mac Pool #QC6761 2.50% 9/1/2051[1]	51	43
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,036	906
Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]	1,945	1,623
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,484	5,671
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,853	1,628
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,378	1,898
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,413	1,193
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,199	1,049
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	824	658
Freddie Mac Pool #SD3729 2.50% 12/1/2051[1]	1,118	935
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	18	16
Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]	4,209	3,511
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,695	2,259
Freddie Mac Pool #QD5254 2.50% 1/1/2052[1]	501	420
Freddie Mac Pool #RA6634 2.50% 1/1/2052[1]	490	409
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,071	3,575
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,676	1,336
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	842	670
Freddie Mac Pool #QD7187 2.50% 2/1/2052[1]	985	821
Freddie Mac Pool #SI2095 2.50% 2/1/2052[1]	411	343
Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]	235	196
Freddie Mac Pool #QD7360 2.50% 2/1/2052[1]	172	144
Freddie Mac Pool #QD7312 2.50% 2/1/2052[1]	63	53
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	610	555
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,353	1,877
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,843	1,468
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	948	754
Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	865	688
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	175	139
Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	825	688
Freddie Mac Pool #QE0888 2.50% 3/1/2052[1]	732	613
American Funds Insurance Series — Page 166 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE0957 2.50% 3/1/2052[1]	USD70	$59
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,287	1,025
Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]	1,737	1,446
Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	581	484
Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]	227	189
Freddie Mac Pool #QE0322 2.50% 4/1/2052[1]	127	106
Freddie Mac Pool #SD1658 2.50% 4/1/2052[1]	123	102
Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	1,714	1,429
Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	389	324
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	41,884	36,355
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	3,696	3,208
Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	198	207
Freddie Mac Pool #SD3416 2.50% 7/1/2052[1]	894	745
Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	480	400
Freddie Mac Pool #SD2600 2.50% 7/1/2052[1]	192	160
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	4,402	3,822
Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,055	2,023
Freddie Mac Pool #SD1408 2.50% 8/1/2052[1]	197	165
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	574	504
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	72	69
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,092	3,551
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	333	319
Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	287	275
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	83	79
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	49	47
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	32	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	5,990	6,025
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	16,679	15,832
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	5,799	5,497
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	16,649	15,961
Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,499	3,449
Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,473	3,415
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,101	2,105
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	41	43
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,054	915
Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,029	961
Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	598	558
Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	11,769	11,267
Freddie Mac Pool #RA8309 6.00% 12/1/2052[1]	1,226	1,259
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	15,608	14,957
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	198	195
Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,200	3,273
Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	15,350	14,717
Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	2,266	2,227
Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	43,876	43,983
Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	24,003	24,046
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,676	4,682
Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	13,917	14,210
Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,620	2,446
Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,730	1,615
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	78	73
Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	2,868	2,677
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	199	191
American Funds Insurance Series — Page 167 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	USD4,585	$4,508
Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	648	636
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	556	546
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,133	4,137
Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	194	181
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	34	32
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	13,235	13,004
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	8,364	8,369
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	3,819	3,839
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,459	2,461
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	14,300	14,645
Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	580	542
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	5,644	5,546
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	19,945	19,955
Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	6,393	6,547
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,952	3,009
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	689	716
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	613	635
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	569	595
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	563	590
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	402	422
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	304	317
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	192	199
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	163	172
Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,180	4,836
Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	544	508
Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	66	62
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	260	256
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	19,824	19,848
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,619	7,614
Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	586	587
Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	8,477	8,667
Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,064	3,120
Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	480	448
Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	398	372
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	7,587	7,451
Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,318	2,321
Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,177	2,181
Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,159	2,162
Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,637	1,641
Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	4,593	4,690
Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	22,082	22,489
Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	14,149	14,395
Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	13,932	14,179
Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	11,154	11,369
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	6,497	6,611
Freddie Mac Pool #SD3916 6.00% 9/1/2053[1]	1,444	1,478
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	1,096	1,125
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	205,363	212,752
Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	815	801
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	18,283	18,580
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	3,934	4,063
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	614	603
Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	18,481	18,505
American Funds Insurance Series — Page 168 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	USD2,276	$2,315
Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	13,550	14,065
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	1,809	1,876
Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	5,441	5,553
Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	2,928	3,006
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	4,948	5,034
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	680	704
Freddie Mac Pool #SD5910 4.00% 2/1/2054[1]	188	175
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	789	789
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	11,838	12,030
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	4,811	4,893
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	3,876	3,955
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	205	208
Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,099	5,287
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	421	421
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,587	2,602
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,932	1,934
Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	8,715	8,901
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	5,429	5,552
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,225	4,331
Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,108	2,165
Freddie Mac Pool #SD8421 6.00% 4/1/2054[1]	173	176
Freddie Mac Pool #SD5316 6.00% 4/1/2054[1]	24	24
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,624	6,897
Freddie Mac Pool #QI3488 6.50% 4/1/2054[1]	4,757	4,908
Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]	2,013	1,977
Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,256	39,484
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,777	4,806
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	16,962	17,250
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	6,550	6,811
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,786	2,787
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	995	1,000
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	25,749	26,254
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	126	128
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	6,092	6,364
Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	2,524	2,523
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,847	1,845
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	24,251	24,645
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	13,511	13,907
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	3,214	3,278
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	2,743	2,797
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	247	252
Freddie Mac Pool #RJ1930 6.50% 7/1/2054[1]	15,137	15,616
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	2,627	2,730
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	2,054	2,021
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	1,462	1,439
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	1,328	1,304
Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	13,309	13,526
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	5,280	5,381
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,581	2,632
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	143	147
Freddie Mac Pool #QJ1440 6.00% 8/1/2054[1]	75	76
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	13,520	14,061
American Funds Insurance Series — Page 169 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	USD12,325	$12,812
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,954	5,164
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	5,000	5,158
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	3,416	3,561
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	1,957	2,034
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	1,180	1,220
Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	3,707	3,705
Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	4,591	4,690
Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]	2,900	2,948
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	492	502
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	274	280
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	252	259
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	231	237
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	157	160
Freddie Mac Pool #QJ3982 6.00% 9/1/2054[1]	48	49
Freddie Mac Pool #QJ3945 6.00% 9/1/2054[1]	32	33
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	4,280	4,461
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	2,688	2,783
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	2,305	2,391
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	1,038	1,079
Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	3,900	3,897
Freddie Mac Pool #QJ5971 6.00% 10/1/2054[1]	176	179
Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	46	47
Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]	5,619	5,815
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]	4,925	4,714
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]	7,467	7,323
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]	11,282	11,294
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]	3,387	3,447
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]	6,959	6,829
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	12,168	12,158
Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]	14	14
Freddie Mac Pool #QX1881 6.00% 12/1/2054[1]	287	293
Freddie Mac Pool #RJ3240 6.00% 1/1/2055[1]	5,892	6,007
Freddie Mac Pool #RJ3301 6.00% 1/1/2055[1]	2,491	2,557
Freddie Mac Pool #RJ3305 6.00% 1/1/2055[1]	1,691	1,731
Freddie Mac Pool #RJ3241 6.50% 1/1/2055[1]	1,586	1,651
Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]	12	13
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[1]	4,614	4,417
Freddie Mac Pool #SD8507 6.00% 2/1/2055[1]	1,550	1,575
Freddie Mac Pool #SD8525 6.00% 4/1/2055[1]	3,000	3,048
Freddie Mac Pool #SD8526 6.50% 4/1/2055[1]	494	509
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	39	40
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	97	102
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]	3,461	3,438
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	86	75
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	79	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	5,948	5,712
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,449	1,382
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,085	7,784
Government National Mortgage Assn. 3.00% 4/1/2055[1,4]	225	199
Government National Mortgage Assn. 4.00% 4/1/2055[1,4]	2,183	2,044
Government National Mortgage Assn. 5.00% 4/1/2055[1,4]	135	133
Government National Mortgage Assn. 5.50% 4/1/2055[1,4]	27,314	27,374
American Funds Insurance Series — Page 170 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.00% 5/1/2055[1,4]	USD6,176	$5,052
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	9,571	9,039
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	26	26
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	3,973	3,857
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	8,851	8,136
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	1,974	1,616
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,424	2,804
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	7,933	6,653
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	2,913	2,448
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	2,851	2,391
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,479	3,770
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,142	3,537
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,493	2,936
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	179	159
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	4,804	4,410
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	4,992	4,427
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	4,095	3,756
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	21,957	20,142
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	7,829	7,343
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	5,508	5,176
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,500	3,371
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,256	11,782
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,207	3,159
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	7,891	7,586
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	12,928	12,423
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,767	1,656
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	21,215	20,364
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[1]	9,117	8,538
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,479	1,091
Uniform Mortgage-Backed Security 2.00% 4/1/2040[1,4]	5,845	5,283
Uniform Mortgage-Backed Security 2.50% 4/1/2040[1,4]	5,188	4,801
Uniform Mortgage-Backed Security 3.00% 4/1/2055[1,4]	23	20
Uniform Mortgage-Backed Security 4.50% 4/1/2055[1,4]	6,516	6,233
Uniform Mortgage-Backed Security 5.00% 4/1/2055[1,4]	16,483	16,157
Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,4]	8,831	8,821
Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,4]	30,858	31,346
Uniform Mortgage-Backed Security 6.50% 4/1/2055[1,4]	558	575
Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,4]	70,524	73,721
Uniform Mortgage-Backed Security 2.50% 5/1/2055[1,4]	69,934	58,157
Uniform Mortgage-Backed Security 3.50% 5/1/2055[1,4]	71,956	64,859
Uniform Mortgage-Backed Security 4.00% 5/1/2055[1,4]	66,701	62,060
Uniform Mortgage-Backed Security 4.50% 5/1/2055[1,4]	8,276	7,913
Uniform Mortgage-Backed Security 6.00% 5/1/2055[1,4]	55,591	56,406
Uniform Mortgage-Backed Security 6.50% 5/1/2055[1,4]	25,568	26,342
Uniform Mortgage-Backed Security 7.00% 5/1/2055[1,4]	12,633	13,203
Uniform Mortgage-Backed Security 5.00% 6/1/2055[1,4]	242	237
		3,403,888
Commercial mortgage-backed securities 3.25%
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.011% 7/15/2041[1,3,5]	1,251	1,250
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	745
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	96
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]	684	733
American Funds Insurance Series — Page 171 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,3]	USD500	$531
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]	3,537	3,650
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	200
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	123	119
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]	2,444	2,409
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	943
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	262
Bank5, Series 2025-5YR14, Class A3, 5.646% 4/15/2058[1]	15,601	16,069
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,465
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]	781	767
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,491
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]	2,174	2,251
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058[1]	8,867	9,165
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,3]	2,774	2,882
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058[1]	7,780	8,072
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.217% 4/15/2037[1,3,5]	3,822	3,828
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.434% 6/15/2027[1,3,5]	8,476	8,532
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2034[1,3,5]	2,183	2,181
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[1,3,5]	14,727	14,605
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.384% 9/15/2036[1,3,5]	570	565
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.731% 10/15/2036[1,3,5]	995	992
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.08% 10/15/2036[1,3,5]	996	993
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.181% 11/15/2036[1,3,5]	10,670	10,582
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.81% 4/15/2037[1,3,5]	3,640	3,643
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.104% 6/15/2038[1,3,5]	1,981	1,974
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.304% 6/15/2038[1,3,5]	382	381
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.534% 6/15/2038[1,3,5]	259	258
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.834% 6/15/2038[1,3,5]	654	652
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.284% 11/15/2038[1,3,5]	8,555	8,535
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.684% 11/15/2038[1,3,5]	291	290
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.934% 11/15/2038[1,3,5]	86	85
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.284% 11/15/2038[1,3,5]	129	129
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.309% 2/15/2039[1,3,5]	8,600	8,520
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 8/15/2039[1,3,5]	8,241	8,254
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[1,3,5]	26,909	26,922
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.21% 7/15/2041[1,3,5]	1,514	1,517
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,3,5]	5,461	5,430
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,5]	19,044	19,465
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	600
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,3,5]	8,924	9,042
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	966	991
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,5]	1,121	1,153
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,3,5]	862	889
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	195
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.814% 7/15/2038[1,3,5]	569	569
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.134% 7/15/2038[1,3,5]	776	776
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.684% 7/15/2038[1,3,5]	594	594
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,482
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.769% 12/15/2029[1,3,5]	1,508	1,509
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,3,5]	10,443	10,552
American Funds Insurance Series — Page 172 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	USD400	$385
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	96
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,365
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[1,3,5]	8,260	8,242
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[1,3,5]	15,120	15,350
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,3,5]	1,478	1,489
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[1,3,5]	24,720	25,181
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.65% 3/15/2042[1,3,5]	28,416	28,310
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	622
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	231
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	6,854	6,348
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]	2,040	1,999
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 12/15/2039[1,3,5]	13,405	13,410
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.235% 4/15/2038[1,3,5]	47	47
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	241	240
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	240
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	712
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.711% 5/15/2039[1,3,5]	3,848	3,834
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	4,065	3,498
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.36% 7/15/2036[1,3,5]	800	795
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.513% 11/15/2038[1,3,5]	232	230
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.763% 11/15/2038[1,3,5]	124	123
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[1,3,5]	26,882	26,628
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,062	2,050
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,498
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	947
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	5,667	5,907
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	200
		364,762
Collateralized mortgage-backed obligations (privately originated) 3.09%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]	1,885	1,691
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	72	68
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	4,457	4,248
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,5,6]	12,080	11,633
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]	627	584
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]	271	264
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	695	634
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,5]	222	220
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,3,5]	2,629	2,597
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,3,5]	14,183	13,853
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	5,359	5,047
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]	128	119
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	1,137	1,012
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.09% 5/25/2042[1,3,5]	195	199
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.74% 12/25/2042[1,3,5]	491	501
American Funds Insurance Series — Page 173 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.64% 5/25/2043[1,3,5]	USD2,484	$2,531
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.24% 6/25/2043[1,3,5]	1,564	1,576
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.04% 7/25/2043[1,3,5]	794	797
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.39% 1/25/2044[1,3,5]	3,851	3,845
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 1/25/2044[1,3,5]	507	509
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 2/25/2044[1,3,5]	406	406
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 2/25/2044[1,3,5]	1,053	1,056
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 5/25/2044[1,3,5]	3,185	3,180
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.39% 9/25/2044[1,3,5]	1,323	1,321
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.94% 9/25/2044[1,3,5]	1,584	1,584
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[1,3,5]	2,030	2,029
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[1,3,5]	5,852	5,851
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	622	612
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	1,669	1,961
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	2,207	2,549
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]	1,726	1,416
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,5]	1,914	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.34% 4/25/2042[1,3,5]	786	792
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.54% 5/25/2042[1,3,5]	38	39
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.29% 6/25/2042[1,3,5]	148	151
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.49% 9/25/2042[1,3,5]	251	253
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.04% 9/25/2042[1,3,5]	1,519	1,598
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.69% 2/25/2044[1,3,5]	3,808	3,810
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.54% 5/25/2044[1,3,5]	14,189	14,194
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.34% 10/25/2044[1,3,5]	5,147	5,138
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.79% 10/25/2044[1,3,5]	1,648	1,648
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	4,968	5,002
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]	1,813	1,636
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,5,6]	713	688
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	4,811	4,606
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,5,6]	16,778	16,862
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,3,5]	684	690
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	2,395	2,397
American Funds Insurance Series — Page 174 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,6]	USD647	$647
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,5,6]	1,981	1,977
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,5]	2,130	1,930
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,5,6]	24,820	24,731
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.647% 3/25/2053[1,3,5]	2,596	2,545
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	7,098	7,165
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.672% 4/25/2053[1,3,5]	1,991	1,968
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,5,6]	3,647	3,671
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	7,984	8,059
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,5,6]	7,586	7,658
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,5,6]	19,195	19,439
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,5,6]	5,868	5,840
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,5,6]	21,494	21,711
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]	1,343	1,172
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,087	1,058
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,3,5]	1,044	978
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042[1,5]	14,345	13,327
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	171	171
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.069% 10/17/2041[1,3,5]	6,373	6,415
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	7,783	7,048
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.129% 7/25/2065[1,3,5]	3,531	3,566
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]	1,395	1,395
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	5,024	4,852
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,5]	8,581	8,533
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,5]	7,486	7,368
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[1,5]	3,367	3,278
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,5,6]	17,743	17,980
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	7,232	7,325
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,5,6]	15,171	15,238
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,3,5]	4,654	4,648
		346,658
Total mortgage-backed obligations		4,115,308
Corporate bonds, notes & loans 31.60% Financials 10.26%
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,803
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,775
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,945
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,124
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[3,5,7,8]	8,075	8,014
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[5,6]	1,597	1,687
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[5,6]	1,995	2,032
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[6]	EUR437	499
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	2,840	3,395
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	4,065	4,642
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD604	610
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	359	388
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	4,565	4,563
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[6]	4,927	4,983
American International Group, Inc. 5.125% 3/27/2033	2,749	2,755
Aon Corp. 5.35% 2/28/2033	1,083	1,102
American Funds Insurance Series — Page 175 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Aon North America, Inc. 5.15% 3/1/2029	USD3,015	$3,069
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,029
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,597
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,148
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,163
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,830
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,772
Banco Santander, SA 5.147% 8/18/2025	4,000	4,007
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	1,400	1,341
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	4,295	4,145
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	2,635	2,624
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	3,202	2,961
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	339	351
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[6]	1,150	1,119
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[6]	3,691	3,404
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[6]	5,024	5,094
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	20,927	17,914
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	36,155	30,893
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	4,850	4,884
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	1,858	1,885
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[6]	5,690	5,752
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[6]	2,378	2,395
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,402
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,987
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[6]	USD2,585	2,588
Block, Inc. 2.75% 6/1/2026	1,975	1,917
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	13,134	12,647
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	3,594	3,287
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,6]	4,117	4,213
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	4,729	4,652
BPCE SA 0.895% 12/14/2026	JPY100,000	662
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	USD2,150	2,170
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,6]	5,000	5,268
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[5,6]	1,285	1,311
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[5,6]	1,845	1,890
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,6]	6,195	6,254
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,6]	4,503	4,540
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[5,6]	5,105	5,282
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,6]	10,948	11,233
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	1,900	2,065
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	3,953	4,087
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,690
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028)[6]	31,095	31,215
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	2,430	2,431
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	515	524
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	1,936	1,978
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	1,204	1,259
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	2,920	2,983
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	2,445	2,524
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	462
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,999
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,407
American Funds Insurance Series — Page 176 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD2,015	$1,733
Citibank, NA 5.803% 9/29/2028	4,100	4,271
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,799
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	7,800	7,903
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[6]	5,103	5,036
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	530	472
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	990	868
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	3,090	2,828
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	140	144
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035)[6]	1,874	1,868
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[6]	15,346	15,767
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[6]	4,518	4,810
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,845
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,419
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,667
Corebridge Financial, Inc. 4.35% 4/5/2042	361	302
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[5,6]	4,450	4,423
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[5,6]	2,450	2,383
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[5,6]	2,990	2,866
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	2,975	2,954
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,275
Deutsche Bank AG 4.10% 1/13/2026	857	853
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	27,047	26,564
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	17,595	16,929
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	7,343	7,688
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	6,271	6,652
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[6]	6,685	6,655
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	6,750	6,209
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	3,235	2,910
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[6]	3,200	3,121
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	1,200	1,160
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR1,845	1,974
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]	4,230	4,508
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]	3,855	4,599
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[6]	12,035	14,090
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[6]	390	446
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	USD205	214
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[6]	1,968	1,964
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[6]	11,396	11,670
Five Corners Funding Trust III 5.791% 2/15/2033[5]	942	972
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	3,030	2,939
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	13,275	12,703
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	12,997	12,469
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	3,703	3,575
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	5,534	5,433
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	28,930	29,852
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[6]	13,759	13,876
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[6]	2,441	2,426
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[6]	2,929	2,849
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[6]	24,589	24,942
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	3,160	2,234
American Funds Insurance Series — Page 177 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	USD14,232	$13,044
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	9,437	8,208
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[6]	2,000	1,993
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	1,680	1,714
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,119
Intesa Sanpaolo SpA 5.71% 1/15/2026[5]	15,400	15,446
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	6,250	6,120
Intesa Sanpaolo SpA 3.875% 1/12/2028[5]	1,986	1,932
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,6]	5,100	5,670
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	705	652
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	3,272	3,269
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	323	314
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	1,400	1,433
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	20,000	20,178
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	2,678	2,732
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[6]	8,670	8,748
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[6]	11,980	11,823
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[6]	6,480	6,685
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[6]	10,724	10,823
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[6]	6,549	6,507
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[6]	3,531	3,587
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]	641	546
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	5,313	4,597
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	2,100	2,184
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	17,099	17,175
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[6]	2,790	2,731
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	2,415	2,343
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	1,375	1,413
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	1,625	1,652
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	1,979	2,003
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[6]	6,528	7,034
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[6]	6,357	6,586
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,262
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	244
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,990
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6,9]	1,405	1,543
MetLife, Inc. 3.60% 11/13/2025	3,490	3,472
MetLife, Inc. 5.375% 7/15/2033	1,279	1,319
Metropolitan Life Global Funding I 5.40% 9/12/2028[5]	840	865
Metropolitan Life Global Funding I 4.85% 1/8/2029[5]	2,050	2,070
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	619	621
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	6,200	5,966
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	2,225	2,129
American Funds Insurance Series — Page 178 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	USD1,430	$1,463
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	763	765
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	1,367	1,316
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]	1,701	1,756
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[6]	2,020	2,063
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	13,336	12,822
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	21,869	22,169
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[6]	21,784	22,463
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[6]	1,704	1,691
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[6]	2,441	2,481
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	3,031	2,541
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	11,313	11,449
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	5,050	5,236
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	3,069	3,071
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[6]	14,060	14,364
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,837
MSCI, Inc. 3.25% 8/15/2033[5]	695	600
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	3,555	3,593
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	2,170	2,207
Navient Corp. 6.75% 6/25/2025	425	426
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[5]	2,090	2,120
OneMain Finance Corp. 7.125% 3/15/2026	250	254
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[6]	EUR565	664
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[6]	165	185
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	1,345	1,618
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	USD4,594	4,725
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	12,265	13,565
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	635	650
Royal Bank of Canada 4.90% 1/12/2028	360	364
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,378
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	5,100	5,283
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[6]	3,706	3,692
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[5,6]	546	560
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	1,640	1,559
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	2,579	2,595
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,454
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,059
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,084
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	388
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[5]	1,400	1,445
Swedbank AB 6.136% 9/12/2026[5]	2,100	2,150
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030)[6]	1,494	1,484
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[6]	1,370	1,393
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]	2,605	2,620
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	2,396	2,581
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	1,741	1,777
American Funds Insurance Series — Page 179 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	USD4,707	$4,717
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,586	1,632
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	2,440	2,492
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	2,115	2,117
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[6]	7,300	7,449
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	2,839	2,760
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	1,712	1,767
UBS AG 7.50% 2/15/2028	2,445	2,633
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,6]	7,609	7,574
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[5,6]	11,200	10,893
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,6]	6,623	6,346
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,6]	17,490	17,811
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[5,6]	14,459	14,847
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	9,636	9,293
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	1,392	1,182
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	20,425	18,189
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[5,6]	4,038	3,458
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[5,6]	5,000	6,112
UniCredit SpA 4.625% 4/12/2027[5]	1,395	1,389
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	451
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	3,524	3,522
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	6,615	6,483
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	11,151	11,396
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	1,003	957
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	8,357	8,385
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	2,545	2,615
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	10,406	10,481
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	4,062	4,383
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[6]	3,148	3,127
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	5,719	4,857
		1,151,953
Utilities 4.32%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	933
Alabama Power Co. 3.00% 3/15/2052	3,219	2,071
Alfa Desarrollo SpA 4.55% 9/27/2051[5]	411	316
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	443
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,104
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	850
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	2,400	2,311
Comision Federal de Electricidad 4.688% 5/15/2029[5]	3,655	3,505
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,518
Consumers Energy Co. 4.625% 5/15/2033	2,800	2,736
DTE Energy Co. 5.10% 3/1/2029	7,900	8,007
DTE Energy Co. 3.00% 3/1/2032	259	231
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	317
Duke Energy Florida, LLC 5.875% 11/15/2033	370	391
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,063
Duke Energy Florida, LLC 3.00% 12/15/2051	293	186
Duke Energy Florida, LLC 5.95% 11/15/2052	575	588
American Funds Insurance Series — Page 180 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress, LLC 3.70% 9/1/2028	USD3,750	$3,669
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,513
Duke Energy Progress, LLC 2.50% 8/15/2050	644	377
Edison International 4.95% 4/15/2025	175	175
Edison International 4.125% 3/15/2028	6,768	6,511
Edison International 6.95% 11/15/2029	1,575	1,638
Electricité de France SA 5.65% 4/22/2029[5]	1,420	1,465
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR2,800	2,902
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	USD1,575	1,775
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,803
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[5]	1,310	1,285
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,514
Eversource Energy 5.00% 1/1/2027	3,415	3,439
Eversource Energy 5.50% 1/1/2034	2,275	2,287
FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,565
FirstEnergy Corp. 2.65% 3/1/2030	16,560	14,920
FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,964
Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,540
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,657
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,521
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,908
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,210
Georgia Power Co. 4.65% 5/16/2028	1,050	1,057
Georgia Power Co. 4.95% 5/17/2033	1,845	1,833
Georgia Power Co. 5.25% 3/15/2034	3,200	3,230
Georgia Power Co. 3.70% 1/30/2050	190	141
Jersey Central Power & Light Co. 2.75% 3/1/2032[5]	525	454
Monongahela Power Co. 3.55% 5/15/2027[5]	1,700	1,662
NiSource, Inc. 5.40% 6/30/2033	650	653
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,192
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,659
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	938
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,675
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,391
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,239
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,816
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	34,324
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,571
Pacific Gas and Electric Co. 6.15% 1/15/2033	518	534
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	12,894
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,403
Pacific Gas and Electric Co. 5.80% 5/15/2034	5,376	5,432
Pacific Gas and Electric Co. 5.70% 3/1/2035	14,434	14,445
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,611
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,524	4,616
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,519
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,285
PacifiCorp 5.30% 2/15/2031	603	616
PacifiCorp 5.45% 2/15/2034	8,920	8,996
PacifiCorp 3.30% 3/15/2051	325	213
PacifiCorp 2.90% 6/15/2052	586	353
PacifiCorp 5.35% 12/1/2053	3,678	3,380
American Funds Insurance Series — Page 181 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.50% 5/15/2054	USD8,738	$8,210
PacifiCorp 5.80% 1/15/2055	7,735	7,554
PECO Energy Co. 5.25% 9/15/2054	1,775	1,683
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,723
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,220
Public Service Electric and Gas Co. 5.05% 3/1/2035	2,575	2,592
Public Service Electric and Gas Co. 5.50% 3/1/2055	975	962
Puget Energy, Inc. 3.65% 5/15/2025	300	300
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,178
Southern California Edison Co. 5.30% 3/1/2028	4,000	4,049
Southern California Edison Co. 4.20% 3/1/2029	8,211	7,986
Southern California Edison Co. 2.85% 8/1/2029	7,752	7,127
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,499
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,354
Southern California Edison Co. 5.45% 6/1/2031	9,875	10,011
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,075
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,828
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,639
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,312
Southern California Edison Co. 5.625% 2/1/2036	7,051	6,966
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,729
Southern California Edison Co. 2.95% 2/1/2051	706	429
Southern California Edison Co. 3.65% 6/1/2051	354	243
Southern California Edison Co. 5.90% 3/1/2055	1,405	1,354
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,451
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,350
Tampa Electric Co. 5.15% 3/1/2035	5,175	5,138
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,202
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	443
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	780
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	235
Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,635
Xcel Energy, Inc. 4.75% 3/21/2028	7,360	7,390
Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,680
Xcel Energy, Inc. 5.45% 8/15/2033	4,355	4,376
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,250
		484,293
Health care 3.96%
AbbVie, Inc. 5.05% 3/15/2034	18,501	18,639
AbbVie, Inc. 5.35% 3/15/2044	800	792
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,500
AbbVie, Inc. 5.50% 3/15/2064	550	542
Amgen, Inc. 5.507% 3/2/2026	725	725
Amgen, Inc. 5.15% 3/2/2028	5,326	5,423
Amgen, Inc. 4.05% 8/18/2029	7,429	7,266
Amgen, Inc. 2.45% 2/21/2030	5,131	4,633
Amgen, Inc. 5.25% 3/2/2030	2,854	2,920
Amgen, Inc. 4.20% 3/1/2033	8,502	8,063
Amgen, Inc. 5.25% 3/2/2033	20,793	21,101
Amgen, Inc. 4.875% 3/1/2053	3,360	2,936
Amgen, Inc. 4.40% 2/22/2062	196	154
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,995
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,352
American Funds Insurance Series — Page 182 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 4.874% 2/8/2029	USD5,000	$5,038
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,671
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,086
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,089
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	423
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,246
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,622
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,869
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,663
Centene Corp. 4.25% 12/15/2027	14,860	14,512
Centene Corp. 2.45% 7/15/2028	12,410	11,333
Centene Corp. 4.625% 12/15/2029	14,945	14,330
Centene Corp. 3.375% 2/15/2030	15,718	14,228
Cigna Group (The) 5.125% 5/15/2031	2,095	2,127
Cigna Group (The) 5.25% 2/15/2034	3,745	3,766
CVS Health Corp. 5.125% 2/21/2030	1,720	1,732
CVS Health Corp. 5.25% 1/30/2031	960	969
CVS Health Corp. 5.55% 6/1/2031	3,707	3,785
CVS Health Corp. 5.25% 2/21/2033	2,122	2,096
CVS Health Corp. 5.70% 6/1/2034	7,706	7,830
CVS Health Corp. 5.625% 2/21/2053	40	37
CVS Health Corp. 5.875% 6/1/2053	4,897	4,626
CVS Health Corp. 6.05% 6/1/2054	1,995	1,937
CVS Health Corp. 6.00% 6/1/2063	1,344	1,269
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,328
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,605
Elevance Health, Inc. 4.55% 5/15/2052	271	223
Elevance Health, Inc. 5.125% 2/15/2053	784	704
Elevance Health, Inc. 5.70% 2/15/2055	995	971
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,521
Eli Lilly and Co. 5.50% 2/12/2055	7,907	8,012
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,419
HCA, Inc. 5.20% 6/1/2028	4,165	4,217
HCA, Inc. 2.375% 7/15/2031	2,233	1,901
HCA, Inc. 3.625% 3/15/2032	2,400	2,170
HCA, Inc. 4.625% 3/15/2052	226	180
Humana, Inc. 5.375% 4/15/2031	5,530	5,575
Humana, Inc. 5.55% 5/1/2035	1,735	1,716
Humana, Inc. 5.75% 4/15/2054	954	887
Johnson & Johnson 4.80% 6/1/2029	3,970	4,052
Johnson & Johnson 4.90% 6/1/2031	4,175	4,276
Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	747
Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,452
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,936
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,379
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,858
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,342
Roche Holdings, Inc. 1.93% 12/13/2028[5]	7,545	6,937
Roche Holdings, Inc. 4.592% 9/9/2034[5]	765	749
Roche Holdings, Inc. 2.607% 12/13/2051[5]	645	390
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	300
Stryker Corp. 4.85% 2/10/2030	1,235	1,248
Stryker Corp. 5.20% 2/10/2035	1,110	1,121
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,533
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	USD4,070	$3,980
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,180	3,424
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,440	1,607
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	37,896	27,428
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,400
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	399
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	412
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,924
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,591
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,070
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	958
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	780
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	383
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,287
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
Viatris, Inc. 4.00% 6/22/2050	1,847	1,212
		443,989
Consumer discretionary 3.74%
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	335	318
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,581
Amazon.com, Inc. 3.45% 4/13/2029	600	585
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,710
Amazon.com, Inc. 4.10% 4/13/2062	470	373
Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	255	241
Bath & Body Works, Inc. 6.875% 11/1/2035	14,740	14,947
BMW US Capital, LLC 3.45% 4/1/2027[5]	1,075	1,052
BMW US Capital, LLC 3.70% 4/1/2032[5]	1,350	1,240
Carnival Corp. 6.125% 2/15/2033[5]	4,115	4,058
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[5]	794	799
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	3,567	3,500
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[5]	1,320	1,334
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	832	848
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	3,230	2,976
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030[5]	565	571
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	8,174	6,958
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032[5]	430	431
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[5]	691	693
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[5]	246	244
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035[5]	3,395	3,408
Ford Motor Co. 3.25% 2/12/2032	620	511
Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,868
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	864
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	767
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	193
Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,635
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,359
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,160
Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,526
Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	478
Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,150
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,808
Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,825
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,152
American Funds Insurance Series — Page 184 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.80% 5/12/2028	USD2,030	$2,086
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	784
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	953
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,677
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,504
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,245
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,170
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,054
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,907
Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,046
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	704
General Motors Co. 6.125% 10/1/2025	13,888	13,960
General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,356
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,455
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,328
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,188
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,862
Hanesbrands, Inc. 9.00% 2/15/2031[5]	528	557
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,855
Home Depot, Inc. 4.75% 6/25/2029	1,849	1,872
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,594
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,767
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,651
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,159
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,608
Hyundai Capital America 1.80% 10/15/2025[5]	13,274	13,062
Hyundai Capital America 6.25% 11/3/2025[5]	825	832
Hyundai Capital America 1.30% 1/8/2026[5]	6,000	5,845
Hyundai Capital America 5.50% 3/30/2026[5]	705	711
Hyundai Capital America 1.50% 6/15/2026[5]	7,475	7,197
Hyundai Capital America 1.65% 9/17/2026[5]	7,275	6,970
Hyundai Capital America 3.00% 2/10/2027[5]	9,000	8,726
Hyundai Capital America 5.275% 6/24/2027[5]	1,650	1,669
Hyundai Capital America 2.375% 10/15/2027[5]	7,543	7,116
Hyundai Capital America 5.60% 3/30/2028[5]	1,385	1,411
Hyundai Capital America 5.30% 6/24/2029[5]	1,523	1,538
Hyundai Capital America 5.15% 3/27/2030[5]	25,720	25,641
Hyundai Capital America 5.40% 6/24/2031[5]	3,365	3,389
Hyundai Capital Services, Inc. 1.25% 2/8/2026[5]	3,695	3,587
Marriott International, Inc. 5.75% 5/1/2025	190	190
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,527
Marriott International, Inc. 4.90% 4/15/2029	653	657
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,353
McDonald’s Corp. 5.00% 5/17/2029	2,184	2,228
McDonald’s Corp. 2.125% 3/1/2030	2,482	2,213
McDonald’s Corp. 3.60% 7/1/2030	1,014	968
McDonald’s Corp. 4.95% 3/3/2035	2,619	2,608
McDonald’s Corp. 4.45% 3/1/2047	3,535	3,000
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,146
McDonald’s Corp. 5.15% 9/9/2052	509	472
Nissan Motor Co., Ltd. 4.81% 9/17/2030[5]	267	254
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,245
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	825	833
Stellantis Finance US, Inc. 5.35% 3/17/2028[5]	7,555	7,566
American Funds Insurance Series — Page 185 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	USD4,342	$3,620
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,674
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,620
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	718
Travel + Leisure Co. 6.625% 7/31/2026[5]	675	680
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[5]	1,635	1,620
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[5]	5,190	5,443
Wynn Resorts Finance, LLC 5.125% 10/1/2029[5]	410	394
		419,228
Energy 2.17%
Antero Resources Corp. 5.375% 3/1/2030[5]	280	275
APA Corp. 4.25% 1/15/2030[5]	2,465	2,345
Apache Corp. 4.625% 11/15/2025	645	642
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,095
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	748
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,764
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,502
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,512
Cenovus Energy, Inc. 5.25% 6/15/2037	289	278
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,318
Civitas Resources, Inc. 8.75% 7/1/2031[5]	22,400	23,031
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]	268	279
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,895
Ecopetrol SA 8.875% 1/13/2033	15,325	15,826
Energy Transfer, LP 5.25% 7/1/2029	979	994
Energy Transfer, LP 6.40% 12/1/2030	479	511
Eni SpA 5.50% 5/15/2034[5]	359	362
Eni SpA 5.95% 5/15/2054[5]	222	217
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,445
Equinor ASA 3.625% 9/10/2028	4,928	4,825
Equinor ASA 3.125% 4/6/2030	20,000	18,760
Equinor ASA 3.25% 11/18/2049	5,687	3,981
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,575
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	11,320	11,474
Hess Midstream Operations, LP 5.875% 3/1/2028[5]	1,470	1,478
Odebrecht Drilling Services, LLC 7.50% 6/15/2030[5]	6	6
Oleoducto Central SA 4.00% 7/14/2027[5]	1,715	1,668
Oleoducto Central SA 4.00% 7/14/2027	350	340
Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,996
Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,135
Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,631
Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,248
Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,415
Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,262
Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,188
Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,240
Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,967
Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,856
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	6,770	6,401
Shell Finance US, Inc. 2.75% 4/6/2030	377	347
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[5]	809	809
American Funds Insurance Series — Page 186 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TotalEnergies Capital International SA 3.455% 2/19/2029	USD885	$859
TotalEnergies Capital SA 5.275% 9/10/2054	1,395	1,316
		243,829
Industrials 1.82%
ADT Security Corp. 4.125% 8/1/2029[5]	510	479
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[5]	730	547
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	565	401
Air Lease Corp. 2.875% 1/15/2026	10,172	10,026
Air Lease Corp. 2.20% 1/15/2027	4,341	4,161
Air Lease Corp. 5.20% 7/15/2031	3,650	3,668
BAE Systems PLC 5.00% 3/26/2027[5]	1,200	1,211
BAE Systems PLC 5.125% 3/26/2029[5]	3,482	3,537
BAE Systems PLC 5.25% 3/26/2031[5]	2,156	2,199
BAE Systems PLC 5.30% 3/26/2034[5]	570	577
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,015
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,572
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,245
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,605
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,337
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,329
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,838
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,581
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,513
Boeing Co. (The) 3.625% 2/1/2031	751	697
Boeing Co. (The) 6.388% 5/1/2031	5,632	6,005
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,481
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,020
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	418
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,174
Carrier Global Corp. 2.722% 2/15/2030	292	267
Carrier Global Corp. 2.70% 2/15/2031	292	260
Carrier Global Corp. 3.577% 4/5/2050	47	34
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[5]	1,260	1,263
CSX Corp. 4.10% 11/15/2032	1,886	1,802
CSX Corp. 5.20% 11/15/2033	1,333	1,360
CSX Corp. 4.50% 11/15/2052	4,470	3,822
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	978	980
General Dynamics Corp. 3.75% 5/15/2028	479	471
General Dynamics Corp. 3.625% 4/1/2030	387	372
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,141
LG Energy Solution, Ltd. 5.25% 4/2/2028[5]	13,205	13,176
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	2,690	2,645
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,771
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,401
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,871
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,015
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,362
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	560
RTX Corp. 3.125% 5/4/2027	4,551	4,430
RTX Corp. 4.125% 11/16/2028	4,974	4,906
RTX Corp. 5.75% 1/15/2029	410	427
RTX Corp. 6.00% 3/15/2031	550	584
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RTX Corp. 2.375% 3/15/2032	USD451	$384
RTX Corp. 6.10% 3/15/2034	401	430
RTX Corp. 2.82% 9/1/2051	665	407
RTX Corp. 3.03% 3/15/2052	1,190	755
RTX Corp. 6.40% 3/15/2054	1,006	1,102
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[5]	2,550	2,212
Triton Container International, Ltd. 3.15% 6/15/2031[5]	2,482	2,155
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,131
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,058
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,034
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,663
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,123
Union Pacific Corp. 2.95% 3/10/2052	1,405	900
Union Pacific Corp. 5.60% 12/1/2054	470	473
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,493
Veralto Corp. 5.50% 9/18/2026	350	354
Veralto Corp. 5.35% 9/18/2028	2,450	2,510
Veralto Corp. 5.45% 9/18/2033	1,680	1,714
Waste Management, Inc. 1.50% 3/15/2031	419	352
Waste Management, Inc. 4.15% 4/15/2032	688	664
Waste Management, Inc. 4.875% 2/15/2034	2,830	2,832
		204,317
Consumer staples 1.73%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,580
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,340
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,704
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,725
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,049
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,199
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,350
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,607
BAT Capital Corp. 5.35% 8/15/2032	18,664	18,777
BAT Capital Corp. 6.421% 8/2/2033	4,665	4,981
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,224
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,446
BAT Capital Corp. 5.65% 3/16/2052	120	111
BAT International Finance PLC 3.95% 6/15/2025[5]	16,879	16,838
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,954
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,912
Campbell’s Co. (The) 5.20% 3/21/2029	726	737
Campbell’s Co. (The) 5.40% 3/21/2034	534	538
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,339
Constellation Brands, Inc. 4.35% 5/9/2027	890	887
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,261
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,931
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,740
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,360
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,777
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	549
JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,887
Mars, Inc. 4.80% 3/1/2030[5]	4,670	4,698
Mars, Inc. 5.00% 3/1/2032[5]	3,640	3,657
Mars, Inc. 5.20% 3/1/2035[5]	15,670	15,754
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Mars, Inc. 5.65% 5/1/2045[5]	USD2,371	$2,378
Mars, Inc. 5.70% 5/1/2055[5]	13,235	13,233
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,402
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,514
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,869
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,002
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,745
Philip Morris International, Inc. 4.75% 11/1/2031	830	828
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,677
Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,552
Walmart, Inc. 4.10% 4/15/2033	1,206	1,170
Walmart, Inc. 4.50% 4/15/2053	1,416	1,253
		194,535
Communication services 1.51%
AT&T, Inc. 1.70% 3/25/2026	17,807	17,323
AT&T, Inc. 1.65% 2/1/2028	4,700	4,348
AT&T, Inc. 4.30% 2/15/2030	15,940	15,698
AT&T, Inc. 2.55% 12/1/2033	12,748	10,456
AT&T, Inc. 5.40% 2/15/2034	629	639
CCO Holdings, LLC 5.125% 5/1/2027[5]	4,800	4,731
CCO Holdings, LLC 4.75% 2/1/2032[5]	1,265	1,125
CCO Holdings, LLC 4.25% 1/15/2034[5]	3,875	3,190
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,405
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,232
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	988
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,315
Charter Communications Operating, LLC 5.25% 4/1/2053	835	675
Comcast Corp. 3.15% 2/15/2028	7,200	6,971
Comcast Corp. 4.55% 1/15/2029	1,610	1,617
Comcast Corp. 4.80% 5/15/2033	1,841	1,814
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,247
Comcast Corp. 5.50% 5/15/2064	250	235
Netflix, Inc. 4.90% 8/15/2034	645	646
Netflix, Inc. 5.40% 8/15/2054	127	125
News Corp. 5.125% 2/15/2032[5]	1,300	1,241
SBA Tower Trust 1.631% 11/15/2026[5]	6,741	6,404
Sirius XM Radio, LLC 4.00% 7/15/2028[5]	675	630
Sirius XM Radio, LLC 3.875% 9/1/2031[5]	12,000	10,296
T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,273
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,332
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,928
T-Mobile USA, Inc. 4.95% 3/15/2028	705	713
T-Mobile USA, Inc. 4.80% 7/15/2028	175	176
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,741
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,315
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,166
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,003
T-Mobile USA, Inc. 5.05% 7/15/2033	832	827
T-Mobile USA, Inc. 5.75% 1/15/2034	730	761
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,524
T-Mobile USA, Inc. 6.00% 6/15/2054	920	940
T-Mobile USA, Inc. 5.50% 1/15/2055	406	386
American Funds Insurance Series — Page 189 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 1.75% 1/20/2031	USD9,144	$7,735
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,449
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,349
Verizon Communications, Inc. 4.78% 2/15/2035[5]	1,552	1,507
Verizon Communications, Inc. 3.55% 3/22/2051	625	447
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,996
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,351
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,099
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	99
ZipRecruiter, Inc. 5.00% 1/15/2030[5]	490	431
		169,910
Real estate 0.83%
American Tower Corp. 3.65% 3/15/2027	1,375	1,352
Boston Properties, LP 2.90% 3/15/2030	4,630	4,172
Boston Properties, LP 3.25% 1/30/2031	463	415
Boston Properties, LP 2.55% 4/1/2032	1,674	1,380
Boston Properties, LP 2.45% 10/1/2033	1,335	1,046
Boston Properties, LP 6.50% 1/15/2034	10,849	11,445
Boston Properties, LP 5.75% 1/15/2035	11,874	11,759
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,018
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,341
COPT Defense Properties, LP 2.90% 12/1/2033	564	457
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[5]	395	342
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,894
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,477
Equinix, Inc. 2.90% 11/18/2026	2,762	2,690
Equinix, Inc. 3.20% 11/18/2029	887	830
Equinix, Inc. 3.90% 4/15/2032	1,155	1,077
FibraSOMA 4.375% 7/22/2031[5]	1,475	1,209
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,755	1,704
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,755	2,516
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,135	2,794
Iron Mountain, Inc. 5.25% 3/15/2028[5]	3,020	2,954
Iron Mountain, Inc. 5.25% 7/15/2030[5]	675	648
Iron Mountain, Inc. 6.25% 1/15/2033[5]	4,395	4,356
Kilroy Realty, LP 6.25% 1/15/2036	552	548
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	4,683	4,810
Prologis, LP 4.875% 6/15/2028	1,040	1,052
Prologis, LP 4.75% 6/15/2033	1,409	1,383
Prologis, LP 5.125% 1/15/2034	6,175	6,194
Prologis, LP 5.00% 3/15/2034	360	358
Prologis, LP 5.25% 6/15/2053	117	111
Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,534
Service Properties Trust 3.95% 1/15/2028	1,710	1,552
Service Properties Trust 8.625% 11/15/2031[5]	3,040	3,209
VICI Properties, LP 4.375% 5/15/2025	670	670
VICI Properties, LP 4.75% 2/15/2028	6,844	6,849
		93,146
Information technology 0.73%
Analog Devices, Inc. 2.10% 10/1/2031	270	232
Analog Devices, Inc. 5.05% 4/1/2034	717	728
Analog Devices, Inc. 2.80% 10/1/2041	521	377
American Funds Insurance Series — Page 190 of 308

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Corp. 3.875% 1/15/2027	USD5,966	$5,902
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,578
Broadcom, Inc. 4.00% 4/15/2029[5]	609	595
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,208
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,261
Broadcom, Inc. 4.15% 4/15/2032[5]	630	598
Broadcom, Inc. 3.469% 4/15/2034[5]	11,652	10,261
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,038
Broadcom, Inc. 3.137% 11/15/2035[5]	847	702
Broadcom, Inc. 4.926% 5/15/2037[5]	2,879	2,769
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,011
Cisco Systems, Inc. 5.05% 2/26/2034	843	855
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,713
Cisco Systems, Inc. 5.30% 2/26/2054	784	768
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,381
Oracle Corp. 1.65% 3/25/2026	4,867	4,731
Oracle Corp. 4.80% 8/3/2028	615	620
Oracle Corp. 5.25% 2/3/2032	1,340	1,358
Oracle Corp. 5.50% 8/3/2035	2,374	2,394
ServiceNow, Inc. 1.40% 9/1/2030	726	613
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,591
Synopsys, Inc. 5.70% 4/1/2055	8,055	8,004
		82,288
Materials 0.53%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,121
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	140
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	700	649
Celanese US Holdings, LLC 6.415% 7/15/2027	6,297	6,405
Celanese US Holdings, LLC 6.60% 11/15/2028	3,575	3,691
Celanese US Holdings, LLC 6.58% 7/15/2029	8,862	9,155
Celanese US Holdings, LLC 6.80% 11/15/2030	4,530	4,698
Celanese US Holdings, LLC 6.629% 7/15/2032	800	822
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[6]	1,031	1,078
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030[5]	654	653
Dow Chemical Co. (The) 5.15% 2/15/2034	659	653
Dow Chemical Co. (The) 5.55% 11/30/2048	142	133
Dow Chemical Co. (The) 6.90% 5/15/2053	62	68
Dow Chemical Co. (The) 5.60% 2/15/2054	504	467
Methanex Corp. 5.125% 10/15/2027	510	501
NOVA Chemicals Corp. 8.50% 11/15/2028[5]	205	217
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	425	407
OCI NV 6.70% 3/16/2033[5]	950	1,013
POSCO 5.75% 1/17/2028[5]	745	765
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,047
		59,683
Total corporate bonds, notes & loans		3,547,171
U.S. Treasury bonds & notes 20.65% U.S. Treasury 19.62%
U.S. Treasury 4.625% 6/30/2025	67,785	67,839
U.S. Treasury 3.00% 7/15/2025	97,643	97,285
U.S. Treasury 5.00% 9/30/2025	1,090	1,094
American Funds Insurance Series — Page 191 of 308

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 5.00% 10/31/2025	USD27,980	$28,112
U.S. Treasury 2.25% 11/15/2025	6,785	6,708
U.S. Treasury 4.00% 12/15/2025	42,800	42,770
U.S. Treasury 4.25% 12/31/2025	4,994	4,999
U.S. Treasury 3.625% 5/15/2026	1,926	1,918
U.S. Treasury 4.625% 6/30/2026	198	200
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,483
U.S. Treasury 4.625% 11/15/2026	3,589	3,627
U.S. Treasury 4.00% 1/15/2027	3,741	3,745
U.S. Treasury 1.875% 2/28/2027	4,000	3,851
U.S. Treasury 3.875% 3/31/2027	181,676	181,612
U.S. Treasury 2.625% 5/31/2027	43,530	42,384
U.S. Treasury 2.25% 11/15/2027	105,830	101,543
U.S. Treasury 6.125% 11/15/2027	24,000	25,340
U.S. Treasury 1.125% 2/29/2028	9,895	9,152
U.S. Treasury 4.00% 2/29/2028	4,750	4,765
U.S. Treasury 3.875% 3/15/2028	101,469	101,457
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 1.00% 7/31/2028	5,630	5,124
U.S. Treasury 1.125% 8/31/2028	13,555	12,361
U.S. Treasury 5.25% 11/15/2028	5,700	5,956
U.S. Treasury 2.375% 5/15/2029	4,070	3,832
U.S. Treasury 4.00% 7/31/2029	334	335
U.S. Treasury 3.875% 12/31/2029	44,049	43,904
U.S. Treasury 4.00% 3/31/2030	311,352	311,972
U.S. Treasury 3.75% 5/31/2030	13,300	13,161
U.S. Treasury 4.125% 8/31/2030	11,215	11,287
U.S. Treasury 4.875% 10/31/2030	92,133	96,106
U.S. Treasury 1.625% 5/15/2031	1,630	1,419
U.S. Treasury 4.125% 11/30/2031	985	988
U.S. Treasury 4.125% 3/31/2032	50,194	50,331
U.S. Treasury 4.125% 11/15/2032	114	114
U.S. Treasury 4.375% 5/15/2034	100	101
U.S. Treasury 3.875% 8/15/2034	6,145	5,990
U.S. Treasury 4.625% 2/15/2035[10]	206,871	213,707
U.S. Treasury 4.25% 5/15/2039[10]	125,497	123,624
U.S. Treasury 1.375% 11/15/2040	24,540	15,965
U.S. Treasury 1.875% 2/15/2041[10]	24,272	17,042
U.S. Treasury 4.75% 2/15/2041	75,066	77,394
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	2,006
U.S. Treasury 3.25% 5/15/2042	10,848	9,170
U.S. Treasury 4.75% 2/15/2045	80,174	81,658
U.S. Treasury 3.00% 2/15/2049	124,633	94,244
U.S. Treasury 2.875% 5/15/2049	19,228	14,173
U.S. Treasury 2.875% 5/15/2052	990	719
U.S. Treasury 4.00% 11/15/2052	7,328	6,609
U.S. Treasury 4.125% 8/15/2053	213	196
U.S. Treasury 4.50% 11/15/2054[10]	249,008	245,312
		2,202,009
American Funds Insurance Series — Page 192 of 308

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.03%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	USD5,440	$5,454
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,985	5,939
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	51,260	50,674
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[10,11]	4,185	4,110
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11]	11,361	11,459
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035[11]	5,916	6,067
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	6,010	4,989
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	19,604	18,757
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055[11]	7,869	7,944
		115,393
Total U.S. Treasury bonds & notes		2,317,402
Asset-backed obligations 5.63%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	13	13
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,5]	9,848	9,833
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,5]	11,785	11,865
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	3,485	3,509
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,5]	683	684
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,5]	4,360	4,359
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	509
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,5]	4,033	4,045
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	2,640	2,623
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	396	395
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	903	891
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,544
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,5]	13,550	13,523
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	6,407	6,376
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	2,427	2,384
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	623	613
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,5]	1,279	1,268
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,5]	3,445	3,319
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,5]	531	510
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,5]	193	185
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	6,724	6,869
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	5,059	5,248
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,5]	4,665	4,771
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,5]	6,037	6,085
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	255	249
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	3,157	2,916
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	363	338
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,5]	1,397	1,400
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	201	202
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	518	520
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	4,215	4,224
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,421
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,5]	6,906	6,871
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,5]	14,299	14,437
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	57	57
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	469	473
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	74	72
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	USD172	$177
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	13,960	12,718
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,5]	5,444	4,976
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,5]	605	565
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	245	235
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	18,497	18,256
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	1,909	1,754
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	3,362	3,310
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,5]	364	324
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	5,994	5,732
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,5]	1,898	1,793
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,5]	14,984	15,057
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,5]	6,572	6,614
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	732	742
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	1,635	1,653
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	799	814
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,5]	7,619	7,626
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	1,614	1,498
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	3,318	3,086
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,5]	302	276
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,5]	10	10
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,5]	245	246
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,5]	123	123
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	1,237	1,244
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,5]	1,395	1,396
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,5]	1,673	1,672
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	1,708	1,709
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	1,653	1,647
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,5]	160	159
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,5]	349	346
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	819	835
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	846	875
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	279	258
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,5]	3,367	3,384
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,5]	9,326	9,339
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,5]	897	894
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	415	414
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,5]	11,523	11,601
EquipmentShare.com, Inc., Series 2024-2M, Class A, 5.70% 12/20/2032[1,5]	8,358	8,433
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	351	351
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	1,550	1,519
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	107	107
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]	5,028	5,074
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]	418	422
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	269
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]	758	776
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	462	472
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,5]	1,014	1,103
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	16,430	16,097
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]	1,357	1,299
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,5]	1,722	1,700
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	561	563
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	454	462
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	307	308
American Funds Insurance Series — Page 194 of 308

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	USD765	$771
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	4,218	4,268
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,5]	5,833	5,861
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	1,459	1,372
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	1,109	1,018
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	123	112
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	1,932	1,821
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	7,005	6,438
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	1,955	1,810
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,5]	1,647	1,519
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,5]	4,550	4,561
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]	1,674	1,678
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	1,175	1,182
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	561	568
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	507	520
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,5]	2,730	2,728
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,5]	1,782	1,803
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	770	773
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	487
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]	4,815	4,905
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	2,703	2,805
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,5]	3,984	4,162
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	1,600	1,617
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]	948	974
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	330	335
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	1,174	1,120
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	17,770	16,983
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,264	1,206
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	859	814
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,5]	3,007	3,050
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	256	256
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	189
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,5]	9,242	9,156
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	161
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	163
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	160	160
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	571	572
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	220	221
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	438	441
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	1,478	1,486
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	861	864
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	615	619
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	848	863
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	1,361	1,372
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,5]	3,223	3,289
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	714	731
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	623	635
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	483	499
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,067
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,5]	834	842
American Funds Insurance Series — Page 195 of 308

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,5]	USD7,752	$7,812
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,5]	1,703	1,532
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	992	881
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	627	563
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	3,625	3,377
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.447% 3/15/2057[1,3,5]	16,983	16,849
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,5]	178	165
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	3,039	2,827
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	6,926	6,474
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.174% 4/20/2062[1,3,5]	2,281	2,272
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	50,765	47,418
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/25/2030[1,3,5]	143	143
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	605
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,5]	6,180	6,198
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,5]	2,314	2,304
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,5]	482	480
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,5]	3,173	3,175
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,5]	4,177	4,213
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	1,721	1,718
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.499% 8/16/2027[1,3,5]	1,393	1,396
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	1,710	1,730
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	4,558	4,592
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]	909	925
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,5]	5,059	4,996
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,5]	1,951	1,962
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,5]	5,088	5,147
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.685% 7/25/2051[1,3,5]	196	197
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	27	27
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	458	455
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	3,220	3,227
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	861	853
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	705
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]	856	855
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	710
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	6,276	6,294
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,5]	2,685	2,695
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	148	148
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	624	629
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	361	368
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,5]	2,231	2,062
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,5]	411	382
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,5]	685	696
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.899% 11/15/2052[1,3,5]	757	766
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	1,987	1,836
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	1,938	1,863
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	223	215
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	515	493
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	587	561
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	1,102	1,063
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	2,052	1,929
American Funds Insurance Series — Page 196 of 308

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,5]	USD837	$804
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	1,602	1,498
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,5]	4,884	4,495
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,5]	273	250
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	4,120	3,825
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,5]	3,399	3,189
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,5]	102	92
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	7,954	7,355
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	2,763	2,505
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,5]	269	243
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,215
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,015
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	5,380	5,431
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,5]	608	604
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	797	798
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	3,420	3,436
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,5]	3,052	3,081
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	1,175	1,185
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,219	2,257
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	1,236	1,271
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,5]	12,506	12,554
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,5]	9,695	9,735
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	292
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	235
		631,971
Municipals 1.50% California 0.02%
G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,432
Illinois 1.35%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	29,285
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,575
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,441
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	110,730
		151,096
Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,771
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,813
American Funds Insurance Series — Page 197 of 308

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.04%	Principal amount (000)	Value (000)
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD4,520	$4,395
Total municipals		168,507
Bonds & notes of governments & government agencies outside the U.S. 0.76%
Chile (Republic of) 4.00% 1/31/2052	580	441
Colombia (Republic of) 7.50% 2/2/2034	2,530	2,509
Dominican Republic 5.95% 1/25/2027[5]	8,100	8,146
Dominican Republic 7.05% 2/3/2031[5]	680	705
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,002
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,080
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	27,468
Paraguay (Republic of) 5.00% 4/15/2026	USD285	286
Poland (Republic of) 5.75% 11/16/2032	555	583
Poland (Republic of) 4.875% 10/4/2033	830	818
United Mexican States 6.00% 5/13/2030	2,960	3,023
United Mexican States 6.00% 5/7/2036	14,755	14,289
United Mexican States 6.875% 5/13/2037	3,200	3,282
United Mexican States 7.375% 5/13/2055	3,090	3,164
		84,796
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026	11,910	11,675
Total bonds, notes & other debt instruments (cost: $11,025,329,000)		10,876,830
Common stocks 0.00% Energy 0.00%	Shares
FORESEA Holding SA, Class C, nonvoting shares[5]	555	14
FORESEA Holding SA, Class B5	61	2
		16
Total common stocks (cost: $8,000)		16
Short-term securities 5.93% Money market investments 5.93%
Capital Group Central Cash Fund 4.33%[12,13]	6,653,431	665,343
Total short-term securities (cost: $665,246,000)		665,343
Total investment securities 102.83% (cost: $11,690,583,000)		11,542,189
Other assets less liabilities (2.83)%		(318,163)
Net assets 100.00%		$11,224,026
American Funds Insurance Series — Page 198 of 308

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	1,070	5/1/2025	USD426,563	$(113)
30 Day Federal Funds Futures	Long	489	6/2/2025	195,015	(5)
30 Day Federal Funds Futures	Long	33	8/1/2025	13,185	1
3 Month SOFR Futures	Long	1,584	9/17/2025	379,843	1,156
2 Year U.S. Treasury Note Futures	Long	2,796	7/3/2025	579,253	1,386
5 Year U.S. Treasury Note Futures	Long	11,890	7/3/2025	1,285,978	9,375
10 Year Euro-Bund Futures	Short	928	6/10/2025	(129,274)	(591)
10 Year U.S. Treasury Note Futures	Long	5,673	6/30/2025	630,944	3,695
10 Year Ultra U.S. Treasury Note Futures	Long	1,283	6/30/2025	146,422	324
20 Year U.S. Treasury Note Futures	Short	464	6/30/2025	(54,419)	(22)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,405	6/30/2025	416,261	1,892
					$17,098
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
CHF	46,390	JPY	7,760,954	JPMorgan Chase	4/10/2025	$698
JPY	3,901,364	EUR	24,379	JPMorgan Chase	4/10/2025	(335)
JPY	7,756,979	CHF	46,390	JPMorgan Chase	4/10/2025	(725)
JPY	7,850,983	USD	53,296	JPMorgan Chase	4/10/2025	(894)
USD	6,972	EUR	6,377	HSBC Bank	4/15/2025	70
USD	82,381	JPY	12,198,797	Citibank	4/17/2025	896
IDR	6,300,000	USD	379	JPMorgan Chase	4/21/2025	(1)
IDR	2,428,974	USD	147	HSBC Bank	4/21/2025	(1)
USD	17,274	EUR	15,927	JPMorgan Chase	4/28/2025	27
USD	526	IDR	8,728,974	Citibank	4/28/2025	3
USD	37,048	EUR	34,264	BNP Paribas	5/7/2025	(77)
						$(339)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$113	$—	$113
4.4555%	Annual	SOFR	Annual	12/6/2025	95,750	193	—	193
SOFR	Annual	4.186%	Annual	2/18/2027	30,500	(237)	—	(237)
3.998%	Annual	SOFR	Annual	12/4/2028	40,040	449	—	449
SOFR	Annual	3.945%	Annual	5/31/2029	20,090	(218)	—	(218)
SOFR	Annual	3.3125%	Annual	10/7/2029	11,993	179	—	179
American Funds Insurance Series — Page 199 of 308

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	$109	$—	$109
SOFR	Annual	3.551%	Annual	10/7/2029	12,103	61	—	61
SOFR	Annual	3.4445%	Annual	10/7/2029	6,052	55	—	55
SOFR	Annual	3.4805%	Annual	10/7/2029	6,052	48	—	48
SOFR	Annual	3.543%	Annual	10/7/2029	6,052	33	—	33
SOFR	Annual	3.552%	Annual	10/7/2029	4,000	20	—	20
SOFR	Annual	3.965%	Annual	11/14/2029	30,465	(375)	—	(375)
SOFR	Annual	3.9195%	Annual	11/15/2029	8,240	(86)	—	(86)
SOFR	Annual	3.763%	Annual	12/12/2029	11,790	(45)	—	(45)
SOFR	Annual	3.797%	Annual	3/31/2030	2,774	(15)	—	(15)
SOFR	Annual	3.794%	Annual	3/31/2030	5,301	(29)	—	(29)
SOFR	Annual	3.796%	Annual	3/31/2030	5,301	(29)	—	(29)
SOFR	Annual	3.7815%	Annual	3/31/2030	10,484	(51)	—	(51)
SOFR	Annual	3.8275%	Annual	9/1/2033	9,600	(48)	—	(48)
SOFR	Annual	3.997%	Annual	9/14/2033	9,615	(165)	—	(165)
SOFR	Annual	3.6025%	Annual	1/8/2034	16,295	199	—	199
SOFR	Annual	3.5685%	Annual	1/9/2034	19,970	294	—	294
SOFR	Annual	3.871%	Annual	3/4/2034	25,128	(194)	—	(194)
SOFR	Annual	4.16325%	Annual	1/28/2035	8,230	(251)	—	(251)
SOFR	Annual	3.8145%	Annual	3/25/2035	4,800	(8)	—	(8)
SOFR	Annual	3.816%	Annual	3/25/2035	5,410	(10)	—	(10)
SOFR	Annual	3.883%	Annual	7/28/2045	33,965	221	—	221
SOFR	Annual	3.486%	Annual	1/17/2054	1,835	113	—	113
						$326	$—	$326
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	$(2)	$—	$(2)
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	160,970	(7)	—	(7)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	88,380	(133)	—	(133)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	25,300	(348)	—	(348)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	36,820	(349)	—	(349)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	41,300	(377)	—	(377)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	41,300	(391)	—	(391)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	56,000	(462)	—	(462)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	38,509	(517)	—	(517)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	38,753	(522)	—	(522)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	38,500	(532)	—	(532)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	77,000	(698)	—	(698)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	77,020	(1,037)	—	(1,037)
American Funds Insurance Series — Page 200 of 308

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	$(1,041)	$—	$(1,041)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	75,919	(1,051)	—	(1,051)
							$(7,467)	$—	$(7,467)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD144,275	$(7,467)	$(8,309)	$842
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[14] (000)	Value at 3/31/2025[15] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD90,504	$1,631	$1,751	$(120)
Investments in affiliates13

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.93%
Money market investments 5.93%
Capital Group Central Cash Fund 4.33%[12]	$730,121	$798,775	$863,401	$45	$(197)	$665,343	$8,274

American Funds Insurance Series — Page 201 of 308

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,839,584,000, which represented 16.39% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,014,000, which represented 0.07% of the net assets of the fund.

[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $82,833,000, which represented 0.74% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Rate represents the seven-day yield at 3/31/2025.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[15]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series — Page 202 of 308

unaudited

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 203 of 308

Capital World Bond Fund®
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 96.53% Euros 20.90%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,763
Albania (Republic of) 4.75% 2/14/2035	2,290	2,394
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	500	598
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]	100	114
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	748
Altria Group, Inc. 3.125% 6/15/2031	800	846
American Tower Corp. 0.45% 1/15/2027	2,525	2,626
American Tower Corp. 0.875% 5/21/2029	1,470	1,449
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,094
AT&T, Inc. 1.60% 5/19/2028	2,350	2,450
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029)[1]	1,000	1,109
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	1,029
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	813
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	298
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,510
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	3,053
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	923
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	844
BPCE SA 1.00% 4/1/2025	2,900	3,136
BPCE SA 4.50% 1/13/2033	1,400	1,573
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031)[1]	900	1,003
British American Tobacco PLC, 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,306
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	4,108
Coca-Cola Co. 3.375% 8/15/2037	155	162
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,145
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,044
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,987
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,088
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	277
Egypt (Arab Republic of) 5.625% 4/16/2030	300	275
Electricite de France SA 4.25% 1/25/2032	900	1,008
Electricite de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,424
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,451
Enel Finance International NV 4.00% 2/20/2031	465	519
Engie SA 3.875% 1/6/2031	1,000	1,110
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	1,375	1,460
Equinor ASA 1.375% 5/22/2032	3,650	3,487
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,589
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,096
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	240	281
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	2,030	2,323
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035)[1]	1,375	1,435
European Investment Bank 0.25% 1/20/2032	2,075	1,894
American Funds Insurance Series — Page 204 of 308

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
European Investment Bank 1.50% 6/15/2032	EUR1,000	$988
European Investment Bank 2.875% 1/12/2033	4,500	4,861
European Investment Bank 2.875% 1/15/2035	395	420
European Union 0.25% 10/22/2026	610	641
European Union 2.875% 12/6/2027	1,060	1,164
European Union 2.875% 10/5/2029	170	186
European Union 3.125% 12/4/2030	190	210
European Union 0% 7/4/2031	705	641
European Union 3.25% 7/4/2034	380	414
European Union 0% 7/4/2035	220	172
European Union 0.70% 7/6/2051	3,000	1,620
European Union 3.375% 10/5/2054	540	528
Finland (Republic of) 3.00% 9/15/2033	2,370	2,564
French Republic O.A.T. 0.75% 2/25/2028	980	1,013
French Republic O.A.T. 2.75% 2/25/2029	1,790	1,949
French Republic O.A.T. 0% 11/25/2030	19,550	18,048
French Republic O.A.T. 0% 5/25/2032	2,120	1,846
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,164
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,046
French Republic O.A.T. 3.00% 11/25/2034	6,435	6,737
French Republic O.A.T. 0.50% 5/25/2040	600	407
French Republic O.A.T. 0.75% 5/25/2052	360	183
French Republic O.A.T. 3.75% 5/25/2056	810	822
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,419
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,436
Germany (Federal Republic of) 0% 2/15/2030	13,750	13,323
Germany (Federal Republic of) 2.20% 2/15/2034	1,040	1,084
Germany (Federal Republic of) 1.00% 5/15/2038	130	111
Germany (Federal Republic of) 0% 8/15/2050	1,200	609
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	695
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	701
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,888
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,608
Greece (Hellenic Republic of) 3.375% 6/15/2034	5,870	6,322
Greece (Hellenic Republic of) 3.625% 6/15/2035	4,385	4,776
Greece (Hellenic Republic of) 4.375% 7/18/2038	510	581
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	674
Grifols, SA 7.50% 5/1/2030	100	113
Hungary, Series Y, 4.50% 6/16/2034	380	401
Hungary, Series Y, 4.875% 3/22/2040	305	317
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,425
Ireland (Republic of) 2.60% 10/18/2034	1,820	1,904
Ireland (Republic of) 3.00% 10/18/2043	2,010	2,082
Ireland (Republic of) 3.15% 10/18/2055	2,560	2,598
Italy (Republic of) 1.85% 7/1/2025	17,700	19,124
Italy (Republic of) 3.10% 8/28/2026	3,425	3,750
Italy (Republic of) 1.10% 4/1/2027	2,565	2,714
Italy (Republic of) 1.35% 4/1/2030	7	7
Italy (Republic of) 4.20% 3/1/2034	1,430	1,612
Italy (Republic of) 3.65% 8/1/2035	14,340	15,274
Italy (Republic of) 3.85% 10/1/2040	2,530	2,618
Italy (Republic of) 1.80% 3/1/2041	6,000	4,698
Italy (Republic of) 4.30% 10/1/2054	4,245	4,415
Johnson & Johnson 3.35% 2/26/2037	360	381
KfW 0.125% 6/30/2025	590	635
American Funds Insurance Series — Page 205 of 308

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Lithuania (Republic of) 3.50% 7/3/2031	EUR1,170	$1,285
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,745
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[1]	100	109
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,662
Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	2,072
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	627
MPT Finance Corp. 7.00% 2/15/2032	100	110
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,346
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,675
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	190
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,759
Philippines (Republic of) 0.25% 4/28/2025	875	944
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[1]	320	385
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]	730	833
Portugal Republic 0.475% 10/18/2030	350	338
Portugal Republic 2.875% 10/20/2034	1,960	2,067
Portugal Republic 3.00% 6/15/2035	3,310	3,502
Portugal Republic 3.50% 6/18/2038	3,140	3,387
Quebec (Province of) 0.25% 5/5/2031	920	849
Quebec (Province of) 0.50% 1/25/2032	1,155	1,058
Quebec (Province of) 3.35% 7/23/2039	2,525	2,664
Romania 2.125% 3/7/2028	1,440	1,480
Romania 3.75% 2/7/2034	530	476
Romania 6.00% 9/24/2044	745	728
Senegal (Republic of) 5.375% 6/8/2037	2,250	1,628
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	517
Sharjah (Emirate of) 4.625% 2/13/2032	1,740	1,853
Shell International Finance BV 1.50% 4/7/2028	2,000	2,086
Slovak Republic, Series 250, 3.75% 3/6/2034	640	707
Spain (Kingdom of) 0% 1/31/2028	900	913
Spain (Kingdom of) 1.40% 7/30/2028	7,510	7,868
Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,961
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,293
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,157
Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,954
Spain (Kingdom of) 3.55% 10/31/2033	5,005	5,560
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,140
Spain (Kingdom of) 3.45% 10/31/2034	500	546
Spain (Kingdom of) 1.90% 10/31/2052	1,010	706
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	476
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	209
Stryker Corp. 1.00% 12/3/2031	450	421
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,801
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,874
Verallia SAS 3.875% 11/4/2032	4,100	4,397
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,749
		304,868
Japanese yen 8.03%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	662
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,649
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,978
Japan, Series 470, 0.80% 3/1/2027	136,500	910
Japan, Series 346, 0.10% 3/20/2027	976,000	6,416
Japan, Series 352, 0.10% 9/20/2028	1,959,650	12,680
American Funds Insurance Series — Page 206 of 308

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 356, 0.10% 9/20/2029	JPY2,220,800	$14,172
Japan, Series 116, 2.20% 3/20/2030	576,100	4,044
Japan, Series 362, 0.10% 3/20/2031	737,200	4,618
Japan, Series 374, 0.80% 3/20/2034	68,200	432
Japan, Series 152, 1.20% 3/20/2035	2,796,100	18,131
Japan, Series 21, 2.30% 12/20/2035	720,000	5,144
Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,434
Japan, Series 173, 0.40% 6/20/2040	270,900	1,437
Japan, Series 179, 0.50% 12/20/2041	196,950	1,024
Japan, Series 182, 1.10% 9/20/2042	619,850	3,534
Japan, Series 186, 1.50% 9/20/2043	1,341,900	8,076
Japan, Series 188, 1.60% 3/20/2044	69,000	420
Japan, Series 53, 0.60% 12/20/2046	781,600	3,719
Japan, Series 37, 0.60% 6/20/2050	694,500	3,073
Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,905
Japan, Series 74, 1.00% 3/20/2052	246,100	1,176
Japan, Series 76, 1.40% 9/20/2052	5,800	31
Japan, Series 77, 1.60% 12/20/2052	53,250	295
Japan, Series 79, 1.20% 6/20/2053	274,400	1,364
Japan, Series 84, 2.10% 9/20/2054	455,100	2,796
		117,120
British pounds 4.61%
Asian Development Bank 1.125% 6/10/2025	GBP740	950
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028)[1]	800	1,039
Electricite de France SA 5.50% 3/27/2037	900	1,076
KfW 1.125% 7/4/2025	1,165	1,492
Lloyds Bank PLC 7.625% 4/22/2025	655	847
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030)[1]	900	982
Quebec (Province of) 2.25% 9/15/2026	1,870	2,339
United Kingdom 0.125% 1/30/2026	425	534
United Kingdom 4.25% 12/7/2027	3,785	4,920
United Kingdom 1.625% 10/22/2028	3,690	4,391
United Kingdom 4.125% 7/22/2029	2,015	2,594
United Kingdom 4.75% 12/7/2030	6,920	9,175
United Kingdom 0.25% 7/31/2031	12,845	12,963
United Kingdom 1.00% 1/31/2032	7,120	7,394
United Kingdom 4.25% 6/7/2032	1,310	1,679
United Kingdom 3.25% 1/31/2033	1,090	1,293
United Kingdom 0.625% 7/31/2035	210	182
United Kingdom 0.875% 1/31/2046	4,917	2,905
United Kingdom 3.75% 10/22/2053	1,870	1,873
United Kingdom 4.375% 7/31/2054	5,570	6,227
United Kingdom 2.50% 7/22/2065	3,313	2,375
		67,230
Brazilian reais 2.46%
Brazil (Federative Republic of) 0% 4/1/2025	BRL7,442	1,303
Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	5,157
Brazil (Federative Republic of) 10.00% 1/1/2031	113,384	16,341
Brazil (Federative Republic of) 10.00% 1/1/2035	58,289	7,765
Brazil (Federative Republic of) 6.00% 8/15/2040[3]	2,104	320
American Funds Insurance Series — Page 207 of 308

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Bonds, notes & other debt instruments (continued) Brazilian reais (continued)	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	BRL26,487	$3,916
Brazil (Federative Republic of) 6.00% 8/15/2060[3]	7,838	1,139
		35,941
Canadian dollars 2.00%
Canada (Government) 3.50% 3/1/2028	CAD25,228	18,025
Canada (Government) 1.50% 12/1/2031	5,690	3,648
Canada (Government) 3.25% 12/1/2033	7,330	5,226
Canada (Government) 2.75% 12/1/2048	3,500	2,245
		29,144
Australian dollars 1.93%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	1,963
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	2,974
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,637
New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	7,634
New South Wales Treasury Corp. 4.75% 9/20/2035	3,115	1,890
New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	8,559
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,439
		28,096
South Korean won 1.59%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,104
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,487
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,765
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	13,832
		23,188
Mexican pesos 1.03%
América Móvil, SAB de CV, 10.125% 1/22/2029	MXN13,920	695
América Móvil, SAB de CV, 9.50% 1/27/2031	29,290	1,418
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	944
United Mexican States, Series M, 7.75% 11/13/2042	83,507	3,358
United Mexican States, Series M, 8.00% 11/7/2047	7,830	317
United Mexican States, Series M, 8.00% 7/31/2053	198,770	7,958
United Mexican States, Series S, 4.00% 10/29/2054[3]	7,667	316
		15,006
Chinese yuan renminbi 1.03%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	897
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	170
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,304
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	56,090	8,037
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	141
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	788
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	795
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	850
		14,982
Indonesian rupiah 0.98%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,381
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	1,556,000	92
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	63,512,000	3,797
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,689
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	178
American Funds Insurance Series — Page 208 of 308

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Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR82,519,000	$4,948
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,723
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	6,937,000	451
		14,259
Norwegian kroner 0.62%
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,080	181
Norway (Kingdom of) 2.125% 5/18/2032	6,615	555
Norway (Kingdom of) 3.625% 4/13/2034	37,385	3,443
Norway (Kingdom of) 3.75% 6/12/2035	52,665	4,885
		9,064
Indian rupees 0.55%
Asian Development Bank 6.20% 10/6/2026	INR15,700	183
Asian Development Bank 6.72% 2/8/2028	144,700	1,703
European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	667
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	933
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	395
European Investment Bank 6.95% 3/1/2029	46,200	544
European Investment Bank 7.40% 10/23/2033	121,700	1,487
Inter-American Development Bank 7.00% 1/25/2029	51,000	601
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,485
		7,998
Danish kroner 0.42%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[4]	DKK48,841	5,805
Realkredit Danmark AS 1.00% 10/1/2053[4]	2,524	282
		6,087
Polish zloty 0.25%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,140
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,451
		3,591
Turkish lira 0.24%
Turkey (Republic of) 17.80% 7/13/2033	TRY12,175	198
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	145,905	3,342
		3,540
Chilean pesos 0.18%
Chile (Republic of) 1.50% 3/1/2026[3]	CLP894,795	948
Chile (Republic of) 5.00% 10/1/2028	955,000	988
Chile (Republic of) 6.00% 4/1/2033	675,000	718
		2,654
Malaysian ringgits 0.16%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,341
Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	993
Czech korunas 0.05%
Czech Republic 6.00% 2/26/2026	CZK17,550	778
American Funds Insurance Series — Page 209 of 308

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Bonds, notes & other debt instruments (continued) South African rand 0.03%	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	$439
U.S. dollars 49.40%
1261229 B.C., Ltd. 10.00% 4/15/2032[5]	USD200	199
AAR Escrow Issuer, LLC 6.75% 3/15/2029[5]	27	27
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,811
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.40% 3/15/2054	1,265	1,243
AbbVie, Inc. 5.50% 3/15/2064	150	148
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	696
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[4,5]	150	151
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[5]	1,345	1,297
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,032
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[5,6,7,8]	557	553
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	660	468
AG Issuer, LLC 6.25% 3/1/2028[5]	165	162
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	68	70
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,5]	1,147	1,211
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,5]	2,985	3,041
Albertsons Companies, Inc. 3.50% 3/15/2029[5]	140	129
Alcoa Nederland Holding BV 4.125% 3/31/2029[5]	75	70
Alfa Desarrollo SpA 4.55% 9/27/2051	473	364
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.423% 4/20/2032[4,5,8]	579	578
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	50	52
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	290	289
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	120	116
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[5]	180	181
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[5]	65	64
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	70	70
Allied Universal Holdco, LLC 9.75% 7/15/2027[5]	155	156
Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	300	276
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	200	207
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,772
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 9/29/2031[7,8]	80	78
Amentum Holdings, Inc. 7.25% 8/1/2032[5]	98	97
Amer Sports Co. 6.75% 2/16/2031[5]	35	36
American Electric Power Co., Inc. 1.00% 11/1/2025	250	245
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,062
Amgen, Inc. 2.20% 2/21/2027	445	427
Amgen, Inc. 5.25% 3/2/2030	981	1,004
Amgen, Inc. 5.25% 3/2/2033	2,687	2,727
Amgen, Inc. 5.65% 3/2/2053	1,284	1,260
AmWINS Group, Inc. 4.875% 6/30/2029[5]	135	127
Angola (Republic of) 9.50% 11/12/2025	4,225	4,230
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	110	90
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[5]	115	86
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.939% 9/1/2027[7,8]	95	86
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[4,5]	569	576
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 9/23/2031[7,8]	145	144
Aramark Services, Inc. 5.00% 2/1/2028[5]	95	93
American Funds Insurance Series — Page 210 of 308

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Aretec Group, Inc. 7.50% 4/1/2029[5]	USD245	$241
Aretec Group, Inc. 10.00% 8/15/2030[5]	50	54
Artera Services, LLC 8.50% 2/15/2031[5]	45	42
Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	55	50
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[5]	160	163
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	55	54
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	25	25
AssuredPartners, Inc. 5.625% 1/15/2029[5]	290	290
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.825% 2/14/2031[7,8]	30	30
AT&T, Inc. 3.50% 9/15/2053	2,070	1,413
ATI, Inc. 7.25% 8/15/2030	60	62
Atkore, Inc. 4.25% 6/1/2031[5]	25	22
Avantor Funding, Inc. 3.875% 11/1/2029[5]	122	113
Avient Corp. 6.25% 11/1/2031[5]	25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,5]	1,817	1,831
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,5]	996	1,033
B&G Foods, Inc. 5.25% 9/15/2027	210	197
B&G Foods, Inc. 8.00% 9/15/2028[5]	25	25
BAE Systems PLC 5.30% 3/26/2034[5]	865	876
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[5]	20	20
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,8]	219	233
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	950	969
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]	425	429
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,452
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[1]	1,535	1,563
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	637
BAT Capital Corp. 3.215% 9/6/2026	955	937
BAT Capital Corp. 5.625% 8/15/2035	5,501	5,525
Bath & Body Works, Inc. 6.625% 10/1/2030[5]	120	122
Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
Bausch Health Americas, Inc. 9.25% 4/1/2026[5]	80	78
Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	75	75
Baytex Energy Corp. 7.375% 3/15/2032[5]	85	82
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	1,360	1,422
Becton, Dickinson and Co. 4.298% 8/22/2032	320	306
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	98
Biocon Biologics Global PLC 6.67% 10/9/2029[5]	2,595	2,440
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[5]	400	384
Block, Inc. 6.50% 5/15/2032[5]	240	243
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,8]	1,070	1,103
BMW US Capital, LLC 3.90% 4/9/2025[5]	900	900
BMW US Capital, LLC 4.15% 4/9/2030[5]	900	872
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]	700	640
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	1,275	1,121
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,468
Boeing Co. (The) 3.625% 2/1/2031	718	666
Boeing Co. (The) 6.388% 5/1/2031	723	771
Boeing Co. (The) 6.528% 5/1/2034	457	490
Boeing Co. (The) 6.858% 5/1/2054	576	626
Bombardier, Inc. 7.125% 6/15/2026[5]	16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	25	26
American Funds Insurance Series — Page 211 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Borr IHC, Ltd. 10.00% 11/15/2028[5]	USD1,228	$1,171
Borr IHC, Ltd. 10.375% 11/15/2030[5]	918	856
Boyd Gaming Corp. 4.75% 6/15/2031[5]	45	42
Boyne USA, Inc. 4.75% 5/15/2029[5]	107	101
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[1,5]	3,520	3,642
Braskem Idesa SAPI 7.45% 11/15/2029	1,550	1,258
Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,507
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,129	2,143
Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	525	529
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,959
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,170
British Columbia (Province of) 4.20% 7/6/2033	1,240	1,205
Broadcom, Inc. 4.00% 4/15/2029[5]	250	244
Broadcom, Inc. 3.419% 4/15/2033[5]	698	622
Broadcom, Inc. 3.469% 4/15/2034[5]	48	42
Broadcom, Inc. 3.137% 11/15/2035[5]	185	153
Brookfield Property REIT, Inc. 5.75% 5/15/2026[5]	84	83
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	1,341	1,367
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	231
BWX Technologies, Inc. 4.125% 4/15/2029[5]	175	164
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[4,5,8]	1,310	1,299
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[4,5]	1,724	1,768
Caesars Entertainment, Inc. 4.625% 10/15/2029[5]	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030[5]	64	65
Caesars Entertainment, Inc. 6.50% 2/15/2032[5]	45	45
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,5]	1,633	1,676
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,5]	200	217
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,5]	200	207
California Resources Corp. 7.125% 2/1/2026[5]	50	50
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	252
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	707
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	90	82
Carnival Corp. 6.00% 5/1/2029[5]	100	99
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,4,5]	169	169
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,8]	614	591
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,8]	126	125
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[4,5]	851	858
CCO Holdings, LLC 5.125% 5/1/2027[5]	125	123
CCO Holdings, LLC 4.75% 3/1/2030[5]	135	125
CCO Holdings, LLC 4.50% 8/15/2030[5]	240	219
CCO Holdings, LLC 4.25% 2/1/2031[5]	155	137
CCO Holdings, LLC 4.50% 6/1/2033[5]	147	125
CCO Holdings, LLC 4.25% 1/15/2034[5]	55	45
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	55
Central Garden & Pet Co. 4.125% 10/15/2030	74	67
Central Garden & Pet Co. 4.125% 4/30/2031[5]	110	99
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,569
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,101
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	193
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	365
Cisco Systems, Inc. 5.10% 2/24/2035	990	1,004
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,8]	805	836
American Funds Insurance Series — Page 212 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,8]	USD1,240	$1,267
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	421	429
Civitas Resources, Inc. 8.75% 7/1/2031[5]	90	93
Clarios Global, LP 6.25% 5/15/2026[5]	19	19
Clarios Global, LP 8.50% 5/15/2027[5]	90	90
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	45	42
Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	5	4
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]	100	98
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	75	65
Cloud Software Group, Inc. 6.50% 3/31/2029[5]	235	229
Cloud Software Group, Inc. 9.00% 9/30/2029[5]	175	175
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[7,8]	253	250
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,179
CNX Resources Corp. 7.25% 3/1/2032[5]	110	112
Coca-Cola Co. 4.65% 8/14/2034	336	334
Coinbase Global, Inc. 3.375% 10/1/2028[5]	55	50
Coinbase Global, Inc. 3.625% 10/1/2031[5]	85	72
Colombia (Republic of) 3.875% 4/25/2027	350	341
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,433
Colombia (Republic of) 8.00% 11/14/2035	445	448
Comcast Corp. 4.80% 5/15/2033	4,100	4,039
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	212	200
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	65	58
Comstock Resources, Inc. 5.875% 1/15/2030[5]	65	61
Connect Finco SARL 9.00% 9/15/2029[5]	200	183
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.64% 5/25/2043[4,5,8]	1,264	1,288
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.89% 5/25/2043[4,5,8]	804	849
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.24% 6/25/2043[4,5,8]	727	733
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.44% 6/25/2043[4,5,8]	305	318
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.04% 7/25/2043[4,5,8]	501	503
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 1/25/2044[4,5,8]	206	207
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.99% 5/25/2044[4,5,8]	1,148	1,151
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[4,5,8]	262	262
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[4,5,8]	754	754
ConocoPhillips Co. 5.50% 1/15/2055	3,050	2,950
Constellium SE 3.75% 4/15/2029[5]	125	113
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,051
Corebridge Financial, Inc. 3.90% 4/5/2032	748	692
CoreLogic, Inc. 4.50% 5/1/2028[5]	384	358
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.939% 6/4/2029[7,8]	65	63
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	125	116
Coty, Inc. 5.00% 4/15/2026[5]	36	36
Coty, Inc. 4.75% 1/15/2029[5]	65	63
Coty, Inc. 6.625% 7/15/2030[5]	95	97
American Funds Insurance Series — Page 213 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	USD65	$67
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,5]	2,675	2,659
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	178	185
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	165	163
Crown Castle, Inc. 2.50% 7/15/2031	767	655
CSX Corp. 3.80% 4/15/2050	75	57
CVR Partners, LP 6.125% 6/15/2028[5]	65	63
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	725	711
Darling Ingredients, Inc. 6.00% 6/15/2030[5]	10	10
Deluxe Corp. 8.00% 6/1/2029[5]	20	18
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	835
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,115
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,158
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028[7,9]	8	7
Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	125	130
DIRECTV Financing, LLC 5.875% 8/15/2027[5]	50	49
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.552% 8/2/2027[7,8]	13	13
DISH Network Corp. 11.75% 11/15/2027[5]	325	342
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	23	23
EchoStar Corp. 10.75% 11/30/2029	105	110
Edison International 5.25% 11/15/2028	1,522	1,501
Edison International 6.95% 11/15/2029	50	52
Edison International 6.25% 3/15/2030	775	785
Edison International 5.25% 3/15/2032	705	675
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	91
Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,462
Egypt (Arab Republic of) 9.45% 2/4/2033[5]	460	435
Electricité de France SA 5.65% 4/22/2029[5]	800	826
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,5]	300	338
Element Solutions, Inc. 3.875% 9/1/2028[5]	105	99
Ellucian Holdings, Inc. 6.50% 12/1/2029[5]	25	25
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.075% 11/22/2032[7,8]	25	25
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	30	32
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	190	198
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[7,8]	85	84
Enel Finance International NV 1.625% 7/12/2026[5]	1,248	1,202
Enel Finance International NV 2.125% 7/12/2028[5]	1,227	1,128
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,944
Entergy Corp. 0.90% 9/15/2025	750	738
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	166
Enviri Corp. 5.75% 7/31/2027[5]	145	139
EQM Midstream Partners, LP 6.375% 4/1/2029[5]	20	20
EQM Midstream Partners, LP 7.50% 6/1/2030[5]	45	49
Equinix, Inc. 1.80% 7/15/2027	1,145	1,077
Equinix, Inc. 2.15% 7/15/2030	3,216	2,821
EquipmentShare.com, Inc. 9.00% 5/15/2028[5]	90	93
EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	15	15
EquipmentShare.com, Inc., Series 2024-2M, Class A, 5.70% 12/20/2032[4,5]	915	923
ESAB Corp. 6.25% 4/15/2029[5]	75	76
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029[4,5]	148	150
American Funds Insurance Series — Page 214 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[4]	USD78	$79
Expand Energy Corp. 5.875% 2/1/2029[5]	115	115
Expand Energy Corp. 6.75% 4/15/2029[5]	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	55
Expand Energy Corp. 4.75% 2/1/2032	15	14
Expand Energy Corp. 4.875% 4/15/2032[10]	915	5
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,463
Fair Isaac Corp. 4.00% 6/15/2028[5]	15	14
Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]	130	127
Fannie Mae Pool #CB0046 3.00% 4/1/2051[4]	1,655	1,436
Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]	252	210
Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	1,437	1,145
Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]	1,407	1,124
Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]	3,489	2,777
Fannie Mae Pool #CB4852 4.50% 10/1/2052[4]	4,058	3,890
Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	53	52
Fannie Mae Pool #MA4805 4.50% 11/1/2052[4]	1,732	1,660
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	96	96
Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	208	210
Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	926	947
Fannie Mae Pool #BY0943 4.00% 4/1/2053[4]	20	19
Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	4,487	4,409
Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	546	545
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	17	17
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	60	60
Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]	429	422
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	224	224
Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	1,587	1,590
Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	863	863
Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	1,928	1,963
Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	445	445
Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	2,271	2,308
Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	653	652
Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	225	225
Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	470	469
Fannie Mae Pool #MA5295 6.00% 3/1/2054[4]	292	297
Fannie Mae Pool #BU4479 5.50% 4/1/2054[4]	337	337
Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	661	672
Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	1,673	1,681
Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	1,620	1,660
Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	993	1,009
Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	659	672
Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	222	226
Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	200	205
Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	4,111	4,112
Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	3,394	3,392
Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	1,050	1,050
Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	1,790	1,820
Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	1,358	1,380
Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	863	880
Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	613	623
Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	589	601
American Funds Insurance Series — Page 215 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	USD440	$452
Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	326	335
Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	179	182
Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	397	397
Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	916	932
Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	502	514
Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	348	355
Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	254	259
Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	203	208
Fannie Mae Pool #DC0299 6.00% 8/1/2054[4]	196	199
Fannie Mae Pool #DB7692 6.00% 8/1/2054[4]	191	194
Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	172	174
Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	99	102
Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	75	76
Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	71	73
Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	67	68
Fannie Mae Pool #FS8795 6.00% 8/1/2054[4]	39	40
Fannie Mae Pool #MA5470 5.50% 9/1/2054[4]	7,759	7,754
Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	481	492
Fannie Mae Pool #MA5471 6.00% 9/1/2054[4]	101	103
Fannie Mae Pool #MA5530 5.00% 11/1/2054[4]	863	847
Fannie Mae Pool #MA5552 5.00% 12/1/2054[4]	1,451	1,423
Fannie Mae Pool #MA5602 6.50% 1/1/2055[4]	686	710
Fannie Mae Pool #MA5615 6.00% 2/1/2055[4]	336	342
Fannie Mae Pool #MA5647 6.00% 3/1/2055[4]	107	109
Fannie Mae Pool #MA5674 6.00% 4/1/2055[4]	475	483
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.593% 8/1/2054[4,5,8]	341	303
Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	25	22
Fiesta Purchaser, Inc. 7.875% 3/1/2031[5]	150	155
Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	30	31
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 2/12/2031[7,8]	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,7,8]	96	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,7,8]	2	3
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	1,195	1,195
First Student Bidco, Inc. 4.00% 7/31/2029[5]	45	41
FirstEnergy Corp., Series B, 3.90% 7/15/2027[1]	1,763	1,734
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.769% 12/15/2029[4,5,8]	483	483
Ford Motor Co. 6.10% 8/19/2032	30	29
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,187
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	296
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	191
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	207
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	185
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	2,972
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	112
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	255	253
Freddie Mac Pool #RB5111 2.00% 5/1/2041[4]	2,136	1,826
Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]	200	195
Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]	621	495
American Funds Insurance Series — Page 216 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE6084 5.00% 7/1/2052[4]	USD949	$935
Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]	381	365
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	3,373	3,317
Freddie Mac Pool #SD8287 4.50% 1/1/2053[4]	2,851	2,732
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	5,646	5,548
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	266	266
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	22	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	713	714
Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	180	185
Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	60	61
Freddie Mac Pool #RA9795 4.00% 9/1/2053[4]	35	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	2,726	2,726
Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	1,649	1,678
Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	30,070	29,546
Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	11,314	11,315
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	130	135
Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	199	198
Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	4,143	4,214
Freddie Mac Pool #QI1357 4.00% 3/1/2054[4]	931	869
Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	1,488	1,487
Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	106	108
Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	134	137
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[4]	278	273
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	14,939	14,943
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	831	835
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	1,002	1,022
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	1,066	1,065
Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	525	525
Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	1,622	1,648
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	1,287	1,325
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	879	896
Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	560	573
Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	350	357
Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	236	241
Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	197	201
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	6,116	6,123
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	4,122	4,132
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	3,483	3,485
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	637	640
Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	316	323
Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	40	41
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	571	594
Freddie Mac Pool #SD8455 6.50% 8/1/2054[4]	57	59
Freddie Mac Pool #SD8462 5.50% 9/1/2054[4]	10,511	10,504
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	700	701
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	1,101	1,123
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	617	631
Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]	604	613
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	570	585
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	520	534
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	342	348
Freddie Mac Pool #SD8469 5.50% 10/1/2054[4]	7,576	7,570
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]	435	416
Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	341	341
Freddie Mac Pool #SD8507 6.00% 2/1/2055[4]	60	61
American Funds Insurance Series — Page 217 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[4]	USD1,680	$1,605
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (30-day Average USD-SOFR + 2.40%) 6.74% 2/25/2042[4,5,8]	1,067	1,086
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.24% 4/25/2042[4,5,8]	441	454
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[4,5,8]	323	322
Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	2	2
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	65
Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	103	103
Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	27	29
FXI Holdings, Inc. 12.25% 11/15/2026[5]	497	462
Garda World Security Corp. 8.375% 11/15/2032[5]	65	64
Gartner, Inc. 3.75% 10/1/2030[5]	70	65
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,5]	1,283	1,292
Genesis Energy, LP 8.00% 1/15/2027	44	45
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	60
Georgia (Republic of) 2.75% 4/22/2026[5]	400	383
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,374
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,150
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.563% 11/4/2031[7,8]	55	55
Global Auto Holdings PLC 11.50% 8/15/2029[5]	200	196
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[4,5]	1,005	1,015
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,033
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[1]	732	743
Government National Mortgage Assn. 4.00% 4/1/2055[4,11]	423	396
Government National Mortgage Assn. 6.50% 4/1/2055[4,11]	1,708	1,749
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[4]	3,678	3,096
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[4]	1,766	1,654
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	758	559
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	666
Gray Media, Inc. 5.375% 11/15/2031[5]	19	12
Greenko Dutch BV 3.85% 3/29/2026	1,514	1,470
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,645	1,667
Group 1 Automotive, Inc. 4.00% 8/15/2028[5]	115	108
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]	660	653
Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]	15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031[5]	115	111
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.075% 3/7/2032[7,8]	57	57
Harvest Midstream I, LP 7.50% 9/1/2028[5]	25	25
Harvest Midstream I, LP 7.50% 5/15/2032[5]	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[4,5,8]	1,066	1,064
HCA, Inc. 5.625% 9/1/2028	120	123
HealthEquity, Inc. 4.50% 10/1/2029[5]	80	75
Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	200	199
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,5]	249	253
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[4,5]	1,188	1,189
Hess Midstream Operations, LP 5.50% 10/15/2030[5]	14	14
Hightower Holding, LLC 6.75% 4/15/2029[5]	235	228
American Funds Insurance Series — Page 218 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	USD105	$100
Hilcorp Energy I, LP 6.00% 2/1/2031[5]	25	23
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	115	104
Honduras (Republic of) 6.25% 1/19/2027	653	645
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[4,5,8]	1,949	1,979
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	175	170
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	195	178
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	120	107
Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	200	202
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,163
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,700
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,199
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,280
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,8]	396	399
HUB International, Ltd. 7.375% 1/31/2032[5]	130	132
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.043% 6/20/2030[7,8]	4	4
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[4,5,8]	2,712	2,763
Hungary, 5.50% 3/26/2036[5]	290	278
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.785% 2/15/2029[7,8]	55	54
Hyatt Hotels Corp. 5.75% 3/30/2032	16	16
Hyundai Capital America 1.50% 6/15/2026[5]	2,375	2,287
Hyundai Capital America 1.65% 9/17/2026[5]	269	258
Hyundai Capital America 2.00% 6/15/2028[5]	600	549
Hyundai Capital America 6.50% 1/16/2029[5]	132	139
Icahn Enterprises, LP 9.75% 1/15/2029	65	65
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]	500	504
Ingles Markets, Inc. 4.00% 6/15/2031[5]	130	118
Insulet Corp. 6.50% 4/1/2033[5]	7	7
Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	130	124
Intesa Sanpaolo SpA 7.00% 11/21/2025[5]	225	228
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.65% 3/15/2042[4,5,8]	3,679	3,665
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	55	51
Iron Mountain, Inc. 5.25% 7/15/2030[5]	235	226
Israel (State of) 3.375% 1/15/2050	1,470	957
Israel (State of) 3.875% 7/3/2050	795	562
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[5]	200	205
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,207
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	598
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	730	723
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 3/8/2032[7,8]	75	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.568% 2/24/2033[7,8]	50	50
KB Home 6.875% 6/15/2027	50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	18
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	219
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[5]	15	15
Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	10	10
Korea Electric Power Corp. 5.375% 7/31/2026[5]	1,290	1,306
Korea Electric Power Corp. 4.75% 2/13/2028[5]	2,250	2,262
Korea Gas Corp. 5.00% 7/8/2029[5]	225	229
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 12/15/2039[4,5,8]	1,243	1,243
American Funds Insurance Series — Page 219 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[4,5]	USD526	$527
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[4,5]	194	198
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,5]	219	219
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	107
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	30	28
LATAM Airlines Group SA 7.875% 4/15/2030[5]	25	25
LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	110	103
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	40	42
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[4,5]	530	531
Levi Strauss & Co. 3.50% 3/1/2031[5]	115	101
LGI Homes, Inc. 8.75% 12/15/2028[5]	155	162
Light and Wonder International, Inc. 7.00% 5/15/2028[5]	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027[5]	130	127
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,772
Lockheed Martin Corp. 5.20% 2/15/2064	309	287
LPL Holdings, Inc. 4.375% 5/15/2031[5]	135	129
LSB Industries, Inc. 6.25% 10/15/2028[5]	90	87
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.552% 7/15/2036[4,5,8]	563	562
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.273% 1/20/2033[4,5,8]	2,998	2,983
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	45	41
Mars, Inc. 4.80% 3/1/2030[5]	2,925	2,942
Mars, Inc. 5.00% 3/1/2032[5]	1,450	1,457
Mars, Inc. 5.20% 3/1/2035[5]	1,475	1,483
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	287
Mastercard, Inc. 2.00% 11/18/2031	600	512
Matador Resources Co. 6.50% 4/15/2032[5]	50	50
Matador Resources Co. 6.25% 4/15/2033[5]	45	44
McDonald’s Corp. 4.95% 3/3/2035	476	474
Medline Borrower, LP 5.25% 10/1/2029[5]	40	38
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 10/23/2028[7,8]	49	49
MEG Energy Corp. 5.875% 2/1/2029[5]	30	30
Meituan 2.125% 10/28/2025	1,730	1,705
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[5]	1,528	1,503
Melco Resorts Finance, Ltd. 5.625% 7/17/2027[5]	873	857
Methanex Corp. 5.125% 10/15/2027	55	54
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,4,5]	1,482	1,489
MGM Resorts International 5.50% 4/15/2027	90	89
Microchip Technology, Inc. 5.05% 2/15/2030	709	708
Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	34	34
Mineral Resources, Ltd. 8.00% 11/1/2027[5]	155	153
Mineral Resources, Ltd. 9.25% 10/1/2028[5]	85	85
Minerva Luxembourg SA 8.875% 9/13/2033	1,086	1,156
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,5]	1,094	1,104
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,5]	539	545
Molina Healthcare, Inc. 4.375% 6/15/2028[5]	80	76
Molina Healthcare, Inc. 3.875% 11/15/2030[5]	75	67
Molina Healthcare, Inc. 6.25% 1/15/2033[5]	115	113
Moog, Inc. 4.25% 12/9/2027[5]	120	116
American Funds Insurance Series — Page 220 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[1]	USD3,700	$3,671
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,201
MPT Operating Partnership, LP 8.50% 2/15/2032[5]	35	36
MSCI, Inc. 3.625% 11/1/2031[5]	210	190
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[4,8]	336	358
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.09% 7/25/2054[4,5,8]	501	506
Murphy Oil Corp. 6.00% 10/1/2032	25	24
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	46
MV24 Capital BV 6.748% 6/1/2034	1,053	1,019
Nabors Industries, Inc. 7.375% 5/15/2027[5]	55	54
Nabors Industries, Inc. 9.125% 1/31/2030[5]	160	160
National Australia Bank, Ltd. 5.181% 6/11/2034[5]	1,250	1,277
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[5]	135	135
Navient Corp. 5.00% 3/15/2027	45	44
Navient Corp. 4.875% 3/15/2028	145	138
NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.053% 4/16/2029[7,8]	21	21
NCR Voyix Corp. 5.125% 4/15/2029[5]	38	36
New York Life Global Funding 1.20% 8/7/2030[5]	2,725	2,296
New York Life Global Funding 5.00% 1/9/2034[5]	1,500	1,501
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,8]	564	522
NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	200	203
Newell Brands, Inc. 5.70% 4/1/2026	50	50
Nexstar Media, Inc. 4.75% 11/1/2028[5]	165	155
NFE Financing, LLC 12.00% 11/15/2029[5]	709	599
NGL Energy Operating, LLC 8.125% 2/15/2029[5]	55	55
NGL Energy Operating, LLC 8.375% 2/15/2032[5]	70	70
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 4/15/2032[4,5]	662	662
Norfolk Southern Corp. 5.35% 8/1/2054	496	477
Northern Oil and Gas, Inc. 8.125% 3/1/2028[5]	150	151
NOVA Chemicals Corp. 5.25% 6/1/2027[5]	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030[5]	90	97
Novelis Corp. 4.75% 1/30/2030[5]	80	75
Novelis Corp. 3.875% 8/15/2031[5]	20	17
NuStar Logistics, LP 5.625% 4/28/2027	80	80
Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
OCP SA 3.75% 6/23/2031	500	444
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,5]	269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,5]	120	122
ONEOK, Inc. 5.80% 11/1/2030	69	72
ONEOK, Inc. 6.05% 9/1/2033	514	535
ONEOK, Inc. 6.625% 9/1/2053	290	304
OneSky Flight, LLC 8.875% 12/15/2029[5]	35	35
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,5]	838	846
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,5]	1,651	1,666
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[1,4,5]	2,689	2,713
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[1,4,5]	2,751	2,757
Open Text Corp. 3.875% 2/15/2028[5]	25	24
Option Care Health, Inc. 4.375% 10/31/2029[5]	25	23
Oracle Corp. 2.65% 7/15/2026	2,327	2,272
Oracle Corp. 3.25% 11/15/2027	1,880	1,823
Oracle Corp. 3.95% 3/25/2051	22	16
Orange 9.00% 3/1/2031[1]	2,434	2,942
Osaic Holdings, Inc. 10.75% 8/1/2027[5]	256	261
Owens & Minor, Inc. 6.625% 4/1/2030[5]	40	35
American Funds Insurance Series — Page 221 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.15% 1/1/2026	USD3,000	$2,962
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	536
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,569
Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,331
PacifiCorp 3.30% 3/15/2051	150	98
PacifiCorp 2.90% 6/15/2052	280	168
PacifiCorp 5.35% 12/1/2053	525	483
PacifiCorp 5.50% 5/15/2054	980	921
PacifiCorp 5.80% 1/15/2055	500	488
Panama (Republic of) 3.75% 4/17/2026	465	456
Panama (Republic of) 7.50% 3/1/2031	415	430
Panama (Republic of) 6.40% 2/14/2035	850	800
Panama (Republic of) 8.00% 3/1/2038	755	780
Panama (Republic of) 7.875% 3/1/2057	2,015	1,983
Park Intermediate Holdings, LLC 5.875% 10/1/2028[5]	65	63
Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	65	61
Park Intermediate Holdings, LLC 7.00% 2/1/2030[5]	55	55
Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,6,9,10]	2	— [12]
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[4,5]	1,059	1,063
Performance Food Group, Inc. 5.50% 10/15/2027[5]	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031[5]	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032[5]	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033[5]	106	106
Petroleos Mexicanos 6.875% 10/16/2025	946	945
Petroleos Mexicanos 6.875% 8/4/2026	638	635
Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,881
Petroleos Mexicanos 6.50% 3/13/2027	6,200	6,070
Petroleos Mexicanos 6.84% 1/23/2030	8,494	7,791
Petroleos Mexicanos 5.95% 1/28/2031	65	55
Petroleos Mexicanos 6.70% 2/16/2032	779	685
Petroleos Mexicanos 6.95% 1/28/2060	55	38
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	916
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,106
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	179
PG&E Corp. 5.00% 7/1/2028	385	375
PG&E Corp. 5.25% 7/1/2030	175	168
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	145	143
Philip Morris International, Inc. 5.125% 11/17/2027	315	321
Philip Morris International, Inc. 2.10% 5/1/2030	634	561
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,627
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,410
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	384
POSCO Holdings, Inc. 4.875% 1/23/2027[5]	510	512
Post Holdings, Inc. 5.50% 12/15/2029[5]	80	78
Post Holdings, Inc. 4.625% 4/15/2030[5]	444	415
Post Holdings, Inc. 6.25% 2/15/2032[5]	33	33
Prestige Brands, Inc. 3.75% 4/1/2031[5]	120	108
Procter & Gamble Co. 3.00% 3/25/2030	338	318
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	2,755	2,615
PT Freeport Indonesia 5.315% 4/14/2032	449	441
Quikrete Holdings, Inc. 6.375% 3/1/2032[5]	40	40
Quikrete Holdings, Inc. 6.75% 3/1/2033[5]	10	10
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.575% 2/10/2032[7,8]	15	15
American Funds Insurance Series — Page 222 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,9]	USD175	$174
Radiology Partners, Inc. 9.781% PIK 2/15/2030[5,9]	282	263
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 8.28% Cash 1/31/2029[7,8,9]	9	9
Raizen Fuels Finance SA 6.45% 3/5/2034[5]	910	920
Range Resources Corp. 4.75% 2/15/2030[5]	145	138
Reworld Holding Corp. 4.875% 12/1/2029[5]	25	23
RHP Hotel Properties, LP 7.25% 7/15/2028[5]	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029[5]	90	85
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,431
RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	25	22
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[5]	20	19
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[1]	1,700	1,721
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	75	75
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	90	90
Ryan Specialty Group, LLC 4.375% 2/1/2030[5]	45	43
Ryan Specialty, LLC 5.875% 8/1/2032[5]	20	20
Sally Holdings, LLC 6.75% 3/1/2032	107	107
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	910	940
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,715
Sands China, Ltd. 3.25% 8/8/2031[1]	930	806
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,665
Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,341
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	353
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	68	66
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	1,040	983
Scentre Group Trust 1 3.75% 3/23/2027[5]	110	108
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033[4,5]	2,846	2,882
Scientific Games Holdings, LP 6.625% 3/1/2030[5]	46	43
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	115	109
Sealed Air Corp. 6.125% 2/1/2028[5]	180	180
Sealed Air Corp. 6.50% 7/15/2032[5]	123	125
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[4,5]	178	179
Serbia (Republic of) 6.25% 5/26/2028[5]	740	757
Service Corp. International 5.75% 10/15/2032	35	34
Service Properties Trust 8.625% 11/15/2031[5]	60	63
ServiceNow, Inc. 1.40% 9/1/2030	756	638
Simmons Foods, Inc. 4.625% 3/1/2029[5]	160	149
Sirius XM Radio, LLC 3.125% 9/1/2026[5]	50	48
Sirius XM Radio, LLC 4.00% 7/15/2028[5]	195	182
Sirius XM Radio, LLC 4.125% 7/1/2030[5]	39	35
Sirius XM Radio, LLC 3.875% 9/1/2031[5]	111	95
SK hynix, Inc. 1.50% 1/19/2026	563	549
SLM Corp. 6.50% 1/31/2030	85	87
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.899% 11/15/2052[4,5,8]	581	588
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	595	602
Sonic Automotive, Inc. 4.625% 11/15/2029[5]	45	41
Sonic Automotive, Inc. 4.875% 11/15/2031[5]	20	18
Southern California Edison Co. 2.85% 8/1/2029	200	184
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,180
Southern California Edison Co. 5.90% 3/1/2055	1,100	1,060
Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	71	78
American Funds Insurance Series — Page 223 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.791% 1/15/2027[7,8]	USD5	$5
Sprint, LLC 7.625% 3/1/2026	130	132
Stagwell Global, LLC 5.625% 8/15/2029[5]	115	110
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[4,5,8]	216	217
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035)[1]	1,450	1,454
Station Casinos, LLC 6.625% 3/15/2032[5]	35	35
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[4,5,8]	1,993	1,992
Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	2,003
Sunoco, LP 7.00% 5/1/2029[5]	30	31
Sunoco, LP 4.50% 5/15/2029	290	275
Sunoco, LP 4.50% 4/30/2030	35	33
Surgery Center Holdings, Inc. 7.25% 4/15/2032[5]	45	45
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[4,5,8]	6,917	6,852
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,418
Talen Energy Supply, LLC 8.625% 6/1/2030[5]	69	73
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.818% 5/17/2030[7,8]	44	44
Talos Production, Inc. 9.00% 2/1/2029[5]	15	15
Talos Production, Inc. 9.375% 2/1/2031[5]	55	56
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	445
TGS ASA 8.50% 1/15/2030[5]	200	207
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	885	825
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	992
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,367
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	425
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,452
TransDigm, Inc. 5.50% 11/15/2027	45	45
TransDigm, Inc. 4.875% 5/1/2029	80	76
TransDigm, Inc. 6.875% 12/15/2030[5]	85	87
TransDigm, Inc. 6.625% 3/1/2032[5]	45	46
Transocean Poseidon, Ltd. 6.875% 2/1/2027[5]	39	39
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[5]	92	94
Transocean, Inc. 8.75% 2/15/2030[5]	32	33
Transocean, Inc. 6.80% 3/15/2038	35	27
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,6]	94	94
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,5]	251	253
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,5]	100	100
Triumph Group, Inc. 9.00% 3/15/2028[5]	57	60
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[7,8]	124	125
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,337
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[4,5]	858	860
U.S. Treasury 4.25% 1/31/2026	1,202	1,203
U.S. Treasury 4.25% 12/31/2026	1,415	1,422
U.S. Treasury 4.50% 4/15/2027	1,630	1,649
U.S. Treasury 1.125% 8/31/2028	2,155	1,965
U.S. Treasury 4.25% 2/28/2029	109	110
U.S. Treasury 4.125% 3/31/2029	24	24
U.S. Treasury 4.625% 4/30/2029	13	13
U.S. Treasury 4.00% 7/31/2029	347	348
U.S. Treasury 3.50% 9/30/2029	399	392
American Funds Insurance Series — Page 224 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.125% 10/31/2029	USD328	$330
U.S. Treasury 4.375% 12/31/2029	1,024	1,043
U.S. Treasury 0.625% 5/15/2030[13]	9,765	8,262
U.S. Treasury 4.125% 11/30/2031	704	706
U.S. Treasury 3.875% 8/15/2034	540	526
U.S. Treasury 4.25% 11/15/2034[13]	5,021	5,036
U.S. Treasury 1.75% 8/15/2041[13]	4,650	3,153
U.S. Treasury 4.75% 11/15/2043	2,650	2,708
U.S. Treasury 4.625% 5/15/2044	1,210	1,214
U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,831
U.S. Treasury 1.25% 5/15/2050	1,625	807
U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,631
U.S. Treasury 4.25% 2/15/2054	681	642
U.S. Treasury 4.625% 5/15/2054[13]	5,926	5,944
U.S. Treasury 4.50% 11/15/2054	54	53
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[3]	829	825
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3,13]	10,465	10,901
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3]	3,452	1,981
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	182	151
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[3,13]	5,857	5,605
UKG, Inc. 6.875% 2/1/2031[5]	77	78
Uniform Mortgage-Backed Security 3.50% 4/1/2055[4,11]	512	462
Uniform Mortgage-Backed Security 4.50% 4/1/2055[4,11]	2,345	2,243
Uniform Mortgage-Backed Security 5.00% 4/1/2055[4,11]	3,542	3,472
Uniform Mortgage-Backed Security 5.50% 4/1/2055[4,11]	5,460	5,454
Uniform Mortgage-Backed Security 6.00% 4/1/2055[4,11]	3,564	3,620
Uniform Mortgage-Backed Security 6.50% 4/1/2055[4,11]	49	50
Uniform Mortgage-Backed Security 7.00% 4/1/2055[4,11]	323	338
Uniform Mortgage-Backed Security 3.50% 5/1/2055[4,11]	2,586	2,331
Uniform Mortgage-Backed Security 4.50% 5/1/2055[4,11]	2,978	2,848
Uniform Mortgage-Backed Security 5.50% 5/1/2055[4,11]	6,976	6,961
Uniform Mortgage-Backed Security 6.00% 5/1/2055[4,11]	22,063	22,387
United Mexican States 6.00% 5/7/2036	970	939
United Mexican States 6.338% 5/4/2053	425	387
United Natural Foods, Inc. 6.75% 10/15/2028[5]	85	84
United Rentals (North America), Inc. 3.875% 2/15/2031	130	118
Univision Communications, Inc. 8.00% 8/15/2028[5]	110	110
Univision Communications, Inc. 4.50% 5/1/2029[5]	250	221
US Foods, Inc. 4.625% 6/1/2030[5]	35	33
Vail Resorts, Inc. 6.50% 5/15/2032[5]	20	20
Valvoline, Inc. 3.625% 6/15/2031[5]	85	74
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.647% Cash 1/16/2026[7,8,9]	32	32
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 10/10/2028[7,8,9]	32	32
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.656% Cash 10/10/2028[7,8,9]	53	48
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	35	32
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	110	100
Venture Global LNG, Inc. 8.125% 6/1/2028[5]	80	82
Veralto Corp. 5.35% 9/18/2028	2,900	2,971
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,5]	694	703
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[4,5,8]	872	873
VICI Properties, LP 4.375% 5/15/2025	1,563	1,564
American Funds Insurance Series — Page 225 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
VZ Secured Financing BV 5.00% 1/15/2032[5]	USD200	$174
Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	71	73
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[5]	200	198
Waste Management, Inc. 3.875% 1/15/2029[5]	50	49
Waste Pro USA, Inc. 7.00% 2/1/2033[5]	20	20
Weatherford International, Ltd. 8.625% 4/30/2030[5]	93	95
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,605
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,359
WESCO Distribution, Inc. 7.25% 6/15/2028[5]	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032[5]	150	152
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,5]	99	99
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,5]	60	60
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,5]	146	146
WMG Acquisition Corp. 3.75% 12/1/2029[5]	110	103
WMG Acquisition Corp. 3.875% 7/15/2030[5]	135	125
WMG Acquisition Corp. 3.00% 2/15/2031[5]	80	71
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[1,2,9]	106	104
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	43	45
Ziggo BV 4.875% 1/15/2030[5]	300	275
		720,447
Total bonds, notes & other debt instruments (cost: $1,479,576,000)		1,407,766
Preferred securities 0.01% U.S. dollars 0.01%	Shares
ACR III LSC Holdings, LLC, Series B, preferred shares[5,6,14]	48	69
Total preferred securities (cost: $49,000)		69
Common stocks 0.14% Norwegian kroner 0.13%
Constellation Oil Services Holding SA (NDR)[14]	3,958,477	1,908
U.S. dollars 0.01%
Altera Infrastructure, LP6	1,441	64
New Fortress Energy, Inc., Class A14,15	4,095	34
Venator Materials PLC[6,14]	232	28
WeWork, Inc.[6,14]	968	15
DSG TopCo, Inc.[14]	420	8
Endo, Inc., 1L 6.125% Escrow[6,14]	205,000	— [12]
Bighorn Permian Resources, LLC[6]	531	— [12]
Party City Holdco, Inc.[6,14]	80	— [12]
Party City Holdco, Inc.[5,6,14]	1	— [12]
		149
Total common stocks (cost: $2,080,000)		2,057
Investment funds 1.48%
Capital Group Central Corporate Bond Fund[16]	2,580,545	21,651
Total investment funds (cost: $20,192,000)		21,651
American Funds Insurance Series — Page 226 of 308

unaudited
Short-term securities 5.69% Bills & notes of governments & government agencies outside the U.S. 0.23%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 9/9/2025	21.356%	EGP150,475	$2,679
Nigeria (Republic of) 1/27/2026	19.057	NGN1,090,000	589
			3,268
Money market investments 5.46%		Shares
Capital Group Central Cash Fund 4.33%[16,17]		796,530	79,653
Total short-term securities (cost: $82,947,000)			82,921
Options purchased (equity style) 0.00%
Options purchased (equity style)*			66
Total options purchased (equity style) (cost: $138,000)			66
Total investment securities 103.85% (cost: $1,584,982,000)			1,514,530
Total options written† (0.01)% (premium received: $125,000)			(146)
Other assets less liabilities (3.84)%			(56,033)
Net assets 100.00%			$1,458,351
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
3 Month SOFR Futures Option	7	6/13/2025	USD97.00	USD1,750	$— [12]
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
EUR/USD Foreign Currency Options	HSBC Bank	6/11/2025	USD1.12	EUR14,600	$66
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Put
EUR/USD Foreign Currency Options	HSBC Bank	6/11/2025	USD1.08	EUR(14,600)	$(146)
American Funds Insurance Series — Page 227 of 308

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
3 Month SONIA Futures	Long	141	3/17/2026	USD43,742	$3
2 Year Italy Government Bond Futures	Short	21	6/10/2025	(2,441)	1
2 Year Euro-Schatz Futures	Short	89	6/10/2025	(10,293)	2
2 Year U.S. Treasury Note Futures	Long	842	7/3/2025	174,439	137
3 Year Australian Treasury Bond Futures	Short	1	6/17/2025	(67)	— [12]
5 Year Euro-Bobl Futures	Long	556	6/10/2025	70,816	(129)
5 Year U.S. Treasury Note Futures	Long	1,325	7/3/2025	143,307	616
10 Year Italy Government Bond Futures	Long	191	6/10/2025	24,271	(499)
10 Year French Government Bond Futures	Long	47	6/10/2025	6,235	73
10 Year Euro-Bund Futures	Short	966	6/10/2025	(134,567)	(1,048)
10 Year Australian Treasury Bond Futures	Short	91	6/16/2025	(6,406)	(1)
10 Year Japanese Government Bond Futures	Short	15	6/20/2025	(13,841)	(44)
10 Year Ultra U.S. Treasury Note Futures	Long	186	6/30/2025	21,227	100
10 Year UK Gilt Futures	Long	179	6/30/2025	21,201	(22)
10 Year U.S. Treasury Note Futures	Long	165	6/30/2025	18,351	138
20 Year U.S. Treasury Note Futures	Long	105	6/30/2025	12,315	(19)
30 Year Euro-Buxl Futures	Short	26	6/10/2025	(3,353)	4
30 Year Ultra U.S. Treasury Bond Futures	Short	69	6/30/2025	(8,435)	35
					$(653)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	3,362	BRL	17,410	Citibank	4/1/2025	$311
BRL	17,410	USD	3,017	Morgan Stanley	4/1/2025	33
USD	4,017	JPY	594,510	Citibank	4/3/2025	52
USD	1,325	EUR	1,213	BNP Paribas	4/3/2025	13
USD	917	JPY	136,375	Bank of America	4/3/2025	7
JPY	136,375	USD	918	Standard Chartered Bank	4/3/2025	(8)
EUR	9,775	USD	10,597	JPMorgan Chase	4/3/2025	(25)
USD	13,577	KRW	19,528,504	JPMorgan Chase	4/4/2025	320
EUR	3,240	USD	3,489	Citibank	4/4/2025	15
USD	1,705	CLP	1,623,750	Morgan Stanley	4/4/2025	(5)
COP	2,800,000	USD	679	Morgan Stanley	4/4/2025	(10)
KRW	5,282,450	USD	3,633	HSBC Bank	4/4/2025	(47)
USD	11,105	BRL	63,717	JPMorgan Chase	4/4/2025	(50)
USD	3,413	EUR	3,240	Citibank	4/4/2025	(91)
CAD	5,525	USD	3,857	HSBC Bank	4/7/2025	(16)
CNH	33,300	USD	4,614	Citibank	4/7/2025	(29)
CNH	66,687	USD	9,234	Citibank	4/7/2025	(50)
CNH	73,835	USD	10,219	Standard Chartered Bank	4/7/2025	(51)
USD	770	NOK	8,645	Goldman Sachs	4/7/2025	(52)
CNH	83,800	USD	11,593	HSBC Bank	4/7/2025	(53)
USD	5,066	JPY	748,390	JPMorgan Chase	4/10/2025	71
GBP	3,795	USD	4,873	HSBC Bank	4/10/2025	29
USD	1,632	JPY	242,620	Bank of America	4/10/2025	12
American Funds Insurance Series — Page 228 of 308

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	4,976	GBP	4,185	UBS AG	4/10/2025	$(22)
AUD	2,600	USD	1,650	JPMorgan Chase	4/10/2025	(25)
JPY	779,801	CHF	4,665	Morgan Stanley	4/10/2025	(75)
USD	2,556	GBP	2,084	HSBC Bank	4/10/2025	(136)
USD	2,538	GBP	2,084	Standard Chartered Bank	4/10/2025	(154)
JPY	2,686,818	USD	18,172	HSBC Bank	4/10/2025	(239)
USD	5,141	GBP	4,167	BNP Paribas	4/10/2025	(242)
USD	5,327	GBP	4,115	Citibank	4/15/2025	11
USD	777	EUR	710	JPMorgan Chase	4/15/2025	8
USD	2,899	EUR	2,680	Citibank	4/15/2025	(1)
CNH	374,182	USD	51,823	BNP Paribas	4/15/2025	(263)
EUR	29,666	USD	32,431	HSBC Bank	4/15/2025	(327)
TRY	7,670	USD	196	Citibank	4/16/2025	2
USD	3,515	NOK	37,140	HSBC Bank	4/16/2025	(15)
USD	12,822	NZD	22,171	UBS AG	4/17/2025	229
USD	7,877	AUD	12,366	HSBC Bank	4/17/2025	149
USD	5,026	AUD	7,936	Goldman Sachs	4/17/2025	67
USD	3,235	EUR	2,960	Standard Chartered Bank	4/17/2025	32
USD	4,405	CAD	6,290	UBS AG	4/17/2025	30
USD	198	CNH	1,425	UBS AG	4/17/2025	1
CNH	1,425	USD	198	Citibank	4/17/2025	(1)
CAD	1,430	USD	1,001	Bank of America	4/17/2025	(6)
CAD	3,041	USD	2,125	Goldman Sachs	4/17/2025	(10)
ZAR	60,730	USD	3,342	Barclays Bank PLC	4/17/2025	(35)
CAD	14,583	USD	10,189	Goldman Sachs	4/17/2025	(47)
EUR	7,125	USD	7,796	Standard Chartered Bank	4/17/2025	(85)
JPY	1,889,579	USD	12,761	Citibank	4/17/2025	(139)
CNH	216,478	USD	29,999	UBS AG	4/17/2025	(165)
NZD	24,970	USD	14,504	UBS AG	4/17/2025	(322)
MYR	19,585	USD	4,427	JPMorgan Chase	4/23/2025	(4)
USD	10,684	DKK	73,090	Goldman Sachs	4/24/2025	76
USD	840	MXN	16,911	Citibank	4/24/2025	16
PLN	6,680	EUR	1,589	Goldman Sachs	4/24/2025	3
DKK	46,980	EUR	6,298	Goldman Sachs	4/24/2025	— [12]
CHF	3,497	USD	3,991	Goldman Sachs	4/24/2025	(27)
USD	4,329	NOK	45,865	HSBC Bank	4/24/2025	(30)
SEK	32,900	USD	3,241	JPMorgan Chase	4/25/2025	37
USD	1,678	HUF	619,035	Citibank	4/25/2025	18
EUR	5,100	CAD	7,925	Citibank	4/25/2025	8
CZK	47,290	EUR	1,888	Citibank	4/25/2025	5
CZK	18,000	USD	780	Citibank	4/25/2025	— [12]
USD	257	PLN	1,000	Citibank	4/25/2025	— [12]
SGD	1,400	USD	1,050	HSBC Bank	4/25/2025	(6)
THB	190,470	USD	5,644	JPMorgan Chase	4/25/2025	(26)
HUF	1,284,310	EUR	3,205	Citibank	4/25/2025	(27)
USD	7,607	IDR	126,147,000	Citibank	4/28/2025	45
USD	6,604	GBP	5,100	Citibank	4/28/2025	16
INR	101,529	USD	1,181	HSBC Bank	4/28/2025	4
USD	1,181	INR	101,529	Citibank	4/28/2025	(4)
EUR	2,590	USD	2,793	Citibank	4/29/2025	12
USD	10,954	EUR	10,105	BNP Paribas	4/29/2025	10
American Funds Insurance Series — Page 229 of 308

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	7,013	EUR	6,483	Goldman Sachs	4/29/2025	$(8)
EUR	3,405	USD	3,681	Morgan Stanley	5/7/2025	8
USD	4,657	EUR	4,295	Morgan Stanley	5/7/2025	3
INR	25,000	USD	290	Bank of America	5/7/2025	1
USD	2,997	BRL	17,410	Morgan Stanley	5/7/2025	(32)
EUR	10,190	USD	10,799	BNP Paribas	6/6/2025	261
EUR	6,560	USD	7,040	UBS AG	6/9/2025	82
EUR	6,560	USD	7,103	Bank of America	6/9/2025	19
						$(944)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	$(8)	$—	$(8)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	(9)	—	(9)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	2	—	2
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	9,720	2	—	2
4.1378%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	NOK116,800	(54)	—	(54)
4.135%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	116,610	(54)	—	(54)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	23	—	23
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(103)	—	(103)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(19)	—	(19)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(120)	—	(120)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(135)	—	(135)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	153	—	153
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	18	—	18
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	2,690	18	—	18
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	2,690	18	—	18
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	(29)	—	(29)
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	32,280	(29)	—	(29)
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	32,270	(30)	—	(30)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	25	—	25
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK32,340	(43)	—	(43)
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	16,900	1	—	1
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	16,890	1	—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	26,280	1	—	1
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	62,070	3	—	3
2.4475%	Annual	6-month EURIBOR	Semi-annual	11/11/2034	EUR5,770	(102)	—	(102)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	371	—	371
6-month EURIBOR	Semi-annual	2.2377%	Annual	11/11/2054	EUR2,310	199	—	199
						$100	$—	$100
American Funds Insurance Series — Page 230 of 308

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(332)	$—	$(332)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	30,865	(370)	—	(370)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	79,860	(676)	—	(676)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	100,270	(1,026)	—	(1,026)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	35,980	(693)	—	(693)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	55,145	(1,722)	—	(1,722)
							$(4,819)	$—	$(4,819)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD21,555	$(1,116)	$(1,242)	$126
CDX.EM.43	1.00%	Quarterly	6/20/2030	9,890	378	351	27
ITRAXX.EUR.XO.43	5.00%	Quarterly	6/20/2030	EUR2,350	(188)	(210)	22
					$(926)	$(1,101)	$175
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)	Value at 3/31/2025[19] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD66,973	$1,207	$1,326	$(119)
Investments in affiliates16

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.48%
Capital Group Central Corporate Bond Fund	$21,147	$248	$—	$—	$256	$21,651	$248
Short-term securities 5.46%
Money market investments 5.46%
Capital Group Central Cash Fund 4.33%[17]	23,214	165,870	109,420	(7)	(4)	79,653	554
Total 6.94%				$(7)	$252	$101,304	$802
American Funds Insurance Series — Page 231 of 308

unaudited
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,799	$5,510	0.38%
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,025	2,072	0.14
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,951	2,003	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,339	1,341	0.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[1,9]	6/23/2023-3/24/2025	104	104	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[7,8]	9/13/2023-3/13/2025	94	96	0.00 [20]
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[7,8]	9/13/2023-12/13/2024	3	3	0.00 [20]
Total		$11,315	$11,129	0.76%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $11,129,000, which represented 0.76% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $158,410,000, which represented 10.86% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,122,000, which represented 0.15% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Purchased on a TBA basis.
[12]	Amount less than one thousand.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $15,308,000, which represented 1.05% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $34,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 3/31/2025.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than 0.01%.
American Funds Insurance Series — Page 232 of 308

unaudited

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won

MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
American Funds Insurance Series — Page 233 of 308

American High-Income Trust®
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 88.81% Corporate bonds, notes & loans 88.37% Communication services 13.70%	Principal amount (000)	Value (000)
CBS Corp. 7.875% 7/30/2030	USD130	$143
CCO Holdings, LLC 5.50% 5/1/2026[1]	102	102
CCO Holdings, LLC 5.00% 2/1/2028[1]	901	875
CCO Holdings, LLC 5.375% 6/1/2029[1]	685	663
CCO Holdings, LLC 6.375% 9/1/2029[1]	445	444
CCO Holdings, LLC 4.75% 3/1/2030[1]	3,211	2,981
CCO Holdings, LLC 4.50% 8/15/2030[1]	2,834	2,582
CCO Holdings, LLC 4.25% 2/1/2031[1]	4,554	4,039
CCO Holdings, LLC 7.375% 3/1/2031[1]	70	71
CCO Holdings, LLC 4.75% 2/1/2032[1]	2,708	2,408
CCO Holdings, LLC 4.50% 5/1/2032	2,152	1,870
CCO Holdings, LLC 4.50% 6/1/2033[1]	2,190	1,869
CCO Holdings, LLC 4.25% 1/15/2034[1]	4,261	3,508
Charter Communications Operating, LLC 5.25% 4/1/2053	400	323
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	870	749
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	460	380
Cogent Communications Group, LLC 3.50% 5/1/2026[1]	690	673
Connect Finco SARL 9.00% 9/15/2029[1]	5,505	5,026
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	211
Consolidated Communications, Inc. 6.50% 10/1/2028[1]	80	77
CSC Holdings, LLC 5.50% 4/15/2027[1]	825	765
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 9.00% 4/15/2027[2,3]	330	311
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.819% 1/18/2028[2,3]	1,702	1,656
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029[1]	285	98
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028[2,4]	38	35
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,895	3,778
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.552% 8/2/2027[2,3]	209	209
DISH Network Corp. 11.75% 11/15/2027[1]	10,665	11,238
EchoStar Corp. 10.75% 11/30/2029	4,557	4,792
EchoStar Corp. 6.75% PIK or 6.75% Cash 11/30/2030[4]	3,421	3,108
Embarq, LLC 7.995% 6/1/2036	4,404	1,730
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	445	445
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	35	35
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	3,755	3,777
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,495	2,498
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	3,261	3,271
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	50	53
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	225	240
Gray Media, Inc. 7.00% 5/15/2027[1]	150	147
Gray Media, Inc. 10.50% 7/15/2029[1]	4,155	4,333
Gray Media, Inc. 4.75% 10/15/2030[1]	791	502
Gray Media, Inc. 5.375% 11/15/2031[1]	2,538	1,588
American Funds Insurance Series — Page 234 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.437% 12/1/2028[2,3]	USD2	$2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.573% 6/4/2029[2,3]	1,082	1,050
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	6,250	5,953
Lamar Media Corp. 4.00% 2/15/2030	260	241
Lamar Media Corp. 3.625% 1/15/2031	160	143
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	403
Ligado Networks, LLC 17.50% PIK 11/1/2023[1,4,5]	2,954	931
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/6/2025[2,4,6]	627	627
News Corp. 3.875% 5/15/2029[1]	1,240	1,170
Nexstar Media, Inc. 5.625% 7/15/2027[1]	1,254	1,236
Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,670	3,440
Paramount Global 6.875% 4/30/2036	490	503
Sinclair Television Group, Inc. 8.125% 2/15/2033[1]	1,120	1,106
Sirius XM Radio, LLC 3.125% 9/1/2026[1]	1,760	1,707
Sirius XM Radio, LLC 5.00% 8/1/2027[1]	700	685
Sirius XM Radio, LLC 4.00% 7/15/2028[1]	3,564	3,328
Sirius XM Radio, LLC 5.50% 7/1/2029[1]	590	570
Sirius XM Radio, LLC 4.125% 7/1/2030[1]	2,790	2,481
Sirius XM Radio, LLC 3.875% 9/1/2031[1]	5,186	4,450
Snap, Inc. 6.875% 3/1/2033[1]	1,455	1,456
Sprint Capital Corp. 6.875% 11/15/2028	316	337
Sprint Capital Corp. 8.75% 3/15/2032	716	862
Sprint, LLC 7.625% 3/1/2026	480	488
Stagwell Global, LLC 5.625% 8/15/2029[1]	1,285	1,225
TEGNA, Inc. 5.00% 9/15/2029	1,121	1,042
T-Mobile USA, Inc. 3.375% 4/15/2029	860	818
Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,146
Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,465
Univision Communications, Inc. 4.50% 5/1/2029[1]	5,170	4,575
Univision Communications, Inc. 7.375% 6/30/2030[1]	2,397	2,293
Univision Communications, Inc. 8.50% 7/31/2031[1]	1,235	1,208
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.549% 6/24/2029[2,3]	68	67
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	2,053
WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,623	1,514
WMG Acquisition Corp. 3.875% 7/15/2030[1]	957	885
WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	201
X Corp., Term Loan B, 9.50% 2/15/2029[2]	370	380
X Corp., Term Loan B, (USD-SOFR + 6.65%) 10.949% 10/26/2029[2,3]	1,022	1,017
Ziggo BV 4.875% 1/15/2030[1]	865	794
		130,455
Energy 13.40%
3R Lux SARL 9.75% 2/5/2031[1]	875	914
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	620	606
Antero Midstream Partners, LP 6.625% 2/1/2032[1]	40	41
Antero Resources Corp. 5.375% 3/1/2030[1]	130	128
Archrock Partners, LP 6.25% 4/1/2028[1]	255	255
Archrock Partners, LP 6.625% 9/1/2032[1]	420	422
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	277
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	635
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	500	498
Baytex Energy Corp. 8.50% 4/30/2030[1]	645	656
American Funds Insurance Series — Page 235 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Baytex Energy Corp. 7.375% 3/15/2032[1]	USD1,265	$1,218
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,162
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	128
Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,572	2,451
Borr IHC, Ltd. 10.375% 11/15/2030[1]	1,061	989
California Resources Corp. 7.125% 2/1/2026[1]	195	195
California Resources Corp. 8.25% 6/15/2029[1]	520	529
Chord Energy Corp. 6.375% 6/1/2026[1]	190	191
Chord Energy Corp. 6.75% 3/15/2033[1]	1,115	1,110
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,220	1,243
Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	892
Civitas Resources, Inc. 8.375% 7/1/2028[1]	740	765
Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	754
Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,071
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	261
CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,486
CNX Resources Corp. 7.375% 1/15/2031[1]	861	876
CNX Resources Corp. 7.25% 3/1/2032[1]	1,300	1,323
Comstock Resources, Inc. 6.75% 3/1/2029[1]	405	397
Comstock Resources, Inc. 5.875% 1/15/2030[1]	890	842
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,258	1,307
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	1,965	1,945
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,490	1,438
Diamond Foreign Asset Co. 8.50% 10/1/2030[1]	420	431
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,326
DT Midstream, Inc. 4.375% 6/15/2031[1]	307	283
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	738
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,485	1,579
Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	730	698
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,365	1,256
Energy Transfer, LP 6.00% 2/1/2029[1]	55	56
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	189
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,626
EQT Corp. 5.00% 1/15/2029	170	171
EQT Corp. 3.625% 5/15/2031[1]	290	265
Expand Energy Corp. 6.75% 4/15/2029[1]	635	643
Expand Energy Corp. 5.375% 3/15/2030	1,290	1,282
Expand Energy Corp. 4.75% 2/1/2032	370	350
Expand Energy Corp. 4.875% 4/15/2032[5]	4,300	25
Genesis Energy, LP 8.00% 1/15/2027	859	877
Genesis Energy, LP 7.75% 2/1/2028	72	73
Genesis Energy, LP 8.25% 1/15/2029	1,480	1,529
Genesis Energy, LP 8.875% 4/15/2030	1,110	1,154
Genesis Energy, LP 7.875% 5/15/2032	2,485	2,505
Global Partners, LP 6.875% 1/15/2029	135	135
Global Partners, LP 8.25% 1/15/2032[1]	460	473
Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	175	178
Harbour Energy PLC 5.50% 10/15/2026[1]	1,065	1,066
Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,392	1,407
Harvest Midstream I, LP 7.50% 5/15/2032[1]	820	843
Hess Midstream Operations, LP 5.875% 3/1/2028[1]	845	850
Hess Midstream Operations, LP 5.125% 6/15/2028[1]	361	356
Hess Midstream Operations, LP 6.50% 6/1/2029[1]	455	464
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,346
American Funds Insurance Series — Page 236 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	USD490	$480
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	940	909
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	878
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	783	733
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	907
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	1,258	1,290
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030[1]	240	240
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	350	357
Matador Resources Co. 6.875% 4/15/2028[1]	425	431
Matador Resources Co. 6.50% 4/15/2032[1]	820	813
Matador Resources Co. 6.25% 4/15/2033[1]	595	582
MEG Energy Corp. 5.875% 2/1/2029[1]	1,225	1,206
Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]	739	18
Murphy Oil Corp. 6.375% 7/15/2028	243	244
Murphy Oil Corp. 6.00% 10/1/2032	410	395
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	729
Nabors Industries, Inc. 7.375% 5/15/2027[1]	745	736
Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,140	1,141
Nabors Industries, Inc. 8.875% 8/15/2031[1]	710	617
Nabors Industries, Ltd. 7.50% 1/15/2028[1]	75	69
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	520	440
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.802% 10/30/2028[2,3]	267	234
NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	2,150	2,187
NFE Financing, LLC 12.00% 11/15/2029[1]	16,438	13,868
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	380	383
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,500	1,505
Noble Finance II, LLC 8.00% 4/15/2030[1]	1,645	1,645
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,880	1,887
NuStar Logistics, LP 6.00% 6/1/2026	286	288
Parkland Corp. 5.875% 7/15/2027[1]	605	603
Parkland Corp. 4.625% 5/1/2030[1]	440	413
Parkland Corp. 6.625% 8/15/2032[1]	70	70
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,190	1,304
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,192
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,625	1,620
Petroleos Mexicanos 6.875% 10/16/2025	350	350
Petroleos Mexicanos 4.50% 1/23/2026	440	431
Petroleos Mexicanos 6.49% 1/23/2027	160	157
Petroleos Mexicanos 5.35% 2/12/2028	45	42
Petroleos Mexicanos 6.50% 1/23/2029	140	132
Petroleos Mexicanos 8.75% 6/2/2029	777	777
Petroleos Mexicanos 6.84% 1/23/2030	340	312
Petroleos Mexicanos 5.95% 1/28/2031	485	411
Petroleos Mexicanos 7.69% 1/23/2050	155	116
Petroleos Mexicanos 6.95% 1/28/2060	425	290
Range Resources Corp. 4.875% 5/15/2025	362	362
Range Resources Corp. 8.25% 1/15/2029	500	515
Range Resources Corp. 4.75% 2/15/2030[1]	285	271
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	276	267
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	200	200
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	303
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	1,745	1,782
Sunoco, LP 6.00% 4/15/2027	547	546
American Funds Insurance Series — Page 237 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco, LP 5.875% 3/15/2028	USD290	$290
Sunoco, LP 7.00% 5/1/2029[1]	300	307
Sunoco, LP 4.50% 5/15/2029	1,970	1,867
Sunoco, LP 4.50% 4/30/2030	1,880	1,760
Sunoco, LP 7.25% 5/1/2032[1]	1,335	1,380
Sunoco, LP 6.25% 7/1/2033[1]	810	811
Talos Production, Inc. 9.00% 2/1/2029[1]	1,105	1,136
Talos Production, Inc. 9.375% 2/1/2031[1]	1,350	1,375
Targa Resources Partners, LP 6.50% 7/15/2027	133	134
Targa Resources Partners, LP 5.50% 3/1/2030	327	330
Targa Resources Partners, LP 4.875% 2/1/2031	695	681
TGS ASA 8.50% 1/15/2030[1]	710	735
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	436	445
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	369	367
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	861	881
Transocean, Inc. 8.00% 2/1/2027[1]	40	40
Transocean, Inc. 8.75% 2/15/2030[1]	399	415
Transocean, Inc. 8.50% 5/15/2031[1]	665	647
Transocean, Inc. 6.80% 3/15/2038	425	326
USA Compression Partners, LP 6.875% 9/1/2027	247	247
USA Compression Partners, LP 7.125% 3/15/2029[1]	565	575
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,102
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	198
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,600	1,455
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,085
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	726
Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	435
Venture Global LNG, Inc. 7.00% 1/15/2030[1]	425	419
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	955	969
Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,7]	413	392
Vital Energy, Inc. 7.875% 4/15/2032[1]	775	722
Weatherford International, Ltd. 8.625% 4/30/2030[1]	3,001	3,049
Western Midstream Operating, LP 4.50% 3/1/2028	239	237
Western Midstream Operating, LP 5.25% 2/1/2050[7]	300	256
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	395	385
YPF SA 8.25% 1/17/2034[1]	460	456
		127,551
Consumer discretionary 9.00%
Advance Auto Parts, Inc. 5.95% 3/9/2028	723	732
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,405	1,253
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,629	1,366
Aimbridge Acquisition Co., Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.823% 3/15/2030[2,3,6]	556	556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.9354% Cash 3/11/2030[2,3,6]	501	501
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	661	664
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	555	526
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	2,060	1,895
Allied Universal Holdco, LLC 7.875% 2/15/2031[1]	305	309
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,849	1,911
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,196
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	600	545
American Funds Insurance Series — Page 238 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Bath & Body Works, Inc. 6.875% 11/1/2035	USD2,076	$2,105
Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	998
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.052% 10/16/2031[2,3]	592	592
Boyd Gaming Corp. 4.75% 12/1/2027	441	432
Boyd Gaming Corp. 4.75% 6/15/2031[1]	575	531
Boyne USA, Inc. 4.75% 5/15/2029[1]	650	612
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	3,044	2,800
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	2,345	2,379
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	2,175	2,170
Carnival Corp. 5.75% 3/1/2027[1]	505	506
Carnival Corp. 4.00% 8/1/2028[1]	1,450	1,388
Carnival Corp. 7.00% 8/15/2029[1]	135	141
Carnival Corp. 6.125% 2/15/2033[1]	3,065	3,023
Clarios Global, LP 6.25% 5/15/2026[1]	62	62
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	150	155
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	2,230	2,056
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	1,570	1,359
First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,295	1,188
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[2,3]	334	334
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.799% 7/21/2028[2,3]	102	102
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	485
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	110
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	201
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	223
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	384
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	493
Ford Motor Credit Co., LLC 6.532% 3/19/2032	470	470
Gap, Inc. 3.625% 10/1/2029[1]	170	154
Gap, Inc. 3.875% 10/1/2031[1]	108	93
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	525
Genting New York, LLC 7.25% 10/1/2029[1]	1,040	1,061
Global Auto Holdings PLC 11.50% 8/15/2029[1]	585	572
Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	1,670	1,680
Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,956	2,063
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.075% 3/7/2032[2,3]	1,004	1,005
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	395
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	947
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	554
Hyatt Hotels Corp. 5.75% 3/30/2032	269	271
Hyundai Capital America 1.65% 9/17/2026[1]	70	67
International Game Technology PLC 4.125% 4/15/2026[1]	465	460
International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,042
KB Home 6.875% 6/15/2027	330	336
KB Home 7.25% 7/15/2030	330	339
Kohl’s Corp. 4.625% 5/1/2031 (5.125% on 5/1/2025)[7]	90	63
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	340
Las Vegas Sands Corp. 6.20% 8/15/2034	417	418
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	3,405	3,198
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,365	1,418
Levi Strauss & Co. 3.50% 3/1/2031[1]	1,175	1,035
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	470	477
American Funds Insurance Series — Page 239 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	USD305	$313
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	205
Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	999
Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	635
M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	786
Macy’s Retail Holdings, LLC 5.875% 4/1/2029[1]	75	73
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	649	596
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	325	313
Mercury Aggregator LP, Term Loan, 3.50% 4/3/2026[2,6]	95	71
Mercury Aggregator LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025)[2,6,7]	166	124
MGM Resorts International 5.50% 4/15/2027	200	198
NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	375
Newell Brands Inc. 6.625% 9/15/2029	435	437
Newell Brands, Inc. 6.375% 5/15/2030	785	766
Newell Brands, Inc. 6.625% 5/15/2032	435	424
Newell Brands, Inc. 6.875% 4/1/2036	355	346
Newell Brands, Inc. 7.00% 4/1/2046	165	145
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[1]	350	332
Party City Holdings, Inc. 0% 10/12/2028[6]	500	— [8]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4,5,6]	2,510	251
PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
Petco Health and Wellness Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.811% 3/3/2028[2,3]	601	549
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	504
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	625
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	70
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,105	1,101
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	705	712
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	625	625
Sally Holdings, LLC 6.75% 3/1/2032	3,132	3,142
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	190	179
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.296% 4/4/2029[2,3]	1,302	1,295
Service Corp. International 4.625% 12/15/2027	405	397
Service Corp. International 5.125% 6/1/2029	75	73
Service Corp. International 3.375% 8/15/2030	190	169
Service Corp. International 4.00% 5/15/2031	180	163
Service Corp. International 5.75% 10/15/2032	350	344
Somnigroup International, Inc. 4.00% 4/15/2029[1]	95	88
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,836	1,692
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,669	2,399
Station Casinos, LLC 6.625% 3/15/2032[1]	320	318
Travel + Leisure Co. 4.50% 12/1/2029[1]	995	928
Travel + Leisure Co. 4.625% 3/1/2030[1]	200	187
Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,495	2,469
Vail Resorts, Inc. 6.50% 5/15/2032[1]	550	556
Valvoline, Inc. 3.625% 6/15/2031[1]	630	548
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	10	10
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	615	610
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	555	531
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	463
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	256
Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	1,300	1,267
ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	299
American Funds Insurance Series — Page 240 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
ZF North America Capital, Inc. 6.875% 4/14/2028[1]	USD230	$226
ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	241
		85,704
Materials 8.95%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,190	1,248
ArcelorMittal SA 7.00% 10/15/2039	488	533
ArcelorMittal SA 6.75% 3/1/2041	825	860
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,095	934
ATI, Inc. 4.875% 10/1/2029	690	658
ATI, Inc. 7.25% 8/15/2030	375	387
ATI, Inc. 5.125% 10/1/2031	775	729
Avient Corp. 6.25% 11/1/2031[1]	225	223
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	248
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	453
Ball Corp. 6.875% 3/15/2028	465	476
Ball Corp. 6.00% 6/15/2029	350	355
Ball Corp. 2.875% 8/15/2030	160	140
Ball Corp. 3.125% 9/15/2031	1,530	1,327
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,675	1,519
Capstone Copper Corp. 6.75% 3/31/2033[1]	450	449
Celanese US Holdings, LLC 6.415% 7/15/2027	45	46
Celanese US Holdings, LLC 6.50% 4/15/2030	80	79
Celanese US Holdings, LLC 6.80% 11/15/2030	265	275
Celanese US Holdings, LLC 6.75% 4/15/2033	1,210	1,176
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[7]	70	73
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,363	1,355
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	2,346	2,182
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	2,354	2,306
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	795	771
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,025	1,765
Cleveland-Cliffs, Inc. 7.50% 9/15/2031[1]	1,755	1,715
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	2,035	1,955
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	140	134
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	655	564
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,465	3,461
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	650	603
CVR Partners, LP 6.125% 6/15/2028[1]	685	663
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	3,427	3,427
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	4,580	4,822
First Quantum Minerals, Ltd. 8.00% 3/1/2033[1]	675	685
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	421
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	386
FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,222	8,576
FXI Holdings, Inc. 12.25% 11/15/2026[1]	6,051	5,672
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.563% 11/4/2031[2,3]	613	613
INEOS Finance PLC 6.75% 5/15/2028[1]	500	501
INEOS Finance PLC 7.50% 4/15/2029[1]	285	284
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	607
LABL, Inc. 10.50% 7/15/2027[1]	160	143
LSB Industries, Inc. 6.25% 10/15/2028[1]	665	642
Magnera Corp. 4.75% 11/15/2029[1]	410	364
Magnera Corp. 7.25% 11/15/2031[1]	530	516
American Funds Insurance Series — Page 241 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	USD382	$380
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	850
Methanex Corp. 5.125% 10/15/2027	2,415	2,370
Methanex Corp. 5.25% 12/15/2029	462	444
Methanex Corp. 5.65% 12/1/2044	465	383
Methanex US Operations, Inc. 6.25% 3/15/2032[1]	750	731
Minera Mexico, SA de CV 5.625% 2/12/2032[1]	200	199
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	393	390
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,919	1,898
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,820	1,822
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	750	726
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	259
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,635	1,564
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,100	2,262
NOVA Chemicals Corp. 7.00% 12/1/2031[1]	665	694
Novelis Corp. 3.25% 11/15/2026[1]	690	668
Novelis Corp. 4.75% 1/30/2030[1]	478	446
Novelis Corp. 3.875% 8/15/2031[1]	987	859
Olin Corp. 5.625% 8/1/2029	200	195
Olin Corp. 5.00% 2/1/2030	180	170
Olin Corp. 6.625% 4/1/2033[1]	610	593
Quikrete Holdings, Inc. 6.375% 3/1/2032[1]	835	841
Quikrete Holdings, Inc. 6.75% 3/1/2033[1]	835	832
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.575% 2/10/2032[2,3]	170	168
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025)[1,4,7]	1,090	1,057
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025)[4,7]	450	435
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	628
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	505
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	325
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	900	896
Tronox, Inc. 4.625% 3/15/2029[1]	740	634
Usiminas International, Ltd. 7.50% 1/27/2032[1]	200	202
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.647% Cash 1/16/2026[2,3,4]	530	535
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 10/10/2028[2,3,4]	533	535
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.656% Cash 10/10/2028[2,3,4]	877	798
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.299% 11/30/2030[2,3]	195	195
Veritiv Operating Co. 10.50% 11/30/2030[1]	780	827
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	598	613
		85,250
Health care 8.56%
1261229 B.C., Ltd. 10.00% 4/15/2032[1]	2,015	2,005
AdaptHealth, LLC 6.125% 8/1/2028[1]	535	524
AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	925
AdaptHealth, LLC 5.125% 3/1/2030[1]	1,625	1,483
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	590	554
Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,968
Avantor Funding, Inc. 3.875% 11/1/2029[1]	825	762
American Funds Insurance Series — Page 242 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.672% 5/10/2027[2,3]	USD447	$446
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	779	763
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	1,156	1,100
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	3,199	3,198
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,596	1,597
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	442	323
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	1,335	1,080
Bausch Health Companies, Inc. 11.00% 9/30/2028[1]	530	505
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	520	354
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,262	749
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	1,357	782
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.675% 2/1/2027[2,3]	1,308	1,285
Biocon Biologics Global PLC 6.67% 10/9/2029	200	188
Centene Corp. 4.625% 12/15/2029	945	906
Centene Corp. 3.375% 2/15/2030	52	47
Centene Corp. 3.00% 10/15/2030	295	258
Centene Corp. 2.50% 3/1/2031	1,125	950
Centene Corp. 2.625% 8/1/2031	615	517
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	178
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	550	507
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,025	980
CHS / Community Health Systems, Inc. 8.00% 12/15/2027[1]	495	490
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,524
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	808
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	445	453
DaVita, Inc. 4.625% 6/1/2030[1]	1,085	1,000
DaVita, Inc. 3.75% 2/15/2031[1]	875	763
DaVita, Inc. 6.875% 9/1/2032[1]	2,175	2,189
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,565	2,677
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.325% 4/23/2031[2,3]	1,761	1,746
Grifols, SA 4.75% 10/15/2028[1]	2,000	1,849
Grifols, SA 3.875% 10/15/2028	EUR340	339
Grifols, SA 7.50% 5/1/2030	1,585	1,794
HCA, Inc. 3.50% 9/1/2030	USD180	167
HCA, Inc. 4.625% 3/15/2052	233	186
HCA, Inc. 7.50% 11/15/2095	250	262
Insulet Corp. 6.50% 4/1/2033[1]	372	378
IQVIA, Inc. 5.00% 10/15/2026[1]	603	599
IQVIA, Inc. 6.50% 5/15/2030[1]	660	672
Jazz Securities DAC 4.375% 1/15/2029[1]	461	438
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	174	182
Medline Borrower, LP 3.875% 4/1/2029[1]	580	543
Medline Borrower, LP 6.25% 4/1/2029[1]	914	927
Medline Borrower, LP 5.25% 10/1/2029[1]	1,985	1,906
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 10/23/2028[2,3]	552	551
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	995	949
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	1,514	1,356
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	3,130	2,749
Molina Healthcare, Inc. 6.25% 1/15/2033[1]	1,495	1,473
Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,168	980
Owens & Minor, Inc. 6.625% 4/1/2030[1]	4,815	4,218
American Funds Insurance Series — Page 243 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	USD400	$394
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,4]	2,512	2,490
Radiology Partners, Inc. 9.781% PIK 2/15/2030[1,4]	2,657	2,474
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 8.28% Cash 1/31/2029[2,3,4]	1,763	1,706
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	685	697
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	390	386
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.537% 3/2/2027[2,3]	36	35
Tenet Healthcare Corp. 6.25% 2/1/2027	500	501
Tenet Healthcare Corp. 5.125% 11/1/2027	375	370
Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,528
Tenet Healthcare Corp. 4.375% 1/15/2030	895	840
Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
Tenet Healthcare Corp. 6.75% 5/15/2031	1,275	1,294
Tenet Healthcare Corp. 6.875% 11/15/2031	100	103
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	424	411
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	734
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	6,445	6,303
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	431
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,070
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	595
		81,489
Financials 8.22%
AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,192
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	392	402
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	555	536
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,413
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	663
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	845	831
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	3,420	3,439
AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,650	1,557
Ardonagh Finco, Ltd. 7.75% 2/15/2031[1]	265	270
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032[1]	1,615	1,646
Aretec Group, Inc. 7.50% 4/1/2029[1]	3,108	3,055
Aretec Group, Inc. 10.00% 8/15/2030[1]	720	774
AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	364
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.825% 2/14/2031[2,3]	497	499
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	268	276
Blackstone Private Credit Fund 6.00% 11/22/2034[1]	795	765
Block, Inc. 2.75% 6/1/2026	1,640	1,592
Block, Inc. 3.50% 6/1/2031	1,605	1,412
Block, Inc. 6.50% 5/15/2032[1]	920	930
Blue Owl Capital Corp. 3.40% 7/15/2026	290	283
Blue Owl Capital Corp. 3.125% 4/13/2027	600	572
Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	953
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	388
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,660	1,729
Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,746	3,385
Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,669	2,261
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	3,186	3,008
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	775	695
Credit Acceptance Corp. 6.625% 3/15/2030[1]	295	291
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
EZCORP, Inc. 7.375% 4/1/2032[1]	USD175	$178
Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,242
Hightower Holding, LLC 9.125% 1/31/2030[1]	195	201
Howden UK Refinance PLC 7.25% 2/15/2031[1]	1,100	1,111
HUB International, Ltd. 5.625% 12/1/2029[1]	165	160
HUB International, Ltd. 7.25% 6/15/2030[1]	767	791
HUB International, Ltd. 7.375% 1/31/2032[1]	870	886
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.043% 6/20/2030[2,3]	171	170
Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	399
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,235
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	146
LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	681
MPT Finance Corp. 7.00% 2/15/2032	EUR705	776
MSCI, Inc. 3.875% 2/15/2031[1]	USD630	586
MSCI, Inc. 3.625% 11/1/2031[1]	341	309
MSCI, Inc. 3.25% 8/15/2033[1]	584	504
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	395
Navient Corp. 6.75% 6/25/2025	430	431
Navient Corp. 6.75% 6/15/2026	510	514
Navient Corp. 5.00% 3/15/2027	2,433	2,383
Navient Corp. 4.875% 3/15/2028	550	525
Navient Corp. 5.50% 3/15/2029	3,625	3,434
Navient Corp. 9.375% 7/25/2030	1,280	1,365
Navient Corp. 11.50% 3/15/2031	880	984
Navient Corp. 5.625% 8/1/2033	2,343	2,021
OneMain Finance Corp. 3.875% 9/15/2028	340	315
OneMain Finance Corp. 9.00% 1/15/2029	105	110
OneMain Finance Corp. 6.625% 5/15/2029	610	612
OneMain Finance Corp. 5.375% 11/15/2029	950	905
OneMain Finance Corp. 7.875% 3/15/2030	915	949
OneMain Finance Corp. 4.00% 9/15/2030	245	216
OneMain Finance Corp. 7.50% 5/15/2031	125	127
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,344
Opal Bidco SAS 6.50% 3/31/2032[1]	660	660
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,192
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.825% 8/17/2028[2,3]	476	473
Owl Rock Capital Corp. 3.75% 7/22/2025	145	144
Oxford Finance, LLC 6.375% 2/1/2027[1]	1,488	1,475
Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	675	688
PennyMac Financial Services, Inc. 6.875% 2/15/2033[1]	520	517
Planet Financial Group, LLC 10.50% 12/15/2029[1]	230	231
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	499
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	686
Ryan Specialty, LLC 5.875% 8/1/2032[1]	805	796
SLM Corp. 6.50% 1/31/2030	855	878
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	637
Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	600	616
Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	375	376
Starwood Property Trust, Inc. 6.50% 10/15/2030[1]	385	382
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.049% 5/6/2032[2,3]	2,816	2,846
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[1]	USD465	$432
WEX, Inc. 6.50% 3/15/2033[1]	550	544
		78,258
Real estate 7.18%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	2,063	1,689
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,322	990
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	414
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,197	1,189
Fideicomiso Fibra Uno 7.70% 1/23/2032[1]	405	418
Forestar Group, Inc. 5.00% 3/1/2028[1]	92	90
Forestar Group, Inc. 6.50% 3/15/2033[1]	1,900	1,862
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,392	1,352
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,688	2,455
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,633	3,238
Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	986
Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	356
Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	215
Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,235	3,105
Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,523
Iron Mountain, Inc. 5.625% 7/15/2032[1]	220	211
Iron Mountain, Inc. 6.25% 1/15/2033[1]	395	391
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	2,081
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,463
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,665	2,349
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	440	439
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	780	743
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	610	627
MPT Operating Partnership, LP 5.00% 10/15/2027	9,978	9,027
MPT Operating Partnership, LP 4.625% 8/1/2029	170	130
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,018
MPT Operating Partnership, LP 8.50% 2/15/2032[1]	4,019	4,097
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	170	166
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	766
Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	740	746
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	655	648
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	45	44
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	460	413
SBA Communications Corp. 3.125% 2/1/2029	131	120
Service Properties Trust 5.25% 2/15/2026	117	116
Service Properties Trust 4.75% 10/1/2026	1,515	1,488
Service Properties Trust 4.95% 2/15/2027	1,931	1,882
Service Properties Trust 5.50% 12/15/2027	350	338
Service Properties Trust 3.95% 1/15/2028	3,031	2,751
Service Properties Trust 8.375% 6/15/2029	2,260	2,261
Service Properties Trust 4.95% 10/1/2029	3,288	2,719
Service Properties Trust 4.375% 2/15/2030	3,180	2,460
Service Properties Trust 8.625% 11/15/2031[1]	4,775	5,041
Service Properties Trust 8.875% 6/15/2032	1,230	1,219
VICI Properties, LP 4.625% 6/15/2025[1]	620	620
VICI Properties, LP 3.875% 2/15/2029[1]	1,130	1,080
		68,336
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 6.85%	Principal amount (000)	Value (000)
Acuris Finance US, Inc. 9.00% 8/1/2029[1]	USD1,350	$1,312
ams-OSRAM AG 12.25% 3/30/2029[1]	1,025	1,054
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,735	1,688
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	4,875	4,865
Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,270	1,293
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.799% 3/30/2029[2,3]	1,411	1,399
CommScope Technologies, LLC 5.00% 3/15/2027[1]	2,415	2,172
CommScope, LLC 8.25% 3/1/2027[1]	1,272	1,206
CommScope, LLC 7.125% 7/1/2028[1]	1,107	981
CommScope, LLC 4.75% 9/1/2029[1]	103	92
CommScope, LLC 9.50% 12/15/2031[1]	400	412
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.575% 12/17/2029[2,3]	170	170
Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	5,860	6,089
Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	275	271
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.075% 11/22/2032[2,3]	300	304
Entegris, Inc. 4.75% 4/15/2029[1]	370	357
Fair Isaac Corp. 4.00% 6/15/2028[1]	2,340	2,227
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,3,9]	3,620	3,638
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,3,9]	95	96
Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	444
Gartner, Inc. 4.50% 7/1/2028[1]	703	690
Gartner, Inc. 3.75% 10/1/2030[1]	126	116
Gen Digital, Inc. 6.25% 4/1/2033[1]	725	723
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	3,675	3,661
Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	3,042
Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,915	2,408
Imola Merger Corp. 4.75% 5/15/2029[1]	300	285
ION Trading Technologies SARL 9.50% 5/30/2029[1]	2,420	2,441
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 3/8/2032[2,3]	625	622
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.568% 2/24/2033[2,3]	875	876
McAfee Corp. 7.375% 2/15/2030[1]	275	244
NCR Atleos Corp. 9.50% 4/1/2029[1]	1,785	1,937
NCR Voyix Corp. 5.125% 4/15/2029[1]	343	327
Open Text Corp. 3.875% 2/15/2028[1]	645	608
Open Text Corp. 3.875% 12/1/2029[1]	250	228
Shift4 Payments, LLC 6.75% 8/15/2032[1]	335	338
Synaptics, Inc. 4.00% 6/15/2029[1]	375	344
UKG, Inc. 6.875% 2/1/2031[1]	1,325	1,345
Unisys Corp. 6.875% 11/1/2027[1]	815	796
Viasat, Inc. 5.625% 9/15/2025[1]	1,210	1,202
Viasat, Inc. 5.625% 4/15/2027[1]	5,540	5,322
Viasat, Inc. 6.50% 7/15/2028[1]	1,180	1,031
Viasat, Inc. 7.50% 5/30/2031[1]	2,394	1,811
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	211
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,7,9]	3,138	3,075
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,7,9]	USD547	$536
Xerox Holdings Corp. 5.50% 8/15/2028[1]	985	694
Xerox Holdings Corp. 8.875% 11/30/2029[1]	269	181
		65,221
Industrials 6.48%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	135	135
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	265
ADT Security Corp. 4.125% 8/1/2029[1]	200	188
Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	930
Ambipar Lux SARL 9.875% 2/6/2031[1]	226	224
Ambipar Lux SARL 10.875% 2/5/2033[1]	200	205
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.575% 9/29/2031[2,3]	494	480
Amentum Holdings, Inc. 7.25% 8/1/2032[1]	1,860	1,832
American Airlines, Inc. 8.50% 5/15/2029[1]	415	422
Aramark Services, Inc. 5.00% 2/1/2028[1]	325	319
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	854
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	50
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	925	836
Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	140	137
Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	445	435
Avis Budget Group, Inc. 5.75% 7/15/2027[1]	70	68
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,964
Axon Enterprise, Inc. 6.125% 3/15/2030[1]	935	946
Axon Enterprise, Inc. 6.25% 3/15/2033[1]	1,320	1,337
Boeing Co. (The) 3.60% 5/1/2034	190	164
Boeing Co. (The) 6.858% 5/1/2054	386	420
Bombardier, Inc. 7.45% 5/1/2034[1]	115	118
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	255	244
Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
Brink’s Co. (The) 6.75% 6/15/2032[1]	170	173
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50% 2/1/2032[1]	305	291
BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	156
BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	313
Chart Industries, Inc. 7.50% 1/1/2030[1]	523	543
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	850
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	795
Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	756
Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	117
CoreLogic, Inc. 4.50% 5/1/2028[1]	2,774	2,586
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.939% 6/4/2029[2,3]	660	642
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	982
Enviri Corp. 5.75% 7/31/2027[1]	1,975	1,888
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	2,740	2,842
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	490	506
FTAI Aviation Investors, LLC 5.50% 5/1/2028[1]	700	687
FTAI Aviation Investors, LLC 7.875% 12/1/2030[1]	45	47
Garda World Security Corp. 8.375% 11/15/2032[1]	1,735	1,708
Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	199
Herc Holdings, Inc. 6.625% 6/15/2029[1]	455	457
Hertz Corp. (The) 4.625% 12/1/2026[1]	425	297
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[2,3]	USD718	$562
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.939% 6/30/2028[2,3]	140	109
Icahn Enterprises, LP 6.25% 5/15/2026	883	875
Icahn Enterprises, LP 5.25% 5/15/2027	3,694	3,517
Icahn Enterprises, LP 9.75% 1/15/2029	1,275	1,269
Icahn Enterprises, LP 4.375% 2/1/2029	855	713
Icahn Enterprises, LP 10.00% 11/15/2029[1]	455	452
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	961	966
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	306
Moog, Inc. 4.25% 12/9/2027[1]	395	381
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	256
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	905	837
OneSky Flight, LLC 8.875% 12/15/2029[1]	360	364
Owens Corning 3.50% 2/15/2030	530	499
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	600
PM General Purchaser, LLC 9.50% 10/1/2028[1]	365	349
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	450
Reworld Holding Corp. 4.875% 12/1/2029[1]	1,155	1,075
Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,351
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	103
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	695
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	438
Spirit AeroSystems, Inc. 4.60% 6/15/2028	898	862
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	334	357
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	2,570	2,840
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 8.791% 1/15/2027[2,3]	1,084	1,086
Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	435	435
Texas Combined Tirz I, LLC 0% 12/7/2062[1,6]	100	100
Titan International, Inc. 7.00% 4/30/2028	750	743
TransDigm, Inc. 5.50% 11/15/2027	885	876
TransDigm, Inc. 6.75% 8/15/2028[1]	140	142
TransDigm, Inc. 6.875% 12/15/2030[1]	355	363
TransDigm, Inc. 6.625% 3/1/2032[1]	1,540	1,562
TransDigm, Inc. 6.00% 1/15/2033[1]	405	399
Uber Technologies, Inc. 7.50% 9/15/2027[1]	395	400
Uber Technologies, Inc. 6.25% 1/15/2028[1]	755	761
Uber Technologies, Inc. 4.50% 8/15/2029[1]	310	305
United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	117
United Rentals (North America), Inc. 3.875% 2/15/2031	745	677
United Rentals (North America), Inc. 3.75% 1/15/2032	570	504
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	311
Waste Pro USA, Inc. 7.00% 2/1/2033[1]	225	226
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,625
WESCO Distribution, Inc. 6.375% 3/15/2033[1]	320	322
XPO, Inc. 6.25% 6/1/2028[1]	70	71
XPO, Inc. 7.125% 6/1/2031[1]	533	546
XPO, Inc. 7.125% 2/1/2032[1]	270	277
		61,654
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 3.73%	Principal amount (000)	Value (000)
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	USD1,198	$1,104
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	445
Amer Sports Co. 6.75% 2/16/2031[1]	930	953
B&G Foods, Inc. 5.25% 9/15/2027	1,618	1,519
B&G Foods, Inc. 8.00% 9/15/2028[1]	965	971
Central Garden & Pet Co. 4.125% 10/15/2030	915	833
Central Garden & Pet Co. 4.125% 4/30/2031[1]	1,575	1,411
Coty, Inc. 5.00% 4/15/2026[1]	280	279
Coty, Inc. 4.75% 1/15/2029[1]	1,070	1,037
Coty, Inc. 6.625% 7/15/2030[1]	380	389
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,079
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	915	946
Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	775	798
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.575% 2/12/2031[2,3]	159	158
H.J. Heinz Co. 3.875% 5/15/2027	275	272
H.J. Heinz Co. 4.375% 6/1/2046	26	21
Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	335
KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	499
Lamb Weston Holdings, Inc. 4.875% 5/15/2028[1]	75	73
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,791
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	390	357
Mars, Inc. 4.60% 3/1/2028[1]	150	151
Mars, Inc. 5.20% 3/1/2035[1]	45	45
Mars, Inc. 5.70% 5/1/2055[1]	45	45
Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	699
Performance Food Group, Inc. 4.25% 8/1/2029[1]	573	537
Performance Food Group, Inc. 6.125% 9/15/2032[1]	725	722
Post Holdings, Inc. 5.50% 12/15/2029[1]	451	439
Post Holdings, Inc. 4.625% 4/15/2030[1]	1,815	1,697
Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,038
Post Holdings, Inc. 6.25% 2/15/2032[1]	2,570	2,588
Post Holdings, Inc. 6.375% 3/1/2033[1]	415	409
Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	136
Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,144
Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	518
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,075	1,876
United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,073	2,050
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.075% 5/1/2031[2,3]	3,196	3,242
US Foods, Inc. 4.625% 6/1/2030[1]	510	485
US Foods, Inc. 5.75% 4/15/2033[1]	470	458
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	2,030	1,993
		35,542
Utilities 2.30%
Aegea Finance SARL 9.00% 1/20/2031[1]	330	347
AmeriGas Partners, LP 5.75% 5/20/2027	302	291
Calpine Corp. 4.50% 2/15/2028[1]	150	146
Calpine Corp. 3.75% 3/1/2031[1]	500	456
Chile Electricity Lux MPC II SARL 5.672% 10/20/2035[1]	210	210
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035)[7]	470	459
Comision Federal de Electricidad 5.70% 1/24/2030[1]	460	450
DPL, Inc. 4.125% 7/1/2025	555	552
American Funds Insurance Series — Page 250 of 308

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 6.25% 3/15/2030	USD25	$25
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,10]	1,155	1,162
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035)[7]	350	349
FirstEnergy Corp. 2.25% 9/1/2030	980	853
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	355	363
Lightning Power, LLC 7.25% 8/15/2032[1]	650	670
Long Ridge Energy, LLC 8.75% 2/15/2032[1]	2,640	2,553
Long Ridge Energy, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.825% 2/19/2032[2,3]	850	820
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.325% 3/28/2031[2,3]	278	274
NRG Energy, Inc. 3.625% 2/15/2031[1]	110	98
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	206
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	623
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,344
PacifiCorp, junior subordinated, 7.375% 9/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.319% on 9/15/2030)[7]	75	76
PG&E Corp. 5.00% 7/1/2028	1,450	1,412
PG&E Corp. 5.25% 7/1/2030	3,365	3,234
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[7]	2,050	2,020
Saavi Energia SARL 8.875% 2/10/2035[1]	620	628
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	1,227	1,302
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.818% 5/17/2030[2,3]	280	280
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031[1]	395	389
YPF Energia Electrica SA 7.875% 10/16/2032[1]	320	313
		21,905
Total corporate bonds, notes & loans		841,365
U.S. Treasury bonds & notes 0.26% U.S. Treasury 0.26%
U.S. Treasury 4.25% 11/15/2034[11]	2,455	2,462
Municipals 0.08% Nevada 0.03%
Dept. of Business and Industry, Rev. Green Bonds (Brightlight West Passenger Rail Project), Series 2025-A, AMT, 9.50% 1/1/2065 (put 1/1/2033)[1]	305	304
Puerto Rico 0.05%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	327	205
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	361	225
		430
Total municipals		734
Mortgage-backed obligations 0.06% Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]	591	591
American Funds Insurance Series — Page 251 of 308

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.04%	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.625% 2/4/2030[1]	USD400	$388
Total bonds, notes & other debt instruments (cost: $857,857,000)		845,540
Convertible bonds & notes 0.04% Communication services 0.04%
EchoStar Corp., convertible notes, 3.875% PIK or 3.875% Cash 11/30/2030[4]	371	414
Total convertible bonds & notes (cost: $395,000)		414
Common stocks 6.38% Health care 2.16%	Shares
Rotech Healthcare, Inc.[6,9,12]	201,793	17,812
Endo, Inc.[12]	98,388	2,362
Endo GUC Trust, Class A1[1,6,12]	192,719	72
Endo, Inc., 1L 7.50% Escrow[6,12]	5,505,000	— [8]
Endo, Inc., 1L 6.875% Escrow[6,12]	520,000	— [8]
Endo, Inc., 1L 6.125% Escrow[6,12]	525,000	— [8]
Mallinckrodt PLC[12]	3,631	329
		20,575
Information technology 1.29%
Diebold Nixdorf, Inc.[12]	281,243	12,296
Energy 1.28%
Constellation Oil Services Holding SA (NDR)[12]	11,240,370	5,417
Ascent Resources, LLC, Class A6,9	62,978	3,090
Expand Energy Corp.	14,161	1,576
New Fortress Energy, Inc., Class A12,13	109,371	909
Weatherford International	10,059	538
Altera Infrastructure, LP6	9,127	403
Mesquite Energy, Inc.[6,12]	3,558	202
Exxon Mobil Corp.	739	88
Bighorn Permian Resources, LLC[6]	2,894	— [8]
		12,223
Utilities 1.09%
Talen Energy Corp.[12]	50,368	10,057
PG&E Corp.	18,786	323
		10,380
Consumer discretionary 0.35%
Aimbridge Acquisition Co., Inc.[6,12]	46,955	3,342
Party City Holdco, Inc.[6,12]	126,254	— [8]
Party City Holdco, Inc.[1,6,12]	1,260	— [8]
NMG Parent, LLC	8,350	— [8]
		3,342
Real estate 0.10%
WeWork, Inc.[6,12]	57,167	896
American Funds Insurance Series — Page 252 of 308

unaudited
Common stocks (continued) Materials 0.04%	Shares	Value (000)
Venator Materials PLC[6,12]	3,232	$398
Communication services 0.04%
Intelsat SA	8,182	302
DSG TopCo, Inc.[12]	2,108	38
iHeartMedia, Inc., Class A12	22,639	38
		378
Financials 0.03%
Navient Corp.	20,000	252
Total common stocks (cost: $42,273,000)		60,740
Preferred securities 0.43% Consumer discretionary 0.27%
MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	1,915,904	2,587
Industrials 0.16%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,12]	1,022	1,476
Total preferred securities (cost: $2,772,000)		4,063
Rights & warrants 0.00% Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026[12]	457	44
Total rights & warrants (cost: $275,000)		44
Short-term securities 3.17% Money market investments 3.17%
Capital Group Central Cash Fund 4.33%[14,15]	302,028	30,203
Total short-term securities (cost: $30,202,000)		30,203
Total investment securities 98.83% (cost: $933,774,000)		941,004
Other assets less liabilities 1.17%		11,131
Net assets 100.00%		$952,135
American Funds Insurance Series — Page 253 of 308

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	99	7/3/2025	USD20,510	$103
5 Year U.S. Treasury Note Futures	Long	106	7/3/2025	11,464	97
10 Year Ultra U.S. Treasury Note Futures	Short	8	6/30/2025	(913)	(16)
10 Year U.S. Treasury Note Futures	Short	13	6/30/2025	(1,446)	(9)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	6/30/2025	(122)	—
					$175
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD9,150	$(474)	$(527)	$53
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 3/31/2025[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD37	$1	$1	$— [8]
Investments in affiliates15

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.17%
Money market investments 3.17%
Capital Group Central Cash Fund 4.33%[14]	$45,641	$54,212	$69,642	$(5)	$(3)	$30,203	$400
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[6,12]	9/26/2013	$4,331	$17,812	1.87%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,3]	9/13/2023	3,560	3,638	0.38
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029[2,3]	9/13/2023-3/13/2025	95	96	0.01
American Funds Insurance Series — Page 254 of 308

unaudited
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% Cash and 2.00% PIK on 6/22/2025)[4,7]	6/23/2023-3/24/2025	$3,599	$3,611	0.38%
Ascent Resources, LLC, Class A6	11/15/2016	302	3,090	0.33
Total		$11,887	$28,247	2.97%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $618,299,000, which represented 64.94% of the net assets of the fund.

[2]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,076,000, which represented 4.00% of the net assets of the fund.

[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $28,247,000, which represented 2.97% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $96,000, which represented 0.01% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $909,000, which represented 0.10% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Rate represents the seven-day yield at 3/31/2025.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
CME = CME Group
CMS = Constant Maturity Swap
DAC = Designated Activity Company
Dept. = Department
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EUR = Euros
EV = Enterprise value
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
American Funds Insurance Series — Page 255 of 308

American Funds Mortgage Fund®
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 87.86% Mortgage-backed obligations 77.23% Federal agency mortgage-backed obligations 75.97%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036[1,3]	28	28
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	129	110
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	224	186
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	285	236
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	16	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	73	64
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	154	135
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	83	73
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	174	154
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	218	192
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	26	21
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	27	25
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	16
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	23	22
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	3	3
Fannie Mae Pool #CA6409 2.50% 7/1/2050[1]	93	77
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	14
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	4	4
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	65	54
Fannie Mae Pool #BQ6356 2.00% 11/1/2050[1]	35	28
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	132	107
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	11	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]	23	23
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,404	1,178
Fannie Mae Pool #FM5940 2.00% 2/1/2051[1,3]	1,524	1,231
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	349	281
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	177	156
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	23	20
American Funds Insurance Series — Page 256 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	USD32	$28
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	382	321
Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	23	19
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	394	333
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	186	158
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	203	172
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	81	71
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	237	208
Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	393	329
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	291	272
Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	993	927
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	166	150
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	998	985
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	700	557
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	101	99
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	37	37
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	33	33
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	174	167
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	436	418
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	97	95
Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,119	1,045
Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	9	8
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	65	66
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	99	102
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	81	83
Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	26	25
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1,3]	1,985	1,951
Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	231	242
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	63	66
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	43	41
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	1,754	1,724
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	50	49
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	51	51
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	269	273
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	266	261
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	759	758
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	358	365
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	553	530
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	205	205
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	438	446
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	92	88
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	259	248
Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	287	287
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	866	866
Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	44	45
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	14	14
Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	315	328
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	79	79
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	480	497
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	228	237
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	907	869
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,510	1,509
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	152	152
American Funds Insurance Series — Page 257 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	USD143	$143
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	41	43
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	136	140
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	18	19
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	285	289
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	245	251
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	44	45
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	38	39
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	21	22
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	296	307
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	571	582
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	176	179
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	135	138
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	120	122
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	63	64
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	40	41
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	8	8
Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	744	776
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	454	472
Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	134	140
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	134	139
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	79	82
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	270	274
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	196	200
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	147	149
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	83	85
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	55	57
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	29	30
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	30	30
Fannie Mae Pool #FS8795 6.00% 8/1/2054[1]	26	26
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	20	20
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	19	19
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	10	10
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	173	180
Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]	513	515
Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	279	281
Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	219	219
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	481	492
Fannie Mae Pool #MA5471 6.00% 9/1/2054[1]	66	67
Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	26	26
Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	50	50
Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	43	44
Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]	187	179
Fannie Mae Pool #MA5615 6.00% 2/1/2055[1]	277	282
Fannie Mae Pool #MA5647 6.00% 3/1/2055[1]	89	90
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	118	106
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	127	114
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	44	38
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	45	43
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	740	656
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	474	475
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,494	1,238
American Funds Insurance Series — Page 258 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	USD281	$248
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	79	67
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
Freddie Mac Pool #760014 3.762% 8/1/2045[1,4]	255	253
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	23	21
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	13	12
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	23	22
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	42	41
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	21	20
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15	15
Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]	36	36
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	14	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	132	117
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	4	4
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	175	140
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	183	154
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	304	245
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	283	228
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	208	182
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	69	56
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	57	48
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	145	131
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	965	885
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	6
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	1,388	1,205
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	678	589
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,279	1,110
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	113	98
Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,081	1,037
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	585	576
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	216	217
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	232	228
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	101	101
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	328	320
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	712	739
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	30	26
Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	373	358
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	273	261
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	40	40
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	114	112
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	78	77
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	89	89
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	127	122
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	1,102	1,083
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	53	54
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	283	283
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	60	61
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	53	54
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	37	38
American Funds Insurance Series — Page 259 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	USD28	$29
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	822	823
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	51	51
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	36	37
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	2,648	2,692
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	961	980
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	114	117
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	438	446
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	323	328
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	112	115
Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,031	1,013
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	247	243
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	73	76
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	442	442
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,660	1,694
Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,327	1,354
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	54	56
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	11	11
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	51	52
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	65	65
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	14	14
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	101	103
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	19	20
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	58	60
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	62	62
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	44	45
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	27	27
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	458	476
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	68	71
Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	703	732
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	228	237
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	51	53
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	16	17
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	233	237
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	202	206
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	184	189
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	76	77
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	66	68
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	34	35
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	210	218
Freddie Mac Pool #QI9547 6.50% 7/1/2054[1]	96	99
Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	76	79
Freddie Mac Pool #RJ1930 6.50% 7/1/2054[1]	54	56
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	295	297
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	265	270
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	260	264
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	149	152
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	38	39
Freddie Mac Pool #SD6323 6.50% 8/1/2054[1]	1,785	1,846
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	258	268
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	116	120
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	101	105
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	63	65
American Funds Insurance Series — Page 260 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	USD44	$46
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	38	39
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	29	30
Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	218	217
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	126	128
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	69	70
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	65	67
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	58	59
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	37	38
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	37	38
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	20	21
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]	526	516
Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	379	378
Freddie Mac Pool #SD8485 6.50% 12/1/2054[1]	69	71
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[1]	275	264
Freddie Mac Pool #SD8507 6.00% 2/1/2055[1]	49	50
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	301
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	82	77
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	80	71
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	157	147
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	109	102
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	21	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	85	81
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	26	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]	639	565
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	195	190
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	295	265
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	300	273
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	256	229
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	262	252
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	306	276
Government National Mortgage Assn. 3.00% 4/1/2055[1,5]	50	44
Government National Mortgage Assn. 4.50% 4/1/2055[1,5]	220	211
Government National Mortgage Assn. 5.00% 4/1/2055[1,5]	80	79
Government National Mortgage Assn. 5.50% 4/1/2055[1,5]	273	274
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	569	552
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	236	224
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	48	46
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	479	455
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	65	68
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	74	71
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	156	156
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	78	78
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	77	70
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	182	168
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	84	77
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1,3]	783	745
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	85	70
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	35	30
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	76	62
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	325	273
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	USD79	$66
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	508	429
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	317	269
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	69	59
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	167	142
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	142	120
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	43	37
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	223	191
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	60	54
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	158	148
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	243	234
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	14	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	80	75
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,518	1,457
Government National Mortgage Assn. Pool #AN1825 4.508% 6/20/2065[1]	21	21
Government National Mortgage Assn. Pool #AO0461 4.549% 8/20/2065[1]	6	6
Government National Mortgage Assn. Pool #AO0409 4.565% 12/20/2065[1]	24	23
Government National Mortgage Assn. Pool #AO0385 4.333% 1/20/2066[1]	122	121
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	205	151
Uniform Mortgage-Backed Security 2.50% 4/1/2040[1,5]	285	264
Uniform Mortgage-Backed Security 4.00% 4/1/2040[1,5]	125	122
Uniform Mortgage-Backed Security 2.00% 4/1/2055[1,5]	1,418	1,127
Uniform Mortgage-Backed Security 2.50% 4/1/2055[1,5]	209	174
Uniform Mortgage-Backed Security 3.00% 4/1/2055[1,5]	34	29
Uniform Mortgage-Backed Security 3.50% 4/1/2055[1,5]	210	189
Uniform Mortgage-Backed Security 4.00% 4/1/2055[1,5]	960	895
Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,5]	139	138
Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,5]	136	138
Uniform Mortgage-Backed Security 6.50% 4/1/2055[1,5]	3,253	3,356
Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,5]	1,286	1,344
Uniform Mortgage-Backed Security 2.50% 5/1/2055[1,5]	11	9
Uniform Mortgage-Backed Security 3.00% 5/1/2055[1,5]	1,361	1,180
Uniform Mortgage-Backed Security 3.50% 5/1/2055[1,5]	1,060	955
Uniform Mortgage-Backed Security 4.00% 5/1/2055[1,5]	1,596	1,485
Uniform Mortgage-Backed Security 5.50% 5/1/2055[1,5]	117	117
Uniform Mortgage-Backed Security 6.00% 5/1/2055[1,5]	1,965	1,994
Uniform Mortgage-Backed Security 6.50% 5/1/2055[1,5]	160	165
		88,520
Collateralized mortgage-backed obligations (privately originated) 0.68%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	140	132
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	60	53
FARM Mortgage Trust, Series 2024-1, Class A, 4.712% 10/1/2053[1,4,6]	190	183
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.193% 8/1/2054[1,4,6]	90	90
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,4,6]	217	220
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,4,6]	97	98
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	5	5
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	6	6
		787
American Funds Insurance Series — Page 262 of 308

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.58%	Principal amount (000)	Value (000)
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.434% 6/15/2027[1,4,6]	USD100	$101
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.81% 4/15/2037[1,4,6]	103	103
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	387
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.514% 7/15/2038[1,4,6]	87	87
		678
Total mortgage-backed obligations		89,985
U.S. Treasury bonds & notes 9.12% U.S. Treasury 9.12%
U.S. Treasury 4.625% 6/30/2025	397	397
U.S. Treasury 4.375% 7/31/2026	1,035	1,040
U.S. Treasury 3.50% 9/30/2026	465	462
U.S. Treasury 4.25% 2/15/2028	460	465
U.S. Treasury 4.125% 7/31/2028	850	856
U.S. Treasury 4.50% 5/31/2029	3,075	3,142
U.S. Treasury 4.125% 11/30/2029	745	751
U.S. Treasury 4.375% 12/31/2029	825	840
U.S. Treasury 4.00% 2/28/2030	700	702
U.S. Treasury 4.25% 6/30/2031	1,045	1,056
U.S. Treasury 3.625% 9/30/2031	420	409
U.S. Treasury 1.875% 2/15/2032	10	9
U.S. Treasury 4.125% 2/29/2032	200	200
U.S. Treasury 1.875% 2/15/2041[3]	240	169
U.S. Treasury 3.25% 5/15/2042	106	90
U.S. Treasury 1.875% 11/15/2051	65	37
Total U.S. Treasury bonds & notes		10,625
Asset-backed obligations 1.51%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,6]	19	19
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,6]	7	7
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]	9	9
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	90	89
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]	12	12
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]	69	70
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	20	20
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]	21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]	10	10
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]	257	263
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]	26	26
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,6]	19	19
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,6]	45	45
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	12	12
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]	71	64
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]	90	81
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	109	102
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.174% 4/20/2062[1,4,6]	90	90
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	100	93
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	51	51
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]	22	22
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]	11	11
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]	3	3
American Funds Insurance Series — Page 263 of 308

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		USD5	$5
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	102
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]		501	503
			1,761
Total bonds, notes & other debt instruments (cost: $102,894,000)			102,371
Short-term securities 19.90% Commercial paper 13.92%	Weighted average yield at acquisition
Alphabet,Inc. 6/23/2025[6]	4.300%	700	693
Apple, Inc. 4/9/2025[6]	4.310	2,000	1,998
CAFCO, LLC 8/19/2025[6]	4.350	1,200	1,180
Cisco Systems, Inc. 5/8/2025[6]	4.280	1,500	1,493
Coca-Cola Co. 5/28/2025[6]	4.300	2,000	1,986
Honeywell International, Inc. 5/2/2025[6]	4.300	500	498
Johnson & Johnson 7/3/2025[6]	4.260	1,000	989
Paccar Financial Corp. 4/28/2025	4.330	600	598
Paccar Financial Corp. 5/8/2025	4.340	900	895
Prudential Funding, LLC 4/2/2025	4.340	750	750
Roche Holdings, Inc. 4/1/2025[6]	4.270	1,750	1,750
Roche Holdings, Inc. 5/14/2025[6]	4.300	1,000	995
Wal-Mart Stores, Inc. 4/14/2025[6]	4.306	2,400	2,396
			16,221
Federal agency bills & notes 5.98%
Federal Home Loan Bank 5/2/2025	4.230	1,500	1,494
Federal Home Loan Bank 5/9/2025	4.147	3,400	3,385
Federal Home Loan Bank 5/21/2025	4.230	1,100	1,094
Federal Home Loan Bank 6/4/2025	4.206	1,000	992
			6,965
Total short-term securities (cost: $23,188,000)			23,186
Options purchased (equity style) 0.00%
Options purchased (equity style)*			4
Total options purchased (equity style) (cost: $6,000)			4
Total investment securities 107.76% (cost: $126,082,000)			125,561
Other assets less liabilities (7.76)%			(9,038)
Net assets 100.00%			$116,523
American Funds Insurance Series — Page 264 of 308

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*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
3 Month SOFR Futures Option	18	9/12/2025	USD97.00	USD4,500	$3
3 Month SOFR Futures Option	24	9/12/2025	98.00	6,000	1
					$4
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	24	5/1/2025	USD9,568	$(2)
3 Month SOFR Futures	Short	3	9/17/2025	(719)	(1)
2 Year U.S. Treasury Note Futures	Long	227	7/3/2025	47,028	203
5 Year U.S. Treasury Note Futures	Long	242	7/3/2025	26,174	226
10 Year Ultra U.S. Treasury Note Futures	Long	90	6/30/2025	10,271	131
10 Year U.S. Treasury Note Futures	Long	85	6/30/2025	9,453	90
20 Year U.S. Treasury Note Futures	Short	49	6/30/2025	(5,747)	(21)
30 Year Ultra U.S. Treasury Bond Futures	Long	19	6/30/2025	2,323	25
					$651
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$6	$—	$6
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	95	—	95
						$101	$—	$101

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,126,000, which represented 0.97% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,040,000, which represented 14.62% of the net assets of the fund.

Key to abbreviation(s)
Assn. = Association
American Funds Insurance Series — Page 265 of 308

unaudited

CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 266 of 308

Ultra-Short Bond Fund
Investment portfolio
March 31, 2025
unaudited

Short-term securities 100.08% Commercial paper 80.55%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Alphabet,Inc. 6/23/2025[1]	0.988%	USD10,000	$9,900
Apple, Inc. 4/9/2025[1]	0.461	12,700	12,686
British Columbia (Province of) 6/13/2025	1.077	11,500	11,398
Cabot Trail Funding, LLC. 5/6/2025[1]	1.158	5,400	5,376
Cabot Trail Funding, LLC. 5/28/2025[1]	1.006	7,000	6,950
Chariot Funding, LLC 4/17/2025[1]	0.346	6,500	6,487
Cisco Systems, Inc. 4/9/2025[1]	0.176	2,700	2,697
Cisco Systems, Inc. 5/7/2025[1]	0.471	2,100	2,091
Cisco Systems, Inc. 5/8/2025[1]	0.496	7,700	7,665
Coca-Cola Co. 4/7/2025[1]	0.370	4,000	3,997
Coca-Cola Co. 5/28/2025[1]	0.727	8,000	7,945
DBS Bank, Ltd. 5/19/2025[1]	1.240	10,000	9,941
Desjardins Group 4/1/2025[1]	0.343	3,000	3,000
Desjardins Group 4/4/2025[1]	0.570	3,600	3,598
Eli Lilly and Co. 4/8/2025[1]	0.338	7,300	7,293
European Investment Bank 4/23/2025	0.814	10,000	9,973
Honeywell International, Inc. 7/1/2025[1]	1.552	10,000	9,891
Johnson & Johnson 7/3/2025[1]	1.214	2,000	1,978
Kaiser Foundation Hospitals 4/10/2025	0.420	11,000	10,987
KfW 5/12/2025[1]	0.740	8,000	7,960
Komatsu Finance America, Inc. 6/25/2025[1]	0.974	4,000	3,959
Liberty Street Funding, LLC 4/1/2025[1]	1.125	11,300	11,299
Linde, Inc. 4/22/2025	0.412	10,000	9,974
Novartis Finance Corp. 4/21/2025[1]	0.414	6,000	5,985
Ontario (Province of) 4/7/2025	1.056	9,700	9,692
Ontario (Province of) 4/23/2025	0.261	4,000	3,989
Paccar Financial Corp. 4/10/2025	0.441	3,000	2,996
Paccar Financial Corp. 4/21/2025	0.419	9,000	8,976
Paccar Financial Corp. 5/8/2025	0.482	1,000	995
Prudential Funding, LLC 4/2/2025	1.713	5,000	4,999
Roche Holdings, Inc. 5/14/2025[1]	0.577	12,000	11,937
Sanofi 4/24/2025[1]	0.382	8,000	7,977
Siemens Capital Co., LLC 5/30/2025[1]	1.026	12,000	11,914
Sumitomo Mitsui Trust Bank, Ltd. 5/2/2025[1]	1.134	4,200	4,184
TotalEnergies Capital 4/2/2025[1]	0.171	4,000	3,999
TotalEnergies Capital 4/24/2025[1]	0.681	9,675	9,647
Toyota Motor Credit Corp. 4/7/2025	1.041	10,000	9,992
Victory Receivables Corp. 4/17/2025[1]	1.080	11,000	10,977
Wal-Mart Stores, Inc. 4/14/2025[1]	0.230	11,300	11,281
Wal-Mart Stores, Inc. 4/21/2025[1]	0.283	2,000	1,995
			288,580
U.S. Treasury bills 9.74%
U.S. Treasury 4/17/2025	1.043	15,000	14,972
U.S. Treasury 4/29/2025	0.627	20,000	19,934
			34,906
American Funds Insurance Series — Page 267 of 308

unaudited
Short-term securities (continued) Federal agency bills & notes 9.79% Discount bills & notes 9.79%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Farm Credit Banks 5/5/2025	0.553%	USD7,600	$7,570
Federal Farm Credit Banks 6/17/2025	1.264	7,000	6,937
Federal Home Loan Bank 4/30/2025	0.595	2,700	2,691
Federal Home Loan Bank 5/23/2025	0.558	8,000	7,952
Federal Home Loan Bank 6/4/2025	0.891	10,000	9,926
			35,076
Total short-term securities (cost: $358,593,000)			358,562
Total investment securities 100.08% (cost: $358,593,000)			358,562
Other assets less liabilities (0.08)%			(294)
Net assets 100.00%			$358,268

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $204,609,000, which represented 57.11% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 268 of 308

U.S. Government Securities Fund®
Investment portfolio
March 31, 2025
unaudited

Bonds, notes & other debt instruments 88.65% Mortgage-backed obligations 50.16% Federal agency mortgage-backed obligations 50.11%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD7	$8
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	10	11
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	475	468
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,042	1,024
Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	2	3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	12
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	18	18
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	6	7
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	24,872	21,257
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	268	271
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	144	145
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	30	30
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	125	126
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	20	19
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	69	70
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	29	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043[1]	1,159	1,197
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	53	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,622	3,348
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	47	43
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	13	12
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	107	101
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,593	2,386
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	34	32
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	67	64
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	92	88
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	24	23
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	13	13
American Funds Insurance Series — Page 269 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	USD930	$861
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	353	324
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	91	84
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	466	429
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	255	233
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	2,940	2,597
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	754	638
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	26	23
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	477	401
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	161	137
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,628	1,380
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	198	159
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	69	56
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	932	755
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	590	470
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051[1]	353	297
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	4
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,554	4,007
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,349	1,132
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	163	137
Fannie Mae Pool #FM8422 2.50% 8/1/2051[1]	510	426
Fannie Mae Pool #FM8745 2.50% 9/1/2051[1]	1,274	1,061
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	595	500
Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]	380	316
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	43	34
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,068	900
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	683	604
Fannie Mae Pool #BV0894 2.00% 1/1/2052[1]	484	385
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	1,999	1,751
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	406	324
Fannie Mae Pool #FS5037 2.50% 2/1/2052[1]	390	325
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	171	144
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,156	2,779
Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	417	390
Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]	7,294	6,072
Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	588	549
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	103	82
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,613	2,440
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	54	53
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	48	47
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	216	172
Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	43	36
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,307	2,085
Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,856	2,738
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	315	311
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	50	49
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,265	1,181
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	666	638
Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	8,589	8,448
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	3,348	2,664
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	934	898
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	843	810
Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	8,513	8,380
American Funds Insurance Series — Page 270 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	USD4,788	$4,702
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	630	631
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	562	563
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	86	86
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	210	219
Fannie Mae Pool #CB5118 4.00% 11/1/2052[1]	53	49
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	8	8
Fannie Mae Pool #BX3198 4.00% 12/1/2052[1]	53	49
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,624	2,516
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	1,937	1,987
Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]	1,391	1,298
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	9	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	744	767
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	838	855
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	617	632
Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	226	211
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,180	2,181
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	373	390
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	962	898
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	323	323
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	1,887	1,920
Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	1,313	1,225
Fannie Mae Pool #CB6590 4.00% 6/1/2053[1]	74	69
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	2,957	2,959
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	2,979	3,028
Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,033	2,072
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	1,836	1,880
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,465	1,492
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,373	1,405
Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]	804	751
Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]	46	43
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	1,138	1,090
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	369	353
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,041	10,045
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,759	1,790
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	294	300
Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	63	58
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	461	442
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	207	207
Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	27	25
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	6,671	6,891
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,676	2,498
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	22,261	22,257
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	537	546
Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]	734	761
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]	242	250
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	995	929
Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	24	22
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	529	529
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	149	149
Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	13,006	13,470
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	3,686	3,817
Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]	1,972	1,841
Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	919	858
American Funds Insurance Series — Page 271 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]	USD4,220	$4,041
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	490	490
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	982	982
Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	402	402
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,795	2,610
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,298	1,306
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	667	686
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,349	1,406
Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	5,745	5,741
Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]	1,990	2,069
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,137	3,198
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	859	873
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	4,632	4,815
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	7,738	7,890
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	3,935	4,040
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	1,059	1,077
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	184	187
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	7,104	7,385
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	2,053	2,131
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,137	1,185
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	236	242
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	226	230
Fannie Mae Pool #FS8795 6.00% 8/1/2054[1]	127	129
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	120	122
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	118	120
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	97	99
Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]	2,023	2,035
Fannie Mae Pool #MA5471 6.00% 9/1/2054[1]	327	332
Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]	1,471	1,499
Fannie Mae Pool #DC5704 4.00% 11/1/2054[1]	133	124
Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]	210	210
Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]	406	414
Fannie Mae Pool #DC7823 6.00% 12/1/2054[1]	39	39
Fannie Mae Pool #CB9821 6.00% 1/1/2055[1]	1,108	1,133
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,181	1,019
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	367	353
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	454	403
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	— [2]	— [2]
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
Freddie Mac Pool #1H1354 7.008% 11/1/2036[1,3]	34	35
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	237	239
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	493	498
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	645	549
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,283	8,189
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	22	21
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	114	110
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	167	156
Freddie Mac Pool #760014 3.762% 8/1/2045[1,3]	216	214
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	42	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	62	57
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	5,899	5,555
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	45	42
American Funds Insurance Series — Page 272 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	USD41	$38
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	35	32
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	29	27
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	22	20
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	17
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,115	1,058
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	59	56
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	53	50
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	23	21
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	92	87
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	5,578	5,258
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	166	162
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	83	81
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	60	59
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	17	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	134	123
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	39	36
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	318	293
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	162	149
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	28	24
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,198	961
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,830	1,537
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	32	26
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	54	43
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,072	1,672
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	138	121
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	8,530	7,184
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	424	340
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	449	379
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	278	235
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	132	116
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	11,283	10,344
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	152	138
Freddie Mac Pool #SD5745 2.00% 3/1/2052[1]	344	274
Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	350	327
Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]	440	400
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	7,945	6,896
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	3,283	2,850
Freddie Mac Pool #SD4554 4.00% 8/1/2052[1]	140	131
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	183	175
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	790	777
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	48	47
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	40	39
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	852	817
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	211	202
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	124	119
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,713	9,557
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	1,403	1,310
Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,254	3,120
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,157	3,026
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	82	79
American Funds Insurance Series — Page 273 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	USD1,023	$999
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	962	925
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	1,963	1,967
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,406	4,579
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]	14	13
Freddie Mac Pool #QF8523 4.00% 2/1/2053[1]	766	715
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	787	734
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	887	888
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	851	866
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	448	457
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	85	82
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	794	794
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	518	519
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	3,913	3,985
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,785	1,819
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	263	275
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,495	1,496
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	15,115	15,365
Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	3,811	3,884
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	1,932	1,969
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	844	860
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	420	431
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	372	380
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	260	266
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	195	201
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,049	2,129
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	1,824	1,891
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,692	1,769
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,674	1,754
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,195	1,253
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	903	943
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	571	592
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	484	511
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	17,373	17,394
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	627	627
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	18,917	19,228
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	20,672	21,015
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	741	741
Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	40,369	41,167
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,190	2,233
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	92	95
Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	3,355	3,295
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	4,814	4,892
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	12,158	12,558
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	723	692
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,259	3,260
Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]	11,143	11,566
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,011	2,010
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	405	419
Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	160	149
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	967	966
Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,289	4,386
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	223	226
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	516	516
American Funds Insurance Series — Page 274 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	USD522	$487
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	582	585
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	104	104
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	496	508
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	483	483
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	424	431
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,562	2,664
Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]	1,290	1,341
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,136	12,448
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]	3,017	3,143
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,129	1,174
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	670	699
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	8,665	8,837
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,140	3,203
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	256	262
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	7,411	7,665
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,241	4,266
Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	1,030	1,030
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	3,410	3,474
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	1,578	1,610
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	153	156
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	128	130
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	6,421	6,623
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	4,149	4,315
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	512	522
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	284	290
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	262	269
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	241	247
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	157	160
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	5,355	5,568
Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]	2,746	2,744
Freddie Mac Pool #SD8485 6.50% 12/1/2054[1]	14,978	15,456
Freddie Mac Pool #RJ3240 6.00% 1/1/2055[1]	3,935	4,011
Freddie Mac Pool #RJ3301 6.00% 1/1/2055[1]	1,663	1,707
Freddie Mac Pool #RJ3305 6.00% 1/1/2055[1]	1,130	1,156
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,887
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,630	3,406
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	733	642
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	295	261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,702	3,464
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,288	3,068
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	796	683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,119	1,011
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	362	348
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,543	3,174
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	431	412
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,613	1,538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	623	555
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	334	299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,394	1,295
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	14,155	13,786
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	3,619	3,438
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,026	944
American Funds Insurance Series — Page 275 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	USD435	$381
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,521	3,390
Government National Mortgage Assn. 3.00% 4/1/2055[1,4]	236	209
Government National Mortgage Assn. 3.50% 4/1/2055[1,4]	30	27
Government National Mortgage Assn. 5.00% 4/1/2055[1,4]	5	5
Government National Mortgage Assn. 5.50% 4/1/2055[1,4]	1,905	1,909
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	60	63
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	125	132
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	26	27
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	135	137
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	65	68
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,804	1,850
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	653	657
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	440	429
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	15	14
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	785	643
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	688	563
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,623	3,884
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,007	1,713
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	644	540
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,609	3,044
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	84	72
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,073	2,607
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,597	1,357
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,006	853
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	747	628
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	894	763
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	190	169
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	2,177	1,998
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	673	617
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4,116	3,776
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	316	297
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	430	403
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	216	202
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	54	54
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,367	4,198
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,810	2,701
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,172	1,126
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	4,480	4,199
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]	5,912	5,536
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	1,415	1,358
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054[1]	4,267	3,996
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[1]	438	410
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	427	315
Uniform Mortgage-Backed Security 2.00% 4/1/2040[1,4]	1,115	1,008
Uniform Mortgage-Backed Security 2.50% 4/1/2040[1,4]	2,275	2,105
Uniform Mortgage-Backed Security 4.00% 4/1/2040[1,4]	920	896
Uniform Mortgage-Backed Security 5.00% 4/1/2040[1,4]	780	784
Uniform Mortgage-Backed Security 2.00% 4/1/2055[1,4]	8,817	7,009
Uniform Mortgage-Backed Security 2.50% 4/1/2055[1,4]	792	659
Uniform Mortgage-Backed Security 3.00% 4/1/2055[1,4]	167	145
Uniform Mortgage-Backed Security 3.50% 4/1/2055[1,4]	2,196	1,981
Uniform Mortgage-Backed Security 4.50% 4/1/2055[1,4]	935	894
American Funds Insurance Series — Page 276 of 308

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 5.50% 4/1/2055[1,4]	USD2,084	$2,081
Uniform Mortgage-Backed Security 6.00% 4/1/2055[1,4]	668	679
Uniform Mortgage-Backed Security 6.50% 4/1/2055[1,4]	122,337	126,163
Uniform Mortgage-Backed Security 7.00% 4/1/2055[1,4]	16,627	17,381
Uniform Mortgage-Backed Security 2.50% 5/1/2055[1,4]	971	807
Uniform Mortgage-Backed Security 3.00% 5/1/2055[1,4]	6,718	5,822
Uniform Mortgage-Backed Security 3.50% 5/1/2055[1,4]	11,092	9,998
Uniform Mortgage-Backed Security 4.00% 5/1/2055[1,4]	5,812	5,408
Uniform Mortgage-Backed Security 4.50% 5/1/2055[1,4]	1,187	1,135
Uniform Mortgage-Backed Security 5.50% 5/1/2055[1,4]	1,766	1,762
Uniform Mortgage-Backed Security 6.00% 5/1/2055[1,4]	553	561
		921,984
Collateralized mortgage-backed obligations 0.05%
FARM Mortgage Trust, Series 2024-1, Class A, 4.712% 10/1/2053[1,3,5]	1,021	987
Total mortgage-backed obligations		922,971
U.S. Treasury bonds & notes 34.86% U.S. Treasury 30.35%
U.S. Treasury 4.625% 6/30/2025	5,863	5,868
U.S. Treasury 3.125% 8/15/2025	390	388
U.S. Treasury 3.00% 9/30/2025	3,090	3,072
U.S. Treasury 3.00% 10/31/2025	1,395	1,386
U.S. Treasury 4.25% 12/31/2025	17,685	17,702
U.S. Treasury 4.25% 1/31/2026	30,610	30,645
U.S. Treasury 1.625% 2/15/2026	1,490	1,458
U.S. Treasury 4.625% 2/28/2026	9,375	9,418
U.S. Treasury 4.625% 3/15/2026	11,050	11,107
U.S. Treasury 4.50% 3/31/2026	1,435	1,441
U.S. Treasury 4.875% 4/30/2026	35,525	35,835
U.S. Treasury 0.875% 6/30/2026	2,065	1,987
U.S. Treasury 4.50% 7/15/2026	10,366	10,432
U.S. Treasury 4.375% 7/31/2026	25,795	25,928
U.S. Treasury 4.625% 9/15/2026	10,209	10,306
U.S. Treasury 3.50% 9/30/2026	11,100	11,028
U.S. Treasury 4.50% 4/15/2027	30,000	30,349
U.S. Treasury 0.50% 4/30/2027	1,250	1,166
U.S. Treasury 2.625% 5/31/2027	2,290	2,230
U.S. Treasury 3.75% 8/15/2027	5,043	5,027
U.S. Treasury 4.25% 2/15/2028	48,655	49,143
U.S. Treasury 3.625% 5/31/2028	14,850	14,731
U.S. Treasury 1.25% 6/30/2028	3,325	3,059
U.S. Treasury 4.00% 6/30/2028	6,907	6,931
U.S. Treasury 1.00% 7/31/2028	970	883
U.S. Treasury 4.125% 7/31/2028	17,685	17,812
U.S. Treasury 2.625% 2/15/2029	3,270	3,119
U.S. Treasury 4.50% 5/31/2029	17,450	17,828
U.S. Treasury 2.625% 7/31/2029	9,309	8,828
U.S. Treasury 4.00% 7/31/2029	15,070	15,110
U.S. Treasury 4.125% 10/31/2029	4,800	4,836
U.S. Treasury 4.125% 11/30/2029	10,200	10,279
U.S. Treasury 4.375% 12/31/2029	23,475	23,901
U.S. Treasury 4.00% 2/28/2030	11,270	11,296
U.S. Treasury 3.75% 6/30/2030	17,030	16,843
American Funds Insurance Series — Page 277 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 9/30/2030	USD1,290	$1,330
U.S. Treasury 4.875% 10/31/2030	625	652
U.S. Treasury 4.25% 6/30/2031	9,625	9,731
U.S. Treasury 4.125% 11/30/2031	3,240	3,250
U.S. Treasury 4.125% 2/29/2032	9,305	9,329
U.S. Treasury 2.75% 8/15/2032	8,095	7,403
U.S. Treasury 3.875% 8/15/2033	3,180	3,117
U.S. Treasury 4.375% 5/15/2034	1,687	1,710
U.S. Treasury 3.875% 8/15/2034	1,970	1,920
U.S. Treasury 4.25% 11/15/2034	1,790	1,795
U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,796
U.S. Treasury 4.625% 2/15/2040	90	92
U.S. Treasury 1.375% 11/15/2040	1,945	1,265
U.S. Treasury 3.875% 5/15/2043	820	749
U.S. Treasury 4.375% 8/15/2043	40	39
U.S. Treasury 4.125% 8/15/2044[6]	11,760	11,020
U.S. Treasury 2.50% 2/15/2045	4,850	3,498
U.S. Treasury 2.50% 2/15/2046	3,900	2,775
U.S. Treasury 2.50% 5/15/2046	1,585	1,124
U.S. Treasury 2.875% 11/15/2046	2,700	2,041
U.S. Treasury 3.00% 8/15/2048	750	570
U.S. Treasury 2.375% 11/15/2049	1,435	949
U.S. Treasury 1.25% 5/15/2050	14,825	7,364
U.S. Treasury 1.375% 8/15/2050	4,330	2,206
U.S. Treasury 1.625% 11/15/2050[6]	26,165	14,244
U.S. Treasury 1.875% 2/15/2051	5,892	3,417
U.S. Treasury 2.375% 5/15/2051	6,280	4,107
U.S. Treasury 2.00% 8/15/2051	5,226	3,113
U.S. Treasury 1.875% 11/15/2051	3,164	1,819
U.S. Treasury 3.00% 8/15/2052	895	666
U.S. Treasury 4.00% 11/15/2052	1,849	1,668
U.S. Treasury 4.75% 11/15/2053	205	210
U.S. Treasury 4.25% 2/15/2054[6]	11,130	10,486
U.S. Treasury 4.625% 5/15/2054	5,610	5,627
U.S. Treasury 4.25% 8/15/2054	3,825	3,610
U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	534
		558,598
U.S. Treasury inflation-protected securities 4.51%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	4,217	4,220
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,375	2,380
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,151	11,064
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,887	2,833
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[7]	36,408	36,923
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,067	979
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,316	3,000
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]	7,197	7,259
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	138	139
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,469	1,180
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,713	1,319
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	316	241
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	359	219
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	140	81
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	2,062	1,712
American Funds Insurance Series — Page 278 of 308

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)		Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]		USD4,522	$4,327
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055[7]		5,007	5,055
			82,931
Total U.S. Treasury bonds & notes			641,529
Federal agency bonds & notes 3.63%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		113	112
Fannie Mae 7.125% 1/15/2030		2,000	2,267
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,374
Federal Home Loan Bank 5.50% 7/15/2036		300	328
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,759
Tennessee Valley Authority 0.75% 5/15/2025		3,700	3,683
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,902
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,805
Tennessee Valley Authority 5.88% 4/1/2036		875	967
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	224
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		695	660
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,719
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		897	914
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,220	2,209
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,226	2,190
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	9,994
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	2,985
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,955
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,793	1,713
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,194	2,073
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,327	2,164
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,515
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	302
			66,814
Total bonds, notes & other debt instruments (cost: $1,662,502,000)			1,631,314
Short-term securities 21.30% Commercial paper 14.40%	Weighted average yield at acquisition
Alphabet,Inc. 6/23/2025[5]	4.300%	13,300	13,167
Apple, Inc. 4/9/2025[5]	4.310	12,500	12,487
Apple, Inc. 4/22/2025[5]	4.290	10,000	9,974
Apple, Inc. 4/23/2025[5]	4.290	8,000	7,978
Apple, Inc. 5/8/2025[5]	4.290	9,900	9,855
CAFCO, LLC 8/19/2025[5]	4.350	15,300	15,041
Cisco Systems, Inc. 5/7/2025[5]	4.290	8,900	8,861
Cisco Systems, Inc. 5/8/2025[5]	4.280	8,100	8,063
Coca-Cola Co. 5/28/2025[5]	4.300	15,000	14,896
Eli Lilly and Co. 4/8/2025[5]	4.330	12,700	12,688
Honeywell International, Inc. 5/2/2025[5]	4.300	5,000	4,981
Honeywell International, Inc. 6/17/2025[5]	4.300	15,000	14,861
Johnson & Johnson 7/3/2025[5]	4.260	22,000	21,757
Linde, Inc. 4/21/2025	4.290	10,000	9,975
Mizuho Bank, Ltd. 5/19/2025[5]	4.268	4,000	3,976
Paccar Financial Corp. 4/14/2025	4.320	18,700	18,668
Paccar Financial Corp. 4/28/2025	4.330	6,400	6,378
American Funds Insurance Series — Page 279 of 308

unaudited
Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Paccar Financial Corp. 4/29/2025	4.330%	USD10,000	$9,964
Prudential Funding, LLC 4/2/2025	4.340	24,250	24,244
Roche Holdings, Inc. 4/1/2025[5]	4.270	7,350	7,349
Wal-Mart Stores, Inc. 4/14/2025[5]	4.309	29,800	29,750
			264,913
Federal agency bills & notes 6.02%
Federal Farm Credit Banks 4/9/2025	4.250	12,300	12,289
Federal Farm Credit Banks 5/5/2025	4.230	19,400	19,322
Federal Farm Credit Banks 6/17/2025	4.200	5,000	4,955
Federal Home Loan Bank 4/4/2025	4.250	18,000	17,994
Federal Home Loan Bank 4/7/2025	4.245	15,000	14,990
Federal Home Loan Bank 5/2/2025	4.231	4,400	4,384
Federal Home Loan Bank 5/28/2025	4.216	17,000	16,888
Federal Home Loan Bank 5/30/2025	4.225	10,100	10,031
Federal Home Loan Mortgage Corp. 5/21/2025	4.215	10,000	9,942
			110,795
U.S. Treasury bills 0.88%
U.S. Treasury 4/1/2025	4.200	9,200	9,200
U.S. Treasury 5/20/2025	4.215	7,000	6,960
			16,160
Total short-term securities (cost: $391,894,000)			391,868
Options purchased (equity style) 0.02%
Options purchased (equity style)*			371
Total options purchased (equity style) (cost: $361,000)			371
Total investment securities 109.97% (cost: $2,054,396,000)			2,023,553
Total options written†0.00% (premium received: $18,000)			(21)
Other assets less liabilities (9.97)%			(183,394)
Net assets 100.00%			$1,840,138
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
20 Year U.S. Treasury Note Futures Option	168	4/4/2025	USD117.50	USD16,800	$107
3 Month SOFR Futures Option	607	9/12/2025	97.00	151,750	99
3 Month SOFR Futures Option	655	9/12/2025	98.00	163,750	33
3 Month SOFR Futures Option	106	12/12/2025	96.50	26,500	71
3 Month SOFR Futures Option	106	12/12/2025	97.00	26,500	39
3 Month SOFR Futures Option	105	12/12/2025	97.50	26,250	22
					$371
American Funds Insurance Series — Page 280 of 308

unaudited
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2025 (000)
Call
20 Year U.S. Treasury Note Futures Option	168	4/4/2025	USD119.50	USD(16,800)	$(21)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	956	5/1/2025	USD381,116	$(83)
30 Day Federal Funds Futures	Long	74	6/2/2025	29,511	— [2]
3 Month SOFR Futures	Long	179	6/18/2025	42,820	(295)
3 Month SOFR Futures	Long	803	9/17/2025	192,559	(5)
3 Month SOFR Futures	Long	98	3/18/2026	23,612	18
3 Month SOFR Futures	Long	3	6/17/2026	724	(4)
2 Year U.S. Treasury Note Futures	Long	3,166	7/3/2025	655,906	2,532
5 Year U.S. Treasury Note Futures	Long	5,977	7/3/2025	646,450	5,577
10 Year U.S. Treasury Note Futures	Long	1,014	6/30/2025	112,776	972
10 Year Ultra U.S. Treasury Note Futures	Long	862	6/30/2025	98,376	1,239
20 Year U.S. Treasury Note Futures	Short	983	6/30/2025	(115,287)	(461)
30 Year Ultra U.S. Treasury Bond Futures	Long	456	6/30/2025	55,746	236
					$9,726
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	$196	$—	$196
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	196	—	196
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	233	—	233
SOFR	Annual	3.916%	Annual	7/11/2025	46,800	62	—	62
4.8189%	Annual	SOFR	Annual	8/25/2025	8,640	16	—	16
4.8195%	Annual	SOFR	Annual	9/1/2025	10,300	21	—	21
4.225%	Annual	SOFR	Annual	9/30/2025	27,550	— [2]	—	— [2]
SOFR	Annual	4.63358%	Annual	10/31/2025	1,381	(3)	—	(3)
4.2035%	Annual	SOFR	Annual	1/10/2026	11,197	9	—	9
4.184%	Annual	SOFR	Annual	1/10/2026	11,198	7	—	7
4.2045%	Annual	SOFR	Annual	1/10/2026	1,020	1	—	1
4.27%	Annual	SOFR	Annual	2/16/2026	9,621	19	—	19
4.265%	Annual	SOFR	Annual	2/16/2026	4,777	9	—	9
4.3035%	Annual	SOFR	Annual	2/17/2026	2,874	6	—	6
4.2515%	Annual	SOFR	Annual	2/17/2026	2,847	5	—	5
American Funds Insurance Series — Page 281 of 308

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	$5	$—	$5
4.3005%	Annual	SOFR	Annual	2/17/2026	1,989	4	—	4
4.288%	Annual	SOFR	Annual	2/17/2026	2,021	4	—	4
4.568%	Annual	SOFR	Annual	3/1/2026	27,000	132	—	132
4.56%	Annual	SOFR	Annual	3/1/2026	27,400	132	—	132
4.6275%	Annual	SOFR	Annual	3/20/2026	49,370	293	—	293
4.9005%	Annual	SOFR	Annual	4/17/2026	14,100	133	—	133
4.8705%	Annual	SOFR	Annual	4/18/2026	12,640	117	—	117
4.815%	Annual	SOFR	Annual	5/6/2026	31,500	289	—	289
4.723%	Annual	SOFR	Annual	5/7/2026	30,490	251	—	251
4.659%	Annual	SOFR	Annual	5/17/2026	55,600	436	—	436
SOFR	Annual	4.5265%	Annual	6/18/2026	5,380	(38)	—	(38)
SOFR	Annual	4.528%	Annual	6/18/2026	5,300	(38)	—	(38)
SOFR	Annual	4.5335%	Annual	6/18/2026	10,700	(77)	—	(77)
3.53%	Annual	SOFR	Annual	1/23/2027	7,300	(30)	—	(30)
3.5405%	Annual	SOFR	Annual	1/23/2027	12,100	(48)	—	(48)
3.535%	Annual	SOFR	Annual	1/23/2027	13,000	(53)	—	(53)
SOFR	Annual	4.186%	Annual	2/18/2027	65,600	(510)	—	(510)
3.7645%	Annual	SOFR	Annual	2/20/2027	23,600	4	—	4
3.761%	Annual	SOFR	Annual	2/20/2027	11,800	1	—	1
4.5895%	Annual	SOFR	Annual	5/6/2027	22,710	392	—	392
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	(77)	—	(77)
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	(66)	—	(66)
3.624%	Annual	SOFR	Annual	2/20/2028	9,800	20	—	20
3.616%	Annual	SOFR	Annual	2/20/2028	4,700	9	—	9
3.6475%	Annual	SOFR	Annual	2/27/2028	19,700	50	—	50
SOFR	Annual	3.529%	Annual	1/29/2030	4,800	31	—	31
SOFR	Annual	3.5485%	Annual	1/29/2030	5,200	29	—	29
SOFR	Annual	3.528%	Annual	1/29/2030	4,000	26	—	26
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	6,870	—	6,870
3.18%	Annual	SOFR	Annual	4/17/2030	2,600	(59)	—	(59)
3.275%	Annual	SOFR	Annual	4/18/2030	2,600	(48)	—	(48)
3.353%	Annual	SOFR	Annual	4/19/2030	2,600	(39)	—	(39)
3.342%	Annual	SOFR	Annual	4/19/2030	2,600	(40)	—	(40)
3.344%	Annual	SOFR	Annual	4/20/2030	2,600	(40)	—	(40)
3.128%	Annual	SOFR	Annual	4/28/2030	2,600	(66)	—	(66)
3.285%	Annual	SOFR	Annual	5/1/2030	2,500	(45)	—	(45)
3.259%	Annual	SOFR	Annual	5/1/2030	2,600	(50)	—	(50)
3.186%	Annual	SOFR	Annual	5/9/2030	2,600	(59)	—	(59)
3.215%	Annual	SOFR	Annual	5/10/2030	2,500	(54)	—	(54)
3.29%	Annual	SOFR	Annual	5/19/2030	3,100	(56)	—	(56)
3.31%	Annual	SOFR	Annual	6/9/2030	26,800	(468)	—	(468)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,340	—	2,340
SOFR	Annual	4.1615%	Annual	5/15/2033	330	(10)	—	(10)
SOFR	Annual	4.15%	Annual	5/15/2033	880	(25)	—	(25)
4.0135%	Annual	SOFR	Annual	8/21/2033	1,185	22	—	22
SOFR	Annual	4.061%	Annual	8/24/2033	3,230	(70)	—	(70)
SOFR	Annual	3.9519%	Annual	8/25/2033	3,225	(45)	—	(45)
American Funds Insurance Series — Page 282 of 308

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	$(11)	$—	$(11)
SOFR	Annual	3.6025%	Annual	1/8/2034	4,655	57	—	57
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	896	—	896
3.065%	Annual	SOFR	Annual	4/7/2040	12,300	(1,169)	—	(1,169)
3.616%	Annual	SOFR	Annual	8/5/2044	5,600	(241)	—	(241)
3.561%	Annual	SOFR	Annual	8/9/2044	4,800	(242)	—	(242)
SOFR	Annual	3.9815%	Annual	11/6/2044	10,330	(70)	—	(70)
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	487	—	487
SOFR	Annual	2.85282%	Annual	12/6/2052	540	92	—	92
SOFR	Annual	2.93542%	Annual	12/6/2052	550	86	—	86
SOFR	Annual	3.01413%	Annual	1/12/2053	1,402	200	—	200
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	198	—	198
SOFR	Annual	2.974%	Annual	4/17/2053	800	120	—	120
SOFR	Annual	3.044%	Annual	4/18/2053	800	110	—	110
SOFR	Annual	3.0875%	Annual	4/19/2053	800	104	—	104
SOFR	Annual	3.1035%	Annual	4/19/2053	800	102	—	102
SOFR	Annual	3.0895%	Annual	4/20/2053	800	104	—	104
SOFR	Annual	2.9405%	Annual	4/28/2053	800	124	—	124
SOFR	Annual	3.0535%	Annual	5/1/2053	1,600	218	—	218
SOFR	Annual	3.085%	Annual	5/9/2053	900	118	—	118
SOFR	Annual	3.1135%	Annual	5/10/2053	800	101	—	101
SOFR	Annual	3.1605%	Annual	5/19/2053	1,000	118	—	118
SOFR	Annual	3.6765%	Annual	2/20/2054	2,869	81	—	81
SOFR	Annual	3.6815%	Annual	2/20/2054	2,700	74	—	74
SOFR	Annual	3.7205%	Annual	2/21/2054	520	11	—	11
SOFR	Annual	3.47875%	Annual	8/5/2054	4,200	261	—	261
SOFR	Annual	3.415%	Annual	8/9/2054	3,700	271	—	271
						$12,456	$—	$12,456

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $196,671,000, which represented 10.69% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,035,000, which represented 1.03% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 283 of 308

Managed Risk Growth Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 84.96%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,432,381	$406,566
Total growth funds (cost: $295,270,000)		406,566
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,029,813	47,934
Total fixed income funds (cost: $47,681,000)		47,934
Short-term securities 4.33%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[1]	20,727,850	20,728
Total short-term securities (cost: $20,728,000)		20,728
Options purchased (equity style) 0.20%
Options purchased (equity style)*		950
Total options purchased (cost: $2,306,000)		950
Total investment securities 99.51% (cost: $365,985,000)		476,178
Other assets less liabilities 0.49%		2,336
Net assets 100.00%		$478,514
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
Put
S&P 500 Index	95	USD53,313	USD4,025.00	6/20/2025	$91
S&P 500 Index	100	56,119	4,050.00	6/20/2025	99
S&P 500 Index	75	42,089	4,150.00	6/20/2025	85
S&P 500 Index	425	238,503	4,325.00	6/20/2025	599
S&P 500 Index	10	5,612	4,400.00	6/20/2025	16
S&P 500 Index	10	5,612	4,450.00	6/20/2025	17
S&P 500 Index	25	14,029	4,475.00	6/20/2025	43
					$950
American Funds Insurance Series — Page 284 of 308

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
British Pound Currency Futures	Short	4	6/16/2025	USD(323)	$1
Euro Currency Futures	Short	23	6/16/2025	(3,123)	33
FTSE 100 Index Futures	Short	3	6/20/2025	(334)	4
Russell 2000 E-mini Index Futures	Short	15	6/20/2025	(1,520)	25
Mini MSCI Emerging Market Index Futures	Short	38	6/20/2025	(2,111)	80
Euro Stoxx 50 Index Futures	Short	49	6/20/2025	(2,763)	118
S&P Mid 400 E-mini Index Futures	Short	43	6/20/2025	(12,636)	51
S&P 500 E-mini Index Futures	Short	395	6/20/2025	(111,652)	766
5 Year U.S. Treasury Note Futures	Long	5	6/30/2025	541	3
					$1,081
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.96%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$26,205	$35,796	$13,275	$(42,680)	$406,566	$—	$—
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	6,688	12,992	(258)	1,710	47,934	—	—
Total 94.98%				$13,017	$(40,970)	$454,500	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 285 of 308

Managed Risk International Fund
Investment portfolio
March 31, 2025
unaudited

Growth funds 84.65%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,314,327	$94,223
Total growth funds (cost: $83,058,000)		94,223
Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,172,892	11,178
Total fixed income funds (cost: $11,125,000)		11,178
Short-term securities 4.92%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[1]	5,479,180	5,479
Total short-term securities (cost: $5,479,000)		5,479
Options purchased (equity style) 0.27%
Options purchased (equity style)*		305
Total options purchased (cost: $666,000)		305
Total investment securities 99.88% (cost: $100,328,000)		111,185
Other assets less liabilities 0.12%		131
Net assets 100.00%		$111,316
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
Put
iShares MSCI EAFE ETF	7,000	USD57,211	USD60.00	6/20/2025	$112
iShares MSCI EAFE ETF	3,900	31,874	64.00	9/19/2025	175
iShares MSCI EAFE ETF	120	981	65.00	9/19/2025	6
iShares MSCI EAFE ETF	150	1,226	69.00	9/19/2025	12
					$305
American Funds Insurance Series — Page 286 of 308

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
S&P 500 E-mini Index Futures	Short	12	6/20/2025	USD(3,392)	$17
Mini MSCI Emerging Market Index Futures	Short	88	6/20/2025	(4,888)	146
MSCI EAFE Index Futures	Short	87	6/20/2025	(10,511)	310
5 Year U.S. Treasury Note Futures	Long	4	6/30/2025	433	3
					$476
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.65%
American Funds Insurance Series – International Fund, Class 1	$96,701	$2,367	$4,429	$499	$(915)	$94,223	$—	$—
Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	1,209	1,830	(22)	349	11,178	—	—
Total 94.69%				$477	$(566)	$105,401	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 287 of 308

Managed Risk Washington Mutual Investors
Fund
Investment portfolio
March 31, 2025
unaudited

Growth-and-income funds 84.74%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	15,716,523	$266,081
Total growth-and-income funds (cost: $202,944,000)		266,081
Fixed income funds 9.92%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,142,550	31,143
Total fixed income funds (cost: $31,153,000)		31,143
Short-term securities 4.54%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[1]	14,243,225	14,243
Total short-term securities (cost: $14,243,000)		14,243
Options purchased (equity style) 0.48%
Options purchased (equity style)*		1,510
Total options purchased (cost: $1,613,000)		1,510
Total investment securities 99.68% (cost: $249,953,000)		312,977
Other assets less liabilities 0.32%		1,008
Net assets 100.00%		$313,985
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
Put
S&P 500 Index	10	USD5,612	USD4,025.00	6/20/2025	$10
S&P 500 Index	5	2,806	4,150.00	6/20/2025	6
S&P 500 Index	200	112,237	4,325.00	6/20/2025	282
S&P 500 Index	10	5,612	4,350.00	6/20/2025	14
S&P 500 Index	40	22,447	4,400.00	6/20/2025	63
S&P 500 Index	10	5,612	4,575.00	6/20/2025	25
S&P 500 Index	250	140,296	4,500.00	9/19/2025	1,110
					$1,510
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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
British Pound Currency Futures	Short	11	6/16/2025	USD(888)	$2
Euro Currency Futures	Short	7	6/16/2025	(950)	9
Russell 2000 E-mini Index Futures	Short	5	6/20/2025	(507)	9
FTSE 100 Index Futures	Short	7	6/20/2025	(779)	10
Euro Stoxx 50 Index Futures	Short	15	6/20/2025	(846)	36
S&P Mid 400 E-mini Index Futures	Short	4	6/20/2025	(1,175)	5
S&P 500 E-mini Index Futures	Short	123	6/20/2025	(34,767)	238
5 Year U.S. Treasury Note Futures	Long	9	6/30/2025	973	6
					$315
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.74%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$5,910	$14,414	$3,354	$(1,875)	$266,081	$—	$—
Fixed income funds 9.92%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	1,843	4,295	(178)	1,249	31,143	—	—
Total 94.66%				$3,176	$(626)	$297,224	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 289 of 308

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2025
unaudited

Growth-and-income funds 79.49%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,457,287	$1,651,111
Total growth-and-income funds (cost: $1,284,998,000)		1,651,111
Fixed income funds 14.90%
American Funds Insurance Series – The Bond Fund of America, Class 1	32,486,427	309,596
Total fixed income funds (cost: $308,983,000)		309,596
Short-term securities 4.96%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[1]	102,932,744	102,933
Total short-term securities (cost: $102,933,000)		102,933
Options purchased (equity style) 0.68%
Options purchased (equity style)*		14,054
Total options purchased (cost: $14,889,000)		14,054
Total investment securities 100.03% (cost: $1,711,803,000)		2,077,694
Other assets less liabilities (0.03)%		(528)
Net assets 100.00%		$2,077,166
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
Put
S&P 500 Index	2,000	USD1,122,370	USD4,325.00	6/20/2025	$2,820
S&P 500 Index	345	193,609	4,400.00	6/20/2025	546
S&P 500 Index	50	28,059	4,450.00	6/20/2025	85
S&P 500 Index	10	5,612	4,475.00	6/20/2025	17
S&P 500 Index	50	28,059	4,550.00	6/20/2025	120
S&P 500 Index	40	22,447	4,225.00	9/19/2025	129
S&P 500 Index	80	44,895	4,300.00	9/19/2025	278
S&P 500 Index	70	39,283	4,450.00	9/19/2025	291
S&P 500 Index	2,200	1,234,607	4,500.00	9/19/2025	9,768
					$14,054
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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
Nikkei 225 (OSE) Index Futures	Short	5	6/12/2025	USD(1,199)	$26
Japanese Yen Currency Futures	Short	14	6/16/2025	(1,176)	17
British Pound Currency Futures	Short	63	6/16/2025	(5,084)	10
Euro Currency Futures	Short	45	6/16/2025	(6,110)	61
Mini MSCI Emerging Market Index Futures	Short	32	6/20/2025	(1,777)	68
FTSE 100 Index Futures	Short	42	6/20/2025	(4,674)	61
Euro Stoxx 50 Index Futures	Short	95	6/20/2025	(5,358)	210
S&P Mid 400 E-mini Index Futures	Short	54	6/20/2025	(15,868)	65
S&P 500 E-mini Index Futures	Short	268	6/20/2025	(75,754)	519
5 Year U.S. Treasury Note Futures	Long	30	6/30/2025	3,245	20
					$1,057
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.49%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$41,737	$78,887	$16,259	$(64,904)	$1,651,111	$—	$—
Fixed income funds 14.90%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	18,839	43,970	(423)	9,467	309,596	—	—
Total 94.39%				$15,836	$(55,437)	$1,960,707	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 291 of 308

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2025
unaudited

Asset allocation funds 95.07%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	70,604,618	$1,825,835
Total asset allocation funds (cost: $1,684,610,000)		1,825,835
Short-term securities 4.90%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[1]	94,124,801	94,125
Total short-term securities (cost: $94,125,000)		94,125
Options purchased (equity style) 0.05%
Options purchased (equity style)*		939
Total options purchased (cost: $1,733,000)		939
Total investment securities 100.02% (cost: $1,780,468,000)		1,920,899
Other assets less liabilities (0.02)%		(389)
Net assets 100.00%		$1,920,510
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2025 (000)
Put
S&P 500 Index	15	USD8,418	USD4,025.00	6/20/2025	$14
S&P 500 Index	35	19,641	4,050.00	6/20/2025	35
S&P 500 Index	5	2,806	4,150.00	6/20/2025	6
S&P 500 Index	390	218,862	4,325.00	6/20/2025	550
S&P 500 Index	20	11,224	4,350.00	6/20/2025	28
S&P 500 Index	20	11,224	4,450.00	6/20/2025	34
S&P 500 Index	10	5,612	4,550.00	6/20/2025	24
S&P 500 Index	35	19,641	4,575.00	6/20/2025	90
S&P 500 Index	20	11,224	4,300.00	9/19/2025	69
S&P 500 Index	20	11,224	4,500.00	9/19/2025	89
					$939
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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
British Pound Currency Futures	Short	10	6/16/2025	USD(807)	$3
Euro Currency Futures	Short	32	6/16/2025	(4,345)	43
Russell 2000 E-mini Index Futures	Short	7	6/20/2025	(709)	12
FTSE 100 Index Futures	Short	7	6/20/2025	(779)	9
Euro Stoxx 50 Index Futures	Short	67	6/20/2025	(3,779)	152
Mini MSCI Emerging Market Index Futures	Short	98	6/20/2025	(5,443)	209
S&P Mid 400 E-mini Index Futures	Short	56	6/20/2025	(16,456)	125
S&P 500 E-mini Index Futures	Short	491	6/20/2025	(138,787)	952
5 Year U.S. Treasury Note Futures	Long	368	6/30/2025	39,802	244
					$1,749
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.07%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$22,507	$109,116	$10,974	$(22,008)	$1,825,835	$—	$—

[1]	Rate represents the seven-day yield at 3/31/2025.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 293 of 308

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
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unaudited
The following table presents the average month-end notional amounts of options contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$21,686	$20,743	$2,774*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	645*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	159,195	Not applicable	10,867	$4,715
Asset Allocation Fund	Not applicable	Not applicable	2,231,771	Not applicable	638,615*	38,606
Global Balanced Fund	Not applicable	Not applicable	44,831	52,377	15,983	7,203
The Bond Fund of America	Not applicable	Not applicable	6,304,139	196,872	547,333	124,166
Capital World Bond Fund	$127,835	$14,503	613,486	479,385	238,415	91,646
American High-Income Trust	Not applicable	Not applicable	53,205	Not applicable	Not applicable	15,807
American Funds Mortgage Fund	22,894	Not applicable	104,456	Not applicable	1,808	Not applicable
U.S. Government Securities Fund	776,138	Not applicable	2,077,544	Not applicable	1,085,645	Not applicable
Managed Risk Growth Fund	423,632	Not applicable	1,576	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	96,375	Not applicable	763	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	265,808	Not applicable	1,924	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	2,942,235	Not applicable	19,755	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	333,305	Not applicable	38,661	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
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Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2025 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,205,365	$683,701	$—	$1,889,066
Financials	595,272	655,585	—	1,250,857
Consumer discretionary	598,120	537,064	—	1,135,184
Industrials	501,815	618,216	—	1,120,031
Health care	704,040	218,777	—	922,817
Communication services	311,500	113,343	—	424,843
Consumer staples	147,487	128,756	—	276,243
Energy	138,252	48,936	—	187,188
Materials	129,230	34,231	—	163,461
Utilities	11,572	33,139	—	44,711
Real estate	—	31,478	—	31,478
Preferred securities	—	21,466	—	21,466
Short-term securities	196,605	—	—	196,605
Total	$4,539,258	$3,124,692	$—	$7,663,950
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$220,801	$355,853	$—	$576,654
Consumer discretionary	291,616	148,503	—	440,119
Financials	204,792	200,249	—	405,041
Health care	221,399	143,959	—	365,358
Information technology	250,095	85,011	550	335,656
Materials	75,485	53,895	—	129,380
Communication services	44,003	60,758	—	104,761
Real estate	19,217	54,399	—	73,616
Energy	48,540	7,407	—	55,947
Utilities	41,316	11,679	—	52,995
Consumer staples	29,508	22,989	—	52,497
Preferred securities	7,432	—	14,179	21,611
Convertible bonds & notes	—	1,330	—	1,330
Short-term securities	154,330	—	—	154,330
Total	$1,608,534	$1,146,032	$14,729	$2,769,295
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Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,399,530	$559,214	$5,686	$9,964,430
Communication services	8,961,868	—	—	8,961,868
Consumer discretionary	5,623,734	296,706	—	5,920,440
Health care	5,568,182	184,249	31,351	5,783,782
Industrials	4,554,682	90,167	720	4,645,569
Financials	3,732,957	47,035	—	3,779,992
Energy	1,229,082	—	—	1,229,082
Consumer staples	933,359	—	2,534	935,893
Materials	720,663	19,405	—	740,068
Real estate	274,920	—	—	274,920
Utilities	251,491	—	—	251,491
Preferred securities	—	—	136,127	136,127
Rights & warrants	—	—	19,237	19,237
Convertible stocks	4,588	—	686	5,274
Short-term securities	1,169,852	—	—	1,169,852
Total	$42,424,908	$1,196,776	$196,341	$43,818,025
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$53,624	$1,264,482	$—	$1,318,106
Financials	163,483	831,147	—	994,630
Information technology	175,023	714,312	6,168	895,503
Consumer discretionary	255,166	637,913	—	893,079
Materials	318,073	391,993	—	710,066
Health care	—	556,806	—	556,806
Communication services	52,177	310,598	—	362,775
Consumer staples	85,376	272,410	—	357,786
Energy	114,331	76,941	—	191,272
Utilities	13,595	16,052	54,183	83,830
Real estate	—	7,296	—	7,296
Preferred securities	7,179	—	564	7,743
Rights & warrants	—	—	— *	— *
Short-term securities	257,178	—	—	257,178
Total	$1,495,205	$5,079,950	$60,915	$6,636,070
*
Amount less than one thousand.
American Funds Insurance Series — Page 297 of 308

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$153,458	$458,629	$— *	$612,087
Information technology	183,888	339,188	493	523,569
Consumer discretionary	146,898	283,784	— *	430,682
Industrials	96,010	279,935	—	375,945
Communication services	154,629	164,219	—	318,848
Health care	102,431	143,046	—	245,477
Consumer staples	51,525	177,201	—	228,726
Materials	116,810	52,272	— *	169,082
Energy	21,999	61,632	— *	83,631
Real estate	3,279	54,556	—	57,835
Utilities	19,393	26,693	11,101	57,187
Preferred securities	8,666	6,990	8,940	24,596
Convertible stocks	203	—	—	203
Bonds, notes & other debt instruments	—	128,794	—	128,794
Short-term securities	135,608	1,375	—	136,983
Total	$1,194,797	$2,178,314	$20,534	$3,393,645

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$108	$—	$—	$108
Unrealized appreciation on open forward currency contracts	—	67	—	67
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Unrealized depreciation on open forward currency contracts	—	(110)	—	(110)
Total	$105	$(43)	$—	$62
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

As of March 31, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund

As of March 31, 2025, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 298 of 308

unaudited
Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$244,366	$93,771	$—	$338,137
Financials	148,001	134,627	— *	282,628
Industrials	125,776	146,800	—	272,576
Health care	175,320	44,493	—	219,813
Consumer discretionary	106,434	57,965	—	164,399
Communication services	70,643	55,190	—	125,833
Consumer staples	68,232	50,468	—	118,700
Materials	64,515	37,926	—	102,441
Energy	57,427	22,207	—	79,634
Utilities	16,846	15,143	—	31,989
Real estate	10,275	4,952	—	15,227
Preferred securities	586	—	—	586
Convertible stocks	1,972	—	—	1,972
Bonds, notes & other debt instruments	—	2,112	—	2,112
Short-term securities	81,933	—	—	81,933
Total	$1,172,326	$665,654	$— *	$1,837,980
*
Amount less than one thousand.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,753,256	$133,442	$—	$7,886,698
Health care	5,897,803	199,315	—	6,097,118
Industrials	5,509,017	338,887	—	5,847,904
Financials	4,457,172	—	—	4,457,172
Consumer discretionary	3,554,816	160,897	—	3,715,713
Communication services	3,424,505	89,285	—	3,513,790
Energy	1,452,997	—	—	1,452,997
Consumer staples	810,648	604,704	—	1,415,352
Materials	1,237,283	—	—	1,237,283
Real estate	821,346	—	—	821,346
Utilities	632,358	—	—	632,358
Bonds, notes & other debt instruments	—	988	—	988
Short-term securities	1,864,215	—	—	1,864,215
Total	$37,415,416	$1,527,518	$—	$38,942,934
American Funds Insurance Series — Page 299 of 308

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,014	$77,938	$— *	$82,952
Industrials	9,296	46,145	—	55,441
Information technology	1,821	33,028	—	34,849
Consumer discretionary	4,266	29,905	—	34,171
Consumer staples	5,665	26,770	—	32,435
Communication services	2,768	24,303	—	27,071
Health care	691	24,964	—	25,655
Energy	5,234	12,596	— *	17,830
Materials	8,436	8,334	— *	16,770
Utilities	1,500	6,685	—	8,185
Real estate	795	4,942	—	5,737
Preferred securities	214	—	—	214
Short-term securities	10,803	—	—	10,803
Total	$56,503	$295,610	$— *	$352,113
*
Amount less than one thousand.
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$110,873	$110,001	$— *	$220,874
Health care	106,907	42,455	—	149,362
Industrials	73,044	70,982	—	144,026
Consumer staples	81,013	50,711	—	131,724
Information technology	85,773	34,650	—	120,423
Utilities	46,621	35,696	—	82,317
Energy	61,398	16,114	—	77,512
Consumer discretionary	42,426	31,213	—	73,639
Real estate	51,462	7,003	—	58,465
Materials	24,732	18,461	—	43,193
Communication services	20,343	22,054	—	42,397
Convertible stocks	5,491	—	—	5,491
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	87,645	94	87,739
U.S. Treasury bonds & notes	—	69,547	—	69,547
Corporate bonds, notes & loans	—	36,561	276	36,837
Asset-backed obligations	—	15,835	—	15,835
Bonds & notes of governments & government agencies outside the U.S.	—	793	—	793
Municipals	—	351	—	351
Investment funds	31,656	—	—	31,656
Short-term securities	75,332	—	—	75,332
Total	$817,071	$650,072	$370	$1,467,513

Refer to the next page for footnotes.
American Funds Insurance Series — Page 300 of 308

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,108	$—	$—	$1,108
Unrealized appreciation on centrally cleared interest rate swaps	—	324	—	324
Liabilities:
Unrealized depreciation on futures contracts	(8)	—	—	(8)
Unrealized depreciation on centrally cleared credit default swaps	—	(9)	—	(9)
Total	$1,100	$315	$—	$1,415
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,625,946	$21,550	$—	$3,647,496
Financials	3,186,016	—	— *	3,186,016
Health care	2,311,706	4,874	16,254	2,332,834
Consumer discretionary	1,565,557	131,811	763	1,698,131
Industrials	1,440,020	124,739	—	1,564,759
Materials	1,382,635	—	505	1,383,140
Consumer staples	1,091,577	62,401	—	1,153,978
Communication services	1,136,012	—	—	1,136,012
Energy	331,910	70,431	712	403,053
Real estate	178,374	—	—	178,374
Utilities	117,848	—	—	117,848
Preferred securities	—	—	650	650
Rights & warrants	50	—	— *	50
Convertible stocks	15,684	—	50	15,734
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,840,698	—	2,840,698
Corporate bonds, notes & loans	—	2,038,880	7,892	2,046,772
U.S. Treasury bonds & notes	—	1,651,672	—	1,651,672
Asset-backed obligations	—	640,424	5,930	646,354
Other bonds & notes	—	71,535	—	71,535
Investment funds	1,350,902	—	—	1,350,902
Short-term securities	1,098,824	—	—	1,098,824
Total	$18,833,061	$7,659,015	$32,756	$26,524,832

Refer to the next page for footnote.
American Funds Insurance Series — Page 301 of 308

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,161	$—	$—	$13,161
Unrealized appreciation on centrally cleared credit default swaps	—	190	—	190
Liabilities:
Unrealized depreciation on futures contracts	(3,454)	—	—	(3,454)
Unrealized depreciation on centrally cleared credit default swaps	—	(55)	—	(55)
Total	$9,707	$135	$—	$9,842
*
Amount less than one thousand.
†
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$21,022	$18,824	$—	$39,846
Health care	28,361	9,903	—	38,264
Information technology	26,727	7,586	—	34,313
Industrials	20,236	12,541	—	32,777
Consumer discretionary	13,072	5,792	—	18,864
Consumer staples	5,332	13,038	—	18,370
Communication services	16,406	395	—	16,801
Materials	11,558	3,347	—	14,905
Utilities	9,514	3,465	—	12,979
Energy	7,447	1,737	—	9,184
Real estate	—	3,007	—	3,007
Preferred securities	—	198	—	198
Convertible stocks	2,712	—	—	2,712
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	49,470	—	49,470
Mortgage-backed obligations	—	29,071	—	29,071
Corporate bonds, notes & loans	—	25,275	—	25,275
U.S. Treasury bonds & notes	—	17,376	—	17,376
Other bonds & notes	—	2,565	—	2,565
Investment funds	4,047	—	—	4,047
Short-term securities	30,940	178	—	31,118
Total	$197,374	$203,768	$—	$401,142

American Funds Insurance Series — Page 302 of 308

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$141	$—	$—	$141
Unrealized appreciation on open forward currency contracts	—	386	—	386
Unrealized appreciation on centrally cleared interest rate swaps	—	46	—	46
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(204)	—	—	(204)
Unrealized depreciation on open forward currency contracts	—	(141)	—	(141)
Unrealized appreciation on centrally cleared interest rate swaps	—	29	—	29
Unrealized depreciation on bilateral interest rate swaps	—	(389)	—	(389)
Unrealized depreciation on centrally cleared credit default swaps	—	(7)	—	(7)
Total	$(63)	$(74)	$—	$(137)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,113,913	$1,395	$4,115,308
Corporate bonds, notes & loans	—	3,539,157	8,014	3,547,171
U.S. Treasury bonds & notes	—	2,317,402	—	2,317,402
Asset-backed obligations	—	623,381	8,590	631,971
Municipals	—	168,507	—	168,507
Bonds & notes of governments & government agencies outside the U.S.	—	84,796	—	84,796
Federal agency bonds & notes	—	11,675	—	11,675
Common stocks	—	16	—	16
Short-term securities	665,343	—	—	665,343
Total	$665,343	$10,858,847	$17,999	$11,542,189

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,829	$—	$—	$17,829
Unrealized appreciation on open forward currency contracts	—	1,694	—	1,694
Unrealized appreciation on centrally cleared interest rate swaps	—	2,087	—	2,087
Unrealized appreciation on centrally cleared credit default swaps	—	842	—	842
Liabilities:
Unrealized depreciation on futures contracts	(731)	—	—	(731)
Unrealized depreciation on open forward currency contracts	—	(2,033)	—	(2,033)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,761)	—	(1,761)
Unrealized depreciation on bilateral interest rate swaps	—	(7,467)	—	(7,467)
Unrealized depreciation on centrally cleared credit default swaps	—	(120)	—	(120)
Total	$17,098	$(6,758)	$—	$10,340
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 303 of 308

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$304,868	$—	$304,868
Japanese yen	—	117,120	—	117,120
British pounds	—	67,230	—	67,230
Brazilian reais	—	35,941	—	35,941
Canadian dollars	—	29,144	—	29,144
Australian dollars	—	28,096	—	28,096
South Korean won	—	23,188	—	23,188
Mexican pesos	—	15,006	—	15,006
Chinese yuan renminbi	—	14,982	—	14,982
Indonesian rupiah	—	14,259	—	14,259
Norwegian kroner	—	9,064	—	9,064
Indian rupees	—	7,998	—	7,998
Danish kroner	—	6,087	—	6,087
Polish zloty	—	3,591	—	3,591
Turkish lira	—	3,540	—	3,540
Chilean pesos	—	2,654	—	2,654
Malaysian ringgits	—	2,341	—	2,341
Colombian pesos	—	993	—	993
Czech korunas	—	778	—	778
South African rand	—	439	—	439
U.S. dollars	—	719,800	647	720,447
Preferred securities	—	—	69	69
Common stocks	34	1,916	107	2,057
Investment funds	21,651	—	—	21,651
Short-term securities	79,653	3,268	—	82,921
Options purchased on foreign currency (equity style)	— *	66	—	66
Total	$101,338	$1,412,369	$823	$1,514,530

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,109	$—	$—	$1,109
Unrealized appreciation on open forward currency contracts	—	2,016	—	2,016
Unrealized appreciation on centrally cleared interest rate swaps	—	835	—	835
Unrealized appreciation on centrally cleared credit default swaps	—	175	—	175
Liabilities:
Value of options written	—	(146)	—	(146)
Unrealized depreciation on futures contracts	(1,762)	—	—	(1,762)
Unrealized depreciation on open forward currency contracts	—	(2,960)	—	(2,960)
Unrealized depreciation on bilateral interest rate swaps	—	(4,819)	—	(4,819)
Unrealized depreciation on centrally cleared interest rate swaps	—	(735)	—	(735)
Unrealized depreciation on centrally cleared credit default swaps	—	(119)	—	(119)
Total	$(653)	$(5,753)	$—	$(6,406)
*
Amount less than one thousand.
†
Options written, future contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 304 of 308

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$839,135	$2,230	$841,365
U.S. Treasury bonds & notes	—	2,462	—	2,462
Municipals	—	734	—	734
Mortgage-backed obligations	—	—	591	591
Bonds & notes of governments & government agencies outside the U.S.	—	388	—	388
Convertible bonds & notes	—	414	—	414
Common stocks	28,439	6,086	26,215	60,740
Preferred securities	—	2,587	1,476	4,063
Rights & warrants	44	—	—	44
Short-term securities	30,203	—	—	30,203
Total	$58,686	$851,806	$30,512	$941,004

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$200	$—	$—	$200
Unrealized appreciation on centrally cleared credit default swaps	—	53	—	53
Liabilities:
Unrealized depreciation on futures contracts	(26)	—	—	(26)
Unrealized appreciation on centrally cleared credit default swaps	—	— [2]	—	— [2]
Total	$174	$53	$—	$227
1
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended March 31, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3[3]	Ending value at 3/31/2025
Investment securities	$26,562	$—	$6,053	$(1)	$— [2]	$(2,102)	$—	$30,512
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at March 31, 2025								$(2,132)
2
Amount less than one thousand.
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 305 of 308

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$2,821	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	$26,215	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			Broker quote	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 5%	3%	Decrease
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.0x	Increase
			Price to book value multiple	0.7x	0.7x	Increase
			Premium to Price to book value multiple	30%	30%	Increase
			Expected proceeds	Not applicable	Not applicable	Not applicable
			DLOM	8% - 15%	9%	Decrease
Preferred securities	$1,476	Market comparables	EV/EBITDA multiple	4.4x	4.4x	Increase
			DLOM	15%	15%	Decrease
	$30,512
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$89,985	$—	$89,985
U.S. Treasury bonds & notes	—	10,625	—	10,625
Asset-backed obligations	—	1,761	—	1,761
Short-term securities	—	23,186	—	23,186
Options purchased on futures (equity style)	4	—	—	4
Total	$4	$125,557	$—	$125,561

American Funds Insurance Series — Page 306 of 308

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$675	$—	$—	$675
Unrealized appreciation on centrally cleared interest rate swaps	—	101	—	101
Liabilities:
Unrealized depreciation on futures contracts	(24)	—	—	(24)
Total	$651	$101	$—	$752
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

As of March 31, 2025, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$922,971	$—	$922,971
U.S. Treasury bonds & notes	—	641,529	—	641,529
Federal agency bonds & notes	—	66,814	—	66,814
Short-term securities	—	391,868	—	391,868
Options purchased on futures (equity style)	371	—	—	371
Total	$371	$2,023,182	$—	$2,023,553

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,574	$—	$—	$10,574
Unrealized appreciation on centrally cleared interest rate swaps	—	16,303	—	16,303
Liabilities:
Value of options written	(21)	—	—	(21)
Unrealized depreciation on futures contracts	(848)	—	—	(848)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,847)	—	(3,847)
Total	$9,705	$12,456	$—	$22,161
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

As of March 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

As of March 31, 2025, all of the fund’s investments were classified as Level 1.
American Funds Insurance Series — Page 307 of 308

unaudited
Managed Risk Washington Mutual Investors Fund

As of March 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

As of March 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

As of March 31, 2025, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
INGEFP1-998-0525
American Funds Insurance Series — Page 308 of 308